                       ---------------------------------
                        SANFORD C. BERNSTEIN FUND, INC.
                       ---------------------------------




                      ANNUAL REPORT -- SEPTEMBER 30, 1998

                                 Fixed-Income &

                             International-Equity

                                  Investments

Table of Contents

                               Portfolio Returns.............1

                             To Our Shareholders.............2

            Statements of Assets and Liabilities............10

                        Statements of Operations............12

             Statements of Changes in Net Assets............15

                            Financial Highlights............18

                   Notes to Financial Statements............26

                          Directors and Officers............inside back cover

Portfolio Overviews

                                  Foreign Stocks.............6

                                   Taxable Bonds.............7

                                 Municipal Bonds.............8



              This publication must be accompanied or preceded by
             a prospectus of the Sanford C. Bernstein Fund, Inc.,
               which should be read carefully before investing.

Portfolio Returns(1)

THROUGH SEPTEMBER 30, 1998

                                                    TOTAL RETURNS
                                                 -------------------           COMPOUND ANNUAL RETURNS
                                                 PAST SIX    PAST 12      ---------------------------------
                                                  MONTHS      MONTHS      PAST FIVE YEARS   SINCE INCEPTION    INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------
SANFORD C. BERNSTEIN FUND PORTFOLIOS

  International Value(2)                          (16.1)%      (7.2)%           7.9%             10.1%         June 22, 1992

  Emerging Markets Value(2)                                                                                December 15, 1995
     Before deduction of purchase and
     redemption fees described below              (42.3)      (53.2)             --             (20.3)

     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein           (44.6)      (55.1)             --             (21.5)

  Intermediate Duration                             4.7         8.6             6.2               8.7       January 17, 1989

  Short Duration Plus                               3.6         6.1             5.2               6.9      December 12, 1988

  Government Short Duration                         3.7         6.4             5.1               6.6        January 3, 1989

  Diversified Municipal                             3.2         6.0             5.1               6.6        January 9, 1989

  California Municipal                              3.7         6.4             5.1               6.5         August 6, 1990

  New York Municipal                                3.5         6.3             5.1               6.7        January 9, 1989

  Short Duration Diversified Municipal              2.0         4.0              --               4.4        October 3, 1994

  Short Duration California Municipal               2.1         4.0              --               4.2        October 3, 1994

  Short Duration New York Municipal                 2.0         3.9              --               4.2        October 3, 1994

LIPPER MUTUAL-FUND COMPOSITES(3)

  Foreign Stock Composite                         (15.6)%     (10.5)%           6.2%

  Intermediate Bond Composite                       5.8         9.9             6.2

  Short-Term Bond Composite                         3.7         6.6             5.3

  Intermediate Municipal Composite                  3.9         7.0             5.1

  Short-Term Municipal Composite                    2.5         4.8             4.1

MARKET BENCHMARKS

  Major Foreign Markets Index (MSCI EAFE)(4)      (13.1)%      (1.5)%           9.2%

  MSCI Emerging Markets Free Index                (40.4)      (47.8)             --

  Lipper Emerging-Markets Index                   (41.1)      (50.6)             --

  Lehman Brothers Aggregate Bond Index              6.7        11.5             7.2

  Inflation                                         0.9         1.5             2.4


 ................................................................................
(1) Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) International Value and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

(3) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.

(4) Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product

------------------------------------------------------------------------------

                                                      1998 Annual Report     1

To Our Shareholders:

In the third quarter, investors seemed to take to heart Edmund Burke's notion that "fear is the mother of safety." Frenzied stock selling in response to economic and political turbulence roiled markets and caused losses worldwide. At Bernstein, we see safety as rooted not in panic after the fact, but in prudence beforehand. That's why we encourage diversification beyond U.S. stocks to bonds and foreign stocks through the Bernstein Fund. Bonds provided the critical ballast in the turbulent third quarter: While U.S., European and Asian stock markets all dropped, Intermediate Duration bonds returned 2.8% and Diversified Municipal 2.1% (display). This, in turn, contributed to the funds' strong returns of 8.6% and 6.0%, respectively, for the 12 months through September (see Portfolio Returns, preceding page).

      In the volatile stock markets, International Value fell 17.7% in the third quarter, ending up declining 7.2% for the past 12 months. Although the fund lagged its benchmark, it was well ahead of the average competing foreign-stock mutual fund for the past 12 months--and has been since its launch in mid-1992 (top display, facing page). Emerging markets bore the brunt of the global stock-market instability, with our fund declining 53.2% over the 12 months, roughly in line with the markets.


------------------------------------------------------------------------------
DIVERSIFICATION EFFECTIVE LONG TERM
 ..............................................................................

What was most striking about the tremendous volatility experienced by foreign markets was the extent to which they fell en masse; even emerging markets that historically have shown little correlation with one another gave ground together. Although this synchronization effect is commonplace during short periods of intense global anxiety, the effect is rarely so pronounced. Thus, our strategy of diversifying broadly among foreign markets to temper risk from problems in one or a handful of markets didn't prove terribly protective during the exceptional third quarter, especially in emerging markets. But as the immediate crisis eases, we expect markets to revert to custom and respond much more to local economic developments than to global jitters. In fact, in an environment of heightened volatility, we think diversification will matter more than ever.



=========
OUR BONDS provided a steadying counterbalance to the third quarter's stock-market turbulence

Total Returns: Third Quarter 1998
              (in U.S.$)


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Bernstein Intermediate Duration             2.8%
Bernstein Diversified Municipal             2.1%
U.S. Stocks*                               (9.9)%
Major Foreign-Markets Stocks+             (16.4)%
Emerging Markets Stocks++                 (22.0)%


*    Standard & Poor's 500-stock index
+    Morgan Stanley Capital International (MSCI) EAFE Index,
     GDP-weighted, currencies half-hedged
++   MSCI Emerging Markets Free index
     Source: MCSI, Standard & Poor's and Bernstein

------------------------------------------------------------------------------

2    Sanford C. Bernstein Fund, Inc.

      Much of the emerging markets' difficulties can be traced to too heavy dependence on foreign capital and a lack of discipline on the part of lenders. What began as a currency crisis in Thailand and South Korea spread to Russia in the third quarter and also threatened to infect Latin America with the "Asian contagion." What's our view of emerging markets today? Are their problems being resolved? Does this asset class still have long-term merit? And how has the crisis affected our strategy?

       It would be premature to declare Asian emerging nations firmly on the road to recovery. Nevertheless, under mounting duress--heightened by the third-quarter stock downturn--several nations have adopted encouraging economic reforms. Thailand has liberalized restrictions on foreign exchange and direct investment, established a framework for privatization and devised a plan to pay off its excess foreign debt. South Korea has raised the ceiling on foreign ownership of stocks and property, recapitalized several banks and made plans to restructure corporate debt. Meanwhile, currency devaluations have made these and other Asian nations' exports more competitive, and as their current accounts swing back into surplus, money has begun flowing in again, helping to stabilize currency rates and lower borrowing costs--in short, creating conditions for recovery.


------------------------------------------------------------------------------
EMERGING MARKETS OFFER OPPORTUNITIES
 ..............................................................................

Still, the recovery process is apt to be slow, so we've used extensive research to seek out strong, well-financed companies that can survive a slump and go on to prosper. And we've avoided sectors that we consider vulnerable. Moreover, we will remain diversified, while confining our investments to countries with adequate investor safeguards--which is why we avoided Russia. We believe our portfolios are well positioned to capitalize on the great opportunities developing within these markets (display, right) as the stocks of many first-class companies have been beaten down to where they represent extraordinary values. And we continue to recommend only a modest allocation of funds to these volatile and risky--but also potentially high-return--markets. Emerging markets were up 75% in 1993, 60% in '91 and 65% in '89. Remember, the underlying factors that have long made many such markets attractive remain intact: skilled, hardworking labor forces; plentiful, up-to-date manufacturing facilities; low production costs; and the potential for rapid economic growth.

      In developed foreign markets, too, declines stemming from the recent volatility have created significant opportunities to buy sound


================
SINCE ITS LAUNCH, International Value has solidly outperformed the average foreign-stock fund

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]



                               Growth OF $1,000

Average Annual
Compounding Rate
International Value: 10.2%
   (after all costs)
Average Foreign Fund: 7.6%

                            Bernstein International   Lipper International-
                                     Value                 Fund Average
                            -----------------------   ---------------------
                                  $ 1,000.00                $ 1,000.00
              7/1/92                $ 967.17                  $ 965.10
                                  $ 1,011.21                  $ 974.17
                                    $ 959.17                  $ 953.32
                                    $ 936.75                  $ 923.87
                                    $ 939.95                  $ 928.86
                                    $ 950.16                  $ 941.21
              1/1/93                $ 967.37                  $ 944.32
                                  $ 1,005.10                  $ 966.13
                                  $ 1,096.78                $ 1,021.20
                                  $ 1,168.33                $ 1,072.46
                                  $ 1,194.16                $ 1,095.74
                                  $ 1,165.13                $ 1,072.62
                                  $ 1,221.48                $ 1,106.40
                                  $ 1,290.43                $ 1,174.23
                                  $ 1,251.20                $ 1,166.83
                                  $ 1,279.42                $ 1,217.58
                                  $ 1,198.16                $ 1,168.76
                                  $ 1,278.12                $ 1,277.10
              1/1/94              $ 1,369.80                $ 1,355.90
                                  $ 1,352.78                $ 1,326.34
                                  $ 1,357.69                $ 1,267.45
                                  $ 1,401.62                $ 1,299.27
                                  $ 1,389.31                $ 1,295.24
                                  $ 1,365.69                $ 1,281.51
                                  $ 1,395.32                $ 1,316.75
                                  $ 1,414.03                $ 1,355.46
                                  $ 1,358.29                $ 1,321.71
                                  $ 1,365.59                $ 1,347.35
                                  $ 1,322.36                $ 1,281.06
                                  $ 1,327.06                $ 1,268.76
              1/1/95              $ 1,294.34                $ 1,205.71
                                  $ 1,270.32                $ 1,207.39
                                  $ 1,270.32                $ 1,247.00
                                  $ 1,310.75                $ 1,287.28
                                  $ 1,309.85                $ 1,298.22
                                  $ 1,299.54                $ 1,298.22
                                  $ 1,370.10                $ 1,367.67
                                  $ 1,374.40                $ 1,341.82
                                  $ 1,383.01                $ 1,361.41
                                  $ 1,372.60                $ 1,333.91
                                  $ 1,376.90                $ 1,348.19
                                  $ 1,434.15                $ 1,388.90
              1/1/96              $ 1,493.31                $ 1,419.46
                                  $ 1,490.67                $ 1,425.13
                                  $ 1,517.12                $ 1,449.65
                                  $ 1,578.13                $ 1,496.04
                                  $ 1,580.73                $ 1,492.00
                                  $ 1,598.39                $ 1,501.99
                                  $ 1,537.46                $ 1,447.02
                                  $ 1,543.64                $ 1,462.94
                                  $ 1,601.92                $ 1,494.54
                                  $ 1,600.16                $ 1,484.67
                                  $ 1,669.04                $ 1,548.22
                                  $ 1,684.59                $ 1,553.48
              1/1/97              $ 1,683.65                $ 1,548.51
                                  $ 1,707.24                $ 1,570.19
                                  $ 1,744.04                $ 1,573.64
                                  $ 1,755.37                $ 1,576.79
                                  $ 1,811.99                $ 1,669.51
                                  $ 1,890.32                $ 1,746.80
                                  $ 1,987.53                $ 1,791.87
                                  $ 1,862.95                $ 1,665.72
                                  $ 1,974.32                $ 1,765.00
                                  $ 1,872.39                $ 1,633.68
                                  $ 1,851.63                $ 1,615.39
                                  $ 1,840.70                $ 1,625.89
              1/1/98              $ 1,942.50                $ 1,665.56
                                  $ 2,024.56                $ 1,776.48
                                  $ 2,183.49                $ 1,869.93
                                  $ 2,171.03                $ 1,898.35
                                  $ 2,236.47                $ 1,902.34
                                  $ 2,227.12                $ 1,885.41
                                  $ 2,261.40                $ 1,911.43
                                  $ 1,924.84                $ 1,638.28
              9/30/98             $ 1,832.39                $ 1,578.98


Source: Lipper Analytical Services and Bernstein

==================
WE SEE BEATEN-DOWN emerging-markets stocks as representing exceptional value


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                              Price/Book Ratios*
                             (as of September 30)

World Average                         2.8x
Bernstein Emerging                    0.5x
Emerging Markets Index                1.0x
Thailand                              0.8x
Indonesia                             0.8x
China                                 0.6x
S. Korea                              0.5x
Brazil                                0.5x

* Price per share relative to company net worth per share: the lower the ratio, all else equal, the higher the return potential
  Source: MSCI and Bernstein


------------------------------------------------------------------------------

                                                      1998 Annual Report     3
stocks at attractive values, in our judgment. Indeed, we expect to be able to achieve returns greater than those of the major-foreign-market benchmark in coming months. In Europe, a roughly 20% third-quarter plunge has helped to restore the allure of a number of market segments, after European markets had become expensive, in our view, following a 131% rise between January 1995 and July of this year. With currency union imminent, European companies have been streamlining and merging to become more efficient, and stressing shareholder value, while governments have been cutting budget deficits and interest rates, all in preparation for participating in the world's largest consumer market--300-million strong. And Europe's recovering economies still have much more scope to grow than the U.S.'s, as unemployment overall is more than twice the U.S. level and capital spending has been far lower.


------------------------------------------------------------------------------
JAPAN STRATEGY PAYING OFF
 ..............................................................................

Japan offers even greater return potential than Europe, in our estimation. Even in adverse circumstances, we've significantly outperformed the Japanese stock market through successful stock selection and currency hedging (display). Our investments won't pay off completely until the economy recovers, but meaningful changes are already under way. Seeing a classic value scenario, we regard the profound pessimism about the long-term prospects of this second-richest nation as overblown. Japanese companies have embraced U.S.-style restructuring to enhance efficiency, shifted away from emphasizing market share to boosting profits, and become more shareholder-friendly. Several have announced share buybacks. In addition, the largest economic-stimulus package in Japanese history should soon begin to show results, and further measures, including tax breaks, appear likely. What's more, ongoing deregulation is improving competitive conditions, and Japan has set aside $500 billion to deal with its banking crisis. We're emphasizing companies with strong balance sheets that should be able to ride out current difficulties.


------------------------------------------------------------------------------
BONDS: GLOBAL INSTABILITY SPAWNS OPPORTUNITIES
 ..............................................................................

The global tumult has created extraordinary opportunities to enhance bond returns. And municipal bonds represented one of the biggest bond bargains, as they'd been largely overlooked in stock investors' "flight to safety" in U.S. Treasury bonds. Heavy issuance had also been a factor in holding down municipals' prices. In fact, municipals had emerged at the

====================
JAPAN'S STOCK MARKET has struggled this year, but our investments did well by comparison...


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Total Returns: Jan-Sep 1998


Japanese Stocks
  (in yen)                             (13.3)%
  (in dollars)                         (17.2)%
  (half-hedged)*                       (13.6)%
Bernstein Japanese Holdings
  (in dollars)                          (3.9)%



 ...because of successful stock picking and currency hedging




[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

             Japanese Holdings:
            Performance Attribution

       Relative Return: Jan-Sep 1998

Japan index*

                                       Bernstein
                                       Japanese
                                        stocks
                                       ---------
Currency Management+                     3.9%
Stock Selection                          5.8%


* MSCI Japan, half-hedged
+ Currency management estimated
  Source: MSCI and Bernstein

------------------------------------------------------------------------------

4    Sanford C. Bernstein Fund, Inc.

===============
MUNICIPAL BONDS were offering exceptional yields vis-a-vis Treasuries, implying good gains as this anomaly corrects itself

        20-Year AAA Municipal Yields* as %
            of 20-Year Treasury Yields

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               1/31/88    82.7076490
               2/29/88    84.2266463
               3/31/88    83.7066069
               4/29/88    80.5052586
               5/31/88    79.5370468
               6/30/88    81.6292876
               7/29/88    79.1963432
               8/31/88    78.6963434
               9/30/88    80.1757276
              10/31/88    78.8313743
              11/30/88    78.9932447
              12/30/88    78.8263630
               1/31/89    77.4459550
               2/28/89    77.6965265
               3/31/89    79.7211112
               4/28/89    78.1164044
               5/31/89    78.2055689
               6/30/89    82.0575628
               7/31/89    83.3124530
               8/31/89    81.5899582
               9/29/89    83.7988827
              10/31/89    86.7213726
              11/30/89    83.6245632
              12/29/89    82.7466963
               1/31/90    81.0023310
               2/28/90    79.6343146
               3/30/90    79.7027456
               4/30/90    79.0966616
               5/31/90    78.9022299
               6/29/90    81.1441915
               7/31/90    79.7092955
               8/31/90    77.8252768
               9/28/90    79.1942605
              10/31/90    79.0035987
              11/30/90    79.7903663
              12/31/90    81.6680627
               1/31/91    80.5089857
               2/28/91    79.9278846
               3/28/91    81.0406699
               4/30/91    80.2171291
               5/31/91    79.4979080
               6/28/91    79.7092955
               7/31/91    79.1345584
               8/30/91    80.0098474
               9/30/91    81.0450038
              10/31/91    80.1749271
              11/29/91    81.0845053
              12/31/91    84.2734810
               1/31/92    81.4237899
               2/28/92    81.6825315
               3/31/92    80.6350402
               4/30/92    79.3009081
               5/29/92    79.8824131
               6/30/92    78.8929126
               7/31/92    77.8699674
               8/31/92    81.6104461
               9/30/92    83.3448610
              10/30/92    83.8323353
              11/30/92    79.7872340
              12/31/92    81.4176245
               1/29/93    82.3205201
               2/26/93    78.8155569
               3/31/93    81.7448680
               4/30/93    80.8110491
               5/28/93    81.1640831
               6/30/93    81.5931941
               7/30/93    84.0511511
               8/31/93    84.5709571
               9/30/93    83.0455517
              10/29/93    82.7841845
              11/30/93    81.9350792
              12/31/93    78.8692800
               1/31/94    80.4505229
               2/28/94    80.3437967
               3/31/94    82.6159400
               4/29/94    80.8087639
               5/31/94    78.2597161
               6/30/94    78.8551402
               7/29/94    79.6543810
               8/31/94    78.2078473
               9/30/94    77.4197593
              10/31/94    78.6377709
              11/30/94    81.6831683
              12/30/94    80.5847077
               1/31/95    77.8846154
               2/28/95    76.3182239
               3/31/95    76.6932271
               4/28/95    79.2847503
               5/31/95    82.5033447
               6/30/95    86.3233749
               7/31/95    82.9090909
               8/31/95    84.8972297
               9/29/95    86.1022607
              10/31/95    86.6123217
              11/30/95    84.7868217
              12/29/95    85.7618651
               1/31/96    84.7387566
               2/29/96    81.0132360
               3/29/96    81.9912152
               4/30/96    80.4166076
               5/31/96    80.1617176
               6/28/96    80.5991441
               7/31/96    78.8989527
               8/30/96    77.8236915
               9/30/96    77.7477989
              10/31/96    80.8615293
              11/29/96    81.3953488
              12/31/96    79.8544050
               1/31/97    79.5156113
               2/28/97    77.7858177
               3/31/97    77.8870119
               4/25/97    77.6933702
               5/30/97    77.2532189
               6/27/97    77.7126100
               7/25/97    77.8374233
               8/29/97    77.8358209
               9/26/97    79.1925466
              10/31/97    81.9935691
              11/28/97    82.8990228
              12/26/97    82.3333333
               1/31/98    83.4745763
               2/27/98    82.6123128
               3/27/98    82.6446281
               4/24/98    83.7479270
               5/29/98    83.7563452
               6/26/98    86.9337979
               7/31/98    85.7632933
               8/28/98    87.5451264
               9/30/98    90.1717557


*Non-callable bonds
 Source: Delphis Hanover Corp., Municipal Market Data Corp., Street Software Technologies and Bernstein estimates
===============


end of September as cheaper relative to Treasuries than at any time this decade (display). For an investor in the top federal tax bracket, the yield advantage of an AAA-rated intermediate-term municipal compared with a Treasury bond was close to 1.2%--or twice the norm. Our analysis suggested, moreover, that municipals would outperform Treasuries over the next six or so months as the yield differential returned to more normal levels. In our taxable bond portfolios, we were emphasizing inflation-adjusted Treasury bonds, corporate bonds and commercial-mortgage-backed securities that we saw as offering significant possibilities for extra yield, but without significantly greater risk than Treasuries.

     As always, if you have any questions or comments, I'd be happy to hear from you.



[PHOTOGRAPH OF
ROGER HERTOG]                      /s/ Roger Hertog
                                       Roger Hertog, President
                                            September 30, 1998


------------------------------------------------------------------------------

                                                      1998 Annual Report     5

Foreign-Stock Portfolios

================================================================================
                              Country Weightings*
================================================================================
                             (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

            International Value           Emerging Markets Value
            --------------------          ----------------------
            Japan          32.4%          Taiwan             9.0%
            Germany        16.0           Argentina          7.7
            Italy          11.7           Brazil             7.7
            France          9.8           Israel             7.6
            U.K.            9.6           South Korea        7.3
            Spain           6.6           South Africa       7.1
            Canada          4.3           Portugal           7.0
            Australia       2.1           Malaysia+          6.2
            Finland         1.9           India              6.1
            Austria         1.3           Mexico             5.9
            Hong Kong       1.1           Turkey             5.6
            Singapore       1.0           Thailand           4.2
            Norway          0.6           China              4.1
            Sweden          0.3           Chile              4.1
            Malaysia+       0.2           Philippines        4.1
                                          Indonesia          2.4

* Excluding cash; figures are rounded
+ Because of Malaysia's imposition of capital controls, Bernstein has been discounting the market value of securities denominated in Malaysian ringgit, as well as cash held in ringgit, by 30% from September 30, 1998.

================================================================================
                  Key Currency Hedges for International Value
================================================================================
                              (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

0% Hedged:                    50% Hedged:                           100% Hedged:
Full Exposure                 Our Neutral Position                  No Exposure

                    Japanese Yen                 82%
                    German Mark                  34%
                    French Franc                 Unhedged
                    British Pound                Unhedged
                    Italian Lira                 12%
                    Overall Currency Hedge       38%

================================================================================
International Value
================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

Growth of $25,000(1)

                                 EAFE Foreign Stock
        International Value         Market Index          Lipper Foreign Stock
         (after all costs)       (before all costs)            Composite
        -------------------      ------------------       --------------------
               25000                   25000                      25000
 7/1/92        24179                   23874                      24128
               25280                   24569                      24354
               23979                   23844                      23833
               23419                   23575                      23097
               23499                   24015                      23221
               23754                   24102                      23530
 1/1/93        24184                   24357                      23608
               25128                   25178                      24153
               27419                   26568                      25530
               29208                   28548                      26812
               29854                   28798                      27393
               29128                   28578                      26815
               30537                   29727                      27660
               32261                   31644                      29356
               31280                   30796                      29171
               31986                   31943                      30440
               29954                   29609                      29219
               31953                   31821                      31928
 1/1/94        34245                   34058                      33898
               33820                   33475                      33159
               33942                   32679                      31686
               35041                   34146                      32482
               34733                   33453                      32381
               34142                   32855                      32038
               34883                   33706                      32919
               35351                   34225                      33887
               33957                   32753                      33043
               34140                   33379                      33684
               33059                   32424                      32027
               33177                   32660                      31719
 1/1/95        32358                   31654                      30143
               31758                   31388                      30185
               31758                   31740                      31175
               32769                   33108                      32182
               32746                   32962                      32455
               32488                   32483                      32455
               34252                   34704                      34192
               34360                   34427                      33546
               34575                   34652                      34035
               34315                   33819                      33348
               34423                   34732                      33705
               35854                   36239                      34723
 1/1/96        37333                   37316                      35486
               37267                   37176                      35628
               37928                   37820                      36241
               39453                   39199                      37401
               39518                   38796                      37300
               39960                   39185                      37550
               38436                   37640                      36175
               38591                   37769                      36573
               40048                   39247                      37363
               40004                   38836                      37117
               41726                   40634                      38705
               42115                   40502                      38837
 1/1/97        42091                   40849                      38713
               42681                   41530                      39255
               43601                   42315                      39341
               43884                   42868                      39420
               45300                   44508                      41738
               47258                   47326                      43670
               49688                   49367                      44797
               46574                   45774                      41643
               49358                   48549                      44125
               46810                   44565                      40842
               46291                   45090                      40385
               46017                   46292                      40647
 1/1/98        48562                   48853                      41639
               50614                   51555                      44412
               54587                   54988                      46748
               54276                   55301                      47459
               55910                   56378                      47558
               55675                   57161                      47135
               56532                   58167                      47786
               48120                   50245                      40957
 9/30/98       45810                   47813                      39474



================================================================================
                       Portfolio Value Characteristics(2)
================================================================================
                              (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

                                         =======================================
                                                                       EAFE
                                         International            Foreign Stock-
                                            Value                  Market Index*
                                         =======================================
Price/Book                                   1.3x                      2.1x
 ................................................................................
Price/Earnings                              20.9x                     26.6x

* Capitalization-weighted




================================================================================
Emerging Markets Value
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Emerging Markets Value
             after deduction of 2%
               purchase and 2%
            redemption fees--both
            paid to the portfolio,         MSCI Emerging             Lipper
             not to Bernstein. See      Markets Free Index      Emerging-Markets
              footnote 3 below.         (before all costs)           Index
            ----------------------      ------------------      ----------------
                    25000                      25000                 25000
   1/1/96           26784                      26777                 27272
                    26760                      26351                 26954
                    27071                      26557                 27178
                    28422                      27618                 28131
                    28266                      27495                 28407
                    27932                      27667                 28461
                    26186                      25776                 26805
                    26174                      26441                 27536
                    26090                      26665                 27818
                    24942                      25954                 27175
                    25803                      26388                 27794
                    26226                      26508                 28037
   1/1/97           28281                      28316                 30166
                    28953                      29528                 31243
                    28593                      28753                 30442
                    28100                      28804                 30448
                    28401                      29628                 31498
                    29230                      31214                 33048
                    30395                      31680                 34010
                    27115                      27648                 30275
                    27079                      28414                 31368
                    22898                      23752                 26132
                    20700                      22885                 24939
                    19952                      23437                 25166
   1/1/98           19113                      21599                 23415
                    20954                      23853                 25419
                    21956                      24888                 26311
                    21404                      24617                 26366
                    18686                      21244                 22430
                    16433                      19016                 20304
                    16595                      19619                 20923
                    12375                      13947                 14928
   9/30/98          12410                      14831                 15488

================================================================================
                       Portfolio Value Characteristics(2)
================================================================================
                              (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

                                                ================================
                                                Emerging           MSCI Emerging
                                                 Markets           Markets Free
                                                  Value               Index
                                                ================================
Price/Book                                         0.5x                1.0x
 ................................................................................
Price/Earnings                                    10.7x               14.4x

 ..............................................................................
(1)   Past performance is not predictive of future results. For
      International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For
      Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper composites are the equal-weighted average returns of the funds in Lipper's international and emerging-markets categories.

(2) Price/book and price/earnings are valuation measures: the lower a portfolio's average price/book and price/earnings ratios relative to an index, the cheaper its average stock. The indexes in these tables are the same as those described in the note above.

(3) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $12,921.

------------------------------------------------------------------------------

6    Sanford C. Bernstein Fund, Inc.

Taxable-Bond Portfolios

================================================================================
Intermediate Duration
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                     Lipper    Lehman Brothers
                                                  Intermediate    Aggregate
                          Intermediate Duration       Bond        Bond Index
                            (after all costs)      Composite  (before all costs)
                          ---------------------   ----------- ------------------
                                          25000       25000          25000
           2/1/89                         24865       24898          24820
                                          25000       24982          24927
                                          25432       25397          25448
                                          25948       25869          26117
                                          26694       26462          26911
                                          27103       26919          27484
                                          26868       26658          27077
                                          27003       26768          27215
                                          27602       27228          27885
                                          27776       27424          28150
                                          27846       27501          28226
           1/1/90                         27522       27289          27890
                                          27602       27365          27979
                                          27649       27409          27999
                                          27427       27269          27741
                                          28083       27861          28562
                                          28447       28207          29022
                                          28769       28534          29424
                                          28480       28326          29030
                                          28597       28447          29272
                                          28879       28618          29645
                                          29443       29082          30283
                                          29892       29457          30757
           1/1/91                         30044       29731          31138
                                          30478       30004          31403
                                          30782       30229          31620
                                          31132       30574          31961
                                          31361       30773          32146
                                          31371       30773          32130
                                          31798       31124          32577
                                          32494       31749          33281
                                          33042       32324          33956
                                          33469       32666          34333
                                          33818       32987          34649
                                          35005       33920          35678
           1/1/92                         34509       33533          35193
                                          34754       33661          35422
                                          34594       33530          35222
                                          34848       33764          35476
                                          35499       34308          36146
                                          35991       34798          36644
                                          36844       35592          37391
                                          37051       35891          37770
                                          37443       36372          38218
                                          36919       35830          37711
                                          37071       35726          37719
                                          37692       36222          38319
           1/1/93                         38306       36947          39054
                                          38962       37619          39738
                                          39109       37766          39904
                                          39343       38034          40182
                                          39503       38004          40234
                                          40374       38676          40962
                                          40778       38839          41195
                                          41611       39557          41917
                                          41673       39712          42030
                                          41895       39839          42187
                                          41396       39484          41828
                                          41589       39670          42055
           1/1/94                         42150       40174          42622
                                          41399       39459          41881
                                          40633       38598          40846
                                          40296       38251          40520
                                          40251       38194          40516
                                          40172       38121          40426
                                          40833       38693          41231
                                          40805       38770          41280
                                          40199       38332          40674
                                          40152       38275          40637
                                          40034       38164          40548
                                          40276       38347          40828
           1/1/95                         41077       38956          41636
                                          41895       39767          42626
                                          42115       40013          42888
                                          42631       40530          43487
                                          44120       41960          45170
                                          44477       42225          45501
                                          44303       42111          45399
                                          44811       42582          45947
                                          45353       42957          46394
                                          46074       43490          46998
                                          46722       44098          47702
                                          47458       44658          48371
           1/1/96                         47630       44953          48692
                                          46700       44185          47846
                                          46435       43884          47513
                                          46241       43616          47246
                                          46218       43538          47150
                                          46715       44034          47783
                                          46889       44135          47914
                                          46899       44100          47834
                                          47645       44819          48668
                                          48616       45724          49746
                                          49536       46497          50598
                                          49158       46088          50127
           1/1/97                         49215       46222          50281
                                          49317       46314          50406
                                          48794       45828          49847
                                          49429       46423          50593
                                          49802       46823          51072
                                          50402       47342          51678
                                          51431       48559          53071
                                          51177       48132          52619
                                          51772       48801          53395
                                          52474       49377          54169
                                          52619       49515          54419
                                          52922       49961          54967
           1/1/98                         53540       50605          55672
                                          53540       50534          55630
                                          53717       50711          55822
                                          53926       50929          56113
                                          54417       51382          56645
                                          54684       51752          57126
                                          54903       51851          57247
                                          55446       52483          58179
           9/30/98                        56219       53643          59541

================================================================================
Portfolio Profile(2)
================================================================================
                              (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

Mortgages                                  41%
Corporates                                 30%
Treasury Inflation-Protected Securities    17%
Foreign                                     7%
Asset-Backeds                               5%

Average Credit Quality:  AA+
Average Duration:        3.4 yrs.

================================================================================
Short Duration Plus
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                               Lipper          Merrill Lynch
                                             Short-Term           1-3 Year
             Short Duration Plus                Bond           Treasury Index
              (after all costs)               Composite      (before all costs)
             -------------------             ----------      ------------------
                   25000                        25000              25000
     1/1/89        25200                        25208              25198
                   25247                        25253              25198
                   25372                        25377              25313
                   25674                        25671              25701
                   25969                        26005              26086
                   26366                        26392              26574
                   26663                        26727              26967
                   26653                        26677              26800
                   26826                        26815              26958
                   27153                        27161              27365
                   27348                        27354              27610
                   27453                        27480              27720
     1/1/90        27517                        27469              27743
                   27637                        27612              27873
                   27770                        27739              27967
                   27812                        27789              28022
                   28152                        28164              28450
                   28399                        28431              28750
                   28676                        28889              29109
                   28799                        28947              29196
                   28939                        29112              29436
                   29153                        29319              29760
                   29391                        29621              30051
                   29723                        29905              30416
     1/1/91        29845                        30099              30694
                   30225                        30340              30877
                   30514                        30577              31085
                   30847                        30883              31379
                   31109                        31099              31569
                   31246                        31176              31698
                   31533                        31454              31974
                   31918                        31882              32413
                   32198                        32261              32763
                   32575                        32580              33114
                   32930                        32887              33458
                   33404                        33459              33967
     1/1/92        33364                        33372              33915
                   33526                        33495              34033
                   33521                        33482              34020
                   33881                        33713              34333
                   34236                        34050              34645
                   34608                        34411              34998
                   34968                        34848              35390
                   35102                        35085              35702
                   35287                        35394              36041
                   35147                        35153              35825
                   35255                        35090              35766
                   35509                        35374              36106
     1/1/93        35792                        35788              36482
                   36056                        36139              36794
                   36189                        36258              36904
                   36321                        36472              37133
                   36434                        36457              37029
                   36773                        36760              37302
                   36946                        36863              37388
                   37200                        37191              37714
                   37225                        37325              37837
                   37368                        37433              37911
                   37275                        37381              37920
                   37435                        37538              38060
     1/1/94        37690                        37819              38305
                   37522                        37543              38060
                   37320                        37232              37870
                   37293                        37057              37736
                   37333                        37071              37790
                   37408                        37097              37902
                   37682                        37405              38228
                   37755                        37532              38362
                   37650                        37435              38275
                   37740                        37480              38361
                   37547                        37386              38190
                   37640                        37412              38277
     1/1/95        38104                        37786              38809
                   38581                        38281              39343
                   38736                        38484              39562
                   39076                        38842              39915
                   39615                        39572              40612
                   39835                        39794              40830
                   39970                        39885              41000
                   40202                        40161              41243
                   40422                        40394              41444
                   40784                        40721              41794
                   41076                        41067              42163
                   41441                        41391              42487
     1/1/96        41668                        41702              42848
                   41521                        41543              42667
                   41508                        41506              42629
                   41593                        41523              42665
                   41676                        41589              42752
                   41913                        41876              43059
                   42113                        42035              43229
                   42298                        42161              43377
                   42660                        42541              43770
                   43167                        42979              44263
                   43454                        43318              44602
                   43424                        43318              44602
     1/1/97        43663                        43509              44812
                   43781                        43635              44915
                   43770                        43587              44897
                   44072                        43918              45264
                   44339                        44217              45573
                   44610                        44504              45887
                   44949                        44990              46391
                   45058                        45012              46434
                   45308                        45341              46786
                   45582                        45594              47134
                   45699                        45699              47248
                   45830                        45960              47571
     1/1/98        46237                        46360              48033
                   46299                        46411              48074
                   46405                        46587              48270
                   46610                        46792              48496
                   46810                        47035              48754
                   46993                        47242              49008
                   47246                        47436              49237
                   47568                        47759              49856
     9/30/98       48073                        48322              50517


================================================================================
Portfolio Profile(2)
================================================================================
                              (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

Corporates                                23%
Cash Equivalents                          17%
Treasury Securities                       17%
Mortgages                                 16%
Treasury Inflation-Protected Securities   13%
Asset-Backeds                             10%
Foreign                                    4%

Average Credit Quality:  AAA-
Average Duration:        1.3 yrs.


================================================================================
Government Short Duration
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                           Lipper        Merrill Lynch
                         Government      Short-Term         1-3 Year
                       Short Duration       Bond         Treasury Index
                      (after all costs)   Composite    (before all costs)
                      -----------------  ----------    ------------------
                            25000           25000           25000
              2/1/89        25037           25045           25000
                            25129           25168           25115
                            25460           25460           25499
                            25740           25791           25882
                            26140           26175           26366
                            26441           26507           26756
                            26361           26457           26590
                            26520           26595           26747
                            26880           26938           27151
                            27044           27129           27394
                            27176           27254           27503
              1/1/90        27196           27243           27525
                            27327           27384           27654
                            27434           27510           27748
                            27496           27560           27802
                            27854           27932           28227
                            28097           28197           28524
                            28393           28651           28880
                            28515           28709           28967
                            28718           28872           29205
                            28997           29077           29526
                            29267           29377           29816
                            29615           29659           30177
              1/1/91        29844           29852           30454
                            30055           30090           30635
                            30219           30325           30841
                            30472           30628           31133
                            30636           30843           31321
                            30723           30920           31450
                            30984           31195           31724
                            31393           31619           32159
                            31724           31996           32506
                            32079           32312           32854
                            32424           32616           33196
                            32938           33184           33700
              1/1/92        32804           33097           33649
                            32839           33220           33767
                            32737           33206           33753
                            33115           33436           34064
                            33472           33770           34374
                            33845           34128           34724
                            34198           34561           35113
                            34285           34796           35422
                            34441           35103           35759
                            34362           34864           35544
                            34439           34801           35486
                            34707           35083           35823
              1/1/93        34953           35493           36196
                            35181           35841           36505
                            35253           35960           36615
                            35350           36172           36842
                            35422           36157           36739
                            35715           36457           37009
                            35869           36559           37095
                            36165           36885           37419
                            36200           37018           37540
                            36319           37125           37614
                            36212           37073           37623
                            36304           37229           37762
              1/1/94        36510           37508           38005
                            36334           37234           37762
                            36234           36925           37574
                            36125           36751           37441
                            36150           36766           37494
                            36234           36792           37605
                            36530           37097           37928
                            36624           37223           38062
                            36508           37127           37975
                            36590           37171           38061
                            36428           37078           37891
                            36456           37104           37977
              1/1/95        36932           37475           38505
                            37399           37966           39034
                            37583           38167           39252
                            37914           38522           39602
                            38495           39247           40294
                            38766           39466           40510
                            38855           39557           40678
                            39066           39830           40920
                            39262           40061           41119
                            39568           40386           41466
                            39866           40729           41833
                            40142           41051           42154
              1/1/96        40350           41359           42512
                            40231           41201           42332
                            40246           41164           42295
                            40224           41181           42330
                            40271           41247           42417
                            40527           41531           42722
                            40681           41689           42890
                            40820           41814           43037
                            41133           42190           43427
                            41580           42625           43916
                            41856           42962           44253
                            41783           42962           44253
              1/1/97        42006           43151           44460
                            42113           43276           44563
                            42103           43228           44545
                            42392           43557           44909
                            42650           43853           45215
                            42913           44138           45527
                            43241           44619           46027
                            43314           44641           46070
                            43549           44967           46419
                            43848           45219           46764
                            43927           45323           46878
                            44142           45582           47198
              1/1/98        44461           45978           47656
                            44515           46029           47697
                            44648           46204           47891
                            44809           46407           48116
                            44997           46648           48372
                            45200           46853           48624
                            45431           47046           48851
                            45808           47365           49465
              9/30/98       46316           47924           50121


================================================================================
Portfolio Profile(2)
================================================================================
                              (September 30, 1998)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

Treasury Securities                       75%
Treasury Inflation-Protected Securities   14%
U.S. Gov't Agencies                       10%
Cash Equivalents                           1%

Average Credit Quality:  AAA
Average Duration:        1.3 yrs.


 ..............................................................................
(1) Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. Both indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

(2) Portfolio allocations represent the exposure of the portfolios to various sectors and include the effective market value of futures contracts and forward commitments. To the extent that cash equivalents and short-term Treasuries are held against these commitments, the weightings in cash equivalents and Treasuries have been reduced.

------------------------------------------------------------------------------

                                                       1998 Annual Report    7

Municipal-Bond Portfolios (Intermediate)

================================================================================
Diversified Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                           Lipper      Lehman Brothers
                         Diversified     Intermediate     Laddered
                          Municipal       Municipal       G/O Index
                       (after all costs)  Composite    (before all costs)
                       ----------------- ------------  ------------------
                            25000           25000           25000
             2/1/89         24863           24893           24768
                            24736           24820           24631
                            25164           25212           25035
                            25550           25550           25458
                            25878           25829           25759
                            26189           26128           26112
                            26027           26011           26020
                            25973           25972           26028
                            26266           26203           26260
                            26602           26510           26583
                            26769           26743           26798
             1/1/90         26669           26679           26814
                            26843           26884           26996
                            26823           26868           26937
                            26741           26723           26864
                            27152           27177           27321
                            27351           27405           27534
                            27637           27748           27842
                            27510           27501           27742
                            27622           27592           27806
                            28022           27934           28195
                            28403           28375           28604
                            28590           28517           28713
              1/1/91        28933           28845           29126
                            29187           29096           29386
                            29102           29111           29347
                            29448           29416           29691
                            29565           29622           29842
                            29545           29593           29836
                            29774           29856           30114
                            30144           30166           30469
                            30443           30504           30822
                            30652           30758           31051
                            30818           30841           31172
                            31500           31433           31820
              1/1/92        31450           31521           31906
                            31425           31555           31922
                            31229           31489           31836
                            31393           31732           32100
                            31803           32068           32389
                            32239           32520           32829
                            33167           33486           33666
                            32915           33148           33407
                            33154           33343           33648
                            32796           33067           33530
                            33281           33622           33926
                            33560           33915           34163
              1/1/93        33893           34298           34515
                            34711           35320           35371
                            34381           34938           35031
                            34587           35225           35259
                            34642           35362           35382
                            35137           35875           35811
                            35040           35879           35836
                            35639           36542           36316
                            36007           36966           36574
                            36062           37044           36632
                            35883           36807           36530
                            36391           37436           37034
              1/1/94        36706           37833           37386
                            36065           37008           36716
                            35366           35957           35942
                            35368           36141           36283
                            35587           36408           36483
                            35483           36303           36406
                            35871           36760           36799
                            36012           36903           36965
                            35719           36527           36714
                            35420           36100           36504
                            35020           35562           36252
                            35475           36091           36553
              1/1/95        36132           36799           36977
                            36876           37572           37528
                            37259           37910           38057
                            37321           37974           38155
                            38266           38878           38985
                            38107           38734           38998
                            38458           39094           39515
                            38841           39478           39922
                            38993           39651           40064
                            39376           40032           40280
                            39818           40464           40637
                            40075           40735           40841
              1/1/96        40373           41078           41274
                            40264           40946           41179
                            39891           40483           40950
                            39808           40406           40904
                            39813           40386           40854
                            40080           40629           41147
                            40366           40986           41433
                            40331           40994           41500
                            40701           41343           41815
                            41035           41740           42198
                            41640           42362           42777
                            41532           42234           42721
              1/1/97        41687           42323           42867
                            41938           42632           43159
                            41599           42189           42733
                            41851           42396           42930
                            42281           42900           43371
                            42594           43286           43735
                            43376           44230           44515
                            43145           43867           44298
                            43532           44319           44691
                            43687           44523           44951
                            43832           44687           45090
                            44307           45246           45512
              1/1/98        44617           45626           45900
                            44677           45644           45960
                            44709           45644           46029
                            44637           45402           45833
                            45043           46043           46375
                            45174           46172           46513
                            45296           46250           46680
                            45749           46925           47305
                            46137           47432           47774

================================================================================
Portfolio Profile
================================================================================
                              (September 30, 1998)
   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

AAA                                       65%
AA                                        24%
A                                          5%
BBB                                        6%

Average Credit Quality:  AA+
Average Duration:        4.1 yrs.

================================================================================
California Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                           Lipper      Lehman Brothers
                        California       Intermediate     Laddered
                         Municipal        Municipal       G/O Index
                     (after all costs)    Composite   (before all costs)
                     -----------------   ------------ ------------------
                            25000           25000           25000
              9/1/90        25155           25083           25058
                            25459           25394           25408
                            25844           25795           25777
                            26072           25924           25875
              1/1/91        26340           26222           26247
                            26649           26450           26481
                            26566           26463           26446
                            26814           26741           26756
                            26937           26928           26892
                            26889           26901           26887
                            27112           27141           27137
                            27378           27423           27457
                            27686           27730           27776
                            27891           27960           27981
                            27989           28036           28090
                            28558           28574           28675
              1/1/92        28610           28654           28752
                            28600           28686           28766
                            28370           28625           28689
                            28578           28846           28927
                            28916           29152           29187
                            29279           29563           29584
                            30091           30441           30339
                            29901           30133           30105
                            30111           30311           30322
                            29803           30059           30216
                            30239           30564           30572
                            30500           30830           30786
              1/1/93        30820           31179           31103
                            31647           32108           31875
                            31314           31761           31569
                            31469           32021           31774
                            31577           32146           31885
                            31950           32612           32271
                            31855           32616           32293
                            32374           33219           32726
                            32702           33604           32959
                            32727           33675           33011
                            32544           33459           32919
                            33015           34032           33373
              1/1/94        33326           34392           33690
                            32694           33643           33087
                            32066           32687           32389
                            32043           32854           32697
                            32213           33097           32876
                            32168           33001           32807
                            32562           33417           33162
                            32664           33547           33311
                            32381           33205           33084
                            32096           32816           32896
                            31737           32328           32669
                            31975           32809           32940
              1/1/95        32592           33452           33322
                            33414           34155           33819
                            33727           34462           34296
                            33804           34521           34383
                            34674           35342           35132
                            34446           35212           35143
                            34807           35539           35609
                            35120           35887           35976
                            35330           36045           36104
                            35701           36391           36299
                            36150           36784           36620
                            36362           37031           36804
              1/1/96        36708           37342           37194
                            36580           37222           37109
                            36160           36802           36902
                            36109           36732           36861
                            36084           36713           36816
                            36350           36934           37080
                            36604           37259           37338
                            36626           37266           37398
                            36955           37583           37682
                            37284           37944           38027
                            37797           38509           38549
                            37716           38394           38498
              1/1/97        37822           38474           38630
                            38042           38755           38893
                            37705           38352           38509
                            37898           38540           38687
                            38309           38999           39084
                            38619           39349           39412
                            39374           40207           40115
                            39162           39878           39920
                            39476           40288           40274
                            39611           40474           40508
                            39739           40623           40633
                            40108           41131           41013
              1/1/98        40439           41477           41363
                            40519           41493           41417
                            40487           41493           41479
                            40394           41273           41302
                            40842           41855           41791
                            40961           41973           41915
                            41067           42044           42065
                            41531           42658           42629
                            41992           43118           43052

================================================================================
Portfolio Profile
================================================================================
                              (September 30, 1998)
   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

AAA                                       61%
AA                                        26%
A                                          7%
BBB                                        5%
Other                                      1%
Average Credit Quality:  AA+
Average Duration:        4.1 yrs.

================================================================================
New York Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                           Lipper      Lehman Brothers
                         New York       Intermediate      Laddered
                         Municipal        Municipal       G/O Index
                     (after all costs)    Composite   (before all costs)
                     -----------------  ------------  ------------------
                            25000           25000           25000
              2/1/89        24881           24893           24768
                            24809           24820           24631
                            25201           25212           25035
                            25589           25550           25458
                            26022           25829           25759
                            26313           26128           26112
                            26154           26011           26020
                            26119           25972           26028
                            26415           26203           26260
                            26731           26510           26583
                            26872           26743           26798
              1/1/90        26733           26679           26814
                            26912           26884           26996
                            26920           26868           26937
                            26800           26723           26864
                            27193           27177           27321
                            27412           27405           27534
                            27703           27748           27842
                            27579           27501           27742
                            27718           27592           27806
                            28096           27934           28195
                            28494           28375           28604
                            28658           28517           28713
              1/1/91        28979           28845           29126
                            29257           29096           29386
                            29267           29111           29347
                            29548           29416           29691
                            29712           29622           29842
                            29717           29593           29836
                            29973           29856           30114
                            30301           30166           30469
                            30585           30504           30822
                            30796           30758           31051
                            30916           30841           31172
                            31642           31433           31820
              1/1/92        31552           31521           31906
                            31632           31555           31922
                            31492           31489           31836
                            31761           31732           32100
                            32079           32068           32389
                            32544           32520           32829
                            33479           33486           33666
                            33211           33148           33407
                            33432           33343           33648
                            33106           33067           33530
                            33551           33622           33926
                            33820           33915           34163
              1/1/93        34138           34298           34515
                            35046           35320           35371
                            34698           34938           35031
                            34941           35225           35259
                            35058           35362           35382
                            35516           35875           35811
                            35424           35879           35836
                            35981           36542           36316
                            36334           36966           36574
                            36393           37044           36632
                            36170           36807           36530
                            36714           37436           37034
              1/1/94        37013           37833           37386
                            36374           37008           36716
                            35650           35957           35942
                            35660           36141           36283
                            35938           36408           36483
                            35864           36303           36406
                            36314           36760           36799
                            36384           36903           36965
                            36038           36527           36714
                            35665           36100           36504
                            35237           35562           36252
                            35779           36091           36553
              1/1/95        36416           36799           36977
                            37197           37572           37528
                            37522           37910           38057
                            37644           37974           38155
                            38626           38878           38985
                            38465           38734           38998
                            38791           39094           39515
                            39206           39478           39922
                            39330           39651           40064
                            39721           40032           40280
                            40171           40464           40637
                            40419           40735           40841
              1/1/96        40725           41078           41274
                            40529           40946           41179
                            40181           40483           40950
                            40131           40406           40904
                            40108           40386           40854
                            40379           40629           41147
                            40673           40986           41433
                            40646           40994           41500
                            41026           41343           41815
                            41401           41740           42198
                            41928           42362           42777
                            41845           42234           42721
              1/1/97        41973           42323           42867
                            42260           42632           43159
                            41887           42189           42733
                            42143           42396           42930
                            42548           42900           43371
                            42870           43286           43735
                            43664           44230           44515
                            43397           43867           44298
                            43790           44319           44691
                            43981           44523           44951
                            44099           44687           45090
                            44582           45246           45512
              1/1/98        44931           45626           45900
                            44962           45644           45960
                            44995           45644           46029
                            44829           45402           45833
                            45371           46043           46375
                            45544           46172           46513
                            45603           46250           46680
                            46164           46925           47305
                            46556           47432           47774


================================================================================
Portfolio Profile
================================================================================
                              (September 30, 1998)
   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

AAA                                       66%
AA                                        14%
A                                         13%
BBB                                        7%

Average Credit Quality:  AA+
Average Duration:        4.1 yrs.

 ..............................................................................
1 Past performance is not predictive of future results. The index is the Lehman Brothers 3-5-7 Year Laddered G/O index, which includes general-obligation municipal bonds laddered at three-, five- and seven-year maturities. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper Intermediate Municipal Composite is the equal-weighted average return of the funds in Lipper's intermediate municipal category.

------------------------------------------------------------------------------

8    Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Short-Term)

================================================================================
Short Duration Diversified Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Short Duration      Lipper       Lehman Brothers
                         Diversified      Short-Term        One-Year
                          Municipal       Municipal      Municipal Index
                      (after all costs)   Composite    (before all costs)
                      -----------------   ----------   ------------------
                            25000           25000           25000
             11/1/94        25015           24918           25038
                            25112           25007           25102
              1/1/95        25255           25187           25231
                            25462           25424           25402
                            25617           25584           25570
                            25684           25669           25663
                            25959           25938           25904
                            26072           26032           25992
                            26204           26185           26182
                            26314           26313           26321
                            26366           26377           26394
                            26479           26503           26502
                            26616           26662           26628
                            26709           26777           26728
              1/1/96        26844           26937           26881
                            26878           26970           26946
                            26869           26919           26964
                            26901           26948           27028
                            26968           27007           27096
                            27053           27105           27228
                            27168           27229           27343
                            27206           27289           27396
                            27336           27423           27520
                            27441           27574           27661
                            27608           27745           27828
                            27657           27789           27888
              1/1/97        27786           27886           28049
                            27854           28006           28139
                            27827           27934           28125
                            27913           28029           28238
                            28058           28199           28380
                            28167           28343           28493
                            28298           28573           28668
                            28335           28573           28704
                            28477           28767           28852
                            28564           28871           28963
                            28624           28957           29052
                            28752           29114           29182
              1/1/98        28882           29262           29335
                            28971           29332           29437
                            29036           29394           29521
                            29078           29394           29557
                            29203           29576           29711
                            29270           29677           29820
                            29378           29772           29922
                            29512           29986           30103
                            29622           30142           30246


================================================================================
Portfolio Profile
================================================================================
                              (September 30, 1998)
   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]


AAA                                       55%
AA                                        29%
A                                          5%
BBB                                        9%
Other                                      2%


Average Credit Quality:  AA
Average Duration:        1.3 yrs.


================================================================================
Short Duration California Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Short Duration      Lipper       Lehman Brothers
                          California      Short-Term        One-Year
                          Municipal       Municipal      Municipal Index
                      (after all costs)   Composite    (before all costs)
                      -----------------   ----------   ------------------
                            25000           25000           25000
             11/1/94        24978           24918           25038
                            25055           25007           25102
              1/1/95        25202           25187           25231
                            25451           25424           25402
                            25566           25584           25570
                            25668           25669           25663
                            25915           25938           25904
                            26000           26032           25992
                            26185           26185           26182
                            26267           26313           26321
                            26332           26377           26394
                            26442           26503           26502
                            26554           26662           26628
                            26631           26777           26728
              1/1/96        26786           26937           26881
                            26813           26970           26946
                            26793           26919           26964
                            26841           26948           27028
                            26885           27007           27096
                            26990           27105           27228
                            27105           27229           27343
                            27146           27289           27396
                            27256           27423           27520
                            27384           27574           27661
                            27530           27745           27828
                            27578           27789           27888
              1/1/97        27683           27886           28049
                            27747           28006           28139
                            27740           27934           28125
                            27824           28029           28238
                            27923           28199           28380
                            28030           28343           28493
                            28178           28573           28668
                            28209           28573           28704
                            28317           28767           28852
                            28393           28871           28963
                            28446           28957           29052
                            28571           29114           29182
              1/1/98        28693           29262           29335
                            28778           29332           29437
                            28837           29394           29521
                            28848           29394           29557
                            28966           29576           29711
                            29053           29677           29820
                            29190           29772           29922
                            29318           29986           30103
                            29443           30142           30246


================================================================================
Portfolio Profile
================================================================================
                              (September 30, 1998)
   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]


AAA                                       58%
AA                                        27%
A                                          4%
BBB                                        4%
Other                                      7%

Average Credit Quality:  AA+
Average Duration:        1.3 yrs.



================================================================================
Short Duration New York Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Short Duration      Lipper       Lehman Brothers
                          New York        Short-Term        One-Year
                          Municipal       Municipal      Municipal Index
                      (after all costs)   Composite    (before all costs)
                      -----------------   ----------   ------------------
                            25000           25000           25000
             11/1/94        24970           24918           25038
                            25062           25007           25102
              1/1/95        25212           25187           25231
                            25450           25424           25402
                            25582           25584           25570
                            25659           25669           25663
                            25882           25938           25904
                            25984           26032           25992
                            26124           26185           26182
                            26221           26313           26321
                            26284           26377           26394
                            26374           26503           26502
                            26496           26662           26628
                            26583           26777           26728
              1/1/96        26736           26937           26881
                            26803           26970           26946
                            26783           26919           26964
                            26806           26948           27028
                            26871           27007           27096
                            26956           27105           27228
                            27075           27229           27343
                            27073           27289           27396
                            27213           27423           27520
                            27350           27574           27661
                            27486           27745           27828
                            27520           27789           27888
              1/1/97        27636           27886           28049
                            27707           28006           28139
                            27685           27934           28125
                            27779           28029           28238
                            27890           28199           28380
                            28005           28343           28493
                            28140           28573           28668
                            28158           28573           28704
                            28300           28767           28852
                            28388           28871           28963
                            28448           28957           29052
                            28553           29114           29182
              1/1/98        28687           29262           29335
                            28755           29332           29437
                            28823           29394           29521
                            28843           29394           29557
                            28970           29576           29711
                            29060           29677           29820
                            29147           29772           29922
                            29279           29986           30103
                            29391           30142           30246

================================================================================
Portfolio Profile
================================================================================
                              (September 30, 1998)
   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]


AAA                                       58%
AA                                        17%
A                                         14%
BBB                                       11%

Average Credit Quality:  AA+
Average Duration:        1.3 yrs.


 ................................................................................
1 Past performance is not predictive of future results. The index is the Lehman Brothers One-Year Municipal index, which includes municipal bonds with maturities of up to 1.99 years. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper Short-Term
      Municipal Composite is the equal-weighted average return of the funds in Lipper's short-term municipal category.
 ................................................................................

                                                         1998 Annual Report   9

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--September 30, 1998


                                                                     BERNSTEIN         BERNSTEIN       BERNSTEIN        BERNSTEIN
                                                                   INTERNATIONAL       EMERGING      INTERMEDIATE         SHORT
                                                                       VALUE         MARKETS VALUE     DURATION       DURATION PLUS
                                                                     PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)    $4,756,136,871     $331,331,180   $2,791,757,944     $589,841,747
  Investments in securities at value--affiliated issuers (b)           5,942,509       17,062,452                0                0
  Foreign currency at value (c)                                       42,291,038        8,275,734        9,294,193        1,722,216
  Cash in bank                                                               131              589           89,959           13,291
  Receivables:
    Interest                                                               4,322            1,139       29,105,989        6,154,560
    Dividends                                                         17,614,816        2,702,122                0                0
    Investment securities sold                                       111,336,685                0        6,125,619          883,000
    Capital shares sold                                               23,156,039        8,204,129        5,454,396          353,748
    Foreign withholding tax reclaims                                   6,099,772                0                0                0
    Margin due from broker on futures contracts                          161,315                0          377,257           46,349
  Unamortized organization expenses (Note 1)                                   0           21,577                0                0
  Collateral held for securities loaned, at value (Note 1)           969,291,961                0                0                0
  Other assets                                                            51,693           18,004           21,225            6,517
  Appreciation on foreign currency contracts (Note 3D)                17,132,162                0          291,361           68,279
                                                                  --------------     ------------   --------------     ------------
  Total assets                                                     5,949,219,314      367,616,926    2,842,517,943      599,089,707
                                                                  --------------     ------------   --------------     ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                                  0                0        3,637,202          889,194
    Investment securities purchased                                   46,552,945        3,495,284      287,512,676          371,198
    Capital shares redeemed                                            4,356,676          600,821        2,985,383        1,444,865
    Management fee (Note 2)                                            3,904,290          366,150          970,359          242,010
    Shareholder servicing and administration fee (Note 2)              1,038,858           73,230          206,503           48,402
    Accrued expenses                                                     922,071          246,864          274,693           52,538
    Organization costs payable to the manager                                  0            3,103                0                0
    Foreign withholding taxes                                          2,190,893          145,765                0                0
    Margin owed to broker on futures contracts                         1,664,141                0        1,424,719                0
  Depreciation on foreign currency contracts (Note 3D)                 6,714,682                0        3,957,504          954,332
  Securities lending collateral, at value (Note 1)                   969,291,961                0                0                0
                                                                  --------------     ------------   --------------     ------------
  Total liabilities                                                1,036,636,517        4,931,217      300,969,039        4,002,539
                                                                  --------------     ------------   --------------     ------------
  NET ASSETS (d)                                                  $4,912,582,797     $362,685,709   $2,541,548,904     $595,087,168
                                                                  ==============     ============   ==============     ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                              $17.63           $10.11           $13.49           $12.53
                                                                  ==============     ============   ==============     ============

NET ASSETS CONSIST OF:
  Capital stock, at par                                           $      278,637     $     35,870   $      188,391     $     47,482
  Additional paid-in capital                                       4,708,689,110      703,083,321    2,474,315,368      597,062,089
  Undistributed net investment income/(excess distributions)         243,194,051        1,160,120       (2,498,711)        (913,770)
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                     242,274,620      (30,463,194)      24,492,370       (4,717,728)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                         (292,239,445)    (311,072,858)      48,192,455        4,387,031
    Foreign currencies                                                10,385,824          (57,550)      (3,140,969)        (777,936)
                                                                  --------------     ------------   --------------     ------------
                                                                  $4,912,582,797     $362,685,709   $2,541,548,904     $595,087,168
                                                                  ==============     ============   ==============     ============

(a) Cost: $5,040,435,094; $630,199,202; $2,737,523,035; $585,594,865;
$134,309,252; $1,358,608,384; $525,756,165; $780,962,389; $159,513,764;
$96,038,483; and $78,061,739, respectively (Note 1) (b) Cost: $12,889,937 and
$29,267,288, respectively (Note 1) (c) Cost: $42,408,240; $8,426,765;
$8,779,006; and $1,616,873, respectively (Note 1) (d) Applicable to:
278,635,991; 35,870,455; 188,389,761; 47,481,108; 10,904,533; 99,275,747;
38,753,540; 58,817,028; 12,615,659; 7,855,273; and 6,309,282 shares of capital stock outstanding, respectively.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------

10   Sanford C. Bernstein Fund, Inc.

                                                                     BERNSTEIN        BERNSTEIN        BERNSTEIN         BERNSTEIN
                                                                     GOVERNMENT      DIVERSIFIED       CALIFORNIA        NEW YORK
                                                                   SHORT DURATION     MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)      $135,931,564   $1,412,080,624     $546,780,666     $813,435,056
  Investments in securities at value--affiliated issuers (b)                   0                0                0                0
  Foreign currency at value (c)                                                0                0                0                0
  Cash in bank                                                               907           46,230           74,331              125
  Receivables:
    Interest                                                           2,338,631       19,504,423        8,080,432       12,485,280
    Dividends                                                                  0                0                0                0
    Investment securities sold                                                 0                0                0        2,024,355
    Capital shares sold                                                  196,871        4,010,868        1,491,318          987,966
    Foreign withholding tax reclaims                                           0                0                0                0
    Margin due from broker on futures contracts                                0                0                0                0
  Unamortized organization expenses (Note 1)                                   0                0                0                0
  Collateral held for securities loaned, at value (Note 1)                     0                0                0                0
  Other assets                                                             1,518           11,526            4,114            7,071
  Appreciation on foreign currency contracts (Note 3D)                         0                0                0                0
                                                                  --------------   --------------   --------------     ------------
  Total assets                                                       138,469,491    1,435,653,671      556,430,861      828,939,853
                                                                  --------------   --------------   --------------     ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                            219,226        1,856,101          703,769        1,108,018
    Investment securities purchased                                            0       46,211,475        5,311,646       10,639,460
    Capital shares redeemed                                              119,934          481,575          302,709          260,539
    Management fee (Note 2)                                               56,905          547,562          223,175          331,240
    Shareholder servicing and administration fee (Note 2)                 11,381          112,548           44,635           66,248
    Accrued expenses                                                      24,852          176,662           87,479          106,334
    Organization costs payable to the manager                                  0                0                0                0
    Foreign withholding taxes                                                  0                0                0                0
    Margin owed to broker on futures contracts                                 0          482,343                0          345,938
  Depreciation on foreign currency contracts (Note 3D)                         0                0                0                0
  Securities lending collateral, at value (Note 1)                             0                0                0                0
                                                                  --------------   --------------   --------------     ------------
  Total liabilities                                                      432,298       49,868,266        6,673,413       12,857,777
                                                                  --------------   --------------   --------------     ------------
  NET ASSETS (d)                                                    $138,037,193   $1,385,785,405     $549,757,448     $816,082,076
                                                                  ==============   ==============   ==============     ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                              $12.66           $13.96           $14.19           $13.87
                                                                  ==============   ==============   ==============     ============

NET ASSETS CONSIST OF:
  Capital stock, at par                                             $     10,905   $       99,277     $     38,754     $     58,818
  Additional paid-in capital                                         137,833,291    1,330,456,643      527,125,523      781,743,968
  Undistributed net investment income/(excess distributions)              55,344           32,266          (31,860)           9,519
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                      (1,484,659)       2,636,792        1,600,530        2,363,417
  Unrealized appreciation (depreciation) of:
    Investments and futures                                            1,622,312       52,560,427       21,024,501       31,906,354
    Foreign currencies                                                         0                0                0                0
                                                                  --------------   --------------   --------------     ------------
                                                                    $138,037,193   $1,385,785,405     $549,757,448     $816,082,076
                                                                  ==============   ==============   ==============     ============


                                                                    BERNSTEIN        BERNSTEIN       BERNSTEIN
                                                                 SHORT DURATION   SHORT DURATION   SHORT DURATION
                                                                   DIVERSIFIED      CALIFORNIA       NEW YORK
                                                                    MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)    $160,263,318      $96,677,500      $78,359,919
  Investments in securities at value--affiliated issuers (b)                 0                0                0
  Foreign currency at value (c)                                              0                0                0
  Cash in bank                                                          84,028        1,190,327           19,751
  Receivables:
    Interest                                                         2,297,660        1,410,584        1,082,124
    Dividends                                                                0                0                0
    Investment securities sold                                       1,085,000                0                0
    Capital shares sold                                              1,137,712           56,600           60,305
    Foreign withholding tax reclaims                                         0                0                0
    Margin due from broker on futures contracts                              0                0                0
  Unamortized organization expenses (Note 1)                             4,213            1,455            1,650
  Collateral held for securities loaned, at value (Note 1)                   0                0                0
  Other assets                                                           1,581              882              810
  Appreciation on foreign currency contracts (Note 3D)                       0                0                0
                                                                --------------     ------------   --------------
  Total assets                                                     164,873,512       99,337,348       79,524,559
                                                                --------------     ------------   --------------

LIABILITIES
  Payables:
    Dividends to shareholders                                          189,223          110,646           91,351
    Investment securities purchased                                  5,886,998                0          614,702
    Capital shares redeemed                                             88,661          100,349           82,239
    Management fee (Note 2)                                             63,920           39,855           31,970
    Shareholder servicing and administration fee (Note 2)               12,784            7,971            6,394
    Accrued expenses                                                    31,614           26,981           22,932
    Organization costs payable to the manager                            4,941            1,857            2,078
    Foreign withholding taxes                                                0                0                0
    Margin owed to broker on futures contracts                          42,188                0           21,094
  Depreciation on foreign currency contracts (Note 3D)                       0                0                0
  Securities lending collateral, at value (Note 1)                           0                0                0
                                                                --------------     ------------   --------------
  Total liabilities                                                  6,320,329          287,659          872,760
                                                                --------------     ------------   --------------
  NET ASSETS (d)                                                  $158,553,183      $99,049,689      $78,651,799
                                                                ==============     ============   ==============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                            $12.57           $12.61           $12.47
                                                                ==============     ============   ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                           $     12,616      $     7,855      $     6,310
  Additional paid-in capital                                       157,616,087       98,304,436       78,590,757
  Undistributed net investment income/(excess distributions)            (9,678)         (20,838)             172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                       258,542          119,219         (206,120)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                            675,616          639,017          260,680
    Foreign currencies                                                       0                0                0
                                                                --------------     ------------   --------------
                                                                  $158,553,183      $99,049,689      $78,651,799
                                                                ==============     ============   ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         1998 Annual Report   11

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Year Ended September 30, 1998

                                                                     BERNSTEIN        BERNSTEIN       BERNSTEIN         BERNSTEIN
                                                                   INTERNATIONAL      EMERGING       INTERMEDIATE         SHORT
                                                                       VALUE        MARKETS VALUE      DURATION       DURATION PLUS
                                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                        $36,020,922         $796,857     $138,502,022      $34,819,188
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $11,928,050 and $1,017,115)                 82,534,329       11,820,391                0                0
    Dividends--affiliated issuers                                             0          176,108                0                0
                                                                  -------------    -------------    -------------    -------------
  Total income                                                      118,555,251       12,793,356      138,502,022       34,819,188
                                                                  -------------    -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                   49,783,233        5,214,211       10,858,619        2,959,580
    Shareholder servicing and administration fee                     13,273,120        1,044,578        2,301,915          591,916
    Custodian and transfer agent fees                                 2,797,503          907,703          365,707          160,077
    Auditing and tax consulting fees                                    133,897           18,883           62,125           21,767
    Insurance                                                            63,069            6,194           25,906            7,935
    Directors' fees and expenses                                         76,242            6,151           32,339            8,119
    Legal fees                                                           55,578            3,166           10,177            2,676
    Registration fees                                                   319,505          120,760          195,958           32,237
    Printing                                                             71,643           22,984           26,858            8,735
    Amortization of organization expense                                      0            9,299                0                0
    Miscellaneous                                                        83,349           43,363           37,564           10,715
                                                                  -------------    -------------    -------------    -------------
   Total expenses                                                    66,657,139        7,397,292       13,917,168        3,803,757
                                                                  -------------    -------------    -------------    -------------
  Net investment income                                              51,898,112        5,396,064      124,584,854       31,015,431
                                                                  -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                         252,722,585(a)   (30,463,089)      39,327,430        1,271,918
    Futures transactions                                             (6,431,151)               0         (808,797)        (352,159)
    Foreign currency transactions                                   202,852,911       (3,198,459)      (4,285,320)        (878,851)
                                                                  -------------    -------------    -------------    -------------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                         449,144,345      (33,661,548)      34,233,313           40,908
                                                                  -------------    -------------    -------------    -------------

  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                        (916,280,711)    (282,080,651)      34,645,475        4,606,257
    Foreign currencies                                               11,676,196           41,198       (2,661,163)        (612,233)
                                                                  -------------    -------------    -------------    -------------

  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies    (904,604,515)    (282,039,453)      31,984,312        3,994,024
                                                                  -------------    -------------    -------------    -------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                      (455,460,170)    (315,701,001)      66,217,625        4,034,932
                                                                  -------------    -------------    -------------    -------------

  Net increase (decrease) in net assets
  resulting from operations                                       $(403,562,058)   $(310,304,937)    $190,802,479      $35,050,363
                                                                  =============    =============    =============    =============


(a) Includes net realized gain (loss) from investment transactions of $(5,238) from affiliated issuers

See Notes to Financial Statements.

--------------------------------------------------------------------------------

12   Sanford C. Bernstein Fund, Inc.

                                                                          BERNSTEIN       BERNSTEIN       BERNSTEIN       BERNSTEIN
                                                                         GOVERNMENT      DIVERSIFIED     CALIFORNIA       NEW YORK
                                                                       SHORT DURATION     MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                              $8,124,744     $60,038,813     $22,203,565     $36,549,517
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $11,928,050 and $1,017,115)                               0               0               0               0
    Dividends--affiliated issuers                                                  0               0               0               0
                                                                         -----------     -----------     -----------     -----------
  Total income                                                             8,124,744      60,038,813      22,203,565      36,549,517
                                                                         -----------     -----------     -----------     -----------
  Expenses (Notes 1 and 2):
    Management fee                                                           697,100       6,124,465       2,363,510       3,729,305
    Shareholder servicing and administration fee                             139,420       1,249,881         472,702         745,861
    Custodian and transfer agent fees                                         88,571         322,328         167,854         217,834
    Auditing and tax consulting fees                                          10,188          36,393          17,340          23,836
    Insurance                                                                  1,846          14,063           5,029           8,620
    Directors' fees and expenses                                               2,054          17,418           6,616          10,412
    Legal fees                                                                   686           5,523           2,108           3,318
    Registration fees                                                         28,202         136,994          39,530          41,995
    Printing                                                                   2,225          19,528           7,124          12,231
    Amortization of organization expense                                           0               0               0               0
    Miscellaneous                                                              2,696          14,333           5,458           9,317
                                                                         -----------     -----------     -----------     -----------
  Total expenses                                                             972,988       7,940,926       3,087,271       4,802,729
                                                                         -----------     -----------     -----------     -----------
  Net investment income                                                    7,151,756      52,097,887      19,116,294      31,746,788
                                                                         -----------     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                  359,668       3,559,573       1,868,344       2,841,704
    Futures transactions                                                     106,861               0               0               0
    Foreign currency transactions                                                  0               0               0               0
                                                                         -----------     -----------     -----------     -----------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                  466,529       3,559,573       1,868,344       2,841,704
                                                                         -----------     -----------     -----------     -----------

  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                                  936,119      17,757,074       8,730,332      11,740,142
    Foreign currencies                                                             0               0               0               0
                                                                         -----------     -----------     -----------     -----------

  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies              936,119      17,757,074       8,730,332      11,740,142
                                                                         -----------     -----------     -----------     -----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                              1,402,648      21,316,647      10,598,676      14,581,846
                                                                         -----------     -----------     -----------     -----------

  Net increase (decrease) in net assets
  resulting from operations                                               $8,554,404     $73,414,534     $29,714,970     $46,328,634
                                                                         ===========     ===========     ===========     ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          1998 Annual Report  13

Sanford C. Bernstein Fund, Inc.

                                                                                BERNSTEIN            BERNSTEIN           BERNSTEIN
                                                                              SHORT DURATION       SHORT DURATION     SHORT DURATION
                                                                                DIVERSIFIED          CALIFORNIA          NEW YORK
                                                                                MUNICIPAL             MUNICIPAL          MUNICIPAL
                                                                                PORTFOLIO             PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
   Interest                                                                      $6,467,212          $3,598,015          $3,430,591
   Dividends--unaffiliated issuers                                                        0                   0                   0
   Dividends--affiliated issuers                                                          0                   0                   0
                                                                                -----------         -----------         -----------
  Total income                                                                    6,467,212           3,598,015           3,430,591
                                                                                -----------         -----------         -----------
  Expenses (Notes 1 and 2):
   Management fee                                                                   753,420             441,450             389,910
   Shareholder servicing and administration fee                                     150,684              88,290              77,982
   Custodian and transfer agent fees                                                116,739              90,336              86,784
   Auditing and tax consulting fees                                                   9,781               8,280               8,053
   Insurance                                                                          1,930               1,080                 994
   Directors' fees and expenses                                                       2,109               1,274               1,144
   Legal fees                                                                           719                 440                 401
   Registration fees                                                                 31,390               7,958               4,515
   Printing                                                                           3,240               1,616               1,922
   Amortization of organization expense                                               3,884               1,338               1,525
   Miscellaneous                                                                      2,621               1,789               1,663
                                                                                -----------         -----------         -----------
  Total expenses                                                                  1,076,517             643,851             574,893
                                                                                -----------         -----------         -----------
  Net investment income                                                           5,390,695           2,954,164           2,855,698
                                                                                -----------         -----------         -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
   Investment transactions                                                          328,088             119,716            (203,871)
   Futures transactions                                                                   0                   0                   0
   Foreign currency transactions                                                          0                   0                   0
                                                                                -----------         -----------         -----------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                         328,088             119,716            (203,871)
                                                                                -----------         -----------         -----------
  Net increase in unrealized
  appreciation/(depreciation) of:
   Investments and futures                                                          239,108             335,512             248,888
   Foreign currencies                                                                     0                   0                   0
                                                                                -----------         -----------         -----------

  Net increase in unrealized appreciation/(depreciation)
  on investments, futures and foreign currencies                                    239,108             335,512             248,888
                                                                                -----------         -----------         -----------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                       567,196             455,228              45,017
                                                                                -----------         -----------         -----------

  Net increase in net assets
  resulting from operations                                                      $5,957,891          $3,409,392          $2,900,715
                                                                                ===========         ===========         ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

14   Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                                      BERNSTEIN                              BERNSTEIN
                                                                 INTERNATIONAL VALUE                   EMERGING MARKETS VALUE
                                                                      PORTFOLIO                               PORTFOLIO
                                                              --------------------------            -----------------------------
                                                                YEAR               YEAR               YEAR                 YEAR
                                                               ENDED              ENDED               ENDED                ENDED
                                                              9/30/98            9/30/97             9/30/98              9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                    $51,898,112        $54,354,426         $5,396,064          $2,210,304
    Net realized gain (loss) on investments
    and futures transactions                                 246,291,434        171,493,204        (30,463,089)         12,062,290
    Net realized gain (loss) on foreign
    currency transactions                                    202,852,911        230,436,548         (3,198,459)           (983,289)
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                              (916,280,711)       409,778,908       (282,080,651)        (10,738,278)
       Foreign currencies                                     11,676,196        (20,625,048)            41,198             (92,721)
                                                          --------------     --------------       ------------        ------------
  Net increase (decrease) in net assets
  resulting from operations                                 (403,562,058)       845,438,038       (310,304,937)          2,458,306
                                                          --------------     --------------       ------------        ------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                    (264,449,031)      (177,062,085)        (2,126,337)         (1,152,059)
    Distributions from net realized gains                   (168,349,560)       (39,191,692)       (12,049,985)           (290,473)
    Distributions in excess of net investment
    income due to timing differences                                   0                  0                  0                   0
    Distributions in excess of net realized
    gains due to timing differences                                    0                  0                  0                   0
                                                          --------------     --------------       ------------        ------------
  Total dividends and distributions
  to shareholders                                           (432,798,591)      (216,253,777)       (14,176,322)         (1,442,532)
                                                          --------------     --------------       ------------        ------------
  Capital-share transactions:
    Net proceeds from sales of shares                      1,172,186,510      1,450,373,271        295,773,817         179,156,364
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                                  420,644,903        206,728,506         14,016,481           1,364,309
                                                          --------------     --------------       ------------        ------------
  Total proceeds from shares sold                          1,592,831,413      1,657,101,777        309,790,298         180,520,673
    Cost of shares redeemed                                 (809,885,835)      (451,546,431)       (60,928,378)        (17,155,531)
                                                          --------------     --------------       ------------        ------------
  Increase (decrease) in net assets from
  capital-share transactions                                 782,945,578      1,205,555,346        248,861,920+        163,365,142+
                                                          --------------     --------------       ------------        ------------
  Net increase (decrease) in net assets                      (53,415,071)     1,834,739,607        (75,619,339)        164,380,916

NET ASSETS:
  Beginning of period                                      4,965,997,868      3,131,258,261        438,305,048         273,924,132
                                                          --------------     --------------       ------------        ------------
  End of period                                           $4,912,582,797     $4,965,997,868       $362,685,709        $438,305,048
                                                          ==============     ==============       ============        ============
                                                                (a)                (b)                 (c)                 (d)


                                                                     BERNSTEIN
                                                               INTERMEDIATE DURATION
                                                                     PORTFOLIO
                                                             ----------------------------
                                                              YEAR                YEAR
                                                              ENDED              ENDED
                                                             9/30/98            9/30/97
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:

    Net investment income                                 $ 124,584,854      $ 97,883,398
    Net realized gain (loss) on investments
    and futures transactions                                 38,518,633        29,519,760
    Net realized gain (loss) on foreign
    currency transactions                                    (4,285,320)        7,976,379
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                               34,645,475        10,064,506
       Foreign currencies                                    (2,661,163)         (860,039)
                                                         --------------    --------------
  Net increase (decrease) in net assets
  resulting from operations                                 190,802,479       144,584,004
                                                         --------------    --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                   (138,009,938)     (104,555,087)
    Distributions from net realized gains                   (26,215,852)                0
    Distributions in excess of net investment
    income due to timing differences                         (2,808,987)                0
    Distributions in excess of net realized
    gains due to timing differences                                   0                 0
                                                         --------------    --------------
  Total dividends and distributions
  to shareholders                                          (167,034,777)     (104,555,087)
                                                         --------------    --------------
  Capital-share transactions:
    Net proceeds from sales of shares                       749,852,180       822,336,300
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                                  58,077,287        26,308,709
                                                         --------------    --------------
  Total proceeds from shares sold                           807,929,467       848,645,009
    Cost of shares redeemed                                (348,368,757)     (282,229,570)
                                                         --------------    --------------
  Increase (decrease) in net assets from
  capital-share transactions                                459,560,710       566,415,439
                                                         --------------    --------------
  Net increase (decrease) in net assets                     483,328,412       606,444,356

NET ASSETS:
  Beginning of period                                     2,058,220,492     1,451,776,136
                                                         --------------    --------------
  End of period                                          $2,541,548,904    $2,058,220,492
                                                         ==============    ==============
                                                               (e)               (f)



(a) Includes undistributed net investment income/(excess distributions) of $243,194,051 (b) Includes undistributed net investment income/(excess distributions) of $252,892,059 (c) Includes undistributed net investment income/(excess distributions) of $1,160,120 (d) Includes undistributed net investment income/(excess distributions) of $1,084,293 (e) Includes undistributed net investment income/(excess distributions) of $(2,498,711) (f) Includes undistributed net investment income/(excess distributions) of $13,425,164

+ Includes effect of portfolio transaction fee in the amounts of $7,165,862 and $3,912,648 for the periods ended September 30, 1998 and September 30, 1997, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         1998 Annual Report   15

Sanford C. Bernstein Fund, Inc.


                                                                              BERNSTEIN                         BERNSTEIN
                                                                            SHORT DURATION                   GOVERNMENT SHORT
                                                                            PLUS PORTFOLIO                  DURATION PORTFOLIO
                                                                       ------------------------          -----------------------
                                                                         YEAR            YEAR             YEAR            YEAR
                                                                        ENDED            ENDED            ENDED           ENDED
                                                                       9/30/98          9/30/97          9/30/98         9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                            $31,015,431      $31,349,977       $7,151,756       $7,279,080
    Net realized gain (loss) on investments
    and futures transactions                                             919,759        3,036,827          466,529           34,364
    Net realized gain (loss) on foreign
    currency transactions                                               (878,851)       2,405,385                0                0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                                         4,606,257       (1,454,162)         936,119          525,741
       Foreign currencies                                               (612,233)        (253,130)               0                0
                                                                    ------------     ------------     ------------     ------------

  Net increase (decrease) in net assets
  resulting from operations                                           35,050,363       35,084,897        8,554,404        7,839,185
                                                                    ------------     ------------     ------------     ------------
  Dividends and distributions
  to shareholders:
    Dividends from net investment income                             (34,333,057)     (32,676,633)      (7,151,756)      (7,279,080)
    Distributions from net realized gains                                      0                0                0                0
    Distributions in excess of net investment
    income due to timing differences                                    (871,494)               0                0                0
    Distributions in excess of net realized
    gains due to timing differences                                            0                0                0                0
                                                                    ------------     ------------     ------------     ------------

  Total dividends and distributions
  to shareholders                                                    (35,204,551)     (32,676,633)      (7,151,756)      (7,279,080)
                                                                    ------------     ------------     ------------     ------------
  Capital-share transactions:
    Net proceeds from sales of shares                                200,864,826      251,630,940       48,588,624       53,364,135
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                                           11,759,861       11,982,008        2,955,299        3,198,539
                                                                    ------------     ------------     ------------     ------------

  Total proceeds from shares sold                                    212,624,687      263,612,948       51,543,923       56,562,674
    Cost of shares redeemed                                         (230,127,588)    (191,524,695)     (56,990,648)     (54,843,647)
                                                                    ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from
  capital-share transactions                                         (17,502,901)      72,088,253       (5,446,725)       1,719,027
                                                                    ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets                              (17,657,089)      74,496,517       (4,044,077)       2,279,132

NET ASSETS:

  Beginning of period                                                612,744,257      538,247,740      142,081,270      139,802,138
                                                                    ------------     ------------     ------------     ------------
  End of period                                                     $595,087,168     $612,744,257     $138,037,193     $142,081,270
                                                                    ============     ============     ============     ============
                                                                         (g)              (h)              (i)              (i)


                                                                  BERNSTEIN
                                                            DIVERSIFIED MUNICIPAL
                                                                  PORTFOLIO
                                                          ----------------------------
                                                            YEAR               YEAR
                                                           ENDED              ENDED
                                                          9/30/98            9/30/97
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                              $ 52,097,887     $  42,797,943
    Net realized gain (loss) on investments
    and futures transactions                              3,559,573           921,074
    Net realized gain (loss) on foreign
    currency transactions                                         0                 0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                           17,757,074        21,574,271
       Foreign currencies                                         0                 0
                                                     --------------    --------------
  Net increase (decrease) in net assets
  resulting from operations                              73,414,534        65,293,288
                                                     --------------    --------------
  Dividends and distributions
  to shareholders:
    Dividends from net investment income                (52,097,887)      (42,797,943)
    Distributions from net realized gains                  (607,173)         (787,195)
    Distributions in excess of net investment
    income due to timing differences                              0                 0
    Distributions in excess of net realized
    gains due to timing differences                               0                 0
                                                     --------------    --------------
  Total dividends and distributions
  to shareholders                                       (52,705,060)      (43,585,138)
                                                     --------------    --------------
  Capital-share transactions:
    Net proceeds from sales of shares                   435,356,711       412,440,715
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                              11,507,786        10,732,504
                                                     --------------    --------------
  Total proceeds from shares sold                       446,864,497       423,173,219
    Cost of shares redeemed                            (196,163,031)     (150,902,213)
                                                     --------------    --------------
  Increase (decrease) in net assets from
  capital-share transactions                            250,701,466       272,271,006
                                                     --------------    --------------
  Net increase (decrease) in net assets                 271,410,940       293,979,156

NET ASSETS:

  Beginning of period                                 1,114,374,465       820,395,309
                                                     --------------    --------------
  End of period                                      $1,385,785,405    $1,114,374,465
                                                     ==============    ==============
                                                            (j)              (j)

(g) Includes undistributed net investment income/(excess distributions) of $(913,770) (h) Includes undistributed net investment income/(excess distributions) of $3,317,626 (i) Includes undistributed net investment income/(excess distributions) of $55,344 (j) Includes undistributed net investment income/(excess distributions) of $32,266

See Notes to Financial Statements.

--------------------------------------------------------------------------------

16  Sanford C. Bernstein Fund, Inc.

                                                                      BERNSTEIN                         BERNSTEIN
                                                                 CALIFORNIA MUNICIPAL               NEW YORK MUNICIPAL
                                                                       PORTFOLIO                          PORTFOLIO
                                                               ------------------------         ---------------------------
                                                                YEAR             YEAR            YEAR              YEAR
                                                                ENDED            ENDED           ENDED             ENDED
                                                               9/30/98          9/30/97         9/30/98           9/30/97
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                    $19,116,294      $14,461,741      $31,746,788      $27,216,718
    Net realized gain (loss) on investments
    and futures transactions                                   1,868,344          672,821        2,841,704        1,118,095
    Net realized gain (loss) on foreign
    currency transactions                                              0                0                0                0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                                 8,730,332        7,475,656       11,740,142       11,126,668
       Foreign currencies                                              0                0                0                0
                                                           -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
  resulting from operations                                   29,714,970       22,610,218       46,328,634       39,461,481
                                                           -------------    -------------    -------------    -------------
  Dividends and distributions
  to shareholders:
    Dividends from net investment income                     (19,116,294)     (14,461,741)     (31,746,788)     (27,216,718)
    Distributions from net realized gains                       (233,401)               0         (346,570)               0
    Distributions in excess of net investment
    income due to timing differences                                   0                0                0                0
    Distributions in excess of net realized
    gains due to timing differences                                    0                0                0                0
                                                           -------------    -------------    -------------    -------------
  Total dividends and distributions
  to shareholders                                            (19,349,695)     (14,461,741)     (32,093,358)     (27,216,718)
                                                           -------------    -------------    -------------    -------------
  Capital-share transactions:
    Net proceeds from sales of shares                        219,904,277      179,166,284      253,712,889      211,956,842
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                                    4,606,892        3,573,855        8,746,828        8,095,579
                                                           -------------    -------------    -------------    -------------
  Total proceeds from shares sold                            224,511,169      182,740,139      262,459,717      220,052,421
    Cost of shares redeemed                                  (96,503,425)    (65,262,022)     (132,313,148)     (99,813,691)
                                                           -------------    -------------    -------------    -------------
  Increase (decrease) in net assets from
  capital-share transactions                                 128,007,744      117,478,117      130,146,569      120,238,730
                                                           -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                      138,373,019      125,626,594      144,381,845      132,483,493

NET ASSETS:

  Beginning of period                                        411,384,429      285,757,835      671,700,231      539,216,738
                                                           -------------    -------------    -------------    -------------
  End of period                                             $549,757,448     $411,384,429     $816,082,076     $671,700,231
                                                           =============    =============    =============    =============
                                                                 (k)              (k)              (l)              (l)


                                                                             BERNSTEIN                          BERNSTEIN
                                                                          SHORT DURATION                     SHORT DURATION
                                                                       DIVERSIFIED MUNICIPAL               CALIFORNIA MUNICIPAL
                                                                             PORTFOLIO                          PORTFOLIO
                                                                     -------------------------          ---------------------------
                                                                       YEAR            YEAR              YEAR              YEAR
                                                                       ENDED           ENDED             ENDED             ENDED
                                                                      9/30/98         9/30/97           9/30/98           9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                           $5,390,695       $4,950,067       $2,954,164       $2,715,856
    Net realized gain (loss) on investments
    and futures transactions                                           328,088          373,938          119,716           40,413
    Net realized gain (loss) on foreign
    currency transactions                                                    0                0                0                0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                                         239,108          105,400          335,512          133,566
       Foreign currencies                                                    0                0                0                0
                                                                 -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
  resulting from operations                                          5,957,891        5,429,405        3,409,392        2,889,835
                                                                 -------------    -------------    -------------    -------------
  Dividends and distributions
  to shareholders:
    Dividends from net investment income                            (5,390,695)      (4,950,067)      (2,954,164)      (2,715,856)
    Distributions from net realized gains                             (430,886)        (123,013)         (40,712)         (72,490)
    Distributions in excess of net investment
    income due to timing differences                                         0                0                0                0
    Distributions in excess of net realized
    gains due to timing differences                                          0                0                0                0
                                                                 -------------    -------------    -------------    -------------
  Total dividends and distributions
  to shareholders                                                   (5,821,581)      (5,073,080)      (2,994,876)      (2,788,346)
                                                                 -------------    -------------    -------------    -------------
  Capital-share transactions:
    Net proceeds from sales of shares                              119,003,582      124,984,043       81,506,038       62,920,253
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                                          2,145,728        1,725,958        1,233,302        1,103,952
                                                                 -------------    -------------    -------------    -------------
  Total proceeds from shares sold                                  121,149,310      126,710,001       82,739,340       64,024,205
    Cost of shares redeemed                                       (114,553,849)    (94,340,876)      (70,415,018)     (50,740,111)
                                                                 -------------    -------------    -------------    -------------
  Increase (decrease) in net assets from
  capital-share transactions                                         6,595,461       32,369,125       12,324,322       13,284,094
                                                                 -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                              6,731,771       32,725,450       12,738,838       13,385,583

NET ASSETS:

  Beginning of period                                              151,821,412      119,095,962       86,310,851       72,925,268
                                                                 -------------    -------------    -------------    -------------
  End of period                                                   $158,553,183     $151,821,412      $99,049,689      $86,310,851
                                                                 =============    =============    =============    =============
                                                                       (m)              (m)              (n)              (n)

                                                                          BERNSTEIN
                                                                       SHORT DURATION
                                                                      NEW YORK MUNICIPAL
                                                                          PORTFOLIO
                                                              -------------------------------------
                                                               YEAR                        YEAR
                                                               ENDED                       ENDED
                                                              9/30/98                     9/30/97
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                  $ 2,855,698                 $ 2,765,206
    Net realized gain (loss) on investments
    and futures transactions                                  (203,871)                     95,685
    Net realized gain (loss) on foreign
    currency transactions                                            0                           0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                                 248,888                    (167,004)
       Foreign currencies                                            0                           0
                                                          ------------                ------------
  Net increase (decrease) in net assets
  resulting from operations                                  2,900,715                   2,693,887
                                                          ------------                ------------
  Dividends and distributions
  to shareholders:
    Dividends from net investment income                    (2,855,698)                 (2,765,206)
    Distributions from net realized gains                      (90,423)                   (201,609)
    Distributions in excess of net investment
    income due to timing differences                                 0                           0
    Distributions in excess of net realized
    gains due to timing differences                                  0                           0
                                                          ------------                ------------
  Total dividends and distributions
  to shareholders                                           (2,946,121)                 (2,966,815)
                                                          ------------                ------------
  Capital-share transactions:
    Net proceeds from sales of shares                       58,499,121                  60,404,681
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                                  1,206,408                   1,353,366
                                                          ------------                ------------
  Total proceeds from shares sold                           59,705,529                  61,758,047
    Cost of shares redeemed                                (57,150,087)                (44,093,590)
                                                          ------------                ------------
  Increase (decrease) in net assets from
  capital-share transactions                                 2,555,442                  17,664,457
                                                          ------------                ------------
  Net increase (decrease) in net assets                      2,510,036                  17,391,529

NET ASSETS:

  Beginning of period                                       76,141,763                  58,750,234
                                                          ------------                ------------
  End of period                                            $78,651,799                 $76,141,763
                                                          ============                ============
                                                               (o)                          (o)

(k) Includes undistributed net investment income/(excess distributions) of $(31,860) (l) Includes undistributed net investment income/(excess distributions) of $9,519 (m) Includes undistributed net investment income/(excess distributions) of $(9,678) (n) Includes undistributed net investment income/(excess distributions) of $(20,838) (o) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       1998 Annual Report     17

Sanford C. Bernstein Fund, Inc.
Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                                   Bernstein International Value Portfolio
                                                      ------------------------------------------------------------------
                                                      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                        9/30/98       9/30/97      9/30/96        9/30/95      9/30/94
------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $20.92        $18.14        $16.08        $16.57       $15.39
                                                          ------        ------        ------        ------       ------
    Income from investment operations:

      Investment income, net                                0.20          0.26          0.23          0.18         0.19
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies         (1.67)         3.73          2.26          0.07         1.13
                                                          ------        ------        ------        ------       ------

  Total from investment operations                         (1.47)         3.99          2.49          0.25         1.32
                                                          ------        ------        ------        ------       ------
    Less distributions:
      Dividends from taxable net investment income         (1.11)        (0.99)        (0.10)        (0.11)       (0.02)
      Dividends from tax-exempt net
      investment income                                        0             0             0             0            0
      Distributions from net realized gains                (0.71)        (0.22)        (0.33)        (0.63)       (0.12)
      Distributions in excess of net investment
      income due to timing differences                         0             0             0             0            0
      Distributions in excess of net realized
      gains due to timing differences                          0             0             0             0            0
                                                          ------        ------        ------        ------       ------
  Total distributions                                      (1.82)        (1.21)        (0.43)        (0.74)       (0.14)
                                                          ------        ------        ------        ------       ------

  Portfolio transaction fee                                    0             0             0             0            0
                                                          ------        ------        ------        ------       ------

  Net asset value, end of period                          $17.63        $20.92        $18.14        $16.08       $16.57
                                                          ======        ======        ======        ======       ======
  Total return                                             (7.19)%       23.25%        15.83%         1.84%        8.55%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)           $4,912,583    $4,965,998    $3,131,258    $1,996,112   $1,343,266
    Average net assets (000 omitted)                  $5,309,076    $3,977,823    $2,569,586    $1,591,703     $948,563
    Ratio of expenses to average net assets                 1.26%         1.27%         1.31%         1.35%        1.39%
    Ratio of net investment income to average
    net assets                                              0.98%         1.37%         1.37%         1.17%        1.13%
    Portfolio turnover rate                                30.34%        26.24%        21.89%        29.53%       23.78%


See Notes to Financial Statements.

--------------------------------------------------------------------------------

18  Sanford C. Bernstein Fund, Inc.

                                                                      BERNSTEIN EMERGING                          BERNSTEIN
                                                                        MARKETS VALUE                            INTERMEDIATE
                                                                          PORTFOLIO                           DURATION PORTFOLIO
                                                         ---------------------------------------------     ------------------------
                                                         Year Ended       Year Ended       Year Ended      Year  Ended   Year Ended
                                                           9/30/98          9/30/97        9/30/96 (a)       9/30/98       9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $22.54           $21.82           $20.00           $13.38        $13.08
                                                           ------           ------           ------           ------        ------
    Income from investment operations:
      Investment income, net                                 0.20             0.14             0.18             0.73          0.75
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies         (12.17)            0.44             0.83             0.37          0.35
                                                           ------           ------           ------           ------        ------
  Total from investment operations                         (11.97)            0.58             1.01             1.10          1.10
                                                           ------           ------           ------           ------        ------
    Less distributions:
      Dividends from taxable net investment income          (0.11)           (0.08)               0            (0.80)        (0.80)
      Dividends from tax-exempt net
      investment income                                         0                0                0                0             0
      Distributions from net realized gains                 (0.61)           (0.02)               0            (0.17)            0
      Distributions in excess of net investment
      income due to timing differences                          0                0                0            (0.02)            0
      Distributions in excess of net realized
      gains due to timing differences                           0                0                0                0             0
                                                           ------           ------           ------           ------        ------

  Total distributions                                       (0.72)           (0.10)               0            (0.99)        (0.80)
                                                           ------           ------           ------           ------        ------

  Portfolio transaction fee                                  0.26             0.24             0.81                0             0
                                                           ------           ------           ------           ------        ------
  Net asset value, end of period                           $10.11           $22.54           $21.82           $13.49        $13.38
                                                           ======           ======           ======           ======        ======

  Total return                                            (55.09)%+          (0.32)%+          4.80%+           8.59%         8.66%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)              $362,686         $438,305         $273,924       $2,541,549    $2,058,220
    Average net assets (000 omitted)                     $417,615         $379,351         $165,362       $2,303,250    $1,745,554
    Ratio of expenses to average net assets                  1.77%            1.75%            1.92%*           0.60%         0.62%
    Ratio of net investment income to average
    net assets                                               1.29%            0.58%            1.01%*           5.41%         5.61%
    Portfolio turnover rate                                 19.56%           32.45%            9.81%          233.08%       238.04%

                                                             BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
                                                            --------------------------------------------
                                                            Year Ended        Year Ended      Year Ended
                                                              9/30/96          9/30/95          9/30/94
--------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                        $13.30            $12.54          $13.92
                                                              ------            ------          ------
    Income from investment operations:
      Investment income, net                                    0.80              0.78            0.68
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies             (0.14)             0.77           (1.15)
                                                              ------            ------          ------
  Total from investment operations                              0.66              1.55           (0.47)
                                                              ------            ------          ------
    Less distributions:
      Dividends from taxable net investment income             (0.80)            (0.76)          (0.70)
      Dividends from tax-exempt net
      investment income                                            0                 0               0
      Distributions from net realized gains                    (0.08)                0           (0.08)
      Distributions in excess of net investment
      income due to timing differences                             0             (0.03)              0
      Distributions in excess of net realized
      gains due to timing differences                              0                 0           (0.13)
                                                              ------            ------          ------

  Total distributions                                          (0.88)            (0.79)          (0.91)
                                                              ------            ------          ------

  Portfolio transaction fee                                        0                 0               0
                                                              ------            ------          ------

  Net asset value, end of period                              $13.08            $13.30          $12.54
                                                              ======            ======          ======

  Total return                                                  5.05%            12.82%          (3.54)%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)               $1,451,776        $1,142,768       $ 848,529
    Average net assets (000 omitted)                      $1,310,208        $  957,247       $ 764,519
    Ratio of expenses to average net assets                     0.63%             0.64%           0.65%
    Ratio of net investment income to average
    net assets                                                  5.99%             6.11%           5.14%
    Portfolio turnover rate                                   141.04%           212.40%         203.73%

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending September 30, 1998, September 30, 1997 and September 30, 1996, without taking account of these transaction fees would have been (53.24)%, 3.79% and 9.10%, respectively.

* Annualized

(a) Commenced operations December 15, 1995

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         1998 Annual Report   19

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)


Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                                        Bernstein Short Duration Plus Portfolio
                                                        ---------------------------------------------------------------------------
                                                        Year Ended       Year Ended       Year Ended       Year Ended   Year Ended
                                                          9/30/98          9/30/97          9/30/96          9/30/95      9/30/94
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.53            $12.48           $12.49           $12.32       $12.89
                                                         ------            ------           ------           ------       ------
    Income from investment operations:
      Investment income, net                               0.65              0.67             0.69             0.70         0.55
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies         0.09              0.08            (0.01)            0.18        (0.40)
                                                         ------            ------           ------           ------       ------

  Total from investment operations                         0.74              0.75             0.68             0.88         0.15
                                                         ------            ------           ------           ------       ------
    Less distributions:
      Dividends from taxable net investment income        (0.72)            (0.70)           (0.69)           (0.69)       (0.56)
      Dividends from tax-exempt net
      investment income                                    0                 0                0                0            0
      Distributions from net realized gains                0                 0                0                0            0
      Distributions in excess of net investment
      income due to timing differences                    (0.02)             0                0               (0.02)        0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0                0           (0.16)
                                                         ------            ------           ------           ------       ------
  Total distributions                                     (0.74)            (0.70)           (0.69)           (0.71)       (0.72)
                                                         ------            ------           ------           ------       ------
  Portfolio transaction fee                                0                 0                0                0            0
                                                         ------            ------           ------           ------       ------
  Net asset value, end of period                         $12.53            $12.53           $12.48           $12.49       $12.32
                                                         ======            ======           ======           ======       ======
  Total return                                             6.10%             6.21%            5.54%            7.36%        1.14%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $595,087          $612,744         $538,248         $534,462     $550,415
    Average net assets (000 omitted)                   $591,866          $583,003         $532,094         $536,042     $529,892
    Ratio of expenses to average net assets                0.64%             0.65%            0.65%            0.65%        0.65%
    Ratio of net investment income to average
    net assets                                             5.24%             5.38%            5.47%            5.69%        4.30%
    Portfolio turnover rate                               71.40%           118.58%          169.96%           61.03%      285.80%


See Notes to Financial Statements.

-------------------------------------------------------------------------------

20  Sanford C. Bernstein Fund, Inc.



                                                                           Bernstein Government Short Duration Portfolio
                                                         ---------------------------------------------------------------------------
                                                         Year Ended       Year Ended       Year Ended    Year ended       Year Ended
                                                           9/30/98          9/30/97          9/30/96       9/30/95          9/30/94
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.53           $12.48           $12.55        $12.34           $12.87
                                                           ------           ------           ------        ------           ------
    Income from investment operations:
      Investment income, net                                 0.64             0.67             0.65          0.69             0.49
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies           0.13             0.05            (0.07)         0.21            (0.38)
                                                           ------           ------           ------        ------           ------

  Total from investment operations                           0.77             0.72             0.58          0.90             0.11
                                                           ------           ------           ------        ------           ------
    Less distributions:
      Dividends from taxable net investment income          (0.64)           (0.67)           (0.65)        (0.69)           (0.49)
      Dividends from tax-exempt net
      investment income                                      0                0                0             0                0
      Distributions from net realized gains                  0                0                0             0                0
      Distributions in excess of net investment
      income due to timing differences                       0                0                0             0                0
      Distributions in excess of net realized
      gains due to timing differences                        0                0                0             0               (0.15)
                                                           ------           ------           ------        ------           ------
  Total distributions                                       (0.64)           (0.67)           (0.65)        (0.69)           (0.64)
                                                           ------           ------           ------        ------           ------
  Portfolio transaction fee                                  0                0                0             0                0
                                                           ------           ------           ------        ------           ------
  Net asset value, end of period                           $12.66           $12.53           $12.48        $12.55           $12.34
                                                           ======           ======           ======        ======           ======
  Total return                                               6.35%            5.88%            4.76%         7.55%            0.85%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)              $138,037         $142,081         $139,802      $143,723         $185,028
    Average net assets (000 omitted)                     $139,410         $136,888         $145,268      $145,710         $188,013
    Ratio of expenses to average net assets                  0.70%            0.69%            0.69%         0.69%            0.68%
    Ratio of net investment income to average
    net assets                                               5.13%            5.32%            5.21%         5.58%            3.85%
    Portfolio turnover rate                                 56.93%           80.11%          155.29%        49.34%          213.02%


                                                                Bernstein Diversified Municipal Portfolio
                                                               ---------------------------------------------
                                                               Year Ended       Year Ended        Year Ended
                                                                 9/30/98          9/30/97           9/30/96
------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                           $13.74           $13.44            $13.50
                                                                 ------           ------            ------
    Income from investment operations:
      Investment income, net                                       0.58             0.60              0.63
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies                 0.23             0.31             (0.04)
                                                                 ------           ------            ------

  Total from investment operations                                 0.81             0.91              0.59
                                                                 ------           ------            ------
    Less distributions:
      Dividends from taxable net investment income                (0.02)           (0.02)            (0.01)
      Dividends from tax-exempt net
      investment income                                           (0.56)           (0.58)            (0.62)
      Distributions from net realized gains                       (0.01)           (0.01)            (0.02)
      Distributions in excess of net investment
      income due to timing differences                             0                0                 0
      Distributions in excess of net realized
      gains due to timing differences                              0                0                 0

  Total distributions                                             (0.59)           (0.61)            (0.65)
                                                                 ------           ------            ------
  Portfolio transaction fee                                        0                0                 0
                                                                 ------           ------            ------
  Net asset value, end of period                                 $13.96           $13.74            $13.44
                                                                 ======           ======            ======
  Total return                                                     5.98%            6.95%             4.38%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)                  $1,385,785       $1,114,374          $820,395
    Average net assets (000 omitted)                         $1,250,621         $965,455          $744,452
    Ratio of expenses to average net assets                        0.63%            0.65%             0.66%
    Ratio of net investment income to average
    net assets                                                     4.17%            4.43%             4.61%
    Portfolio turnover rate                                       22.00%           24.65%            25.22%


See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                                       1998  Annual Report  21

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)


Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                          Bernstein Diversified
                                                            Municipal Portfolio            Bernstein California Municipal Portfolio
                                                        ---------------------------       ------------------------------------------
                                                        Year Ended       Year Ended       Year Ended       Year Ended     Year Ended
                                                          9/30/95          9/30/94          9/30/98          9/30/97        9/30/96
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.99            $13.78           $13.90           $13.58         $13.58
                                                         ------            ------           ------           ------         ------
    Income from investment operations:
      Investment income, net                               0.65              0.61             0.57             0.59           0.61
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies         0.51             (0.72)            0.30             0.32           0
                                                         ------            ------           ------           ------         ------

  Total from investment operations                         1.16             (0.11)            0.87             0.91           0.61
                                                         ------            ------           ------           ------         ------
    Less distributions:
      Dividends from taxable net investment income        (0.02)            (0.01)           (0.02)           (0.03)         (0.03)
      Dividends from tax-exempt net
      investment income                                   (0.63)            (0.60)           (0.55)           (0.56)         (0.58)
      Distributions from net realized gains                0                (0.03)           (0.01)            0              0
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0                0              0
      Distributions in excess of net realized
      gains due to timing differences                      0                (0.04)            0                0              0
                                                         ------            ------           ------           ------         ------
  Total distributions                                     (0.65)            (0.68)           (0.58)           (0.59)         (0.61)
                                                         ------            ------           ------           ------         ------
  Portfolio transaction fee                                0                 0                0                0              0
                                                         ------            ------           ------           ------         ------
  Net asset value, end of period                         $13.50            $12.99           $14.19           $13.90         $13.58
                                                         ======            ======           ======           ======         ======

  Total return                                             9.16%            (0.80)%           6.37%            6.82%          4.60%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $660,814          $552,134         $549,757         $411,384       $285,758
    Average net assets (000 omitted)                   $572,769          $509,380         $473,077         $339,514       $246,410
    Ratio of expenses to average net assets                0.66%             0.67%            0.65%            0.67%          0.68%
    Ratio of net investment income to average
    net assets                                             4.89%             4.57%            4.04%            4.26%          4.48%
    Portfolio turnover rate                               42.55%            34.45%           25.33%           41.32%         23.87%


See Notes to Financial Statements.

-------------------------------------------------------------------------------

22  Sanford C. Bernstein Fund, Inc.

                                                             Bernstein California
                                                              Municipal Portfolio
                                                        -------------------------------
                                                        Year Ended           Year Ended
                                                          9/30/95              9/30/94
---------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $13.06               $13.83
                                                          ------               ------
    Income from investment operations:
      Investment income, net                                0.64                 0.61
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies          0.52                (0.74)
                                                          ------               ------

  Total from investment operations                          1.16                (0.13)
                                                          ------               ------
    Less distributions:
      Dividends from taxable net investment income         (0.05)               (0.02)
      Dividends from tax-exempt net
      investment income                                    (0.59)               (0.59)
      Distributions from net realized gains                 0                    0
      Distributions in excess of net investment
      income due to timing differences                      0                    0
      Distributions in excess of net realized
      gains due to timing differences                       0                   (0.03)
                                                          ------               ------
  Total distributions                                      (0.64)               (0.64)
                                                          ------               ------
  Portfolio transaction fee                                 0                    0
                                                          ------               ------
  Net asset value, end of period                          $13.58               $13.06
                                                          ======               ======

  Total return                                              9.11%               (0.98)%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)             $213,951             $192,993
    Average net assets (000 omitted)                    $185,990             $168,797
    Ratio of expenses to average net assets                 0.69%                0.70%
    Ratio of net investment income to average
    net assets                                              4.78%                4.51%
    Portfolio turnover rate                                63.89%               24.55%


                                                                              Bernstein New York Municipal Portfolio
                                                         ---------------------------------------------------------------------------
                                                         Year Ended      Year Ended       Year Ended       Year Ended     Year Ended
                                                           9/30/98         9/30/97          9/30/96          9/30/95        9/30/94
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $13.62          $13.35           $13.48           $12.98         $13.80
                                                           ------          ------           ------           ------         ------
    Income from investment operations:
      Investment income, net                                 0.58            0.61             0.64             0.65           0.64
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies           0.26            0.27            (0.07)            0.50          (0.75)
                                                           ------          ------           ------           ------         ------

  Total from investment operations                           0.84            0.88             0.57             1.15          (0.11)
                                                           ------          ------           ------           ------         ------
    Less distributions:
      Dividends from taxable net investment income          (0.01)          (0.01)           (0.02)           (0.02)         (0.02)
      Dividends from tax-exempt net
      investment income                                     (0.57)          (0.60)           (0.62)           (0.63)         (0.62)
      Distributions from net realized gains                 (0.01)           0               (0.06)            0             (0.03)
      Distributions in excess of net investment
      income due to timing differences                       0               0                0                0              0
      Distributions in excess of net realized
      gains due to timing differences                        0               0                0                0             (0.04)
                                                           ------          ------           ------           ------         ------
  Total distributions                                       (0.59)          (0.61)           (0.70)           (0.65)         (0.71)
                                                           ------          ------           ------           ------         ------
  Portfolio transaction fee                                  0               0                0                0              0
                                                           ------          ------           ------           ------         ------
  Net asset value, end of period                           $13.87          $13.62           $13.35           $13.48         $12.98
                                                           ======          ======           ======           ======         ======

  Total return                                               6.32%           6.73%            4.31%            9.14%         (0.81)%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)              $816,082        $671,700         $539,217         $458,543       $408,021
    Average net assets (000 omitted)                     $746,257        $603,119         $497,391         $413,892       $381,144
    Ratio of expenses to average net assets                  0.64%           0.65%            0.66%            0.66%          0.67%
    Ratio of net investment income to average
    net assets                                               4.25%           4.51%            4.73%            4.95%          4.78%
    Portfolio turnover rate                                 27.20%          25.94%           26.19%           44.84%         22.45%


See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                                        1998 Annual Report   23

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)


Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                                                                                       Bernstein
                                                                                                                         Short
                                                                                                                        Duration
                                                                                                                       California
                                                                          Bernstein Short Duration                      Municipal
                                                                       Diversified Municipal Portfolio                  Portfolio
                                                        ---------------------------------------------------------      -----------
                                                        Year Ended    Year Ended     Year Ended       Year Ended       Year Ended
                                                         9/30/98       9/30/97        9/30/96         9/30/95 (b)        9/30/98
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.56         $12.52         $12.63           $12.50           $12.55
                                                         ------         ------         ------           ------           ------
    Income from investment operations:
      Investment income, net                               0.45           0.46           0.52             0.55             0.42
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies         0.04           0.05          (0.06)            0.13             0.07
                                                         ------         ------         ------           ------           ------

  Total from investment operations                         0.49           0.51           0.46             0.68             0.49
                                                         ------         ------         ------           ------           ------
    Less distributions:
      Dividends from taxable net investment income        (0.01)         (0.02)         (0.02)           (0.04)           (0.02)
      Dividends from tax-exempt net
      investment income                                   (0.44)         (0.44)         (0.50)           (0.51)           (0.40)
      Distributions from net realized gains               (0.03)         (0.01)         (0.05)            0               (0.01)
      Distributions in excess of net investment
      income due to timing differences                     0              0              0                0                0
      Distributions in excess of net realized
      gains due to timing differences                      0              0              0                0                0
                                                         ------         ------         ------           ------           ------
  Total distributions                                     (0.48)         (0.47)         (0.57)           (0.55)           (0.43)
                                                         ------         ------         ------           ------           ------
  Portfolio transaction fee                                0              0              0                0                0
                                                         ------         ------         ------           ------           ------
  Net asset value, end of period                         $12.57         $12.56         $12.52           $12.63           $12.61
                                                         ======         ======         ======           ======           ======

  Total return                                             4.02%          4.17%          3.68%            5.55%            3.98%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)            $158,553       $151,821       $119,096         $101,325          $99,050
    Average net assets (000 omitted)                   $150,699       $135,288       $105,467          $85,893          $88,338
    Ratio of expenses to average net assets                0.71%          0.72%          0.71%            0.72%*           0.73%
    Ratio of net investment income to average
    net assets                                             3.58%          3.66%          4.07%            4.32%*           3.34%
    Portfolio turnover rate                               99.93%         68.25%         63.40%           73.50%           77.01%

*Annualized
(b) Commenced operations October 3, 1994

See Notes to Financial Statements.

-------------------------------------------------------------------------------

24  Sanford C. Bernstein Fund, Inc.

                                                         Bernstein Short Duration California Municipal Portfolio
                                                         -------------------------------------------------------
                                                         Year Ended           Year Ended          Year Ended
                                                           9/30/97              9/30/96           9/30/95 (b)
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.53               $12.65              $12.50
                                                           ------               ------              ------
    Income from investment operations:
      Investment income, net                                 0.45                 0.50                0.53
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies           0.03                (0.07)               0.15
                                                           ------               ------              ------

  Total from investment operations                           0.48                 0.43                0.68
                                                           ------               ------              ------
    Less distributions:
      Dividends from taxable net investment income          (0.04)               (0.05)              (0.06)
      Dividends from tax-exempt net
      investment income                                     (0.41)               (0.45)              (0.47)
      Distributions from net realized gains                 (0.01)               (0.05)               0
      Distributions in excess of net investment
      income due to timing differences                       0                    0                   0
      Distributions in excess of net realized
      gains due to timing differences                        0                    0                   0
                                                           ------               ------              ------
  Total distributions                                       (0.46)               (0.55)              (0.53)
                                                           ------               ------              ------
  Portfolio transaction fee                                  0                    0                   0
                                                           ------               ------              ------

  Net asset value, end of period                           $12.55               $12.53              $12.65
                                                           ======               ======              ======

  Total return                                               3.89%                3.50%               5.58%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)               $86,311              $72,925             $63,530
    Average net assets (000 omitted)                      $76,339              $68,060             $49,944
    Ratio of expenses to average net assets                  0.74%                0.72%               0.73%*
    Ratio of net investment income to average
    net assets                                               3.56%                3.96%               4.12%*
    Portfolio turnover rate                                 75.36%               60.76%              89.33%


                                                                    Bernstein Short Duration New York Municipal Portfolio
                                                          --------------------------------------------------------------------------
                                                          Year Ended          Year Ended           Year Ended         Year Ended
                                                            9/30/98             9/30/97              9/30/96          9/30/95 (b)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $12.47              $12.52               $12.60             $12.50
                                                            ------              ------               ------             ------
    Income from investment operations:
      Investment income, net                                  0.46                0.50                 0.51               0.54
      Net realized and unrealized gain (loss) on
      investments, futures, and foreign currencies            0.01               (0.01)               (0.07)              0.10
                                                            ------              ------               ------             ------

  Total from investment operations                            0.47                0.49                 0.44               0.64
                                                            ------              ------               ------             ------
    Less distributions:
      Dividends from taxable net investment income           (0.01)              (0.08)               (0.02)             (0.05)
      Dividends from tax-exempt net
      investment income                                      (0.45)              (0.42)               (0.49)             (0.49)
      Distributions from net realized gains                  (0.01)              (0.04)               (0.01)              0
      Distributions in excess of net investment
      income due to timing differences                        0                   0                    0                  0
      Distributions in excess of net realized
      gains due to timing differences                         0                   0                    0                  0
                                                            ------              ------               ------             ------
  Total distributions                                        (0.47)              (0.54)               (0.52)             (0.54)
                                                            ------              ------               ------             ------
  Portfolio transaction fee                                   0                   0                    0                  0
                                                            ------              ------               ------             ------
  Net asset value, end of period                            $12.47              $12.47               $12.52             $12.60
                                                            ======              ======               ======             ======

  Total return                                                3.86%               3.99%                3.53%              5.24%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)                $78,652             $76,142              $58,750            $55,221
    Average net assets (000 omitted)                       $77,989             $69,567              $54,087            $50,642
    Ratio of expenses to average net assets                   0.74%               0.76%                0.74%              0.73%*
    Ratio of net investment income to average
    net assets                                                3.66%               3.97%                4.02%              4.23%*
    Portfolio turnover rate                                  52.93%              98.01%               55.81%            112.15%

*Annualized
(b) Commenced operations October 3, 1994

See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                                       1998 Annual Report  25

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements

NOTE 1.    Organization and Significant Accounting Policies

           Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 11 series of shares (the "Portfolios"), each with its own investment objectives. At September 30, 1998, the two International Equity Portfolios are Bernstein International Value and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

        A. Portfolio Valuation

           The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

           Beginning September 1, 1998 the Malaysian government fixed the rate of exchange of its currency to the U.S. Dollar and implemented restrictions on currency trading and on the repatriation of proceeds from equity trading. At September 30, 1998 Malaysian currency and equities have been fair valued under procedures adopted by the Board of Directors at a 30% discount to the Malaysian currency-denominated closing market values.

        B. Foreign Currency Translation

           The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

           Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

           The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

           The International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

        C. Security Transactions and Related Investment Income

           Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------

26    Sanford C. Bernstein Fund, Inc.

        D. Futures Contracts

           Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

        E. Written Options

           When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

        F. Federal Income Taxes

           Each of the 11 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

        G. Repurchase Agreements

           Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

        H. Securities Transactions on a When-Issued or Delayed-Delivery Basis

           Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

        I. Distribution of Income and Gains

           Net investment income of each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

           Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting
           (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences,

--------------------------------------------------------------------------------

                                                         1998 Annual Report   27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


           "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

           The effect on each portfolio is reflected as an adjustment to the components of capital as of September 30, 1998, as shown below:

                                                              INCREASE (DECREASE) TO
                                                             ACCUMULATED UNDISTRIBUTED         INCREASE (DECREASE)
                                   INCREASE (DECREASE)        NET REALIZED GAIN(LOSS)             TO ACCUMULATED
                                      TO ADDITIONAL           ON INVESTMENTS, FUTURES           UNDISTRIBUTED NET
                                     PAID-IN CAPITAL          AND FOREIGN CURRENCIES         INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------
  International Value                      0                     $(202,852,911)                   $202,852,911
--------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value                   0                         3,193,900                      (3,193,900)
--------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                    0                          (310,196)                        310,196
--------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus              $(225,260)                          267,536                         (42,276)
--------------------------------------------------------------------------------------------------------------------------

        J. Expenses

           Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

        K. Organization Costs

           Costs incurred in connection with the organization of the Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

        L. Use of Estimates

           The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        M. Portfolio Transaction Fee

           The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

        N. Securities Lending

           Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 1998 the fund has securities on loan with a value of $918,208,639 and has received collateral of $988,027,168, of which $969,291,961 is cash collateral and $18,735,207 is collateral in the form of U.S. Government securities. The International Value Portfolio earned $3,382,817 from securities lending transactions for the year ended September 30, 1998. This amount is reflected in the Statement of Operations as a component of interest income.

--------------------------------------------------------------------------------

28    Sanford C. Bernstein Fund, Inc.

NOTE 2.    Investment Management and Transactions with Affiliated Persons

        A. Management Fee

           Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $2 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets. Through the period ending December 31, 1997, the Emerging Markets Value Portfolio will not pay any portion of the fee that, together with other operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of 2.00% per annum of such Portfolio's average daily net assets. In addition, the Management Agreement for the Emerging Markets Value Portfolio provides that the Manager will pay any operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of 2.00% per annum of the Portfolio's average daily net assets.

        B. Shareholder Servicing and Administrative Fee

           Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

        C. Distribution

           Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 11 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

        D. Directors and Officers

           Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

        E. Transactions with Affiliates

           The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amount of $127,161 for the year ended September 30, 1998. Included in payable for investment securities purchased at September 30, 1998 in the Emerging Markets Value Portfolio is $1,668,151 owed to Sanford C. Bernstein & Co., Inc., for unsettled security transactions executed on behalf of the Portfolio.

--------------------------------------------------------------------------------

                                                         1998 Annual Report   29

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

NOTE 3.    Investment Security Transactions

        A. Purchases and Sales

           For the period from October 1, 1997 through September 30, 1998, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                        PURCHASES                                    SALES
                                      EXCLUDING U.S.        PURCHASES OF          EXCLUDING U.S.          SALES OF
                                        GOVERNMENT         U.S. GOVERNMENT          GOVERNMENT         U.S. GOVERNMENT
                                        SECURITIES           SECURITIES             SECURITIES           SECURITIES
--------------------------------------------------------------------------------------------------------------------------
  International Value                 $2,110,120,693                    0          $1,566,681,917                    0
  Emerging Markets Value                 309,321,984                    0              78,802,886                    0
  Intermediate Duration                4,870,857,983         $911,103,376           3,804,518,271       $1,409,899,164
  Short Duration Plus                    291,069,595          117,736,473             167,860,371          375,118,741
  Government Short Duration               13,820,572           63,711,729                       0           87,678,072
  Diversified Municipal                  505,199,910           24,592,969             228,817,849           33,918,941
  California Municipal                   247,836,354                    0             113,216,580            3,092,133
  New York Municipal                     326,581,128                    0             196,271,310                    0
  Short Duration Diversified Municipal   145,288,688           10,885,703             127,710,122           19,980,921
  Short Duration California Municipal     85,408,365                    0              63,374,047                    0
  Short Duration New York Municipal       51,422,302                    0              36,065,238            1,693,388


        B. Transactions in Securities of Affiliated Issuers

           Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Portfolio's transactions in the securities of these issuers for the period ended September 30, 1998 is set forth below:


  BERNSTEIN  INTERNATIONAL VALUE PORTFOLIO

                                                ACQUISITIONS        DISPOSITIONS
                                 BEGINNING   ------------------   ----------------   ENDING   REALIZED    INTEREST
                                   SHARE       SHARE                SHARE             SHARE     GAIN    AND DIVIDEND   ENDING
  AFFILIATE                       AMOUNT      AMOUNT      COST     AMOUNT    COST    AMOUNT    (LOSS)      INCOME       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  T. Eaton Company Ltd.                0    1,296,000 $12,894,650 1,000   $4,713   1,295,000 $(5,238)          $0    $5,942,509
                                                      -----------         ------             --------    --------    ----------
                                                      $12,894,650         $4,713             $(5,238)          $0    $5,942,509
                                                      ===========         ======             ========    ========    ==========

  BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                                ACQUISITIONS        DISPOSITIONS
                                 BEGINNING   ------------------   ----------------   ENDING   REALIZED    INTEREST
                                   SHARE       SHARE                SHARE             SHARE     GAIN    AND DIVIDEND   ENDING
  AFFILIATE                       AMOUNT      AMOUNT      COST     AMOUNT    COST    AMOUNT    (LOSS)      INCOME       VALUE
----------------------------------------------------------------------------------------------------------------------------------

  Israel Land                   1,999,527           0          0      0       $0    1,999,527     $0          0       $  9,775,731
     Development
  Israel Land                       8,500           0          0      0        0        8,500      0          0            114,750
     Development  ADR
  Jilin Chemical               40,300,000  15,800,000 $2,646,532      0        0   56,100,000      0   $176,108          2,932,132
   Industrial Co., Ltd.
  First Philippine                      0   7,829,820  3,636,111      0        0    7,829,820      0          0          2,281,833
     Holding Corp. (Class B)
  Robinson's Land              57,108,500           0          0      0        0   57,108,500      0          0          1,958,006
     Corp. - Series'B'
                                                      -----------         ------             --------    --------      -----------
                                                      $6,282,643              $0                  $0     $176,108      $17,062,452
                                                      ===========         ======             ========    ========      ===========

--------------------------------------------------------------------------------

30     Sanford C. Bernstein Fund, Inc.

        C. Federal Income Tax Status

           At September 30, 1998, the Short Duration Plus Portfolio and Government Short Duration Portfolio had capital loss carryforwards as follows:

                                          CAPITAL LOSS
                                       CARRYFORWARD AMOUNT        EXPIRATION
--------------------------------------------------------------------------------
  Short Duration Plus Portfolio            $4,428,265              9/30/2003
  Government Short Duration Portfolio       1,483,117              9/30/2003
--------------------------------------------------------------------------------

           For the year ended September 30, 1998, the Short Duration Plus Portfolio, Government Short Duration Portfolio and Diversified Municipal Portfolio utilized capital loss carryforwards as follows:


                                          CAPITAL LOSS
                                       CARRYFORWARD AMOUNT
--------------------------------------------------------------------------------
  Short Duration Plus Portfolio             $452,175
  Government Short Duration Portfolio        483,979
  Diversified Municipal Portfolio             34,011
--------------------------------------------------------------------------------

           Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration New York Municipal Portfolio had post October loss deferrals of $30,641,332; $3,856,761; and $232,802, respectively. The Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post October FX loss deferrals of $3,098,281; $3,080,315; and $910,629, respectively. For tax purposes, these losses are deemed to arise on October 1, 1998.

        D. Foreign Currency Contracts

           At September 30, 1998, the International Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:


  FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                      VALUE RECEIVABLE AT        CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  Settlement 12/01/98 through 12/31/98

   Japanese Yen                          $62,827,225           $62,233,750                  0              $(593,475)
                                         -----------           -----------        -----------              ----------
  Total                                  $62,827,225           $62,233,750                  0              $(593,475)
                                         ===========           ===========        ===========              ==========


  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  Settlement 12/01/98 through 12/31/98

   Australian Dollars                   $105,710,640         $105,575,577            $135,063                     0
   Deutschemarks                         266,444,827          270,589,940                   0           $(4,145,113)
   Italian Lira                           68,853,617           69,752,211                   0              (898,594)
   Japanese Yen                        1,328,351,111        1,311,354,012          16,997,099                     0
   Singapore Dollars                      43,942,993           43,945,942                   0                (2,949)
   Spanish Pesetas                        76,639,030           77,713,581                   0            (1,074,551)
                                      --------------       --------------         -----------           ------------
  Total                               $1,889,942,218       $1,878,931,263         $17,132,162           $(6,121,207)
                                      ==============       ==============         ===========           ============

--------------------------------------------------------------------------------

                                                        1998 Annual Report    31

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


  FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                      VALUE RECEIVABLE AT        CURRENT             CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATE           VALUE            APPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  Settlement 10/01/98 through 10/31/98
   Deutschemarks                         $42,390,334            $42,681,695           $291,361                     0
  Total                                  $42,390,334            $42,681,695           $291,361                     0
                                         ===========            ===========           ========            ==========


  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                        VALUE PAYABLE AT         CURRENT             CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE            APPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  Settlement 10/01/98 through 10/31/98
   Deutschemarks                        $54,668,399           $58,625,904                   0           $(3,957,504)
                                        -----------           -----------           ---------           ------------
  Total                                 $54,668,399           $58,625,904                   0           $(3,957,504)
                                        ===========           ===========            ========           ============


  FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                      VALUE RECEIVABLE AT        CURRENT             CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATE           VALUE            APPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  Settlement 10/01/98 through 10/31/98
   Deutschemarks                         $9,933,932           $10,002,211             $68,279                      0
                                         ----------           -----------           ---------            -----------
  Total                                  $9,933,932           $10,002,211             $68,279                      0
                                         ==========           ===========            ========            ===========


  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                        VALUE PAYABLE AT         CURRENT             CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE            APPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  Settlement 10/01/98 through 10/31/98
   Deutschemarks                        $13,183,006           $14,137,338                    0             $(954,332)
                                        -----------           -----------            ---------             ----------
  Total                                 $13,183,006           $14,137,338                    0             $(954,332)
                                        ===========           ===========             ========             ==========

NOTE 4.    Concentration of Credit Risk

           The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5.    Risks Involved in Futures and Foreign Currency Contracts

           All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures

--------------------------------------------------------------------------------

32    Sanford C. Bernstein Fund, Inc.

           contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

           Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.    Capital-Share Transactions

           The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 1998, 1,450 million are divided into 11 Portfolios, allocated 400 million to the Bernstein International Value Portfolio, 250 million to the Bernstein Intermediate Duration Portfolio, 150 million to the Bernstein Diversified Municipal Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the years ended September 30, 1998, and ended September 30, 1997 were as follows:


                                          BERNSTEIN                     BERNSTEIN                       BERNSTEIN
                                     INTERNATIONAL VALUE           EMERGING MARKETS VALUE         INTERMEDIATE DURATION
                                          PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                   -------------------------     -------------------------     -------------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                     9/30/98        9/30/97        9/30/98        9/30/97        9/30/98         9/30/97
------------------------------------------------------------------------------------------------------------------------------
  Shares sold                      59,041,183     76,579,608      20,333,480      7,748,663     56,368,750      62,200,789

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                   23,304,425     11,725,832         833,815         63,046      4,376,491       1,985,098

  Shares redeemed                 (41,077,328)   (23,582,282)     (4,744,203)      (918,731)   (26,187,703)    (21,358,980)
                                  ------------   ------------     -----------   ------------  -------------    ------------
  Net increase (decrease)
  in shares outstanding            41,268,280     64,723,158      16,423,092      6,892,978     34,557,538      42,826,907

  Shares outstanding at
  beginning of period             237,367,711    172,644,553      19,447,363     12,554,385    153,832,223     111,005,316
                                  ------------   ------------     -----------   ------------  -------------    ------------
  Shares outstanding at
  end of period                   278,635,991    237,367,711      35,870,455     19,447,363    188,389,761     153,832,223
                                  ============   ============     ===========   ============  =============    ============

--------------------------------------------------------------------------------

                                                        1998 Annual Report    33

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

                                            BERNSTEIN                    BERNSTEIN                         BERNSTEIN
                                       SHORT DURATION PLUS            GOVERNMENT SHORT                DIVERSIFIED MUNICIPAL
                                            PORTFOLIO                DURATION PORTFOLIO                    PORTFOLIO
                                     -------------------------     -------------------------     -------------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                       9/30/98        9/30/97        9/30/98        9/30/97        9/30/98         9/30/97
--------------------------------------------------------------------------------------------------------------------------------
  Shares sold                        16,129,450     20,114,755       3,874,744      4,264,809     31,521,830      30,378,901

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                        944,212        957,167         235,681        255,433        832,927         790,315

  Shares redeemed                   (18,486,032)   (15,307,647)     (4,543,252)    (4,381,871)   (14,193,908)    (11,115,453)
                                    ------------   ------------     -----------   ------------  -------------    ------------
  Net increase (decrease)
  in shares outstanding              (1,412,370)     5,764,275        (432,827)       138,371     18,160,849      20,053,763

  Shares outstanding at
  beginning of period                48,893,478     43,129,203      11,337,360     11,198,989     81,114,898      61,061,135
                                    ------------   ------------     -----------   ------------  -------------    ------------
  Shares outstanding at
  end of period                      47,481,108     48,893,478      10,904,533     11,337,360     99,275,747      81,114,898
                                    ============   ============     ===========   ============  =============    ============

                                              BERNSTEIN                    BERNSTEIN                 BERNSTEIN SHORT DURATION
                                        CALIFORNIA MUNICIPAL           NEW YORK MUNICIPAL              DIVERSIFIED MUNICIPAL
                                              PORTFOLIO                     PORTFOLIO                        PORTFOLIO
                                     -------------------------     -------------------------    --------------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                       9/30/98        9/30/97        9/30/98        9/30/97        9/30/98         9/30/97
--------------------------------------------------------------------------------------------------------------------------------
  Shares sold                        15,733,043     13,046,313      18,521,963     15,729,863      9,487,311       9,964,084

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                        329,587        260,098         638,380        600,550        171,102         137,634

  Shares redeemed                    (6,899,266)    (4,762,980)     (9,652,745)    (7,417,377)    (9,132,723)     (7,527,905)
                                    ------------   ------------     -----------   ------------  -------------    ------------
  Net increase (decrease)
  in shares outstanding               9,163,364      8,543,431       9,507,598      8,913,036        525,690       2,573,813

  Shares outstanding at
  beginning of period                29,590,176     21,046,745      49,309,430     40,396,394     12,089,969       9,516,156
                                    ------------   ------------     -----------   ------------  -------------    ------------
  Shares outstanding at
  end of period                      38,753,540     29,590,176      58,817,028     49,309,430     12,615,659      12,089,969
                                    ============   ============     ===========   ============  =============    ============

--------------------------------------------------------------------------------

34    Sanford C. Bernstein Fund, Inc.

                                BERNSTEIN SHORT DURATION       BERNSTEIN SHORT DURATION
                                   CALIFORNIA MUNICIPAL           NEW YORK MUNICIPAL
                                        PORTFOLIO                     PORTFOLIO
                                -------------------------     ------------------------------
                                YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  9/30/98        9/30/97        9/30/98         9/30/97
--------------------------------------------------------------------------------------------
  Shares sold                    6,487,988      5,015,641       4,697,614      4,862,743

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                    98,187         87,998          96,879        108,413

  Shares redeemed               (5,606,118)    (4,047,977)     (4,590,799)    (3,559,396)
                               ------------   ------------     -----------   ------------
  Net increase (decrease)
  in shares outstanding            980,057      1,055,662         203,694      1,411,760

  Shares outstanding at
  beginning of period            6,875,216      5,819,554       6,105,588      4,693,828
                               ------------   ------------     -----------   ------------
  Shares outstanding at
  end of period                  7,855,273      6,875,216       6,309,282      6,105,588
                               ============   ============     ===========   ============


--------------------------------------------------------------------------------

                                                        1998 Annual Report    35

                      This page intentionally left blank.

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co.,Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard
      Consultant, ABC News

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Director--
      Fixed-Income Investments and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Vice President and General Counsel,
      Sanford C. Bernstein & Co., Inc.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

--------------------------------------------------------------------------------
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Swidler Berlin Shereff Friedman, LLP
      919 Third Avenue
      New York, New York 10022

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

      Sanford C. Bernstein & Co., Inc.

      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      800 Connecticut Avenue, NW
      Washington, DC 20006

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401

      One North Lexington Avenue
      White Plains, NY 10601

 *Not related to Zalman C. Bernstein, Chairman of the Executive Committee,
  Sanford C. Bernstein & Co., Inc.

                       Sanford C. Bernstein Fund, Inc.
                  767 Fifth Avenue, New York, New York 10153
                                (212) 756-4097

                         Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                               SEPTEMBER 30, 1998

                            Schedule of Investments
                           Municipal Bond Portfolios


                      ------------------------------------

                             Diversified Municipal
                              California Municipal
                               New York Municipal
                      Short Duration Diversified Municipal
                      Short Duration California Municipal
                       Short Duration New York Municipal

                         Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 19, 1998

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Diversified Municipal Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    3.21%
--------------------------------------------------------------------------------
Repurchase Agreement: 0.03%
         407,000    State Street Bank & Trust Co.,                  $    407,000
                    Repurchase Agreement, dated
                    09/30/1998, 5.35%, maturing
                    10/01/1998 for $407,060,
                    collateral 265,000 principal amount
                    U.S. Treasury Bond,
                    12.00%, 08/15/2013, value $410,667
                                                                    ------------
Total Repurchase Agreement (Cost $407,000)                               407,000
                                                                    ------------
Municipal Note: 0.50%
       6,745,000    Cincinnati City School District,                   6,880,952
                    Ohio Tax Anticipation Notes
                    Series C, AMBAC,
                    5.00%, 12/01/1999
                                                                    ------------
Total Municipal Note (Cost $6,792,868)                                 6,880,952
                                                                    ------------
Tax Exempt Variable-Rate Demand Notes: 2.68%
      14,200,000    Wake County Industrial Facilities &               14,200,000
                    Pollution Control Financing
                    Authority, North Carolina Revenue,
                    Carolina Power & Light Co. Project,
                    Daily Floater, Putable Daily,
                    4.20%, 03/01/2017
       8,200,000    Los Angeles Regional Airports                      8,200,000
                    Improvement Corporation, California,
                    Daily Floater, Putable Daily, AMT,
                    4.20%, 12/01/2025
         800,000    Harris County Health Facilities                      800,000
                    Development Corporation, Texas
                    Revenue, St. Luke's Episcopal Hospital
                    Series A, Daily Floater, Putable
                    Daily, 4.10%, 02/15/2027
       4,500,000    Port of Portland, Oregon Special                   4,500,000
                    Obligation Revenue, Horizon Air
                    Insurance Inc. Project, Daily
                    Floater, Putable Daily, AMT,
                    4.20%, 06/15/2027
       2,470,000    Phenix County Industrial                           2,470,000
                    Development Board, Alabama,
                    Environmental Improvement
                    Revenue, Mead Coated Board
                    Project, Daily Floater, Putable
                    Daily, 4.20%, 06/01/2028



--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       7,000,000    Phenix County Industrial                        $  7,000,000
                    Development Board, Alabama
                    Environmental Improvement
                    Revenue, Mead Coated Board
                    Project, Daily Floater, Putable
                    Daily, 4.20%, 03/01/2031
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $37,170,000)                                                    37,170,000
                                                                    ------------
Total Short-Term Investments (Cost $44,369,868)                       44,457,952
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.81%
--------------------------------------------------------------------------------
      11,464,234    3.375%, 01/15/2007 (Note B, p. 16)                11,288,694
                                                                    ------------
Total U.S. Treasury Inflation Protection Security
(Cost $11,160,117)                                                    11,288,694
                                                                    ------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     16.13%
--------------------------------------------------------------------------------
         290,000    District of Columbia Series C,                       290,670
                    4.90%, 12/01/1998,
                    Escrowed to Maturity
       1,350,000    Rocky Mount, North Carolina,                       1,370,507
                    6.50%, 02/01/2000,
                    Prerefunded 02/01/1999 @100.50
       1,600,000    Boston, Massachusetts Series A,                    1,652,624
                    7.40%, 02/01/2000,
                    Prerefunded 02/01/1999 @102
       1,000,000    Fairfax County, Virginia Public                    1,034,360
                    Improvement Series A,
                    6.25%, 04/01/2008,
                    Prerefunded 04/01/1999 @102
       1,250,000    Illinois Health Facilities                         1,310,088
                    Authority Revenue, Delnor
                    Community Hospital Project,
                    8.00%, 05/15/2019,
                    Prerefunded 05/15/1999 @102
       1,405,000    Florida State Board of Education                   1,465,893
                    Series B, 6.90%, 06/01/2009,
                    Prerefunded 06/01/1999 @102
       1,000,000    Massachusetts Consolidated Loans                   1,044,320
                    Series C, AMBAC,
                    7.00%, 06/01/2001,
                    Prerefunded 06/01/1999 @102
       1,000,000    Massachusetts Consolidated Loans                   1,043,990
                    Series C, AMBAC,
                    7.00%, 06/01/2009,
                    Prerefunded 06/01/1999 @102
       2,000,000    Pennsylvania Intergovernmental                     2,033,960
                    Cooperation Authority,
                    Special Tax Revenue, FGIC,
                    5.75%, 06/15/1999,
                    Escrowed to Maturity

*See Note 1, page 26 in Notes to Financial Statements.

                       Schedule of Investments--Municipal Bond Portfolios      1

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,170,000    Puerto Rico Electric Power                      $  3,308,750
                    Authority Series O,
                    7.125%, 07/01/2014,
                    Prerefunded 07/01/1999 @101.50
       1,200,000    Metropolitan Atlanta Rapid                         1,258,140
                    Transit Authority, Georgia
                    Sales Tax Revenue Series L,
                    7.20%, 07/01/2020,
                    Prerefunded 07/01/1999 @102
       3,475,000    Pennsylvania Higher Education                      3,642,043
                    Facilities Authority, College &
                    University Revenue, Hahneman
                    University Project, 7.20%, 07/01/2019,
                    Prerefunded 07/01/1999 @102
       1,650,000    Florida State Turnpike Authority                   1,733,523
                    Revenue, 7.50%, 07/01/2019,
                    Prerefunded 07/01/1999 @102
       1,800,000    Washington Public Power Supply                     1,890,432
                    System Revenue, Nuclear Project
                    No. 1 Series A, 7.50%, 07/01/2015,
                    Prerefunded 07/01/1999 @102
       4,000,000    Maryland State Health & Higher                     4,202,480
                    Educational Facilities Authority
                    Revenue, Good Samaritan Hospital,
                    7.50%, 07/01/2021,
                    Prerefunded 07/01/1999 @102
       3,000,000    Maryland State Second Series,                      3,089,910
                    6.50%, 07/15/2001,
                    Prerefunded 07/15/1999 @100.50
       1,000,000    Kentucky State Property &                          1,024,090
                    Buildings Commission Revenue,
                    Project No. 51, 6.25%, 08/01/1999,
                    Escrowed to Maturity
       1,565,000    South Dakota Student Loan                          1,649,166
                    Assistance Corp., Student
                    Loan Revenue Series B, AMT,
                    7.625%, 08/01/2006,
                    Prerefunded 08/01/1999 @102
       1,350,000    Maryland State Department of                       1,416,015
                    Transportation, 6.70%, 08/15/2005,
                    Prerefunded 08/15/1999 @102
       1,070,000    University of Maryland Auxiliary                   1,132,071
                    Facility System & Tuition Revenue
                    Series A, 7.20%, 10/01/2009,
                    Prerefunded 10/01/1999 @102
       1,000,000    Maryland State Department of                       1,041,690
                    Transportation Second Issue,
                    6.60%, 11/01/2000,
                    Prerefunded 11/01/1999 @100.75
       1,000,000    Maryland State Department of                       1,045,690
                    Transportation Second Issue,
                    6.70%, 11/01/2001,
                    Prerefunded 11/01/1999 @101


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,390,000    Montgomery County Higher                        $  1,490,497
                    Education & Health Authority,
                    Pennsylvania Hospital Revenue
                    Series A, 8.375%, 11/01/2011,
                    Prerefunded 11/01/1999 @102
       2,120,000    Tampa, Florida, Allegheny Health                   2,259,114
                    System, 7.375%, 12/01/2023,
                    Prerefunded 12/01/1999 @102
       4,250,000    Pennsylvania Turnpike Commission                   4,534,708
                    Revenue Series E,
                    7.55%, 12/01/2017,
                    Prerefunded 12/01/1999 @102
       3,880,000    Metropolitan Seattle, Washington                   4,109,036
                    Sewer Revenue Series T,
                    6.875%, 01/01/2031,
                    Prerefunded 01/01/2000 @102
       1,000,000    Salt River Agricultural Improvement &              1,063,530
                    Power District, Arizona Electric
                    Systems Revenue Series A,
                    7.25%, 01/01/2019,
                    Prerefunded 01/01/2000 @102
       4,635,000    Pinellas County Health Facilities                  5,034,815
                    Authority, Florida, Sun Coast
                    Health Systems Revenue,
                    8.50%, 03/01/2020,
                    Prerefunded 03/01/2000 @102
       4,910,000    Maury County Health & Educational                  5,463,357
                    Facilities Board, Tennessee Revenue,
                    Southern Healthcare Heritage
                    Series E, 10.50%, 03/01/2020,
                    Prerefunded 03/01/2000 @102
       6,700,000    Texas National Research Laboratory                 7,166,454
                    Commission, 7.125%, 04/01/2020,
                    Prerefunded 04/01/2000 @102
       1,940,000    Massachusetts Water Resources                      2,082,027
                    Authority Series A, 7.375%, 04/01/2003,
                    Prerefunded 04/01/2000 @102
       1,000,000    Massachusetts Water Resources                      1,075,770
                    Authority Series A, 7.50%,
                    04/01/2016, Prerefunded 04/01/2000 @102
       4,330,000    Massachusetts Water Resources                      4,665,835
                    Authority Series A, 7.625%,
                    04/01/2014, Prerefunded 04/01/2000 @102
       6,680,000    Franklin County, Ohio Hospital                     7,220,345
                    Revenue, 7.60%, 05/15/2020,
                    Prerefunded 05/15/2000 @102
       2,685,000    Austin, Texas Utility Systems                      2,928,422
                    Revenue Combined Series A,
                    9.50%, 05/15/2015,
                    Prerefunded 05/15/2000 @100
          40,000    District of Columbia Series E,                        40,634
                    4.75%, 06/01/2000,
                    Escrowed to Maturity

2      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
          50,000    District of Columbia Series A-3,                $     50,872
                    4.90%, 06/01/2000,
                    Escrowed to Maturity
       1,000,000    Illinois State, 6.70%, 06/01/2003,                 1,067,340
                    Prerefunded 06/01/2000 @102
       1,610,000    Honolulu, Hawaii City & County                     1,714,795
                    Series C, 7.15%, 06/01/2009,
                    Prerefunded 06/01/2000 @101
       4,525,000    Pennsylvania Intergovernmental                     4,701,701
                    Cooperation Authority, Special Tax
                    Revenue, FGIC, 6.00%, 06/15/2000,
                    Escrowed to Maturity
       4,455,000    Delaware Transportation Authority                  4,772,909
                    Systems Revenue, 6.75%, 07/01/2010,
                    Prerefunded 07/01/2000 @102
         795,000    El Paso County, Texas,                               836,761
                    6.80%, 07/01/2000,
                    Escrowed to Maturity
       1,885,000    Washington Public Power Supply                     2,025,715
                    System Revenue, Nuclear Project
                    No. 1 Series A, 7.00%, 07/01/2011,
                    Prerefunded 07/01/2000 @102
       1,265,000    Washington Public Power Supply                     1,359,432
                    System Revenue, Nuclear Project
                    No. 2 Series B, FGIC,
                    7.00%, 07/01/2012,
                    Prerefunded 07/01/2000 @102
      16,020,000    Washington Public Power Supply                    17,215,893
                    System Revenue, Nuclear Project
                    No. 2 Series B, FSA,
                    7.00%, 07/01/2012,
                    Prerefunded 07/01/2000 @102
                    (Notes C, D & E, p. 16)
       1,000,000    New York State Dormitory Authority,                1,086,860
                    City University Systems Series A,
                    7.625%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
       4,605,000    Washington Public Power Supply                     5,006,418
                    System Revenue, Nuclear Project
                    No. 1 Series C, 7.75%, 07/01/2008,
                    Prerefunded 07/01/2000 @102
       3,000,000    New York State Dormitory Authority,                3,270,450
                    City University Systems Series F,
                    7.875%, 07/01/2007,
                    Prerefunded 07/01/2000 @102
       2,405,000    Massachusetts Health & Educational                 2,664,812
                    Facilities Authority Revenue, Goddard
                    Memorial Hospital Issue Series B,
                    9.00%, 07/01/2015,
                    Prerefunded 07/01/2000 @102
         155,000    New York City Series L,                              159,325
                    5.25%, 08/01/2000,
                    Escrowed to Maturity
       1,000,000    Denver City & County, Colorado Airport             1,054,770
                    Revenue Series A, 6.20%, 08/01/2006,
                    Prerefunded 08/01/2000 @101


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,680,000    Minnesota State Infrastructure                  $  1,779,758
                    Development, 7.00%, 08/01/2001,
                    Prerefunded 08/01/2000 @100
       1,330,000    Allegheny County, Pennsylvania                     1,426,930
                    Series C-37, 7.20%, 12/01/2006,
                    Prerefunded 12/01/2000 @100
       3,830,000    New York State Thruway Authority,                  4,021,577
                    Local Highway & Bridge Service
                    Contract Revenue, 6.00%, 01/01/2011,
                    Prerefunded 01/01/2001 @100
       7,290,000    New York State Power Authority                     7,905,568
                    Revenue & General Purpose Series Y,
                    6.75%, 01/01/2018,
                    Prerefunded 01/01/2001 @102
       1,575,000    Fulton County Building Authority,                  1,734,296
                    Georgia Series A, 8.40%, 01/01/2001,
                    Escrowed to Maturity
       1,770,000    Richmond, Virginia Series A,                       1,902,184
                    6.25%, 01/15/2021,
                    Prerefunded 01/15/2001 @102
       1,000,000    University of Maryland Auxiliary                   1,074,610
                    Facility System & Tuition Revenue
                    Series A, 6.20%, 02/01/2006,
                    Prerefunded 02/01/2001 @102
       1,000,000    New York State Local Assistance                    1,097,290
                    Corp. Series C, 7.00%, 04/01/2021,
                    Prerefunded 04/01/2001 @102
          90,000    District of Columbia Series A,                        93,710
                    5.50%, 06/01/2001, Escrowed to Maturity
       1,565,000    Arizona State Transportation Board,                1,697,243
                    Highway Revenue Series A,
                    6.45%, 07/01/2006,
                    Prerefunded 07/01/2001 @101.50
       1,205,000    Arizona State Transportation Board,                1,308,377
                    Highway Revenue Series A,
                    6.50%, 07/01/2011,
                    Prerefunded 07/01/2001 @101.50
       2,790,000    Los Angeles County Transportation                  3,069,223
                    Commission, California Sales Tax
                    Revenue Series A, FGIC,
                    6.75%, 07/01/2018,
                    Prerefunded 07/01/2001 @102
       1,600,000    Washington Public Power Supply                     1,757,776
                    System Revenue Nuclear Project
                    No. 1, Series A, 6.875%, 07/01/2017,
                    Prerefunded 07/01/2001 @102
       1,000,000    South Carolina Public Service                      1,103,220
                    Authority Revenue Series B,
                    7.00%, 07/01/2012,
                    Prerefunded 07/01/2001 @102
       1,265,000    Massachusetts Consolidated Loans                   1,395,573
                    Series D, 7.00%, 07/01/2007,
                    Prerefunded 07/01/2001 @102
       1,900,000    Massachusetts Series B,                            2,075,465
                    AMBAC, 6.50%, 08/01/2011,
                    Prerefunded 08/01/2001 @102

                       Schedule of Investments--Municipal Bond Portfolios      3

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,280,000    New York City Series A,                         $  1,436,710
                    7.75%, 08/15/2015,
                    Prerefunded 08/15/2001 @101.50
       1,375,000    New York City Series A,                            1,543,340
                    7.75%, 08/15/2017,
                    Prerefunded 08/15/2001 @101.50
         350,000    Denver City & County, Colorado                       407,295
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012,
                    Prerefunded 11/15/2001 @102
         505,000    Austin, Texas Utility Systems                        607,737
                    Revenue, MBIA, 9.25%, 11/15/2002,
                    Escrowed to Maturity
       4,970,000    Connecticut State Series A,                        5,426,097
                    5.70%, 03/15/2011,
                    Prerefunded 03/15/2003 @102
         375,000    Metropolitan Pier & Exposition                       408,544
                    Authority, Illinois Dedicated
                    State Tax Revenue, McCormick
                    Place Series A, 5.90%, 06/15/2003,
                    Escrowed to Maturity
         740,000    Grapevine-Colleyville Independent                    858,659
                    School District, Texas Series A,
                    AMBAC, 7.50%, 08/15/2003,
                    Escrowed to Maturity
       1,045,000    District of Columbia Series B,                     1,166,492
                    6.00%, 06/01/2007,
                    Prerefunded 06/01/2004 @102
         700,000    Metropolitan Pier & Exposition                       774,977
                    Authority, Illinois Dedicated
                    State Tax Revenue, McCormick
                    Place Series A, 5.70%, 06/15/2005,
                    Prerefunded 06/15/2004 @102
       2,330,000    Fulton County Building Authority,                  2,950,246
                    Georgia Series A, 8.75%, 01/01/2005,
                    Escrowed to Maturity
       1,000,000    Illinois Educational Facilities                    1,207,030
                    Authority Revenue, Loyola
                    University, Chicago Series A,
                    7.00%, 07/01/2007,
                    Escrowed to Maturity
       2,125,000    Mississippi State, 6.20%, 02/01/2008,              2,409,538
                    Escrowed to Maturity
         235,000    Palm Beach County, Florida Solid                     274,182
                    Waste Authority Revenue Series A,
                    AMBAC, 6.00%, 10/01/2009,
                    Escrowed to Maturity
       2,755,000    Tarrant County, Texas Health                       2,851,756
                    Facilities Development Corp.,
                    Harris Methodist Health Systems
                    Series A, 5.125%, 09/01/2012,
                    Escrowed to Maturity
       4,100,000    North Carolina Municipal Power                     4,545,588
                    Agency No. 1, Catawba Electric
                    Revenue, 5.50%, 01/01/2013,
                    Escrowed to Maturity


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,045,000    Retama Development Corporation,                 $  2,973,839
                    Texas, Special Facilities Revenue,
                    Retama Racetrack, 8.75%, 12/15/2013,
                    Escrowed to Maturity
         150,000    Florida State Board of Education                     215,333
                    Capital Outlay, 9.125%, 06/01/2014,
                    Escrowed to Maturity
       3,860,000    Retama Development Corporation,                    5,663,276
                    Texas, Special Facilities Revenue,
                    Retama Racetrack, 8.75%, 12/15/2014,
                    Escrowed to Maturity
       1,125,000    Retama Development Corporation,                    1,663,335
                    Texas, Special Facilities Revenue,
                    Retama Racetrack, 8.75%, 12/15/2015,
                    Escrowed to Maturity
       3,000,000    Austin, Texas Utility Systems Revenue              3,318,090
                    Series A, 8.00%, 11/15/2016,
                    Escrowed to Maturity
       1,000,000    Bell County Health Facilities                      1,205,310
                    Development Corp., Texas,
                    Lutheran General Health Care
                    Systems, 6.50%, 07/01/2019,
                    Escrowed to Maturity
       4,940,000    Rhode Island Depositors Economic                   5,616,632
                    Protection Corp. Series A, FSA,
                    5.75%, 08/01/2019,
                    Escrowed to Maturity
       1,500,000    Rhode Island Depositors Economic                   1,658,205
                    Protection Corp. Series A, FSA,
                    5.50%, 08/01/2020,
                    Escrowed to Maturity
       5,780,000    Rhode Island Depositors Economic                   7,110,614
                    Protection Corp. Series A,
                    6.375%, 08/01/2022,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed (Cost $215,749,234)                       223,538,634
                                                                    ------------
--------------------------------------------------------------------------------
INSURED:                                                                  32.86%
--------------------------------------------------------------------------------
       1,480,000    Arizona State Certificates of                      1,482,294
                    Participation Series A, AMBAC,
                    5.45%, 11/01/1998
       1,165,000    Massachusetts Consolidated Loans                   1,179,714
                    Series A, FGIC, 7.20%, 02/01/1999
       1,070,000    New Jersey Wastewater Series C,                    1,089,217
                    MBIA, 6.25%, 05/15/1999
       1,000,000    Rhode Island Convention Center                     1,033,360
                    Authority Revenue Series A,
                    MBIA, 8.90%, 05/15/1999
       1,880,000    Platte River Power Authority,                      1,901,940
                    Colorado Power Revenue Series DD,
                    MBIA, 5.00%, 06/01/1999
       7,700,000    Pennsylvania Intergovernmental                     7,828,590
                    Cooperation Authority, Special Tax
                    Revenue, FGIC, 5.75%, 06/15/1999

4      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,200,000    Minnesota State Series A, AMBAC,                $  3,240,256
                    5.00%, 06/30/1999
       4,350,000    North Slope Boro, Alaska Series B,                 4,434,390
                    FSA, 6.10%, 06/30/1999
       3,520,000    Wisconsin State Transportation                     3,564,950
                    Revenue, FGIC, 5.00%, 07/01/1999
       1,610,000    Dade County, Florida Sales Tax                     1,637,821
                    Revenue, AMBAC,
                    5.00%, 10/01/1999
       2,000,000    Wilmington, Delaware Series A,                     2,032,600
                    MBIA, 5.00%, 10/01/1999
       3,210,000    Dade County, Florida Aviation                      3,265,469
                    Revenue Series C, AMBAC,
                    5.00%, 10/01/1999
       1,855,000    Wichita, Kansas Water & Sewer                      1,911,726
                    Utility Revenue, FGIC,
                    6.50%, 10/01/1999
       1,450,000    Montgomery County, Ohio Solid                      1,474,955
                    Waste Revenue, MBIA,
                    5.00%, 11/01/1999
       1,000,000    Michigan State Trunk Line Series B,                1,015,120
                    FGIC, 4.70%, 11/15/1999
       3,600,000    South Dakota State Building                        3,677,616
                    Authority, Lease Revenue Series A,
                    AMBAC, 5.15%, 12/01/1999
       6,780,000    Inland Protection Financing                        6,860,343
                    Corp., Florida Special Obligation
                    Revenue, FSA, 4.50%, 01/01/2000
       1,420,000    Chatham County Hospital                            1,444,665
                    Authority, Georgia Revenue,
                    Memorial Medical Center Series A,
                    AMBAC, 5.00%, 01/01/2000
       7,820,000    Chicago, Illinois O'Hare International             7,991,336
                    Airport Revenue, Senior Lien Series A,
                    AMBAC, AMT, 5.50%, 01/01/2000
       1,175,000    Chicago, Illinois Motor Fuel Tax                   1,217,688
                    Revenue, AMBAC,
                    6.60%, 01/01/2000
       1,000,000    New Haven, Connecticut, FGIC,                      1,019,730
                    5.00%, 02/15/2000
       2,265,000    Plano Independent School                           2,314,105
                    District, Texas, PSF Guaranteed,
                    5.25%, 02/15/2000
       5,365,000    Hawaii State Series CO, FGIC,                      5,483,620
                    5.25%, 03/01/2000
       1,050,000    Massachusetts Consolidated Loans                   1,090,856
                    Series B, FGIC, 7.30%, 04/01/2000
       2,340,000    Clemson University, South                          2,380,599
                    Carolina University Revenue
                    Series A, AMBAC,
                    4.625%, 05/01/2000
       1,000,000    Averill Park Central School                        1,025,590
                    District, New York, FGIC,
                    5.25%, 05/01/2000


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,200,000    Plano, Texas Waterworks & Sewer                 $  1,261,284
                    Revenue, AMBAC, 6.90%, 05/01/2000
       4,295,000    Clark County School District, Nevada,              4,594,018
                    FGIC, 8.25%, 05/01/2000
       1,335,000    Jonesboro, Arkansas Sales & Use                    1,359,404
                    Tax, FSA, 4.75%, 05/15/2000
       2,035,000    Philadelphia Hospital & Higher                     2,078,488
                    Education Facilities Authority,
                    Pennsylvania, Jefferson Health
                    Systems Revenue Series A, AMBAC,
                    5.00%, 05/15/2000
       1,130,000    District of Columbia Series E,                     1,148,837
                    FGIC, 4.75%, 06/01/2000
       3,325,000    Platte River Power Authority,                      3,402,772
                    Colorado Power Revenue Series DD,
                    MBIA, 5.00%, 06/01/2000
       2,400,000    Minnesota State Revenue Series A,                  2,457,960
                    AMBAC, 5.00%, 06/30/2000
       1,000,000    Alaska Student Loan Corp.,                         1,022,130
                    Student Loan Revenue Series A,
                    AMBAC, AMT, 5.375%, 07/01/2000
       3,000,000    Arizona State Transportation Board                 3,098,640
                    Excise Tax Revenue, AMBAC,
                    5.50%, 07/01/2000
       6,110,000    Intermountain Power Agency, Utah                   6,361,976
                    Power Supply Revenue Series C,
                    MBIA, 6.00%, 07/01/2000
       1,350,000    Dade County School Board, Florida                  1,383,939
                    Certificates of Participation
                    Series B, AMBAC,
                    5.00%, 08/01/2000
       4,000,000    Massachusetts State Series A, FSA,                 4,106,240
                    5.00%, 08/01/2000
       4,220,000    Osceola County, Florida Capital                    4,296,213
                    Improvements Revenue, MBIA,
                    4.50%, 09/01/2000
      20,300,000    New Jersey State Transit Corp.,                   20,699,504
                    Capital Grant Anticipation Notes
                    Series A, FSA, 5.00%, 09/01/2000
                    (Note F, p. 16)
      11,210,000    New Jersey State Educational                      11,532,175
                    Facilities Authority, Higher Education
                    Facilities Trust Fund Series A,
                    AMBAC, 5.125%, 09/01/2000
                    (Note G, p. 16)
       1,070,000    Metropolitan Washington Airport                    1,101,929
                    Authority, D.C. Revenue Series B,
                    FGIC, AMT, 5.25%, 10/01/2000
       1,530,000    Dade County, Florida Aviation                      1,576,252
                    Revenue, Miami International
                    Airport Series A, FSA, AMT,
                    5.25%, 10/01/2000
       1,015,000    Wichita, Kansas Water & Sewer                      1,072,408
                    Utility Revenue, FGIC,
                    6.50%, 10/01/2000

                       Schedule of Investments--Municipal Bond Portfolios      5

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,000,000    Dade County, Florida, FGIC,                     $  2,323,020
                    12.00%, 10/01/2000
       1,235,000    Indiana Health Facility Financing                  1,267,209
                    Authority Hospital Revenue,
                    Sisters of St. Francis Health
                    Series A, MBIA, 5.00%, 11/01/2000
       1,030,000    Northglenn, Colorado Water                         1,032,318
                    Utility Series A, MBIA,
                    6.60%, 11/01/2000
       2,395,000    Jonesboro, Arkansas Sales &                        2,451,905
                    Use Tax, FSA, 4.75%, 11/15/2000
       2,275,000    Clark County Public Utility                        2,437,526
                    District No. 1, Washington
                    Electric Revenue, FGIC,
                    7.10%, 01/01/2001
       1,000,000    Humble Independent School                          1,086,260
                    District, Texas, PSF Guaranteed,
                    7.625%, 02/01/2001
       1,225,000    Southeastern Pennsylvania                          1,269,137
                    Transportation Authority,
                    Pennsylvania Special Revenue,
                    FGIC, 5.25%, 03/01/2001
       2,660,000    Board of Regents, Texas State                      2,714,237
                    University Systems Revenue Series A,
                    FSA, 4.50%, 03/15/2001
       1,000,000    Phoenix, Arizona Airport Revenue                   1,052,420
                    Series A, MBIA, 5.65%, 07/01/2001
       1,000,000    Louisiana State Series A, FGIC,                    1,062,970
                    6.00%, 08/01/2001
       1,475,000    Tennessee Energy Acquisition                       1,517,539
                    Corp., Gas Revenue Series B, AMBAC,
                    4.625%, 09/01/2001
       1,000,000    Orlando, Florida Waste Water                         937,700
                    Systems Revenue Series A,
                    Variable Rate CPI Bond, MBIA,
                    3.125%, 10/01/2002
         595,000    Austin, Texas Utility Systems                        717,052
                    Revenue, MBIA, 9.25%, 11/15/2002
         180,000    Grapevine-Colleyville Independent                    208,688
                    School District, Texas, AMBAC,
                    7.50%, 08/15/2003
       1,130,000    Niagara Frontier Authority,                        1,229,485
                    New York Airport Revenue, Greater
                    Buffalo International Airport,
                    AMBAC, AMT, 5.75%, 04/01/2004
       1,000,000    District of Columbia Series B-3,                   1,058,590
                    MBIA, 5.20%, 06/01/2004
         800,000    Metropolitan Pier & Exposition                       880,120
                    Authority, Illinois Dedicated
                    State Tax Revenue, McCormick
                    Place Series A, MBIA,
                    5.70%, 06/15/2005
       1,000,000    Utah State Board of Regents,                       1,074,740
                    Student Loan Revenue Series J,
                    AMBAC, AMT, 6.00%, 05/01/2006


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       4,700,000    Lansing, Michigan Sewage Disposal               $  4,760,724
                    System Revenue, MBIA,
                    7.625%, 05/01/2006
       1,340,000    Arlington, Texas Waterworks &                      1,510,448
                    Sewer Revenue, AMBAC,
                    6.00%, 06/01/2006
       2,095,000    Virginia Port Authority                            2,349,144
                    Facilities Revenue, MBIA, AMT,
                    6.00%, 07/01/2006
       2,200,000    Clark County Public Utility                        2,402,114
                    District No.1, Washington
                    Electric Revenue, AMBAC,
                    5.50%, 01/01/2007
       4,485,000    Cleveland, Ohio Waterworks                         4,923,229
                    Revenue Series G, MBIA,
                    5.50%, 01/01/2007
       4,775,000    Chicago, Illinois, FGIC,                           5,231,108
                    5.50%, 01/01/2007
       6,110,000    Chicago, Illinois O'Hare International             6,805,807
                    Airport Revenue, Second Lien-Series A,
                    AMBAC, AMT, 6.00%, 01/01/2007
       1,000,000    Prince Georges County, Maryland                    1,142,100
                    Consolidated Public Improvement
                    Series A, MBIA, 6.00%, 03/15/2007
       2,000,000    Walled Lake Consolidated School                    2,280,020
                    District, Michigan, MBIA,
                    6.00%, 05/01/2007
       1,715,000    Northeast Hospital Authority, Texas,               1,905,331
                    Northeast Medical Center Hospital
                    Revenue, FSA, 5.75%, 05/15/2007
       7,095,000    District of Columbia Series B,                     7,885,454
                    MBIA, 6.00%, 06/01/2007
       2,425,000    Philadelphia, Pennsylvania                         2,762,754
                    Airport Revenue Series A, FGIC,
                    6.00%, 06/15/2007
       1,200,000    Philadelphia, Pennsylvania                         1,353,096
                    Airport Revenue Series B, FGIC,
                    AMT, 6.00%, 06/15/2007
       1,105,000    Delaware Transportation Authority                  1,259,556
                    Systems Revenue, AMBAC,
                    6.00%, 07/01/2007
       1,650,000    Maricopa County School District                    1,891,247
                    No. 4, Arizona Series D, FGIC,
                    6.00%, 07/01/2007
       2,030,000    MTA, New York Commuter Facilities                  2,318,747
                    Revenue Series C-1, FGIC,
                    6.00%, 07/01/2007
       2,775,000    Washington Public Power Supply                     3,132,670
                    System Revenue, Nuclear Project
                    No.1 Series A, AMBAC,
                    6.00%, 07/01/2007
       4,610,000    Detroit, Michigan Sewage Disposal                  5,229,446
                    Revenue Series A, MBIA,
                    6.00%, 07/01/2007

6      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Cook County, Illinois, MBIA,                    $  1,234,890
                    7.25%, 11/01/2007
       1,965,000    Connecticut State Resource Recovery                2,217,306
                    Authority, Mid-Connecticut Systems
                    Series A, MBIA, 5.75%, 11/15/2007
       1,400,000    Massachusetts Consolidated Loans                   1,484,070
                    Series A, MBIA, 5.00%, 01/01/2008
       2,270,000    Clark County Public Utility                        2,492,074
                    District No.1, Washington
                    Electric Revenue, AMBAC,
                    5.50%, 01/01/2008
       1,465,000    Sangamon County School District                    1,599,311
                    No. 186, Illinois, FGIC,
                    5.55%, 01/01/2008
       5,240,000    Chicago, Illinois Series A, AMBAC,                 5,847,735
                    5.75%, 01/01/2008
       1,000,000    Berkley City School District, Michigan,            1,212,500
                    FGIC, 7.00%, 01/01/2008
       1,000,000    Memphis-Shelby County Airport                      1,128,170
                    Authority, Tennessee Revenue
                    Series A, MBIA, AMT,
                    6.00%, 02/15/2008
       1,875,000    Port Arthur Navigation                             2,142,769
                    District, Texas, AMBAC,
                    6.00%, 03/01/2008
       3,875,000    Regional Transportation Authority,                 4,310,899
                    Illinois Series A,
                    AMBAC, 6.00%, 06/01/2008
       1,095,000    Haverhill, Massachusetts, FGIC,                    1,251,760
                    6.00%, 06/15/2008
       2,000,000    Intermountain Power Agency, Utah                   2,366,180
                    Power Supply Revenue Series A,
                    AMBAC, 6.50%, 07/01/2008
       4,140,000    Metropolitan Washington Airport                    4,524,358
                    Authority, D.C. Revenue Series A,
                    MBIA, AMT, 5.80%, 10/01/2008
       1,265,000    Emerald Peoples Utility District,                  1,595,431
                    Oregon, FGIC, 7.35%, 11/01/2008
       1,570,000    Hot Springs, Arkansas Sales & Use                  1,598,150
                    Tax, Civic Center Project, FSA,
                    4.95%, 12/01/2008
       4,200,000    Port Authority of New York & New                   4,886,700
                    Jersey Special Obligation Revenue,
                    JFK International Airport Terminal 6,
                    MBIA, AMT, 6.25%, 12/01/2008
       2,750,000    Indianapolis, Indiana Resource                     3,307,040
                    Recovery Revenue, Ogden Martin
                    System Inc. Project, AMBAC,
                    6.75%, 12/01/2008
       1,415,000    Greater Detroit Resource Recovery                  1,644,414
                    Authority, Michigan Series B,
                    AMBAC, 6.25%, 12/13/2008
       1,675,000    Chicago, Illinois O'Hare                           1,890,623
                    International Airport Revenue,
                    Second Lien-Series C, MBIA,
                    5.75%, 01/01/2009


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       4,000,000    Massachusetts Bay Transportation                $  4,441,680
                    Authority Series A, MBIA,
                    5.50%, 03/01/2009
       1,000,000    Middlesex County Utilities                         1,067,130
                    Authority, New Jersey Sewer
                    Revenue Series A, FGIC,
                    5.15%, 03/15/2009
       3,495,000    Ohio State Public Facilities                       3,701,694
                    Commission, Higher Education
                    Capital Facilities Series A,
                    AMBAC, 5.25%, 05/01/2009
      10,000,000    Intermountain Power Agency, Utah                  11,999,600
                    Power Supply Revenue Series B,
                    MBIA, 6.50%, 07/01/2009
       1,530,000    Texas Municipal Power Agency                       1,655,414
                    Revenue, MBIA, 5.25%, 09/01/2009
       1,000,000    Anchorage, Alaska, FGIC,                           1,159,050
                    6.00%, 10/01/2009
       1,765,000    Palm Beach County Solid Waste                      2,042,334
                    Authority, Florida Revenue Series A,
                    AMBAC, 6.00%, 10/01/2009
       5,000,000    Connecticut State Resource                         5,438,950
                    Recovery Authority Series A, MBIA,
                    5.375%, 11/15/2009
       1,000,000    Providence Public Building                         1,068,810
                    Authority, Rhode Island Series A,
                    FSA, 5.10%, 12/15/2009
       1,890,000    Chicago, Illinois O'Hare                           2,003,343
                    International Airport Revenue,
                    Second Lien-Series C, MBIA,
                    5.00%, 01/01/2010
       1,000,000    Memphis-Shelby County Airport                      1,161,030
                    Authority, Tennessee Revenue
                    Series A, MBIA, AMT,
                    6.25%, 02/15/2010
       1,065,000    Detroit City School District,                      1,275,732
                    Michigan Series A, AMBAC,
                    6.50%, 05/01/2010
       1,000,000    Detroit, Michigan Water Supply                     1,106,330
                    System Revenue Series B, MBIA,
                    5.40%, 07/01/2010
       2,510,000    Detroit, Michigan Sewer Disposal                   2,915,014
                    Revenue Series B, MBIA,
                    6.00%, 07/01/2010
       1,000,000    Warren Township School Building                    1,069,990
                    Corp., Indiana, FSA,
                    5.25%, 07/05/2010
       1,945,000    Indianapolis, Indiana Gas Utility                  2,069,597
                    Revenue, Distribution Systems
                    Series A, AMBAC,
                    5.25%, 08/15/2010
       1,500,000    Brownsville, Texas Utility System                  1,770,255
                    Revenue, AMBAC, 6.25%, 09/01/2010
       2,065,000    Broward County, Florida Airport                    2,198,296
                    Systems Revenue Series E, MBIA,
                    AMT, 5.25%, 10/01/2010

                       Schedule of Investments--Municipal Bond Portfolios      7

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       5,000,000    Connecticut State Resource                      $  5,438,950
                    Recovery Authority Series A, MBIA,
                    5.375%, 11/15/2010
       1,000,000    Bexar County Health Facilities                     1,154,010
                    Development Corp., Texas Baptist
                    Health Systems Series A, MBIA,
                    6.00%, 11/15/2010
       3,350,000    Nebraska Public Power District                     3,578,537
                    Revenue Series A, MBIA,
                    5.25%, 01/01/2011
       1,190,000    Amarillo Health Facilities Corp.,                  1,298,623
                    Texas, Baptist St. Anthony's
                    Hospital Corp., FSA,
                    5.50%, 01/01/2011
       2,495,000    Iron County School District, Utah                  2,837,139
                    School Bond Guarantee,
                    5.75%, 01/15/2011
       1,000,000    Amarillo Junior College District,                  1,036,980
                    Texas, FGIC, 5.125%, 02/15/2011
       1,605,000    Arizona Water Infrastructure                       1,710,689
                    Finance Authority Revenue, Water
                    Quality Financial Assistance
                    Series A, MBIA, 5.25%, 07/01/2011
       5,000,000    Intermountain Power Agency, Utah                   5,301,200
                    Power Supply Revenue Series A,
                    MBIA, 5.25%, 07/01/2011
                    (Note H, p. 16)
       3,165,000    Spotsylvania County, Virginia,                     3,515,397
                    FSA, 5.50%, 07/15/2011
       3,015,000    Clayton County Hospital Authority,                 3,230,241
                    Georgia Revenue Anticipation
                    Certificates, Southern Regional Medical
                    Center Project Series A, MBIA,
                    5.25%, 08/01/2011
       2,000,000    Indianapolis, Indiana Gas Utility                  2,110,140
                    Revenue Distribution Systems
                    Series A, AMBAC,
                    5.25%, 08/15/2011
       1,275,000    Brownsville, Texas Utility                         1,508,083
                    Systems Revenue, AMBAC,
                    6.25%, 09/01/2011
       1,025,000    Goose Creek Independent School                     1,050,174
                    District, Texas, PSF Guaranteed,
                    5.00%, 02/15/2012
       1,000,000    Amarillo Junior College District,                  1,031,390
                    Texas, FGIC, 5.125%, 02/15/2012
       1,000,000    St. Louis Board of Education,                      1,101,360
                    Missouri Series A, FGIC,
                    5.50%, 04/01/2012
       1,035,000    Massachusetts Consolidated Loans                   1,144,099
                    Series B, FGIC, 5.50%, 06/01/2012
       1,840,000    East Chicago Multi-School                          1,962,029
                    Building Corp., Indiana, AMBAC,
                    5.40%, 07/15/2012
       2,655,000    Spotsylvania County, Virginia,                     2,933,855
                    FSA, 5.50%, 07/15/2012


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,035,000    Wallenpaupack Area School                       $  3,213,063
                    District, Pennsylvania Series A,
                    FGIC, 5.25%, 11/15/2012
       1,150,000    Bell County Health Facilities                      1,229,994
                    Development Corp., Texas Revenue,
                    Cook Children's Hospital
                    Refunding & Improvement, FSA,
                    5.375%, 12/01/2012
       3,500,000    Northern Colorado Water                            4,105,990
                    Conservancy District, Municipal
                    Sub-District Revenue Series F,
                    AMBAC, 6.50%, 12/01/2012
       3,000,000    Chicago, Illinois, FSA,                            3,299,370
                    5.50%, 01/01/2013
       1,195,000    New York State Dormitory                           1,255,814
                    Authority, Mental Health Services
                    Facilities Improvement Series D,
                    MBIA, 5.25%, 02/15/2013
       1,035,000    Sacramento Municipal Utility                       1,269,438
                    District, California Series G,
                    MBIA, 6.50%, 09/01/2013
       2,445,000    Sunrise, Florida Utility Systems                   2,712,287
                    Revenue, AMBAC,
                    5.50%, 10/01/2013
       1,070,000    Illinois Health Facilities                         1,122,098
                    Authority Revenue, Hospital
                    Sisters Services Inc. Series A,
                    MBIA, 5.375%, 06/01/2014
       5,735,000    Clark County, Nevada Flood                         5,891,967
                    Control, FGIC, 5.00%, 11/01/2014
       3,980,000    Regional Transportation Authority, Illinois,       4,569,836
                    FGIC, 6.00%, 06/01/2016
       1,000,000    Massachusetts Water                                1,106,010
                    Resources Authority, General
                    Series B, FSA, 5.50%, 08/01/2016
       6,225,000    Volusia County, Florida Sales Tax                  6,319,433
                    Revenue Subordinated Lien, MBIA,
                    5.00%, 10/01/2016 (Note H, p. 16)
       3,315,000    District of Columbia Water &                       3,851,997
                    Sewer Authority, Public Utility
                    Revenue, FSA, 6.00%, 10/01/2016
       2,325,000    Regional Transportation Authority, Illinois,       2,675,540
                    FGIC, 6.00%, 06/01/2017
       1,760,000    Clark County, Nevada Series A,                     2,155,542
                    AMBAC, 6.50%, 06/01/2017
       2,865,000    New York State Dormitory                           3,352,652
                    Authority, New York University
                    Series A, MBIA, 6.00%, 07/01/2018
      17,055,000    Long Island Power Authority,                      17,204,061
                    New York Electric Systems Revenue,
                    General Series A, FSA,
                    5.00%, 12/01/2018 (Note I, p. 16)
       9,420,000    Illinois Development Finance                       8,766,910
                    Authority, Adventist Health
                    Systems Series B, Variable Rate
                    CPI Bond, MBIA, 3.223%, 01/01/2019

8      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,005,000    Regional Transportation                         $  1,354,871
                    Authority, Illinois Series C,
                    FGIC, 7.75%, 06/01/2020
       3,135,000    Illinois State Dedicated Tax                       3,732,061
                    Revenue, AMBAC,
                    6.25%, 12/15/2020
       3,980,000    McGee-Creek Authority, Oklahoma                    4,678,570
                    Water Revenue, MBIA,
                    6.00%, 01/01/2023
       2,420,000    New York State Energy Research &                   2,546,929
                    Development Authority, Electric
                    Facilities Revenue, Consolidated
                    Edison Co. New York Inc. Series A,
                    MBIA, AMT, 7.50%, 01/01/2026
       4,650,000    Delaware Valley Regional Finance                   4,413,641
                    Authority, Pennsylvania Local
                    Government Revenue Series A,
                    Variable Rate CPI Bond, AMBAC,
                    3.629%, 07/01/2027
                                                                    ------------
Total Insured (Cost $434,097,793)                                    455,266,229
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            34.76%
--------------------------------------------------------------------------------
State General Obligations: 14.70%
       2,085,000    District of Columbia Series C,                     2,088,503
                    4.90%, 12/01/1998
       6,845,000    District of Columbia Series B,                     6,858,690
                    4.50%, 06/01/1999
         215,000    Massachusetts Turnpike                               217,369
                    Authority Series A,
                    5.00%, 06/01/1999
       2,375,000    Utah State,                                        2,393,288
                    4.40%, 07/01/1999
       3,565,000    South Carolina State Capital                       3,608,706
                    Improvements Series A,
                    5.00%, 07/01/1999
       6,575,000    Washington State Series R-97-B,                    6,646,931
                    5.00%, 07/01/1999
       1,000,000    Georgia State Series B,                            1,033,650
                    8.00%, 07/01/1999
       1,750,000    New Jersey State Series E,                         1,773,118
                    5.00%, 07/15/1999
       2,960,000    Maryland State Third Series,                       3,020,917
                    6.00%, 07/15/1999
       4,025,000    Minnesota State,                                   4,114,515
                    6.00%, 08/01/1999
       2,275,000    Rhode Island State Series A,                       2,333,013
                    6.60%, 08/01/1999
       4,305,000    Washington State Series R-92-C,                    4,378,745
                    5.30%, 09/01/1999
       2,625,000    Texas State Series A,                              2,744,568
                    8.00%, 10/01/1999
       4,665,000    Florida State Board of Education                   4,721,400
                    Capital Outlay Series A,
                    4.50%, 01/01/2000


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,315,000    Delaware State Series A,                        $  2,344,563
                    4.50%, 02/01/2000
       2,870,000    Maryland State First Series,                       2,907,855
                    6.75%, 03/01/2000
       3,685,000    New Jersey State,                                  3,872,714
                    7.00%, 04/01/2000
       5,480,000    Wisconsin State Series A,                          5,559,624
                    4.50%, 05/01/2000
       1,000,000    Tennessee State Series A,                          1,023,810
                    5.00%, 05/01/2000
       4,280,000    Tennessee State Series B,                          4,381,907
                    5.00%, 05/01/2000
       2,390,000    Minnesota State,                                   2,430,343
                    4.50%, 06/01/2000
         950,000    District of Columbia Series A-3,                     959,719
                    4.90%, 06/01/2000
       3,890,000    Georgia State Environmental                        3,954,885
                    Facilities Authority Revenue,
                    Guaranteed Water & Waste Water
                    Loan, 4.50%, 07/01/2000
       2,580,000    South Carolina State Capital                       2,630,542
                    Improvement Series A,
                    4.50%, 08/01/2000
       1,890,000    Maryland State & Local Facilities                  1,933,621
                    Loan Second Series,
                    4.75%, 08/01/2000
       9,635,000    Massachusetts Series A,                            9,882,330
                    5.00%, 08/01/2000
       1,000,000    Georgia State Series D,                            1,053,180
                    6.50%, 08/01/2000
      23,350,000    Minnesota State,                                  24,082,956
                    4.75%, 06/01/2001 (Note J, p. 16)
       1,130,000    District of Columbia Series A,                     1,162,194
                    5.50%, 06/01/2001
       1,000,000    Massachusetts Consolidated Loans                   1,074,380
                    Series D, 6.50%, 07/01/2001
       2,000,000    District of Columbia Series A,                     2,096,700
                    5.90%, 06/01/2002
       5,600,000    Utah State,                                        5,962,712
                    5.50%, 07/01/2002
       1,090,000    California State,                                  1,234,469
                    7.00%, 03/01/2003
       2,300,000    California State,                                  2,661,353
                    7.00%, 03/01/2004
       1,165,000    California State,                                  1,358,938
                    7.10%, 05/01/2004
       1,500,000    Massachusetts Bay Transportation                   1,705,425
                    Authority Series C,
                    6.00%, 03/01/2007
       3,715,000    Connecticut State Series C,                        4,128,517
                    5.50%, 08/01/2007
       5,180,000    Georgia State Series C,                            6,085,205
                    6.25%, 08/01/2007
       8,305,000    Connecticut State Series D,                        9,258,496
                    5.50%, 12/01/2007

                       Schedule of Investments--Municipal Bond Portfolios      9

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,940,000    Hawaii State Series CC,                         $  2,063,268
                    5.125%, 02/01/2008
       7,250,000    Massachusetts Series A,                            7,689,495
                    5.25%, 02/01/2008
       2,600,000    Georgia State Series A,                            3,060,382
                    6.25%, 04/01/2008
       1,000,000    California State,                                  1,244,260
                    7.20%, 05/01/2008
       1,670,000    Georgia State Series D,                            2,034,678
                    6.70%, 08/01/2008
       1,000,000    South Carolina State Series A,                     1,064,870
                    5.00%, 03/01/2009
       2,225,000    Massachusetts Bay Transportation                   2,526,265
                    Authority Series A,
                    5.75%, 03/01/2010
       1,000,000    Texas State Student Loan                           1,001,850
                    Revenue, AMT,
                    5.00%, 08/01/2010
       1,490,000    Georgia State Series C,                            1,779,924
                    6.25%, 08/01/2010
       2,785,000    Massachusetts Consolidated                         2,985,520
                    Loan Series C,
                    5.25%, 08/01/2011
       3,775,000    Massachusetts Bay Transportation                   4,189,571
                    Authority Series A,
                    5.50%, 03/01/2012
       1,000,000    Georgia State Series B,                            1,167,340
                    6.00%, 03/01/2012
       9,500,000    Florida State Board of Education                   9,973,005
                    Capital Outlay, Public Education
                    Series C, 5.125%, 06/01/2013
                    (Note H, p. 16)
      11,145,000    Florida State Board of Education                  11,632,816
                    Capital Outlay, Public Education
                    Series C, 5.125%, 06/01/2014
                    (Note H, p. 16)
         990,000    Florida State Board of Education,                  1,446,222
                    9.125%, 06/01/2014
                                                                    ------------
Total State General Obligations (Cost $196,973,943)                  203,539,317
                                                                    ------------
Local General Obligations: 8.72%
       1,020,000    Du Page County Forest Preserve                     1,022,989
                    District, Illinois, 7.40%, 11/01/1998
       1,245,000    Chicago, Illinois,                                 1,268,630
                    11.50%, 01/01/1999
       3,140,000    Jordan School District, Utah,                      3,178,151
                    5.00%, 06/15/1999
       1,000,000    Montgomery County, Maryland                        1,013,860
                    Series A, 5.10%, 07/01/1999
       1,000,000    Dallas County, Texas Series B,                     1,022,950
                    6.00%, 08/15/1999
       1,000,000    Montgomery County, Maryland                        1,035,880
                    Series B, 6.875%, 10/01/1999
       1,025,000    Harris County Flood Control District,              1,063,038
                    Texas Series A, 7.125%, 10/01/1999


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    King County, Washington Series A,               $  1,063,440
                    9.00%, 12/01/1999
       1,000,000    Denver City & County School                        1,071,240
                    District No. 1, Colorado Series B,
                    10.00%, 12/01/1999
       6,255,000    King County, Washington Refunding                  6,379,349
                    Sewer Series C,
                    5.25%, 01/01/2000
       1,455,000    Tulsa Independent School District                  1,482,136
                    No. 1, Oklahoma,
                    5.00%, 02/01/2000
       2,000,000    Broward County School District,                    2,062,000
                    Florida, 6.75%, 02/15/2000
       1,525,000    Seattle, Washington Limited Tax                    1,543,803
                    Series B, 4.50%, 03/01/2000
       1,885,000    Knox County, Tennessee,                            1,910,843
                    4.50%, 03/01/2000
       2,200,000    Richmond County Board of                           2,227,434
                    Education, Georgia,
                    4.50%, 03/01/2000
       1,075,000    Shelby County, Tennessee Series B,                 1,098,500
                    5.10%, 03/01/2000
       1,525,000    Washington Suburban Sanitation                     1,562,149
                    District, Maryland,
                    5.00%, 06/01/2000
       2,785,000    Jordan School District, Utah,                      2,849,779
                    5.00%, 06/15/2000
       1,860,000    Columbus, Ohio Limited Tax                         1,920,896
                    Series 1, 5.50%, 06/15/2000
       2,725,000    Stamford, Connecticut,                             2,777,565
                    4.50%, 07/15/2000
         945,000    New York City Series L,                              971,205
                    5.25%, 08/01/2000
       1,000,000    Morris County, New Jersey General                  1,018,190
                    Improvements,
                    4.50%, 08/15/2000
       1,160,000    King County, Washington Public                     1,184,638
                    Transportation Sales Tax Series A,
                    4.625%, 12/01/2000
       1,785,000    Harford County, Maryland,                          1,840,799
                    5.00%, 12/01/2000
       3,815,000    Cobb County, Georgia School                        4,021,353
                    District, 6.00%, 02/01/2001
       2,310,000    Dallas, Texas Equipment                            2,372,693
                    Acquisition Contractual
                    Obligation, 4.75%, 02/15/2001
       1,125,000    Richmond County Board of                           1,147,579
                    Education, Georgia,
                    4.50%, 03/01/2001
       2,960,000    Winston-Salem, North Carolina,                     3,350,217
                    8.875%, 06/01/2001
       2,495,000    Baltimore County, Maryland                         2,558,847
                    Consolidated Public Improvement,
                    4.50%, 07/01/2001

10      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,145,000    Pima County, Arizona,                           $  1,231,024
                    6.55%, 07/01/2001
       2,160,000    Montgomery County, Maryland,                       2,512,598
                    8.60%, 05/01/2002
       2,000,000    New York City Series G,                            2,131,960
                    5.70%, 02/01/2003
       2,165,000    Philadelphia Authority for                         2,231,877
                    Industrial Development,
                    Pennsylvania, Gallery II Garage
                    Project, 6.125%, 02/15/2003
       3,420,000    Pennsylvania Convention &                          3,661,315
                    Exhibition Center Authority
                    Revenue Series A,
                    6.25%, 09/01/2004
       3,660,000    New York City Series I,                            4,132,360
                    6.25%, 04/15/2006
       1,455,000    Montgomery County, Maryland                        1,634,256
                    Series A, 5.75%, 07/01/2006
       6,525,000    Port of Seattle, Washington, AMT,                  7,062,791
                    5.50%, 05/01/2007
       2,620,000    Jersey City, New Jersey Series A,                  2,993,245
                    6.00%, 10/01/2007
       4,355,000    Metropolitan Milwaukee Sewage                      4,839,276
                    District, Wisconsin Series A,
                    5.50%, 10/01/2008
       8,660,000    New York City Series F,                            9,308,980
                    5.375%, 08/01/2009
       1,020,000    Indianapolis Local Public                          1,080,731
                    Improvement Bond Bank, Indiana
                    Series B, 5.00%, 02/01/2010
       1,190,000    Roanoke, Virginia,                                 1,244,978
                    5.00%, 02/01/2011
       1,300,000    Forsyth County, North Carolina,                    1,331,200
                    4.75%, 02/01/2013
       7,780,000    New York City Series I,                            8,430,953
                    5.875%, 03/15/2013
       1,400,000    Travis County, Texas,                              1,425,956
                    5.00%, 03/01/2015
       1,920,000    Du Page County, Illinois                           2,128,397
                    Stormwater Project,
                    5.60%, 01/01/2021
       6,735,000    Du Page County, Illinois Jail                      7,466,017
                    Project, 5.60%, 01/01/2021
                                                                    ------------
Total Local General Obligations (Cost $114,692,843)                  120,868,067
                                                                    ------------
Tax Lease: 7.43%
       2,170,000    New York State Urban Development                   2,176,532
                    Corp., Correctional Facilities,
                    4.70%, 01/01/1999
       2,350,000    New York State Certificates of                     2,364,053
                    Participation, 4.90%, 03/01/1999
       1,000,000    New York State Energy Research &                   1,007,730
                    Development Authority, Western
                    New York Nuclear Service Center
                    Series B, 5.00%, 04/01/1999


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,850,000    Middlesex County Improvement                    $  2,885,454
                    Authority, New Jersey Lease
                    Revenue, Raritan Center Overpass
                    Project, 4.75%, 08/01/1999
       1,040,000    New York State Medical Care                        1,066,238
                    Facilities Financing Authority,
                    Brookdale Hospital Medical
                    Center, Secured Hospital Program,
                    6.20%, 08/15/1999
         795,000    Ukiah Unified School District,                       809,835
                    California Certificates of
                    Participation, 5.30%, 09/01/1999
       1,630,000    Kentucky State Property &                          1,667,686
                    Buildings Commission Revenue,
                    Project No. 53,
                    5.90%, 10/01/1999
      17,015,000    Ohio State Public Facilities                      17,244,022
                    Commission, Higher Education
                    Capital Facilities Series 2A,
                    4.50%, 12/01/1999 (Note K, p. 16)
       2,125,000    Virginia State Public School                       2,182,354
                    Authority, 5.75%, 01/01/2000
       5,550,000    New York State Certificates of                     5,593,346
                    Participation,
                    4.375%, 02/01/2000
       3,760,000    Virginia College Building                          3,825,725
                    Authority, Virginia, Equipment
                    Leasing Program,
                    5.00%, 02/01/2000
       1,140,000    Lake County, Illinois                              1,205,117
                    Certificates of Participation,
                    7.20%, 06/01/2000
      17,760,000    New Jersey State Transportation                   18,208,440
                    Trust Fund, Transportation Systems
                    Series A, 5.00%, 06/15/2000
                    (Notes L & M, p. 16)
       4,330,000    New York State Dormitory Authority,                4,401,272
                    City University Series B,
                    4.75%, 07/01/2000
       1,000,000    Virginia State Public School                       1,034,960
                    Authority Series A,
                    5.50%, 08/01/2000
       1,000,000    Virginia State Public Building                     1,036,840
                    Authority Series A,
                    5.70%, 08/01/2000
       2,475,000    New York State Urban Development                   2,541,157
                    Corp., Correctional Facilities,
                    5.10%, 01/01/2001
       3,800,000    MTA, New York Commuter Facilities                  3,942,804
                    Service Contract Series O,
                    5.25%, 07/01/2001
       1,315,000    New York State Urban Development                   1,445,895
                    Corp., Correctional Facilities
                    Series 5, 6.00%, 01/01/2005

                      Schedule of Investments--Municipal Bond Portfolios      11

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,000,000    New York State Dormitory                        $  2,158,220
                    Authority, State University Series A,
                    5.50%, 05/15/2005
       1,005,000    New York State Dormitory                           1,094,455
                    Authority, City University,
                    5.70%, 07/01/2005
       1,005,000    New York State Dormitory                           1,094,455
                    Authority, City University Series C,
                    5.70%, 07/01/2005
       1,000,000    New York State Certificates of                     1,093,380
                    Participation, City University,
                    John Jay College,
                    5.75%, 08/15/2005
       1,720,000    New York State Medical Care                        1,837,218
                    Facilities Financing Authority,
                    Mental Health Services Series A,
                    5.35%, 02/15/2006
       1,000,000    New York State Dormitory                           1,150,560
                    Authority, State University
                    Series A, 6.50%, 05/15/2006
       2,450,000    New York State Dormitory                           2,674,346
                    Authority, State University
                    Series A, 5.50%, 05/15/2007
       2,285,000    New Jersey Building Authority,                     2,608,647
                    State Building Revenue,
                    6.00%, 06/15/2007
       1,000,000    New York State Dormitory                           1,106,930
                    Authority, City University Series A,
                    5.75%, 07/01/2007
       3,890,000    Philadelphia Hospitals & Higher                    4,133,164
                    Education Facilities,
                    Pennsylvania Authority Revenue,
                    5.875%, 08/01/2007
       2,000,000    McLean County Public Building                      2,492,120
                    Commission, Illinois,
                    7.25%, 11/01/2007
       4,045,000    Philadelphia Hospitals & Higher                    4,315,933
                    Education Facilities,
                    Pennsylvania Authority Revenue,
                    6.20%, 08/01/2011
       1,280,000    New York State Dormitory                           1,442,074
                    Authority, City University Series A,
                    5.75%, 07/01/2013
       1,000,000    Sacramento City Finance                            1,086,810
                    Authority, California Lease
                    Revenue Series B,
                    5.40%, 11/01/2020
                                                                    ------------
Total Tax Lease (Cost $99,460,881)                                   102,927,772
                                                                    ------------
Special Tax: 3.47%
       1,175,000    Las Vegas Special Improvement                      1,183,789
                    District No. 707, Nevada, Local
                    Improvement Bonds,
                    5.50%, 06/01/1999


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,860,000    Montana State Department of                     $  1,879,995
                    Transportation, 4.70%, 07/01/1999
       5,710,000    Tulsa Criminal Justice Authority,                  5,767,957
                    Oklahoma Sales Tax Revenue,
                    4.50%, 09/01/1999
      13,435,000    Los Angeles Community                             13,653,722
                    Redevelopment Agency, California
                    Central Business District I,
                    5.00%, 11/15/1999 (Note N, p. 16)
       1,640,000    Arizona State Transportation Board                 1,667,076
                    Excise Tax Revenue,
                    4.50%, 07/01/2000
       2,000,000    New Mexico State Severance Tax                     2,062,540
                    Series B, 4.75%, 07/01/2001
       2,290,000    Arizona State Transportation                       2,354,120
                    Board Excise Tax Revenue,
                    6.125%, 07/01/2001
       1,170,000    Tulsa County Criminal Justice                      1,229,120
                    Authority, Oklahoma Sales Tax
                    Revenue, 5.50%, 03/01/2002
         625,000    Metropolitan Pier & Exposition                       678,106
                    Authority, Illinois Dedicated
                    State Tax Revenue, McCormick
                    Place Series A, 5.90%, 06/15/2003
       1,500,000    Connecticut State Special Tax                      1,698,285
                    Obligation Revenue Series B,
                    6.00%, 09/01/2006
       1,620,000    Connecticut State Special Tax                      1,760,276
                    Obligation Revenue Series A,
                    5.25%, 09/01/2007
       1,150,000    Illinois State Sales Tax Revenue                   1,206,028
                    Series U, 5.00%, 06/15/2009
       1,000,000    Connecticut State Special Tax                      1,171,080
                    Obligation Series B,
                    6.15%, 09/01/2009
       1,975,000    District of Columbia Redevelopment                 2,074,816
                    Land Agency, Sports Arena Special
                    Tax, 5.625%, 11/01/2010
       3,635,000    Massachusetts Special Obligation                   4,022,237
                    Revenue, Consolidated Loans
                    Series A, 5.50%, 06/01/2012
       3,225,000    Illinois State Sales Tax Revenue                   3,733,260
                    Series Q, 6.00%, 06/15/2012
       1,700,000    Massachusetts Special Obligation                   1,880,880
                    Revenue, Consolidated Loans
                    Series A, 5.50%, 06/01/2013
                                                                    ------------
Total Special Tax (Cost $46,268,512)                                  48,023,287
                                                                    ------------
Miscellaneous Tax: 0.44%
       5,325,000    Indianapolis Local Public                          6,158,682
                    Improvement Bond Bank, Indiana
                    Series B, 6.00%, 01/10/2013
                                                                    ------------
Total Miscellaneous Tax (Cost $5,192,137)                              6,158,682
                                                                    ------------
Total Tax Supported (Cost $462,588,316)                              481,517,125
                                                                    ------------

12      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
REVENUE:                                                                  12.23%
--------------------------------------------------------------------------------
Airport Revenue: 0.56%
         370,000    Tulsa, Oklahoma Airports                        $    376,582
                    Improvement Trust General
                    Revenue, Tulsa International
                    Airport, 6.125%, 06/01/1999
       1,500,000    Denver City & County, Colorado                     1,680,540
                    Airport Revenue Series B, AMT,
                    7.25%, 11/15/2005
         800,000    Denver City & County, Colorado                       933,968
                    Airport Revenue Series A, AMT,
                    7.50%, 11/15/2006
         975,000    Denver City & County, Colorado                     1,119,680
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
       2,600,000    Chicago, Illinois O'Hare International             2,624,961
                    Airport Revenue Senior Lien
                    Series A, 5.00%, 01/01/2013
       1,000,000    Massachusetts Port Authority                       1,006,750
                    Revenue Series B, AMT,
                    5.00%, 07/01/2013
                                                                    ------------
Total Airport Revenue (Cost $7,059,013)                                7,742,481
                                                                    ------------
Electric Revenue: 1.85%
       1,045,000    North Carolina Eastern Municipal                   1,048,051
                    Power Agency Series A,
                    5.00%, 01/01/1999
       9,065,000    Lower Colorado River Authority,                    9,276,849
                    Texas, 5.50%, 01/01/2000
       1,500,000    Massachusetts Municipal Wholesale                  1,539,360
                    Electric Company Series D,
                    5.50%, 07/01/2000
       1,555,000    Tallahassee, Florida Municipal                     1,605,927
                    Electric Series A, 5.25%,
                    10/01/2000
       6,700,000    Pittsylvania County Industrial                     7,235,397
                    Development Authority, Virginia
                    Revenue Series A, AMT,
                    7.30%, 01/01/2004
       3,500,000    Washington Public Power Supply                     3,844,330
                    System Revenue, Nuclear Project
                    No. 3 Series B, 5.60%, 07/01/2007
       1,000,000    Washington Public Power Supply                     1,115,380
                    System Revenue, Nuclear Project
                    No. 2 Series A, 5.75%, 07/01/2009
                                                                    ------------
Total Electric Revenue (Cost $24,617,188)                             25,665,294
                                                                    ------------
Health Care Revenue: 2.29%
       1,000,000    Camden County Improvement                          1,002,300
                    Authority, New Jersey Revenue,
                    Cooper Health Care Redevelopment
                    Project, 4.50%, 02/15/1999
       1,200,000    Illinois Development Finance                       1,205,376
                    Authority Revenue, Community
                    Rehabilitation Providers Series A,
                    4.70%, 07/01/1999


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Illinois Health Facilities                      $  1,009,030
                    Authority Revenue, Advocate
                    Health Care Series A,
                    4.80%, 08/15/1999
       1,400,000    Montgomery County, Ohio Hospital                   1,417,010
                    Revenue, Grandview Hospital &
                    Medical Center,
                    5.00%, 12/01/1999
       1,615,000    Pennsylvania Economic Development                  1,623,204
                    Financing Authority Revenue,
                    Northwestern Human Services
                    Series A, 4.75%, 06/01/2000
         850,000    Franklin County, Ohio Health Care                    850,935
                    Facilities Revenue, Ohio
                    Presbyterian Services,
                    4.50%, 07/01/2000
       1,235,000    Connecticut State Health &                         1,256,860
                    Educational Facilities Authority
                    Revenue, Hospital For Special
                    Care Revenue Issue B,
                    5.25%, 07/01/2000
       1,410,000    Connecticut State Health &                         1,444,897
                    Educational Facilities Authority
                    Revenue, Hospital For Special
                    Care Revenue Issue B,
                    5.25%, 07/01/2001
       2,000,000    Montgomery County, Ohio Hospital                   2,060,740
                    Revenue, Grandview Hospital &
                    Medical Center,
                    5.25%, 12/01/2001
       1,180,000    Illinois Development Finance                       1,223,294
                    Authority Revenue, Community
                    Rehabilitation Providers Series A,
                    5.60%, 07/01/2002
         300,000    New York State Medical Care                          314,145
                    Facilities Finance Agency Revenue,
                    5.40%, 08/15/2005
       7,215,000    Boston, Massachusetts Hospital                     7,506,702
                    Revenue Series B,
                    5.75%, 02/15/2008
       1,240,000    Kentucky Economic Development                      1,318,170
                    Finance Authority Revenue,
                    Refunding & Improvement Catholic
                    Health Series A,
                    5.375%, 12/01/2011
       3,215,000    Chattanooga Health, Educational &                  3,417,674
                    Housing Facility Board, Tennessee
                    Revenue, Catholic Health
                    Initiatives Series A,
                    5.375%, 12/01/2011
       1,750,000    Pennsylvania State Higher                          1,732,500
                    Educational Facilities Authority
                    Revenue, Allegheny General
                    Hospital Series A,
                    7.25%, 09/01/2017

                      Schedule of Investments--Municipal Bond Portfolios      13

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       4,150,000    Saginaw General Hospital,                       $  4,370,490
                    Michigan Hospital Finance
                    Authority Revenue,
                    7.625%, 10/01/2019
                                                                    ------------
Total Health Care Revenue (Cost $31,373,041)                          31,753,327
                                                                    ------------
Higher Education Revenue: 1.56%
       1,060,000    University of Cincinnati, Ohio                     1,081,370
                    Series A-1, 5.00%, 06/01/2000
       2,160,000    Maryland State Health & Higher                     2,232,878
                    Education Facilities Authority
                    Revenue, Johns Hopkins University,
                    5.50%, 07/01/2000
       1,000,000    University of Texas, University                    1,018,730
                    Revenue Financing System Series B,
                    4.50%, 08/15/2000
       1,260,000    University of Nebraska Facilities                  1,306,166
                    Corp., Deferred Maintenance Project,
                    5.00%, 07/15/2001
       1,415,000    Virginia Polytechnic Institute &                   1,526,035
                    State University Revenue
                    Series A, 5.25%, 06/01/2008
       1,255,000    University of Texas, University                    1,302,100
                    Revenue Series A,
                    4.70%, 08/15/2008
       5,000,000    Maryland State Health & Higher                     5,771,150
                    Educational Facilities Authority
                    Revenue, Johns Hopkins University,
                    6.00%, 07/01/2009
       1,380,000    University of Texas, University                    1,431,543
                    Revenue Series A,
                    4.80%, 08/15/2009
       1,445,000    University of Texas, University                    1,498,971
                    Revenue Series B,
                    4.80%, 08/15/2009
       1,000,000    Illinois Educational Facilities                    1,050,470
                    Authority Revenue, University Of
                    Chicago Series A,
                    5.25%, 07/01/2012
       2,820,000    Massachusetts Health &                             3,428,951
                    Educational Facilities Authority
                    Revenue, Harvard University
                    Series N, 6.25%, 04/01/2020
                                                                    ------------
Total Higher Education Revenue (Cost $20,374,433)                     21,648,364
                                                                    ------------
Toll Revenue: 0.07%
       1,000,000    Triborough Bridge & Tunnel                         1,026,410
                    Authority, New York Toll Revenue
                    Series A, 5.00%, 01/01/2012
                                                                    ------------
Total Toll Revenue (Cost $935,770)                                     1,026,410
                                                                    ------------
Water/Sewer Revenue: 1.76%
       2,470,000    Portland, Oregon Sewer System                      2,588,041
                    Revenue Series A,
                    6.50%, 06/01/2000


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,595,000    Regional Waste Systems, Maine                   $  1,633,471
                    Solid Waste Resource Recovery
                    Revenue Series Q,
                    5.25%, 07/01/2000 (Note H, p. 16)
       1,000,000    Massachusetts Water Pollution                      1,016,580
                    Abatement Trust, Water Pollution
                    Abatement Loan Series A,
                    4.50%, 08/01/2000
       1,560,000    Orlando, Florida Waste Water                       1,440,520
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    3.145%, 10/01/2003
       1,900,000    Orlando, Florida Waste Water                       1,730,995
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    3.165%, 10/01/2004
       1,925,000    Somerset-Raritan Valley, New                       2,049,432
                    Jersey Sewage Series G,
                    6.40%, 07/01/2005
       2,050,000    Orlando, Florida Waste Water                       1,844,098
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    3.185%, 10/01/2005
       2,165,000    Orlando, Florida Waste Water                       1,924,100
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    3.205%, 10/01/2006
       1,790,000    Orlando, Florida Waste Water                       1,575,880
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    3.225%, 10/01/2007
       2,220,000    Texas State Water Development                      2,401,996
                    Board Revenue, Revolving Senior
                    Lien Series A,
                    5.50%, 07/15/2010
       1,005,000    Massachusetts Water Pollution                      1,080,134
                    Abatement Trust Series B,
                    5.25%, 08/01/2014
       5,875,000    Orlando, Florida Waste Water                       5,171,880
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    3.225%, 10/01/2015
                                                                    ------------
Total Water/Sewer Revenue (Cost $23,838,090)                          24,457,127
                                                                    ------------
Miscellaneous Revenue: 3.27%
      15,000,000    Tax Exempt Private Municipal                      15,071,400
                    Trust, Rule 144A Series 1996-1
                    Class A-3, 4.50%, 01/01/2000
       1,000,000    Massachusetts Industrial                           1,003,790
                    Finance Agency Resources Recovery
                    Revenue, Odgen Series A,
                    4.35%, 12/01/2000
      12,000,000    Tax Exempt Private Municipal                      12,180,480
                    Trust, Rule 144A Series 1997-1
                    Class A-3, 4.90%, 04/06/2001

14      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,600,000    Northeast Maryland Waste Disposal               $  1,664,096
                    Authority, Solid Waste Revenue,
                    AMT, 5.50%, 07/01/2001
      10,000,000    Tax Exempt Private Municipal                      10,099,900
                    Trust Rule 144A Series 1996-1
                    Class A-4, 4.60%, 11/06/2001
       3,775,000    Northeast Maryland Waste Disposal                  3,970,507
                    Authority, Solid Waste Revenue,
                    AMT, 5.60%, 07/01/2002
       1,200,000    Mashantucket Western Pequot                        1,292,796
                    Tribe, Connecticut, Special
                    Revenue, Sub 144A Series B,
                    5.55%, 09/01/2008
                                                                    ------------
Total Miscellaneous Revenue (Cost $44,526,080)                        45,282,969
                                                                    ------------
Industrial Development/Pollution
Control Revenue: 0.87%
       1,000,000    Fairfax County Economic                            1,011,220
                    Development Authority, Virginia,
                    Ogden Martin System Project
                    Series A, AMT, 7.20%, 02/01/1999
       2,100,000    Missouri State Environmental                       2,137,737
                    Improvement & Energy Resource
                    Authority, Chrysler Corporation
                    Project, 5.70%, 10/01/1999
       8,470,000    St. Charles Parish, Louisiana                      8,926,872
                    Pollution Control Revenue,
                    Louisiana Power & Light Co.
                    Project, 8.25%, 06/01/2014
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $12,028,767)                                    12,075,829
                                                                    ------------
Total Revenue (Cost $164,752,382)                                    169,651,801
                                                                    ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.90%
--------------------------------------------------------------------------------
Housing: 0.99%
       1,135,000    Texas State Department of                          1,159,947
                    Housing & Community Affairs, Single
                    Family Revenue Series E,
                    4.80%, 09/01/2001
       2,265,000    Sedgwick & Shawnee Counties,                       2,500,605
                    Kansas Single Family Revenue,
                    GNMA Mortgage Backed Securities
                    Program Series A-1, AMT,
                    5.50%, 12/01/2022
       2,000,000    Jefferson Parish, Louisiana Home                   2,090,080
                    Mortgage Revenue, FNMA & GNMA
                    Mortgage Backed Securities Series C-1,
                    AMT, 5.40%, 12/01/2024
       2,330,000    District of Columbia Housing                       2,490,677
                    Finance Agency, Single Family
                    FNMA & GNMA Mortgage Revenue
                    Series A, AMT,
                    6.25%, 12/01/2028


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,025,000    Oklahoma Housing Finance Agency,                $  1,126,260
                    Single Family Redevelopment,
                    Mortgage Homeownership Loan
                    Series B-2, AMT, 6.55%, 03/01/2029
       2,125,000    Ohio Housing Finance Agency,                       2,206,473
                    Single Family Mortgage Revenue
                    Series A, AMT, 7.65%, 03/01/2029
       2,000,000    Missouri State Housing                             2,208,080
                    Development Commission FNMA &
                    GNMA Mortgage Revenue, Single
                    Family Series B-2, AMT,
                    6.40%, 09/01/2029
                                                                    ------------
Total Housing (Cost $13,645,228)                                      13,782,122
                                                                    ------------
Student Loan: 0.91%
       1,525,000    New England Education Loan                         1,553,975
                    Marketing Corporation, Student
                    Loan Revenue, 6.00%, 09/01/1999
       1,640,000    New England Education Loan                         1,672,964
                    Marketing Corporation, Student
                    Loan Revenue Issue A,
                    6.125%, 09/01/1999
       1,600,000    Brazos Higher Education Authority                  1,643,296
                    Inc., Texas Series A-2, AMT,
                    5.75%, 06/01/2000
       1,340,000    Student Loan Funding Corporation,                  1,375,014
                    Cincinnati, Ohio Series C, AMT,
                    5.85%, 07/01/2000
       1,450,000    New England Education Loan                         1,477,202
                    Marketing Corporation, Student
                    Loan Revenue Series G,
                    5.00%, 08/01/2000
       1,265,000    Brazos Higher Education Authority                  1,313,032
                    Inc., Texas Series A-1, AMT,
                    5.90%, 12/01/2000
       3,390,000    Arkansas State Student Loan                        3,542,584
                    Authority Series A-1, AMT,
                    5.95%, 06/01/2001
                                                                    ------------
Total Student Loan (Cost $12,245,446)                                 12,578,067
                                                                    ------------
Total Asset-Backed Securities
(Cost $25,890,674)                                                    26,360,189
                                                                    ------------

                      Schedule of Investments--Municipal Bond Portfolios      15

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,358,608,384)         101.90%          $1,412,080,624
(Note O, below)
Cash and Other Assets, Less Liabilities          (1.90)             (26,295,219)
                                                -------          --------------
Net Assets (Equivalent to $13.96
per share based on 99,275,747
shares of capital stock outstanding)            100.00%          $1,385,785,405
                                                =======          ==============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                              Contract               Unrealized
Quantity              Description              Amount               Depreciation
--------------------------------------------------------------------------------
343                   U.S. 30 Year           $44,181,969            $  (911,813)
                      Treasury Bond
                      December 1998
                                                                    ------------
Total Short Futures Contract                                        $  (911,813)
                                                                    ------------
--------------------------------------------------------------------------------
(A)Explanation of abbreviations:
   Insured-bond abbreviations:
   AMBAC-AMBAC Indemnity Corporation
   FGIC-Financial Guaranty Insurance Company
   FSA-Financial Security Assurance, Inc.
   MBIA-Municipal Bond Investors Assurance Corporation
   PSF Guaranteed-(Texas) Permanent School Funds
   Other Abbreviations:
   AMT-Subject to Alternative Minimum Tax
   FNMA-Federal National Mortgage Association
   GNMA-Government National Mortgage Association
(B)$11,000,000 principal amount segregated as collateral for futures transactions
(C)$1,200,000 principal amount pledged as collateral for futures transactions
(D)$7,820,000 principal amount segregated as collateral for futures transactions
(E)$7,000,000 principal amount segregated as collateral for when-issued securities
(F)$20,300,000 principal amount segregated as collateral for when-issued securities
(G)$10,000,000 principal amount segregated as collateral for futures transactions
(H)When-issued security
(I)Delayed-delivery security
(J)$23,350,000 principal amount segregated as collateral for futures transactions
(K)$17,015,000 principal amount segregated as collateral for delayed-delivery securities
(L)$11,500,000 principal amount segregated as collateral for when-issued securities
(M)$6,260,000 principal amount segregated as collateral for futures transactions
(N)$9,000,000 principal amount segregated as collateral for when-issued securities
(O)At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.
(P)Allocation of Portfolio net assets at September 30, 1998:
   Alabama                                       0.68%
   Alaska                                        0.48
   Arizona                                       1.34
   Arkansas                                      0.65
   California                                    2.50
   Colorado                                      1.21
   Connecticut                                   3.20
   Delaware                                      0.75
   Florida                                       6.61
   Georgia                                       2.75
   Hawaii                                        0.67
   Illinois                                      7.04
   Indiana                                       1.37
   Kansas                                        0.40
   Kentucky                                      0.29
   Louisiana                                     0.87
   Maine                                         0.12
   Maryland                                      3.45
   Massachusetts                                 6.56
   Michigan                                      1.86
   Minnesota                                     2.75
   Mississippi                                   0.17
   Missouri                                      0.39
   Montana                                       0.14
   Nebraska                                      0.35
   Nevada                                        1.00
   New Jersey                                    5.11
   New Mexico                                    0.15
   New York                                      8.58
   North Carolina                                1.86
   Ohio                                          3.78
   Oklahoma                                      1.06
   Oregon                                        0.63
   Pennsylvania                                  4.22
   Rhode Island                                  1.36
   South Carolina                                0.78
   South Dakota                                  0.38
   Tennessee                                     1.52
   Texas                                         6.29
   Utah                                          3.20
   Virginia                                      2.22
   Washington                                    5.56
   Wisconsin                                     1.01
   Puerto Rico                                   0.24
   District of Columbia                          2.81
   Tax-Exempt Private Municipal Trust            2.70
   U.S. Treasury Obligations                     0.81
   Repurchase Agreement                          0.03
   Cash and Other Assets, Less Liabilities      (1.90)
                                               ------
   Total                                       100.00%
                                               ======

See Notes to Financial Statements.


16      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein California Municipal Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     4.02%
--------------------------------------------------------------------------------
       1,100,000    Orange County Water District,                   $  1,100,000
                    California Certificates of
                    Participation, Daily Floater,
                    Putable Daily,
                    3.875%, 08/18/2015
      17,800,000    California Pollution Control                      17,800,000
                    Financing Authority Revenue,
                    Pacific Gas & Electric Series F,
                    Daily Floater, Putable Daily, AMT,
                    4.00%, 11/01/2026
       3,200,000    California Statewide Communities                   3,200,000
                    Development Authority Revenue,
                    John Muir/Mount Diablo Health,
                    Certificates of Participation,
                    Daily Floater, Putable Daily, AMBAC,
                    3.875%, 08/15/2027
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $22,100,000)                                                    22,100,000
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               2.03%
--------------------------------------------------------------------------------
      11,330,330    3.375%, 01/15/2007                                11,156,840
                                                                    ------------
Total U.S. Treasury Inflation Protection Security
(Cost $11,029,766)                                                    11,156,840
                                                                    ------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     21.79%
--------------------------------------------------------------------------------
       2,000,000    Puerto Rico Public Improvement                     2,096,600
                    Series A, 7.75%,
                    07/01/2017, Prerefunded 07/01/1999 @101.50
       2,000,000    Los Angeles Convention & Exhibition                2,101,560
                    Center Authority, California
                    Certificates of Participation Series A,
                    7.375%, 08/15/2018,
                    Prerefunded 08/15/1999 @101.50
       7,030,000    South Gate Public Financing                        7,434,084
                    Authority, California Tax
                    Allocation Revenue, South Gate
                    Redevelopment Project Series A-2,
                    7.375%, 09/01/2009,
                    Prerefunded 09/01/1999 @102
       2,190,000    Santa Cruz County Public                           2,329,328
                    Financing Authority, California
                    Tax Allocation, 7.625%, 09/01/2021,
                    Prerefunded 09/01/1999 @102.50
       4,890,000    Alameda Community Facilities                       5,187,312
                    District, California Special Tax
                    No. 1, 7.75%, 09/01/2019,
                    Prerefunded 09/01/1999 @102


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
         570,000    Temecula Valley Unified School                  $    600,877
                    District, California Series B,
                    AMBAC, 9.25%, 09/01/1999,
                    Escrowed to Maturity
       3,920,000    Tehachapi Community Facilities                     4,197,771
                    District, California Special Tax,
                    7.40%, 10/01/2014,
                    Prerefunded 10/01/1999 @103
       9,665,000    Stockton-East Water District, California          10,387,072
                    Certificates of Participation, 1990 Project
                    Series A, AMBAC, 7.30%, 04/01/2020,
                    Prerefunded 04/01/2000 @102 (Note B, p. 24)
       1,430,000    California Health Facilities                       1,544,243
                    Financing Authority, Health
                    Dimensions Series A,
                    7.50%, 05/01/2015,
                    Prerefunded 05/15/2000 @102
       1,265,000    California State Department of                     1,346,871
                    Water Resources Series I,
                    6.60%, 12/01/2019,
                    Prerefunded 06/01/2000 @101.50
       2,210,000    California State Department of                     2,363,595
                    Water Resources Series H,
                    6.90%, 12/01/2025,
                    Prerefunded 06/01/2000 @101.50
      12,735,000    California State Department of                    13,630,270
                    Water Resources, Central Valley
                    Project, Water Systems Series I,
                    6.95%, 12/01/2025,
                    Prerefunded 06/01/2000 @101.50
       1,725,000    Puerto Rico Commonwealth,                          1,876,369
                    7.625%, 07/01/2010,
                    Prerefunded 07/01/2000 @102
       2,705,000    Desert Hospital District,                          2,964,815
                    California Desert Hospital
                    Project, 8.10%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
      14,250,000    Castaic Lake Water Agency,                        15,495,450
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project,
                    7.35%, 08/01/2020,
                    Prerefunded 08/01/2000 @102
       1,175,000    Los Angeles Convention &                           1,270,880
                    Exhibition Center Authority,
                    California Certificates of
                    Participation, AMBAC,
                    7.00%, 08/15/2021,
                    Prerefunded 08/15/2000 @102
      14,250,000    Los Angeles County, California                    15,303,075
                    Certificates of Participation,
                    Correctional Facilities Project,
                    MBIA, 6.50%, 09/01/2013,
                    Prerefunded 09/01/2000 @102

*See Note 1, page 26 in Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      17

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,940,000    California State Public Works                  $   3,184,138
                    Board Lease Revenue, Regents of
                    the University of California
                    Series A, 7.00%, 09/01/2015,
                    Prerefunded 09/01/2000 @102
       3,560,000    Los Angeles, California                            3,861,959
                    Wastewater System Revenue Series D,
                    MBIA, 6.70%, 12/01/2021,
                    Prerefunded 12/01/2000 @102
       1,585,000    Santa Ana Community Redevelopment                  1,714,574
                    Agency, California Series A,
                    6.50%, 12/15/2015,
                    Prerefunded 12/15/2000 @102
       1,000,000    Los Angeles County Transportation                  1,101,460
                    Commission, California Sales Tax
                    Revenue Series A,
                    6.75%, 07/01/2020,
                    Prerefunded 07/01/2001 @102
       1,595,000    Los Angeles County Transportation                  1,760,816
                    Commission, California Sales Tax
                    Revenue Series A,
                    6.90%, 07/01/2021,
                    Prerefunded 07/01/2001 @102
       3,960,000    San Bernardino County, California                  4,391,878
                    Certificates of Participation,
                    Capital Facilities Project Series B,
                    7.00%, 08/01/2028,
                    Prerefunded 08/01/2001 @102
       1,865,000    Colton Redevelopment Agency,                       2,064,368
                    California, Cooley Ranch
                    Redevelopment Project No. 4,
                    7.60%, 08/15/2016,
                    Prerefunded 08/15/2001 @100
          55,000    Denver City & County, Colorado                        64,003
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012,
                    Prerefunded 11/15/2001 @102
       5,080,000    Sacramento School Insurance                        5,315,560
                    Authority, California Revenue
                    Liability Program Series D,
                    5.70%, 06/01/2003,
                    Escrowed to Maturity
         400,000    Pomona Public Financing                              439,420
                    Authority, California Southwest
                    Pomona Revenue Series L,
                    5.50%, 02/01/2008,
                    Prerefunded 02/01/2004 @102
       2,025,000    Burbank Redevelopment Agency,                      2,312,995
                    California, 9.25%, 12/01/2005,
                    Prerefunded 12/01/2004 @100
       1,520,000    Corona, California Certificates of                 1,919,654
                    Participation, 8.00%, 03/01/2015,
                    Prerefunded 03/01/2006 @100


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Pittsburg Redevelopment Agency,                $   1,539,900
                    California Residential Mortgage
                    Revenue, 9.60%, 06/01/2016,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $117,746,424)                                                  119,800,897
                                                                    ------------
--------------------------------------------------------------------------------
INSURED:                                                                  35.51%
--------------------------------------------------------------------------------

       1,390,000    University of Puerto Rico Revenue                  1,414,895
                    Series N, MBIA,
                    6.00%, 06/01/1999
       5,310,000    Southern California Public Power                   5,332,939
                    Authority, Power Project Revenue,
                    Palo Verde Project Series A, FSA,
                    5.00%, 07/01/1999 (Note C, p. 24)
       1,000,000    Santa Clara Unified School                         1,031,440
                    District, California, FGIC,
                    7.00%, 08/01/1999
       2,515,000    Vallejo Unified School District,                   2,606,219
                    California, FGIC,
                    7.60%, 08/01/1999
       1,965,000    Los Angeles Convention & Exhibition                2,023,066
                    Center Authority, California
                    Certificates of Participation, AMBAC,
                    6.60%, 08/15/1999
       1,535,000    University of California Revenue                   1,628,205
                    Series C, AMBAC,
                    10.00%, 09/01/1999
       4,285,000    Modesto Irrigation District                        4,343,405
                    Financing Authority, California
                    Series A, MBIA, 4.50%, 10/01/1999
       2,695,000    Riverside, California                              2,741,758
                    Certificates of Participation,
                    1997 Lease Refunding Project,
                    MBIA, 4.75%, 11/01/1999
       1,085,000    Los Angeles County Board of                        1,103,412
                    Education, California
                    Certificates of Participation,
                    Local Educational Agencies,
                    Pooled Capital Projects Series A,
                    MBIA, 4.75%, 03/01/2000
       4,805,000    Southern California Public Power                   4,889,232
                    Authority, Subordinated Southern
                    Transmission Project Revenue
                    Series A, MBIA,
                    4.50%, 07/01/2000
      13,010,000    Central Valley Financing Authority,               13,238,065
                    California Cogeneration Project
                    Revenue, Carson Ice General Project,
                    MBIA, 4.50%, 07/01/2000
       2,885,000    California Health Facilities                       2,945,181
                    Financing Authority, Catholic
                    Healthcare West Series A, MBIA,
                    4.75%, 07/01/2000

18      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Sacramento Municipal Utility                    $  1,025,890
                    District, California Series L,
                    AMBAC, 5.00%, 07/01/2000
       1,695,000    Orange County, California Airport                  1,743,087
                    Revenue, MBIA, AMT,
                    5.25%, 07/01/2000
       1,000,000    Los Angeles County Metropolitan                    1,034,250
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series A, MBIA,
                    5.50%, 07/01/2000
       2,620,000    Northern California Power Agency,                  2,709,735
                    Geothermal Project No. 3 Series B,
                    AMBAC, 5.50%, 07/01/2000
       2,190,000    University of California Revenue,                  2,332,109
                    Multi-Purpose Projects Series F,
                    FGIC, 7.00%, 09/01/2000
       3,015,000    Riverside, California                              3,092,666
                    Certificates of Participation,
                    1997 Lease Refunding Project,
                    MBIA, 4.75%, 11/01/2000
       1,575,000    Las Virgenes Municipal Water                       1,737,824
                    District, California Certificates of
                    Participation, MBIA,
                    8.75%, 11/01/2000
       5,000,000    Central Valley Financing                           5,127,950
                    Authority, California
                    Cogeneration Project Revenue,
                    Carson Ice General Project,
                    MBIA, 4.50%, 07/01/2001
       1,240,000    Southern California Public Power                   1,275,749
                    Authority, Subordinated Southern
                    Transmission Project Revenue
                    Series A, MBIA,
                    4.625%, 07/01/2001
       2,780,000    Castaic Lake Water Agency,                         2,941,935
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project Series A,
                    MBIA, 5.75%, 08/01/2001
       1,085,000    University of California Revenue,                  1,114,393
                    Multi-Purpose Projects Series G,
                    FGIC, 4.50%, 09/01/2001
       4,270,000    University of California Revenue,                  4,678,041
                    Multi-Purpose Projects Series F,
                    FGIC, 7.00%, 09/01/2001
       1,000,000    California Health Facilities                       1,042,020
                    Financing Authority, Stanford
                    Health Care Series B, AMBAC,
                    5.00%, 11/15/2001
       1,000,000    California Health Facilities                       1,047,800
                    Financing Authority, Sutter
                    Health Series C, FSA,
                    5.00%, 08/15/2002


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       5,025,000    San Diego County, California                    $  5,444,688
                    Certificates of Participation,
                    AMBAC, 5.25%, 09/01/2005
       1,390,000    South Orange County Public                         1,679,607
                    Finance Authority, California
                    Special Tax Revenue Series A,
                    MBIA, 7.00%, 09/01/2006
       1,590,000    San Diego County Regional                          1,714,163
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series A, FGIC,
                    5.00%, 04/01/2007
       1,200,000    San Francisco City & County                        1,342,680
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 12A, FGIC, AMT,
                    5.625%, 05/01/2007
       4,520,000    South Orange County Public                         5,705,686
                    Finance Authority, California
                    Special Tax Revenue, Foothill
                    Area Series C, FGIC,
                    7.50%, 08/15/2007
       1,435,000    Riverside, California                              1,602,005
                    Certificates of Participation,
                    1997 Lease Refunding Project,
                    MBIA, 5.50%, 11/01/2007
       2,910,000    Contra Costa Transportation                        3,352,495
                    Authority, California Sales Tax
                    Revenue Series A, FGIC,
                    6.00%, 03/01/2008
       2,360,000    San Diego County Regional                          2,583,209
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series A, FGIC,
                    5.25%, 04/01/2008
       3,885,000    Long Beach, California Harbor                      4,418,877
                    Revenue, MBIA, AMT,
                    6.00%, 05/15/2008
       2,815,000    Riverside, California Sewer                        3,484,829
                    Revenue, FGIC,
                    7.00%, 08/01/2008
       1,510,000    Castaic Lake Water Agency,                         1,892,680
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project Series A,
                    MBIA, 7.25%, 08/01/2008
       5,040,000    Contra Costa Transportation                        5,825,786
                    Authority, California Sales Tax
                    Revenue Series A, FGIC,
                    6.00%, 03/01/2009
       2,825,000    San Francisco City & County                        3,115,919
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 12A, FGIC, AMT,
                    5.625%, 05/01/2009

                      Schedule of Investments--Municipal Bond Portfolios      19

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,475,000    Los Angeles Department of                       $  1,614,609
                    Airports, California Airport
                    Revenue Series A, FGIC,
                    5.50%, 05/15/2009
       1,405,000    Riverside County Transportation                    1,628,226
                    Commission, California Sales Tax
                    Revenue Series A, FGIC,
                    6.00%, 06/01/2009
       1,000,000    Redding Joint Powers Financing                     1,180,250
                    Authority, California Electric
                    System Revenue Series A, MBIA,
                    6.25%, 06/01/2009
       2,735,000    Northern California Power Agency,                  3,125,202
                    Geothermal Project No. 3 Series A,
                    AMBAC, 5.80%, 07/01/2009
       1,100,000    South Orange County Public                         1,462,604
                    Finance Authority, California
                    Special Tax Revenue, Foothill
                    Area Series C, FGIC,
                    8.00%, 08/15/2009
       2,000,000    Los Angeles, California Wastewater                 2,144,400
                    System Revenue Series D,
                    FGIC, 5.375%, 11/01/2009
       2,365,000    San Francisco City & County                        2,559,852
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 10A, MBIA, AMT,
                    5.35%, 05/01/2010
         600,000    Los Angeles Department of Airports,                  670,902
                    California Airport Revenue, FGIC,
                    AMT, 5.80%, 05/15/2010
       1,110,000    Long Beach, California Harbor                      1,282,106
                    Revenue Series A, FGIC, AMT,
                    6.00%, 05/15/2010
       1,235,000    Puerto Rico Highway & Transportation               1,339,740
                    Authority, Subordinated State
                    Infrastructure Bank, MBIA,
                    5.25%, 07/01/2010
       3,000,000    Riverside, California Sewer Revenue,               3,224,550
                    FGIC, 5.00%, 08/01/2010
       1,175,000    San Jose Redevelopment Agency,                     1,371,613
                    California Tax Allocation Merged
                    Area Redevelopment Project, MBIA,
                    6.00%, 08/01/2010
       1,080,000    Castaic Lake Water Agency,                         1,379,721
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project Series A,
                    MBIA, 7.25%, 08/01/2010
       1,000,000    Los Angeles Convention &                           1,167,760
                    Exhibition Center Authority,
                    California Lease Revenue, MBIA,
                    6.00%, 08/15/2010


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,375,000    Sacramento County, California                   $  1,449,773
                    Certificates of Participation,
                    Public Facilities Project, MBIA,
                    5.00%, 02/01/2011
       1,000,000    Kern High School District,                         1,217,600
                    California Series A, MBIA,
                    6.30%, 02/01/2011
       4,835,000    Orange County Local                                5,381,645
                    Transportation Authority,
                    California Sales Tax Revenue
                    Measure M, Series A,
                    MBIA, 5.50%, 02/15/2011
       1,000,000    California Statewide Communities                   1,108,890
                    Development Authority,
                    Certificates of Participation,
                    MBIA, 5.50%, 04/01/2011
       4,665,000    Oakland State Building Authority,                  5,170,873
                    California Lease Revenue, Elihu
                    M. Harris Project Series A, AMBAC,
                    5.50%, 04/01/2011
       2,785,000    Long Beach, California Harbor                      3,224,334
                    Revenue Series A, FGIC, AMT,
                    6.00%, 05/15/2011
       1,965,000    Puerto Rico Highway & Transportation               2,115,342
                    Authority, Subordinated State
                    Infrastructure Bank, MBIA,
                    5.25%, 07/01/2011
       2,770,000    Southern California Public Power                   2,997,999
                    Authority, Subordinated Southern
                    Transmission Project Revenue
                    Series A, MBIA, 5.25%, 07/01/2011
       1,000,000    University of California Revenue                   1,038,980
                    Series C, AMBAC,
                    5.00%, 09/01/2011
       1,100,000    Sacramento Redevelopment Agency,                   1,198,659
                    California Tax Allocation, Merged
                    Downtown Redevelopment Project
                    Series A, FSA,
                    5.25%, 11/01/2011
       1,000,000    California Statewide Communities                   1,125,800
                    Development Authority,
                    Certificates of Participation,
                    MBIA, 5.625%, 04/01/2012
       2,145,000    San Francisco City & County                        2,300,277
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 10A, MBIA, AMT,
                    5.45%, 05/01/2012
       1,000,000    Los Angeles County Metropolitan                    1,054,310
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series B, AMBAC,
                    5.30%, 07/01/2012

20      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,215,000    Puerto Rico Highway &                           $  1,354,275
                    Transportation Authority Series A,
                    AMBAC, 5.50%, 07/01/2012
       1,000,000    Los Angeles Convention &                           1,034,100
                    Exhibition Center Authority,
                    California Lease Revenue, MBIA,
                    5.125%, 08/15/2013
       1,000,000    University of California Revenue                   1,026,970
                    Series C, AMBAC,
                    5.00%, 09/01/2013
       4,220,000    Sacramento Redevelopment Agency,                   4,516,244
                    California Tax Allocation, Merged
                    Downtown Redevelopment Project
                    Series A, FSA,
                    5.25%, 11/01/2013
       1,340,000    Los Angeles Unified School                         1,563,177
                    District, California Series A,
                    FGIC, 6.00%, 07/01/2014
       1,000,000    Puerto Rico Highway &                              1,198,280
                    Transportation Authority Series Z,
                    MBIA, 6.25%, 07/01/2014
       1,195,000    Culver City Redevelopment Finance                  1,329,175
                    Authority, California Tax
                    Allocation, AMBAC,
                    5.50%, 11/01/2014
       1,725,000    Long Beach, California Water                       1,959,686
                    Revenue Series A, MBIA,
                    5.75%, 05/01/2015
       1,595,000    Puerto Rico Highway &                              1,779,047
                    Transportation Authority Series W,
                    MBIA, 5.50%, 07/01/2015
       1,000,000    San Jose Redevelopment Agency,                     1,166,510
                    California Tax Allocation Merged
                    Area Redevelopment Project, MBIA,
                    6.00%, 08/01/2015
       1,000,000    San Mateo County Transportation                    1,107,930
                    District, California Series A,
                    MBIA, 5.50%, 06/01/2016
       1,000,000    California Special Districts                       1,107,110
                    Association Finance Corporation,
                    Certificates of Participation,
                    Series Z, FSA,
                    5.50%, 08/01/2017
       1,000,000    Los Angeles Convention &                           1,033,210
                    Exhibition Center Authority,
                    California Lease Revenue Series A,
                    MBIA, 5.375%, 08/15/2018
       1,660,000    Fresno, California Sewer Revenue                   1,780,632
                    Series A-1, AMBAC,
                    5.25%, 09/01/2019
       2,630,000    California State Public Works                      2,716,974
                    Board Lease Revenue, Department of
                    Corrections, State Prison
                    Series A, AMBAC, 5.00%, 12/01/2019


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Mammoth Unified School District,                $    327,610
                    California Capital Appreciation,
                    MBIA, 0.00%, 08/01/2021
       1,000,000    Mammoth Unified School District,                    311,970
                    California Capital Appreciation,
                    MBIA, 0.00%, 08/01/2022
                                                                    ------------
   Total Insured (Cost $184,691,812)                                 195,212,807
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            24.58%
--------------------------------------------------------------------------------
State General Obligations: 6.11%
       1,000,000    Puerto Rico Commonwealth,                          1,012,870
                    5.50%, 07/01/1999
       3,335,000    California State,                                  3,624,478
                    9.00%, 06/01/2000
       3,585,000    California State,                                  3,690,901
                    5.00%, 10/01/2000
      13,000,000    California State,                                 13,384,020
                    5.00%, 10/01/2000
       1,000,000    California State,                                  1,074,150
                    6.70%, 04/01/2001
       1,300,000    District of Columbia Series A,                     1,362,855
                    5.90%, 06/01/2002
       2,500,000    California State,                                  2,859,700
                    6.20%, 09/01/2005
       5,640,000    California State,                                  6,558,643
                    6.00%, 10/01/2009
                                                                    ------------
Total State General Obligations
(Cost $32,631,011)                                                    33,567,617
                                                                    ------------
Local General Obligations: 4.54%
       1,045,000    East Bay Regional Park District,                   1,096,884
                    California Series B,
                    8.75%, 09/01/1999
       2,190,000    Santa Clara County, California                     2,218,645
                    Tax & Revenue Anticipation Notes,
                    4.50%, 10/01/1999
       4,875,000    Los Angeles Unified School                         4,940,033
                    District, California Series B,
                    4.25%, 07/01/2000
       6,000,000    Los Angeles, California Refunding                  6,162,540
                    Series A, 4.50%, 09/01/2001
       2,235,000    Los Angeles County Public Works                    2,379,292
                    Authority, California Capital
                    Construction Series A,
                    5.10%, 03/01/2007
       1,000,000    East Bay Municipal Utility District,               1,069,800
                    California Special
                    District No. 1 Series E,
                    5.45%, 04/01/2010
       3,110,000    Los Angeles County Public Works                    3,223,577
                    Authority, California Capital
                    Construction, 5.00%, 03/01/2011

                     Schedule of Investments--Municipal Bond Portfolios       21

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Kern High School District,                      $  1,263,480
                    California, 7.10%, 08/01/2011
       2,480,000    Los Angeles, California Series A,                  2,620,889
                    5.25%, 09/01/2011
                                                                    ------------
Total Local General Obligations
(Cost $23,978,649)                                                    24,975,140
                                                                    ------------
Tax Lease: 7.71%

       1,065,000    California State Public Works                      1,074,266
                    Board Lease Revenue, Community
                    Colleges Series A,
                    5.00%, 04/01/1999
       1,215,000    San Diego County Unified School                    1,227,369
                    District, California Certificates of
                    Participation, Project Phase XII
                    Series B, 4.50%, 07/01/1999
       1,130,000    Cupertino, California                              1,147,933
                    Certificates of Participation
                    Series A, 4.875%, 01/01/2000
       1,095,000    Los Angeles County Capital Asset                   1,116,725
                    Leasing Corp., California Lease
                    Revenue, Equipment Program Series A,
                    5.00%, 06/01/2000
      11,175,000    California State Public Works                     11,419,621
                    Board Lease Revenue, Department of
                    Corrections Series C,
                    4.75%, 09/01/2000
       1,480,000    Los Angeles County Capital Asset                   1,517,888
                    Leasing Corp., California Lease
                    Revenue, Equipment Program Series A,
                    5.00%, 12/01/2000
       5,340,000    California State Public Works                      5,515,152
                    Board Lease Revenue, Community
                    Colleges Series A,
                    5.00%, 04/01/2001
       1,985,000    Los Angeles County Capital Asset                   2,044,034
                    Leasing Corp., California Lease
                    Revenue, Equipment Program Series A,
                    5.00%, 06/01/2001
       1,595,000    Ukiah Unified School District,                     1,681,752
                    California Certificates of
                    Participation, 5.60%, 09/01/2001
       3,010,000    Puerto Rico Urban Renewal &                        3,177,446
                    Housing Corp.,
                    7.875%, 10/01/2004
       1,000,000    Los Angeles State Building                         1,107,160
                    Authority, California Lease
                    Revenue, 5.50%, 05/01/2007
       2,520,000    San Francisco State Building                       2,730,294
                    Authority, California Lease
                    Revenue Series A,
                    5.125%, 10/01/2007
       1,010,000    Gilroy Unified School District,                    1,099,324
                    California Certificates of
                    Participation, 5.85%, 07/01/2008


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
         725,000    San Francisco City & County                     $    740,261
                    Parking Authority, California,
                    7.50%, 12/01/2008
       2,590,000    Taft Public Financing Authority,                   2,847,006
                    California Lease Revenue,
                    Community Correctional Facility
                    Project A, 5.95%, 01/01/2011
       1,745,000    Capistrano Unified School                          1,779,795
                    District, California
                    Certificates of Participation,
                    5.20%, 02/01/2018
       2,000,000    Sacramento City Finance                            2,173,620
                    Authority, California Lease
                    Revenue Series B,
                    5.40%, 11/01/2020
                                                                    ------------
Total Tax Lease (Cost $40,804,309)                                    42,399,646
                                                                    ------------
Special Tax: 6.22%
       2,505,000    Virgin Islands Public Financing                    2,541,548
                    Authority Revenue, Subordinated
                    Lien Fund Loan Notes Series D,
                    5.50%, 10/01/1999
       3,315,000    Orange County, Local                               3,378,184
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series A, 5.00%, 02/15/2000
       1,850,000    California Commerce Community                      1,878,952
                    Development Commission, Tax
                    Allocation Redevelopment Project
                    No. 1-Series A, 4.70%, 08/01/2000
         905,000    West Sacramento Reassessment                         910,891
                    District, California Improvement
                    Bond Act of 1915,
                    4.50%, 09/02/2000
         565,000    Fairfield Public Financing Authority,                568,978
                    California Revenue Reassessment,
                    4.60%, 09/02/2000
       7,595,000    Los Angeles County Public Works                    7,819,356
                    Financing Authority, California
                    Regional Park & Open Space
                    District Series A,
                    5.00%, 10/01/2000
       7,450,000    Los Angeles Community                              7,629,396
                    Redevelopment Agency, California
                    Central Business District I,
                    5.00%, 11/15/2000
       1,400,000    California Commerce Community                      1,434,804
                    Development Commission, Tax
                    Allocation Redevelopment
                    Project No. 1-Series A,
                    4.80%, 08/01/2001
       1,555,000    Pomona Public Financing Authority,                 1,683,894
                    California Revenue, Southwest
                    Pomona Redevelopment,
                    5.50%, 02/01/2008

22      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       5,705,000    Los Angeles County Public Works                 $  6,344,588
                    Financing Authority, California
                    Regional Park & Open Space
                    District Series A, 5.50%, 10/01/2009
                                                                    ------------
Total Special Tax (Cost $33,289,382)                                  34,190,591
                                                                    ------------
Total Tax Supported (Cost $130,703,351)                              135,132,994
                                                                    ------------
--------------------------------------------------------------------------------
REVENUE:                                                                  11.13%
--------------------------------------------------------------------------------
Airport Revenue: 0.25%
         500,000    Denver City & County, Colorado                       560,180
                    Airport Revenue Series B, AMT,
                    7.25%, 11/15/2005
         145,000    Denver City & County, Colorado                       166,517
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
         500,000    Denver City & County, Colorado                       641,465
                    Airport Revenue Series D, AMT,
                    7.75%, 11/15/2013
                                                                    ------------
Total Airport Revenue (Cost $1,148,394)                                1,368,162
                                                                    ------------
Electric Revenue: 0.96%
       1,250,000    Los Angeles Department of Water &                  1,335,112
                    Power, California, Electric Plant
                    Revenue Second Issue,
                    9.00%, 12/15/1999
       1,000,000    Virgin Islands Water & Power                       1,023,290
                    Authority, Electric Systems
                    Revenue, 5.00%, 07/01/2001
       1,000,000    Los Angeles Department of Water &                  1,152,940
                    Power, California, Electric Plant
                    Revenue Second Issue,
                    8.00%, 08/15/2002
       1,615,000    Los Angeles Department of Water &                  1,757,524
                    Power, California, Electric Plant
                    Revenue, 7.10%, 01/15/2031
                                                                    ------------
Total Electric Revenue (Cost $5,154,893)                               5,268,866
                                                                    ------------
Higher Education Revenue: 0.84%
         685,000    California Educational Facilities                    715,825
                    Authority, University of Southern
                    California Series B,
                    7.85%, 10/01/1999
       1,035,000    California Educational Facilities                  1,060,740
                    Authority, Stanford University
                    Series M, 5.25%, 12/01/1999
       2,540,000    California Educational Facilities                  2,853,436
                    Authority, University of Southern
                    California Series A,
                    5.50%, 10/01/2008
                                                                    ------------
Total Higher Education Revenue (Cost $4,276,249)                       4,630,001
                                                                    ------------
Water/Sewer Revenue: 5.37%
       2,175,000    Metropolitan Water District of                     2,202,644
                    Southern California Waterworks
                    Revenue, 4.85%, 07/01/1999


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,455,000    Los Angeles Department of Water &               $  2,662,570
                    Power, California Waterworks
                    Revenue Second Issue,
                    9.00%, 05/15/2000
       1,000,000    Metropolitan Water District of                     1,058,470
                    Southern California Series A,
                    7.00%, 07/01/2000
       1,050,000    California State Department of                     1,158,014
                    Water Resources Series M,
                    8.50%, 12/01/2000
       2,500,000    Metropolitan Water District of                     2,714,150
                    Southern California Series A,
                    5.50%, 07/01/2008
       2,420,000    Los Angeles County Sanitation                      2,590,755
                    District Financing Authority,
                    California Series A,
                    5.25%, 10/01/2008
       2,700,000    California State Department of                     3,025,566
                    Water Resources, Central Valley
                    Project, Water Systems Revenue
                    Series T, 5.50%, 12/01/2008
       1,000,000    Orange County Water District,                      1,075,660
                    California Certificates of
                    Participation Series A,
                    5.50%, 08/15/2010
       2,150,000    Riverside, California Water                        2,333,696
                    Revenue, 5.375%, 10/01/2011
       1,500,000    Riverside, California Water                        1,613,025
                    Revenue, 5.375%, 10/01/2012
       2,460,000    San Francisco City & County                        2,566,764
                    Public Utilities Commission,
                    California Waterworks Revenue
                    Series A, 5.00%, 11/01/2012
       2,285,000    California State Department of                     2,330,860
                    Water Resources, Water System
                    Revenue Series O,
                    5.00%, 12/01/2015
       3,660,000    Metropolitan Water District of                     4,193,043
                    Southern California Series A,
                    5.75%, 07/01/2021
                                                                    ------------
Total Water/Sewer Revenue (Cost $26,957,665)                          29,525,217
                                                                    ------------
Miscellaneous Revenue: 2.94%
       2,335,000    Long Beach, California Harbor                      2,387,468
                    Revenue Series A, AMT,
                    5.00%, 05/15/2000
       1,900,000    Long Beach, California Harbor                      2,006,096
                    Revenue, 7.15%, 05/15/2000
       1,235,000    Western Placer Waste Management                    1,280,090
                    Authority, California Revenue,
                    AMT, 6.25%, 07/01/2000
       2,450,000    Long Beach, California Harbor                      2,534,035
                    Revenue Series A, AMT,
                    5.00%, 05/15/2001
         700,000    Del Mar, California Race Track                       731,479
                    Authority Revenue,
                    6.00%, 08/15/2001

                      Schedule of Investments--Municipal Bond Portfolios      23

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       6,485,000    Los Angeles, California Harbor                  $  7,223,252
                    Department Revenue Series B, AMT,
                    5.75%, 08/01/2009
                                                                    ------------
Total Miscellaneous Revenue
(Cost $15,519,701)                                                    16,162,420
                                                                    ------------
Industrial Development/Pollution
Control Revenue: 0.77%
         650,000    Missouri State Environmental                         661,680
                    Improvement & Energy Resource
                    Authority, Chrysler Corporation
                    Project, 5.70%, 10/01/1999
       3,400,000    St. Charles Parish, Louisiana                      3,583,396
                    Pollution Control Revenue,
                    Louisiana Power & Light Co.
                    Project, 8.25%, 06/01/2014
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $4,250,986)                                      4,245,076
                                                                    ------------
Total Revenue (Cost $57,307,888)                                      61,199,742
                                                                    ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                     0.40%
--------------------------------------------------------------------------------
Housing: 0.40%
       2,140,000    California Housing Financing                       2,177,386
                    Agency Revenue, Home Mortgage
                    Series I, MBIA, AMT,
                    4.95%, 08/01/2028
                                                                    ------------
Total Housing (Cost $2,176,924)                                        2,177,386
                                                                    ------------
Total Asset-Backed Security
(Cost $2,176,924)                                                      2,177,386
                                                                    ------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $525,756,165)                  99.46%       $546,780,666
(Note D, below)
Cash and Other Assets, Less Liabilities                 0.54           2,976,782
                                                      ------        ------------
Net Assets (Equivalent to $14.19
per share based on 38,753,540
shares of capital stock outstanding)                  100.00%       $549,757,448
                                                      ======        ============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $7,000,000 principal amount segregated as collateral for when-issued securities
(C) When-issued security
(D) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


24      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein New York Municipal Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    2.38%
--------------------------------------------------------------------------------
Repurchase Agreement: 0.07%
         571,000    State Street Bank & Trust Co.,                  $    571,000
                    Repurchase Agreement, dated
                    09/30/1998, 5.35%, maturing
                    10/01/1998 for $571,085, collateral
                    375,000 principal amount U.S.
                    Treasury Bond, 12.00%,
                    08/15/2013, value $581,133
                                                                    ------------
Total Repurchase Agreement (Cost $571,000)                               571,000
                                                                    ------------
Tax Exempt Variable-Rate Demand Notes: 2.31%
       1,400,000    New York State Job Development                     1,400,000
                    Authority, State Guaranteed
                    Series A-1 through A-13, Daily Floater,
                    Putable Daily, 4.10%, 03/01/2002
       2,000,000    New York State Job Development                     2,000,000
                    Authority, State Guaranteed
                    Series A-1-A-42, Daily Floater,
                    Putable Daily, 4.10%, 03/01/2005
       7,000,000    New York State Job Development                     7,000,000
                    Authority, State Guaranteed
                    Series B-1, Daily Floater,
                    Putable Daily, AMT,
                    4.10%, 03/01/2005
       2,440,000    New York City Series A-4,                          2,440,000
                    Daily Floater, Putable Daily,
                    4.00%, 08/01/2021
       2,600,000    New York State Dormitory Authority,                2,600,000
                    Cornell University Series B,
                    Daily Floater, Putable Daily,
                    4.10%, 07/01/2025
       3,400,000    Long Island Power Authority, New                   3,400,000
                    York Electric Systems Revenue
                    Series 6, Daily Floater, Putable Daily,
                    4.10%, 05/01/2033
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $18,840,000)                                                    18,840,000
                                                                    ------------
Total Short-Term Investments
(Cost $19,411,000)                                                    19,411,000
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.87%
--------------------------------------------------------------------------------
       7,210,210    3.375%, 01/15/2007                                 7,099,807
                                                                    ------------
Total U.S. Treasury Inflation Protection Security
(Cost $7,018,942)                                                      7,099,807
                                                                    ------------


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     27.90%
--------------------------------------------------------------------------------
       1,690,000    Albany Parking Authority,                       $  1,694,428
                    New York, 6.875%, 11/01/2016,
                    Prerefunded 11/01/1998 @100
         330,000    Nassau County, New York Series L,                    331,106
                    FGIC, 6.30%, 11/15/1998,
                    Escrowed to Maturity
       2,000,000    New York State Dormitory                           2,086,260
                    Authority, State University
                    Series A, 7.125%, 05/15/2017,
                    Prerefunded 05/15/1999 @102
       1,000,000    Suffolk County Water Authority,                    1,044,790
                    New York, 7.125%, 06/01/2015,
                    Prerefunded 06/01/1999 @102
       1,000,000    New York City Series B,                            1,030,830
                    8.00%, 06/01/1999,
                    Escrowed to Maturity
       1,650,000    New York City Municipal Water                      1,721,032
                    Finance Authority Series A,
                    7.375%, 06/15/2009,
                    Prerefunded 06/15/1999 @101.50
       1,800,000    New York City Series I,                            1,895,184
                    7.75%, 08/15/2018,
                    Prerefunded 08/15/1999 @101.50
       1,000,000    Albany County, New York,                           1,036,700
                    7.00%, 10/01/1999,
                    Escrowed to Maturity
       1,000,000    Nassau County, New York Series H,                  1,040,110
                    AMBAC, 7.20%, 10/15/1999,
                    Escrowed to Maturity
       1,000,000    Triborough Bridge & Tunnel                         1,029,370
                    Authority, New York Toll Revenue
                    Series R, 6.00%, 01/01/2020,
                    Prerefunded 01/01/2000 @100
       2,000,000    New York State Urban Development                   2,121,060
                    Corp., Correctional Facilities
                    Series G, 7.00%, 01/01/2017,
                    Prerefunded 01/01/2000 @102
       1,000,000    New York City Series E,                            1,019,060
                    5.00%, 02/15/2000,
                    Escrowed to Maturity
       6,700,000    New York State Medical Care                        7,171,546
                    Facilities Finance Agency Series B,
                    7.45%, 02/15/2029,
                    Prerefunded 02/15/2000 @102
       6,195,000    New York City Series A,                            6,603,127
                    7.25%, 03/15/2020,
                    Prerefunded 03/15/2000 @101.50
       3,765,000    New York City Series A,                            4,039,280
                    7.75%, 03/15/2004,
                    Prerefunded 03/15/2000 @101.50
       1,195,000    New York State Dormitory                           1,286,166
                    Authority, State University
                    Series B, 7.25%, 05/15/2015,
                    Prerefunded 05/15/2000 @102

*See Note 1, page 26 in Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      25

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,375,000    New York State Dormitory                        $  2,568,040
                    Authority, State University
                    Series A, 7.625%, 05/15/2005,
                    Prerefunded 05/15/2000 @102
      18,275,000    New York State Dormitory                          19,781,774
                    Authority, State University
                    Series A, 7.70%, 05/15/2012,
                    Prerefunded 05/15/2000 @102
                    (Notes B & C, p. 34)
       5,000,000    New York City Municipal Water                      5,367,600
                    Finance Authority, Water & Sewer
                    Systems Revenue Series A,
                    7.25%, 06/15/2015,
                    Prerefunded 06/15/2000 @101.50
       1,000,000    MTA, New York Commuter Facilities                  1,083,880
                    Service Contract Series 3,
                    7.50%, 07/01/2016,
                    Prerefunded 07/01/2000 @102
       3,450,000    New York State Dormitory Authority,                3,749,667
                    City University Systems Series A,
                    7.625%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
         420,000    New York State Dormitory Authority,                  451,941
                    City University Systems Series A,
                    7.875%, 07/01/2002,
                    Prerefunded 07/01/2000 @100.50
       1,000,000    MTA, New York Commuter Facilities                  1,085,450
                    Service Contract Series 4,
                    7.875%, 07/01/2017,
                    Prerefunded 07/01/2000 @101.50
       2,250,000    MTA, New York Transit Facilities                   2,442,263
                    Service Contract Series 4,
                    7.875%, 07/01/2017,
                    Prerefunded 07/01/2000 @101.50
       3,950,000    New York State Dormitory Authority,                4,306,092
                    City University Systems Series F,
                    7.875%, 07/01/2017,
                    Prerefunded 07/01/2000 @102
      10,040,000    New York State Dormitory Authority,               10,945,106
                    City University Systems Series F,
                    7.875%, 07/01/2007,
                    Prerefunded 07/01/2000 @102
                    (Note D, p. 34)
       1,290,000    New York City Series L,                            1,326,004
                    5.25%, 08/01/2000,
                    Escrowed to Maturity
       4,905,000    New York City Series E,                            5,119,103
                    6.10%, 08/01/2000,
                    Escrowed to Maturity
       1,000,000    New York State Medical Care                        1,049,020
                    Facilities Finance Authority,
                    Brookdale Medical Center Secured
                    Hospital Program Series A,
                    6.35%, 08/15/2000,
                    Escrowed to Maturity


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       5,215,000    New York State Medical Care                     $  5,710,112
                    Facilities Finance Agency,
                    7.875%, 08/15/2020,
                    Prerefunded 08/15/2000 @102
       3,045,000    New York State Housing Finance                     3,339,817
                    Agency, Service Contract
                    Obligation Revenue Series A,
                    7.80%, 09/15/2020,
                    Prerefunded 09/15/2000 @102
       3,500,000    Virgin Islands Public Finance                      3,782,695
                    Authority Series B,
                    7.25%, 10/01/2007,
                    Prerefunded 10/01/2000 @101
       2,000,000    New York State Medical Care                        2,174,120
                    Facilities Finance Authority,
                    Mental Health Services Series A,
                    8.00%, 11/01/2000,
                    Escrowed to Maturity
      10,000,000    New York State Thruway Authority                  10,500,200
                    Service Contract,
                    6.00%, 01/01/2011,
                    Prerefunded 01/01/2001 @100
       6,645,000    New York State Urban Development                   7,048,152
                    Corp., Correctional Facilities
                    Series 2, 6.50%, 01/01/2021,
                    Prerefunded 01/01/2001 @100
      14,180,000    New York State Power Authority                    15,377,359
                    Revenue & General Purpose
                    Series Y, 6.75%, 01/01/2018,
                    Prerefunded 01/01/2001 @102
                    (Note E, p. 34)
       1,250,000    Triborough Bridge & Tunnel                         1,362,200
                    Authority, New York Revenue
                    Series T, 7.00%, 01/01/2020,
                    Prerefunded 01/01/2001 @102
       1,680,000    Triborough Bridge & Tunnel Authority               1,823,052
                    Series S, 7.00%, 01/01/2011,
                    Prerefunded 01/01/2001 @101.50
       3,245,000    Triborough Bridge & Tunnel Authority               3,521,312
                    Series S, 7.00%, 01/01/2021,
                    Prerefunded 01/01/2001 @101.50
         230,000    New York State Power Authority                       242,735
                    Series C, 9.50%, 01/01/2001,
                    Escrowed to Maturity
       1,000,000    New York State Local Government                    1,097,290
                    Assistance Corp. Series C,
                    7.00%, 04/01/2021,
                    Prerefunded 04/01/2001 @102
       4,595,000    New York State Local Government                    5,069,112
                    Assistance Corp. Series A,
                    7.25%, 04/01/2018,
                    Prerefunded 04/01/2001 @102
       9,310,000    New York State Local Government                   10,270,606
                    Assistance Corp. Series B,
                    7.25%, 04/01/2006,
                    Prerefunded 04/01/2001 @102

26      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,210,000    New York State Local Government                 $  3,560,147
                    Assistance Corp. Series B,
                    7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
       4,280,000    New York State Urban Development                   4,746,862
                    Corp., 7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
       2,050,000    New York City Series B,                            2,250,121
                    7.00%, 06/01/2015,
                    Prerefunded 06/01/2001 @101.50
       9,185,000    New York City Municipal Water                      9,992,086
                    Finance Authority Series A,
                    6.75%, 06/15/2017,
                    Prerefunded 06/15/2001 @101
       1,770,000    New York City Municipal Water                      1,978,559
                    Finance Authority, Water & Sewer
                    Systems Series C,
                    7.75%, 06/15/2020,
                    Prerefunded 06/15/2001 @101.50
         340,000    New York City Series L,                              351,264
                    5.00%, 08/01/2001,
                    Escrowed to Maturity
       4,825,000    New York State Medical Care                        5,385,568
                    Facilities Finance Agency,
                    Secured Hospital Revenue Bonds,
                    7.35%, 08/15/2011,
                    Prerefunded 08/15/2001 @102
       1,000,000    New York City Series A,                            1,122,430
                    7.75%, 08/15/2015,
                    Prerefunded 08/15/2001 @101.50
       1,925,000    Suffolk County, New York Series A,                 2,232,249
                    FGIC, 9.50%, 10/01/2001,
                    Escrowed to Maturity
       2,500,000    New York State Local Government                    2,726,275
                    Assistance Corp. Series B,
                    6.00%, 04/01/2006,
                    Prerefunded 04/01/2002 @102
       1,500,000    New York State Thruway Authority                   1,634,745
                    Service Contract, 6.25%, 04/01/2004,
                    Prerefunded 04/01/2002 @101
       1,955,000    New York State Power Authority                     2,075,311
                    Series CC, 5.00%, 01/01/2014,
                    Prerefunded 01/01/2003 @102
       5,490,000    New York State Power Authority                     5,827,854
                    Series CC, 5.00%, 01/01/2009,
    Prerefunded 01/01/2003 @103
       2,395,000    New York State Medical Care                        2,617,951
                    Facilities Finance Agency,
                    Hospital & Nursing Home Insured
                    Mortgage, FHA, 6.35%, 02/15/2012,
                    Prerefunded 02/15/2003 @102
       1,730,000    New York State Medical Care                        1,947,115
                    Facilities Finance Agency,
                    Hospital & Nursing, FHA,
                    6.125%, 02/15/2014,
                    Prerefunded 02/15/2004 @102


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,180,000    New York State Medical Care                     $  1,236,711
                    Facilities Finance Authority,
                    Insured Mortgage Project Series A,
                    FHA, 5.40%, 08/15/2004,
                    Escrowed to Maturity
       2,800,000    New York State Thruway Authority                   3,119,984
                    General Revenue Series C, FGIC,
                    5.75%, 01/01/2009,
                    Prerefunded 01/01/2005 @102
         900,000    New York City Series B,                            1,032,858
                    6.30%, 08/15/2008,
                    Prerefunded 08/15/2005 @101
       2,220,000    New York State Power Authority                     2,573,158
                    Series W, 6.50%, 01/01/2008,
                    Escrowed to Maturity
       4,670,000    Niagara Falls Bridge Commission,                   5,551,743
                    New York Toll Revenue,
                    6.30%, 10/01/2012,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $223,141,244)                                                  227,707,742
                                                                    ------------
--------------------------------------------------------------------------------
INSURED:                                                                  32.11%
--------------------------------------------------------------------------------
       1,000,000    Suffolk County, New York Series A,                 1,011,250
                    AMBAC, 5.00%, 06/15/1999
       2,550,000    Suffolk County, New York Series D,                 2,580,753
                    FGIC, 4.875%, 08/01/1999
       1,620,000    Nassau County, New York Series W,                  1,636,151
                    FGIC, 4.50%, 09/01/1999
       2,130,000    Nassau County, New York Series T,                  2,162,994
                    FGIC, 5.125%, 09/01/1999
       1,380,000    Suffolk County, New York Series B,                 1,401,459
                    FGIC, 4.75%, 11/01/1999
       4,850,000    Nassau County, New York Series X,                  4,938,609
                    AMBAC, 5.00%, 11/01/1999
       3,620,000    Nassau County, New York Series U,                  3,690,880
                    AMBAC, 5.125%, 11/01/1999
       5,035,000    New York City Trust Cultural                       5,125,529
                    Resource Revenue, Museum of
                    Modern Art Series 1, AMBAC,
                    5.00%, 01/01/2000
       3,385,000    New York State Dormitory                           3,438,382
                    Authority, Columbia Presbyterian
                    FHA Hospital Series A, AMBAC,
                    4.75%, 02/15/2000
       5,325,000    New York City Health & Hospital                    5,417,708
                    Corp. Series A, Connie Lee,
                    4.875%, 02/15/2000
       1,000,000    New York State Thruway Authority,                  1,017,980
                    Highway & Bridge Trust Fund
                    Series A, AMBAC, 4.75%, 04/01/2000
       1,470,000    New York State Thruway Authority,                  1,522,861
                    Highway & Bridge Trust Fund
                    Series A, AMBAC,
                    6.00%, 04/01/2000

                      Schedule of Investments--Municipal Bond Portfolios      27

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,255,000    Nassau County, New York Series Q,               $  2,308,895
                    FGIC, 5.00%, 08/01/2000
       1,000,000    Suffolk County, New York Series B,                 1,016,200
                    AMBAC, 4.50%, 08/15/2000
       1,085,000    Erie County, New York Series B,                    1,117,691
                    FGIC, 5.25%, 08/15/2000
       1,335,000    Erie County, New York Series A,                    1,375,224
                    FGIC, 5.25%, 08/15/2000
       1,005,000    North Hempstead, New York Series A,                1,024,336
                    FGIC, 4.50%, 01/15/2001
       2,940,000    New York State Dormitory                           3,012,412
                    Authority, Columbia Presbyterian
                    FHA Hospital Series A, AMBAC,
                    4.75%, 02/15/2001
       1,000,000    Longwood Central School District,                  1,029,230
                    Middle Island, New York, FSA,
                    4.75%, 06/15/2001
       1,460,000    New York State Dormitory                           1,494,149
                    Authority, Good Samaritan
                    Hospital, Asset Guaranty,
                    4.75%, 07/01/2001
       1,180,000    Suffolk County, New York Series B,                 1,207,293
                    AMBAC, 4.50%, 08/15/2001
       2,425,000    Islip, New York Refunding Public                   2,502,042
                    Improvement Series C, FSA,
                    4.75%, 01/15/2002
       1,340,000    New York State Dormitory                           1,618,586
                    Authority, City University Series D,
                    FGIC, 8.75%, 07/01/2003
       1,000,000    Niagara Frontier Authority, New                    1,088,040
                    York Airport Revenue, Greater
                    Buffalo International Airport,
                    AMBAC, AMT,
                    5.75%, 04/01/2004
       3,615,000    New York State Project Finance                     3,777,060
                    Agency, HUD Section 236-Series A,
                    FSA, 4.95%, 11/01/2006
       2,025,000    New York State Urban Development                   2,158,508
                    Corp., Correctional Facilities
                    Revenue, AMBAC,
                    5.00%, 01/01/2007
       4,285,000    Suffolk County, New York,                          4,857,090
                    Southwest Sewer District, MBIA,
                    6.00%, 02/01/2007
       1,810,000    New York State Local Government                    2,060,015
                    Assistance Corp. Series A, AMBAC,
                    6.00%, 04/01/2007
       5,360,000    New York State Dormitory                           5,871,719
                    Authority Series B, FGIC,
                    5.375%, 05/15/2007
       4,000,000    Westchester County Industrial                      4,335,480
                    Development Agency, New York
                    Resource Recovery Revenue Series A,
                    AMBAC, 5.60%, 07/01/2007


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    MTA, New York Commuter Facilities               $  1,142,240
                    Series A, MBIA, 6.00%, 07/01/2007
       1,500,000    New York State Dormitory                           1,713,360
                    Authority, Rochester Institute of
                    Technology, MBIA,
                    6.00%, 07/01/2007
       2,500,000    MTA, New York Transit Authority,                   2,855,600
                    Commuter Facilities Series C-1,
                    FGIC, 6.00%, 07/01/2007
       2,500,000    MTA, New York Commuter Facilities                  2,873,850
                    Series A, MBIA,
                    6.10%, 07/01/2007
       2,400,000    MTA, New York Transit Facilities                   2,793,936
                    Series K, MBIA,
                    6.30%, 07/01/2007
       2,880,000    Yonkers, New York Series C, AMBAC,                 3,067,891
                    5.00%, 08/01/2007
       1,265,000    New York State Urban Development                   1,394,865
                    Corp., Correctional Facilities
                    Series A, AMBAC,
                    5.50%, 01/01/2008
       1,345,000    Babylon, New York Series A, AMBAC,                 1,862,220
                    9.20%, 01/15/2008
       6,990,000    New York State Dormitory Authority,                6,990,000
                    Insured Mortgage Hospital, Sound
                    Shore Medical Center, FHA, MBIA,
                    4.35%, 02/01/2008
       2,000,000    MTA, New York Dedicated Tax                        2,147,760
                    Series A, MBIA,
                    5.10%, 04/01/2008
       2,300,000    New York State Dormitory                           2,543,915
                    Authority, State University
                    Series A, AMBAC,
                    5.50%, 05/15/2008
       4,200,000    Suffolk County, New York,                          4,514,538
                    Waterworks Authority Revenue,
                    MBIA, 5.10%, 06/01/2008
       1,485,000    New York State Dormitory                           1,558,448
                    Authority, New York University
                    Series B, MBIA,
                    5.00%, 07/01/2008
       1,910,000    MTA, New York Transit Facilities                   2,152,646
                    Service Contract Series O, AMBAC,
                    5.75%, 07/01/2008
       4,575,000    New York State Series B, AMBAC,                    4,997,135
                    5.625%, 08/15/2008
       1,000,000    New York State Thruway Authority,                  1,074,320
                    Highway & Bridge Trust Fund
                    Series A, MBIA,
                    5.25%, 04/01/2009
       2,165,000    New York State Thruway Authority,                  2,332,095
                    Highway & Bridge Trust Fund
                    Series B, MBIA,
                    5.30%, 04/01/2009

28      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       4,055,000    New York State Dormitory                        $  4,502,429
                    Authority, State University
                    Series A, FGIC,
                    5.50%, 05/15/2009
       1,175,000    New York City Municipal Water                      1,296,378
                    Finance Authority Series A, MBIA,
                    5.75%, 06/15/2009
       1,000,000    New York State Dormitory                           1,132,800
                    Authority, City University Series A,
                    AMBAC, 5.75%, 07/01/2009
       8,535,000    New York State Dormitory                           9,668,448
                    Authority, City University Second
                    Series A, FSA,
                    5.75%, 07/01/2009
       1,125,000    Nassau County, New York Combined                   1,292,209
                    Sewer Districts Series A, AMBAC,
                    6.00%, 07/01/2009
       1,495,000    MTA, New York Commuter Facilities                  1,738,386
                    Revenue Series A, MBIA,
                    6.10%, 07/01/2009
       1,550,000    Babylon, New York Waste                            2,184,896
                    Facilities, FGIC,
                    9.00%, 08/01/2009
       1,000,000    Hempstead Town Industrial                          1,052,850
                    Development Agency, New York
                    American Ref-Fuel Co. Project, MBIA,
                    5.00%, 12/01/2009
       1,090,000    Nassau County, New York Series G,                  1,196,188
                    MBIA, 5.40%, 01/15/2010
       1,000,000    New York State Local Government                    1,063,650
                    Assistance Corp. Series A, AMBAC,
                    5.125%, 04/01/2010
       1,120,000    Nassau County, New York                            1,242,786
                    Combined Sewer Districts Series A,
                    AMBAC, 5.50%, 07/01/2010
       1,000,000    New York State Dormitory                           1,160,350
                    Authority, State University
                    Series A, AMBAC,
                    6.00%, 07/01/2010
       4,390,000    Port Authority of New York &                       4,641,020
                    New Jersey Revenue, MBIA, AMT,
                    5.25%, 09/01/2010
       7,355,000    Triborough Bridge & Tunnel                         7,845,211
                    Authority, New York Special
                    Obligation Series A, FGIC,
                    5.25%, 01/01/2011
       2,060,000    New York State Thruway Authority                   2,208,258
                    Highway & Bridge Trust Fund
                    Series C, FGIC, 5.25%, 04/01/2011
       2,585,000    Oneida-Herkimer, New York Solid                    2,842,905
                    Waste Management Systems, FSA,
                    5.50%, 04/01/2011
       7,350,000    New York State Thruway Authority,                  8,050,235
                    Highway & Bridge Trust Fund
                    Series A, FGIC, 5.50%, 04/01/2011


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,940,000    MTA, New York Dedicated Tax                     $  4,655,465
                    Series A, MBIA, 6.25%, 04/01/2011
       3,415,000    New York State Dormitory Authority,                3,523,085
                    New York University Series A, MBIA,
                    5.00%, 07/01/2011
       1,000,000    New York State Dormitory Authority,                1,069,110
                    Ithaca College, AMBAC,
                    5.25%, 07/01/2011
       1,085,000    New York State Dormitory Authority,                1,155,557
                    New York Medical College, MBIA,
                    5.25%, 07/01/2011
       1,000,000    Nassau County, New York Series A,                  1,159,990
                    AMBAC, 6.00%, 07/01/2011
       1,320,000    New York City Series J, MBIA,                      1,410,684
                    5.25%, 08/01/2011
       8,620,000    New York City Series G, MBIA,                      9,191,334
                    5.25%, 08/01/2011
       4,500,000    Babylon, New York Waste Facilities,                6,522,705
                    FGIC, 9.00%, 08/01/2011
       2,725,000    New York City Educational                          2,908,828
                    Construction Fund, MBIA,
                    5.50%, 10/01/2011
       1,000,000    Nassau County, New York Series A,                  1,160,210
                    FGIC, 6.00%, 07/01/2012
       1,630,000    Islip, New York Resource Recovery                  1,779,976
                    Agency Revenue Series B, AMBAC,
                    AMT, 6.125%, 07/01/2012
       6,940,000    New York City Series J, FGIC,                      7,414,280
                    5.35%, 08/01/2012
       1,000,000    New York State Dormitory Authority,                1,060,660
                    Mental Health Services Facilities,
                    MBIA, 5.25%, 08/15/2012
       1,110,000    New York State Dormitory                           1,166,488
                    Authority, Mental Health Services
                    Facilities Improvement Series D,
                    MBIA, 5.25%, 02/15/2013
       1,000,000    New York City Municipal Water                      1,145,420
                    Finance Authority Series A, AMBAC,
                    5.875%, 06/15/2013
       1,000,000    Nassau County, New York Series A,                  1,160,260
                    FGIC, 6.00%, 07/01/2013
       1,095,000    Clifton Park, New York Water                       1,111,107
                    Authority, FGIC,
                    5.00%, 10/01/2014
       1,050,000    New York State Medical Care                        1,157,930
                    Facilities Finance Authority,
                    Mental Health Services, MBIA,
                    6.15%, 02/15/2015
      13,450,000    Long Island Power Authority, New                  13,711,199
                    York Electric Systems Revenue
                    General Series A, FSA,
                    5.00%, 12/01/2015 (Note F, p. 34)
       1,985,000    New York State Dormitory Authority,                2,323,065
                    New York State University
                    Series A, MBIA, 6.00%, 07/01/2017

                      Schedule of Investments--Municipal Bond Portfolios      29

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
      10,385,000    Triborough Bridge & Tunnel                      $ 10,645,457
                    Authority, New York Special
                    Obligation, Refunding Series A,
                    MBIA, 5.125%, 01/01/2018
                    (Note G, p. 34)
      10,000,000    Long Island Power Authority, New                  10,087,400
                    York Electric Systems Revenue,
                    General Series A, FSA,
                    5.00%, 12/01/2018
       1,365,000    New York State Dormitory                           1,558,762
                    Authority, New York University
                    Series A, MBIA,
                    5.75%, 07/01/2020
                                                                    ------------
Total Insured (Cost $250,167,573)                                    262,011,316
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            24.62%
--------------------------------------------------------------------------------
State General Obligations: 1.68%
       1,500,000    New York State,                                    1,545,570
                    6.20%, 11/01/1999
       1,355,000    New York State,                                    1,405,718
                    6.875%, 11/01/1999
       3,730,000    New York State,                                    3,911,875
                    7.80%, 11/15/1999
       4,640,000    New York State,                                    4,730,016
                    5.00%, 03/01/2000
       1,000,000    New York State Series D,                           1,015,830
                    4.50%, 07/15/2000
       1,000,000    Puerto Rico Commonwealth,                          1,073,770
                    7.00%, 07/01/2001
                                                                    ------------
Total State General Obligations
(Cost $13,456,356)                                                    13,682,779
                                                                    ------------
Local General Obligations: 9.01%
       7,235,000    Westchester County, New York                       7,351,194
                    Series D, 4.625%, 11/15/1999
       1,640,000    Oyster Bay, New York Series A,                     1,660,976
                    4.40%, 12/01/1999
       2,000,000    New York City Series B,                            2,094,220
                    7.40%, 02/01/2000
       6,085,000    Monroe County, New York Series A,                  6,209,742
                    5.00%, 03/01/2000
       1,025,000    Monroe County, New York Series B,                  1,046,013
                    5.00%, 03/01/2000
       2,550,000    Monroe County, New York,                           2,595,033
                    4.60%, 06/01/2000
       1,000,000    Orange County, New York,                           1,019,350
                    4.625%, 07/15/2000
       7,710,000    New York City Series L,                            7,923,799
                    5.25%, 08/01/2000
       1,000,000    New York City Series A,                            1,040,830
                    6.00%, 08/01/2000
         155,000    New York City Series D,                              159,456
                    7.875%, 08/01/2000
       1,050,000    Manhasset Union Free School                        1,134,892
                    District, New York, 7.30%, 01/01/2001


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,005,000    New York City Series G,                         $  3,101,280
                    5.00%, 08/01/2001
       1,275,000    New York City Series L,                            1,315,851
                    5.00%, 08/01/2001
         615,000    New York City Series C,                              666,445
                    6.30%, 08/01/2002
       1,180,000    New York City Series D,                            1,244,487
                    5.40%, 02/15/2003
       1,015,000    New York City Series B,                            1,136,191
                    6.75%, 08/15/2003
       4,315,000    New York City Series B,                            4,834,008
                    7.50%, 02/01/2004
       1,000,000    Westchester County, New York,                      1,179,540
                    7.10%, 12/01/2004
       1,000,000    New York City Series C,                            1,078,690
                    5.60%, 02/01/2005
       1,310,000    New York City Series G,                            1,434,175
                    5.75%, 02/01/2006
       1,000,000    New York City Series I,                            1,129,060
                    6.25%, 04/15/2006
       1,300,000    Westchester County, New York,                      1,557,985
                    Series A, 6.75%, 02/01/2007
       7,575,000    New York City Series F,                            8,247,660
                    5.50%, 08/01/2007
       4,455,000    New York City Series B,                            5,006,885
                    6.30%, 08/15/2008
       2,600,000    Onondaga County, New York,                         2,944,630
                    5.70%, 04/01/2009
       2,040,000    Onondaga County, New York,                         2,314,625
                    5.70%, 04/01/2010
       1,000,000    Orange County, New York,                           1,168,420
                    6.00%, 11/15/2010
       2,600,000    Onondaga County, New York,                         2,957,006
                    5.70%, 04/01/2011
                                                                    ------------
Total Local General Obligations
(Cost $69,600,936)                                                    73,552,443
                                                                    ------------
Tax Lease: 6.98%
       1,700,000    New York State Dormitory Authority,                1,740,528
                    State University Series B,
                    7.25%, 05/15/1999
       2,600,000    New York State Medical Care                        2,627,482
                    Facilities Finance Authority,
                    Mental Health Services Series F,
                    4.60%, 08/15/1999
       1,550,000    New York State Urban Development                   1,572,971
                    Corp., Correctional Facilities,
                    5.00%, 01/01/2000
       1,175,000    New York State Urban Development                   1,206,772
                    Corp., Center for Industrial
                    Innovation, 6.00%, 01/01/2000
       1,000,000    New York State Certificates of                     1,007,810
                    Participation, 4.375%, 02/01/2000
       3,055,000    New York State Thruway Authority                   3,122,546
                    Service Contract Revenue,
                    5.20%, 04/01/2000

30     Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
         525,000    New York State Energy Research &                $    541,795
                    Development Authority, Western
                    New York Nuclear Service Center
                    Project, 6.00%, 04/01/2000
       1,920,000    MTA, New York Transit Facilities                   1,989,619
                    Service Contract Series O,
                    5.25%, 07/01/2001
       3,505,000    MTA, New York Commuter Facilities                  3,636,718
                    Service Contract Series O,
                    5.25%, 07/01/2001
       2,665,000    New York State Dormitory Authority,                2,740,313
                    Wyckoff Heights Hospital Secured
                    Hospital Program, 5.00%, 02/15/2002
       3,820,000    New York State Dormitory Authority,                3,927,953
                    Jamaica Hospital Secured Hospital
                    Program, 5.00%, 02/15/2002
         720,000    New York State Medical Care                          784,274
                    Facilities Finance Authority,
                    Mental Health Services Series F,
                    6.20%, 02/15/2003
       2,000,000    New York State Thruway Authority                   2,158,020
                    Service Contract, 6.20%, 04/01/2003
       1,000,000    Puerto Rico Commonwealth Urban                     1,055,630
                    Renewal & Housing Corp.,
                    7.875%, 10/01/2004
       2,000,000    New York State Urban Development                   2,199,080
                    Corp., Correctional Facilities
                    Series 5, 6.00%, 01/01/2005
       1,165,000    MTA, New York Transit Facilities                   1,240,166
                    Service Contract,
                    5.30%, 07/01/2005
       1,020,000    New York State Dormitory Authority,                1,110,790
                    City University Series A,
                    5.70%, 07/01/2005
       1,780,000    New York State Dormitory                           1,938,438
                    Authority, City University Series D,
                    5.70%, 07/01/2005
       1,000,000    New York State Urban Development                   1,064,890
                    Corp., Correctional Facilities
                    Series 4, 5.25%, 01/01/2006
       1,645,000    MTA, New York Transit Facilities                   1,769,658
                    Service Contract,
                    5.40%, 07/01/2006
       1,250,000    MTA, New York Transit Facilities                   1,354,663
                    Service Contract,
                    5.45%, 07/01/2007
       3,510,000    New York State Dormitory                           3,885,324
                    Authority, City University Series 2,
                    5.75%, 07/01/2007
       2,980,000    New York State Dormitory                           3,463,177
                    Authority, Mental Health Services,
                    6.50%, 02/15/2008
       1,905,000    New York State Thruway Authority                   1,976,780
                    Service Contract,
                    5.125%, 04/01/2008


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,505,000    New York State Dormitory                        $  1,664,816
                    Authority, Mental Health Services,
                    5.70%, 02/15/2009
       1,505,000    New York State Dormitory                           1,766,990
                    Authority, Mental Health Services,
                    6.50%, 02/15/2009
       2,215,000    New York State Urban Development                   2,446,999
                    Corp., Correctional Facilities
                    Series A, 5.70%, 04/01/2009
       1,125,000    New York State Dormitory                           1,249,718
                    Authority, City University Series A,
                    5.75%, 07/01/2009
       1,490,000    Triborough Bridge & Tunnel Authority,              1,702,996
                    New York Convention Center
                    Series E, 6.00%, 01/01/2011
                                                                    ------------
Total Tax Lease (Cost $53,478,524)                                    56,946,916
                                                                    ------------
Special Tax: 6.95%
         695,000    MAC New York Series I,                               703,465
                    5.00%, 07/01/1999
       1,000,000    MAC New York Series L,                             1,012,180
                    5.00%, 07/01/1999
       4,930,000    New York State Thruway Authority,                  4,986,596
                    Highway & Bridge Trust Fund
                    Series A, 4.50%, 04/01/2000
       6,805,000    MAC New York Series I,                             6,969,613
                    5.00%, 07/01/2000
       6,880,000    MAC New York Series L,                             7,075,186
                    5.25%, 07/01/2000
       5,650,000    MAC New York Series E,                             5,833,851
                    5.50%, 07/01/2000
       4,935,000    MAC New York Series E,                             5,177,160
                    5.50%, 07/01/2001
       3,035,000    New York State Local Government                    3,445,362
                    Assistance Corp. Series A,
                    6.00%, 04/01/2008
       2,440,000    MAC New York Series L,                             2,806,878
                    6.00%, 07/01/2008
       1,925,000    New York State Local Government                    2,116,634
                    Assistance Corp. Series A,
                    5.90%, 04/01/2012
       8,095,000    New York City Transitional                         8,544,354
                    Finance Authority Second Series C,
                    5.25%, 05/01/2012
       1,740,000    New York State Local Government                    1,823,485
                    Assistance Corp. Series D,
                    5.375%, 04/01/2014
       5,355,000    New York State Local Government                    6,230,918
                    Assistance Corp. Series E,
                    6.00%, 04/01/2014
                                                                    ------------
Total Special Tax (Cost $54,341,221)                                  56,725,682
                                                                    ------------
Total Tax Supported (Cost $190,877,037)                              200,907,820
                                                                    ------------

                      Schedule of Investments--Municipal Bond Portfolios      31

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
REVENUE:                                                                  11.80%
--------------------------------------------------------------------------------
Airport Revenue: 1.10%
       4,040,000    New York City Industrial Development            $  4,110,458
                    Agency, Special Facilities Revenue,
                    Terminal One Group Association
                    Limited Partnership Project, AMT,
                    5.30%, 01/01/2000
       1,300,000    Denver City & County, Colorado                     1,456,468
                    Airport Revenue Series B, AMT,
                    7.25%, 11/15/2005
       1,495,000    New York City Industrial Development               1,630,253
                    Agency, Special Facilities Revenue,
                    Terminal One Group Association
                    Limited Partnership Project, AMT,
                    6.00%, 01/01/2007
         115,000    Denver City & County, Colorado                       133,825
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
         310,000    Denver City & County, Colorado                       356,001
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
       1,000,000    Denver City & County, Colorado                     1,282,930
                    Airport Revenue Series D, AMT,
                    7.75%, 11/15/2013
                                                                    ------------
Total Airport Revenue (Cost $8,308,071)                                8,969,935
                                                                    ------------
Electric Revenue: 0.51%
       1,100,000    Guam Power Authority Revenue                       1,100,000
                    Series A, 5.30%, 10/01/1998
       1,405,000    Virgin Islands Water & Power                       1,429,714
                    Authority, Electric Systems
                    Revenue, 5.00%, 07/01/2000
       1,595,000    Virgin Islands Water & Power                       1,632,147
                    Authority, Electric Systems
                    Revenue, 5.00%, 07/01/2001
                                                                    ------------
Total Electric Revenue (Cost $4,142,448)                               4,161,861
                                                                    ------------
Health Care Revenue: 0.67%
         750,000    New York State Dormitory                             756,630
                    Authority, Grace Manor Health
                    Care, SONYMA,
                    4.80%, 07/01/1999
       1,410,000    New York State Medical Care                        1,522,038
                    Facilities Finance Authority,
                    Hospital & Nursing Home Insured
                    Mortgage, FHA,
                    5.875%, 02/15/2005
       1,000,000    New York State Dormitory                           1,077,660
                    Authority, St. John's Nursing
                    Home, FHA, 5.35%, 02/01/2006
       1,825,000    New York State Medical Care                        1,945,724
                    Facilities Finance Agency,
                    Hospital & Nursing Home Insured
                    Mortgage Series A, FHA,
                    6.125%, 02/15/2014


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
         155,000    New York State Medical Care                     $    160,388
                    Facilities Finance Agency,
                    Hospital & Nursing Home Insured
                    Mortgage Series A, FHA,
                    8.00%, 02/15/2028
                                                                    ------------
Total Health Care Revenue (Cost $5,151,110)                            5,462,440
                                                                    ------------
Higher Education Revenue: 0.61%
       1,000,000    New York State Dormitory                           1,037,470
                    Authority, Columbia University,
                    5.00%, 07/01/2001
       1,000,000    New York State Dormitory                           1,114,210
                    Authority, Columbia University,
                    5.625%, 07/01/2006
       1,290,000    New York State Dormitory                           1,460,112
                    Authority, Columbia University,
                    5.75%, 07/01/2007
       1,250,000    New York State Dormitory                           1,353,788
                    Authority, Columbia University,
                    5.375%, 07/01/2011
                                                                    ------------
Total Higher Education Revenue
(Cost $4,591,918)                                                      4,965,580
                                                                    ------------
Toll Revenue: 3.64%
       8,855,000    Triborough Bridge & Tunnel                         9,020,677
                    Authority, New York Toll Revenue
                    Series A, 5.00%, 01/01/2000
         725,000    Triborough Bridge & Tunnel                           804,344
                    Authority, New York Toll Revenue
                    Series Y, 5.80%, 01/01/2006
       3,105,000    Triborough Bridge & Tunnel                         3,732,862
                    Authority, New York Toll Revenue
                    Series X, 6.60%, 01/01/2010
       1,000,000    New York State Thruway Authority,                  1,066,650
                    General Revenue Series E,
                    5.25%, 01/01/2011
       2,370,000    Triborough Bridge & Tunnel                         2,432,592
                    Authority, New York Toll Revenue
                    Series A, 5.00%, 01/01/2012
       1,960,000    Triborough Bridge & Tunnel                         2,263,447
                    Authority, New York Toll Revenue
                    Series Y, 6.00%, 01/01/2012
       9,370,000    Triborough Bridge & Tunnel                        10,390,393
                    Authority, New York Toll Revenue,
                    General Purpose Series Y,
                    5.50%, 01/01/2017
                                                                    ------------
Total Toll Revenue (Cost $28,485,339)                                 29,710,965
                                                                    ------------
Water/Sewer Revenue: 4.55%
       2,510,000    New York State Environmental                       2,766,773
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 92-B,
                    6.25%, 09/15/2005

32      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,510,000    New York State Environmental                    $  2,780,729
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 92-B,
                    6.35%, 09/15/2006
       1,000,000    Ulster County Resource Recovery                    1,075,530
                    Agency, New York Solid Waste
                    System, 5.90%, 03/01/2007
       1,000,000    New York State Environmental                       1,102,070
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund, New York City Municipal
                    Water Finance Authority Series
                    94-A, 5.75%, 06/15/2007
       1,885,000    New York State Environmental                       2,153,481
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund, New York City Municipal
                    Water Finance Authority Series
                    97-D, 6.00%, 06/15/2007
       2,975,000    New York State Environmental                       3,208,210
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-A,
                    5.20%, 05/15/2008
       3,085,000    New York State Environmental                       3,335,163
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-A,
                    5.30%, 05/15/2009
       1,485,000    New York City Municipal Water                      1,702,241
                    Finance Authority Series A,
                    6.00%, 06/15/2009
         780,000    New York State Environmental                         845,356
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-A,
                    5.40%, 05/15/2010
       3,865,000    New York State Environmental                       4,062,231
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 96-A,
                    4.95%, 06/15/2010
       3,800,000    New York State Environmental                       4,104,950
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund, New York City
                    Municipal Water Finance
                    Authority Series 95-B,
                    5.50%, 06/15/2010
       1,000,000    New York City Municipal Water                      1,146,950
                    Finance Authority Series A,
                    6.00%, 06/15/2010


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       4,680,000    New York State Environmental                    $  5,313,625
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund, New York City Municipal
                    Water Finance Authority Series
                    94-A, 5.75%, 06/15/2011
       2,380,000    New York State Environmental                       2,505,497
                    Facilities Corp., Huntington
                    Project Series A, AMT,
                    7.50%, 10/01/2012
       1,015,000    New York State Environmental                       1,044,516
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 96-A,
                    5.20%, 12/15/2015
                                                                     -----------
Total Water/Sewer Revenue (Cost $34,054,929)                          37,147,322
                                                                     -----------
Miscellaneous Revenue: 0.72%
       1,000,000    Port Authority of New York &                       1,016,590
                    New Jersey, Consolidated-One
                    Hundred Twelfth Series,
                    4.50%, 12/01/2000
       3,495,000    Battery Park City Authority,                       3,824,648
                    New York Revenue,
                    6.00%, 11/01/2003
       1,000,000    Port Authority of New York &                       1,038,030
                    New Jersey Revenue,
                    5.125%, 11/15/2011
                                                                     -----------
Total Miscellaneous Revenue (Cost $5,612,778)                          5,879,268
                                                                     -----------
Total Revenue (Cost $90,346,593)                                      96,297,371
                                                                     -----------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $780,962,389)                     99.68%    $813,435,056
(Note H, p. 34)
Cash and Other Assets, Less Liabilities                    0.32        2,647,020
                                                         ------     ------------
Net Assets (Equivalent to $13.87
per share based on 58,817,028
shares of capital stock outstanding)                     100.00%    $816,082,076
                                                         ======     ============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                     Contract        Unrealized
Quantity   Description                                Amount        Depreciation
--------------------------------------------------------------------------------
246        U.S. 30 Year                             $31,775,000     $  (566,313)
           Treasury Bond
           December 1998
                                                                    ------------
Total Short Futures Contract                                        $  (566,313)
                                                                    ------------
--------------------------------------------------------------------------------

                       Schedule of Investments--Municipal Bond Portfolios     33

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    Connie Lee-Connie Lee Insurance Company
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    SONYMA-State of New York Mortgage Agency
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) $800,000 principal amount pledged as collateral for futures transactions
(C) $17,475,000 principal amount segregated as collateral for futures transactions
(D) $10,040,000 principal amount segregated as collateral for futures transactions
(E) $14,180,000 principal amount segregated as collateral for when-issued securities
(F) $13,450,000 principal amount segregated as collateral for futures transactions
(G) When-issued security
(H) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.




--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                        Diversified Municipal Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE:                                      1.90%
--------------------------------------------------------------------------------
       3,005,000    Los Angeles Regional Airports                   $  3,005,000
                    Improvement Corp., California,
                    Daily Floater, Putable Daily, AMT,
                    4.10%, 12/01/2025
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $3,005,000)                                                      3,005,000
                                                                    ------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     12.72%
--------------------------------------------------------------------------------
         120,000    District of Columbia Series C,                       120,277
                    4.90%, 12/01/1998,
                    Escrowed to Maturity
       1,000,000    Pennsylvania Turnpike Commission                   1,066,430
                    Revenue Series K,
                    7.50%, 12/01/2019,
                    Prerefunded 02/01/1999 @102
       1,000,000    Broward County School District,                    1,033,670
                    Florida, 7.125%, 02/15/2008,
                    Prerefunded 02/15/1999 @102
          20,000    District of Columbia Series A,                        20,166
                    4.70%, 06/01/1999,
                    Escrowed to Maturity
       1,000,000    Washington Public Power Supply                     1,050,240
                    System Revenue, Nuclear Project
                    No. 1, 7.50%, 07/01/2007,
                    Prerefunded 07/01/1999 @102
       1,000,000    Maryland State Department of                       1,056,400
                    Transportation, Second Issue,
                    6.80%, 11/01/2005,
                    Prerefunded 11/01/1999 @102
       1,000,000    Pennsylvania Turnpike Commission                   1,066,430
                    Revenue Series K, 7.50%, 12/01/2012,
                    Prerefunded 12/01/1999 @102
       4,340,000    Pinellas County Health Facilities                  4,714,368
                    Authority, Florida, Sun Coast
                    Health Systems Revenue,
                    8.50%, 03/01/2020,
                    Prerefunded 03/01/2000 @102
                    (Notes B & C, p. 38)
       1,000,000    Massachusetts Water Resources                      1,073,210
                    Authority Series A,
                    7.375%, 04/01/2003,
                    Prerefunded 04/01/2000 @102
       1,375,000    Massachusetts Water Resources                      1,481,645
                    Authority Series A,
                    7.625%, 04/01/2014,
                    Prerefunded 04/01/2000 @102

*See Note 1, page 26 in Notes to Financial Statements.

34      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
       1,120,000    Pennsylvania State Series A,                    $  1,192,654
                    7.00%, 05/01/2003,
                    Prerefunded 05/01/2000 @101.50
       1,615,000    Scottsdale, Arizona,                               1,734,284
                    6.90%, 07/01/2008,
                    Prerefunded 07/01/2000 @102
       2,100,000    Jacksonville Transportation                        2,271,780
                    Authority, Florida,
                    7.375%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
       2,115,000    Sedona, Arizona Sewer Revenue                      2,292,406
                    Series A, 7.50%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
                                                                    ------------
Total Prerefunded/Escrowed (Cost $20,161,654)                         20,173,960
                                                                    ------------
--------------------------------------------------------------------------------
INSURED:                                                                  24.91%
--------------------------------------------------------------------------------
       1,000,000    New Orleans, Louisiana Water                       1,005,680
                    Revenue, MBIA,
                    7.00%, 12/01/1998
       1,000,000    Johnston County, North Carolina,                   1,009,650
                    FGIC, 4.90%, 05/01/1999
       1,000,000    Platte River Power Authority,                      1,011,670
                    Colorado Power Revenue Series DD,
                    MBIA, 5.00%, 06/01/1999
       1,000,000    East Stroudsburg School District,                  1,013,500
                    Pennsylvania Series A, FGIC,
                    4.50%, 11/15/1999
       1,000,000    Michigan State Trunk Line Series B,                1,015,120
                    FGIC, 4.70%, 11/15/1999
       1,545,000    Hamilton County, Ohio Sewer                        1,565,966
                    Systems Revenue Series A, FGIC,
                    4.50%, 12/01/1999
         885,000    Belmont County, Ohio Health                          887,283
                    Systems Revenue, East Ohio
                    Regional Hospital, ACA,
                    4.20%, 01/01/2000
       1,000,000    El Paso County, Texas                              1,015,100
                    Certificates of Obligation, FGIC,
                    4.75%, 02/15/2000
       2,000,000    Mansfield Independent School                       2,076,260
                    District, Texas, PSF Guaranteed,
                    6.50%, 02/15/2000
       1,000,000    Amesbury, Massachusetts, FGIC,                     1,009,050
                    4.25%, 03/15/2000
       1,005,000    Texas State University Systems                     1,018,587
                    Revenue Series A, FSA,
                    4.50%, 03/15/2000
       4,245,000    Texas State University Systems                     4,302,392
                    Revenue Series B, FSA,
                    4.50%, 03/15/2000
       1,785,000    Butler County Transportation                       1,815,791
                    Improvement District, Ohio Series A,
                    FSA, 4.75%, 04/01/2000


--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
       1,625,000    Clark County School District,                   $  1,701,684
                    Nevada, FGIC,
                    6.50%, 06/15/2000
       2,825,000    Inland Protection Financing                        2,895,258
                    Corp., Florida Special Obligation
                    Revenue, FSA,
                    5.00%, 07/01/2000
       2,340,000    New Jersey Economic Development                    2,401,495
                    Authority, Senior Lien Series A,
                    MBIA, 5.125%, 07/01/2000
       1,625,000    Worcester, Massachusetts, MBIA,                    1,671,800
                    5.25%, 08/01/2000
       1,770,000    Washington State Health Care                       1,804,657
                    Facilities Authority Revenue,
                    Virginia Mason Medical Center
                    Series A, MBIA,
                    4.75%, 08/15/2000
       1,000,000    Lansing, Michigan Sewage Disposal                  1,012,920
                    System Revenue, MBIA,
                    7.625%, 05/01/2006
       2,335,000    Chicago, Illinois, O'Hare                          2,486,448
                    International Airport Revenue
                    Series A, MBIA,
                    7.625%, 01/01/2010
       3,160,000    St. Charles Parish, Louisiana                      3,340,183
                    Pollution Control Revenue,
                    Louisiana Power & Light Co.
                    Project, ACA,
                    8.15%, 06/01/2014
       1,000,000    Clark County, Nevada Flood                         1,027,370
                    Control, FGIC,
                    5.00%, 11/01/2014
       1,000,000    Volusia County, Florida Sales Tax                  1,015,170
                    Revenue Subordinated Lien, MBIA,
                    5.00%, 10/01/2016 (Note D, p. 38)
       1,375,000    Long Island Power Authority, New                   1,387,018
                    York Electric Systems Revenue,
                    General Series A, FSA,
                    5.00%, 12/01/2018 (Note E, p. 38)
                                                                    ------------
Total Insured (Cost $39,254,747)                                      39,490,052
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            32.99%
--------------------------------------------------------------------------------
State General Obligations: 13.23%
         880,000    District of Columbia Series C,                       881,478
                    4.90%, 12/01/1998
       1,060,000    Maryland State First Series,                       1,062,533
                    6.50%, 05/15/1999
       1,500,000    District of Columbia Series B,                     1,503,000
                    4.50%, 06/01/1999
         350,000    District of Columbia Series A-3,                     352,006
                    4.70%, 06/01/1999
       1,000,000    Illinois State,                                    1,023,830
                    6.30%, 08/01/1999

                      Schedule of Investments--Municipal Bond Portfolios      35

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Washington State Series B,                      $  1,029,500
                    6.00%, 01/01/2000
       1,190,000    Ohio State Infrastructure                          1,205,958
                    Improvement Series B,
                    4.50%, 02/01/2000
       1,975,000    North Carolina State Series A,                     2,046,693
                    6.10%, 03/01/2000
       2,950,000    Tennessee State Series A,                          3,020,240
                    5.00%, 05/01/2000
       1,000,000    Wisconsin State Series G,                          1,025,830
                    6.40%, 05/01/2000
       1,000,000    Phoenix, Arizona,                                  1,039,400
                    5.90%, 07/01/2000
       2,750,000    Maryland State Third Series,                       2,898,913
                    6.60%, 07/15/2000
       1,000,000    Maryland State First Series,                       1,042,260
                    6.60%, 03/01/2001
       1,625,000    Illinois State,                                    1,694,761
                    6.40%, 08/01/2001
       1,100,000    Florida State Board of Education                   1,154,769
                    Capital Outlay, Public Education
                    Series C, 5.125%, 06/01/2013
                    (Note D, p. 38)
                                                                    ------------
Total State General Obligations
(Cost $20,868,364)                                                    20,981,171
                                                                    ------------
Local General Obligations: 10.72%
       1,055,000    Detroit, Michigan Series A,                        1,060,518
                    4.60%, 04/01/1999
       1,000,000    Plano, Texas,                                      1,009,840
                    4.375%, 09/01/1999
       1,000,000    Monmouth County Improvement                        1,016,890
                    Authority, New Jersey Revenue
                    Capital Equipment Pooled Lease,
                    5.00%, 10/01/1999
       1,000,000    Burlington County, New Jersey,                     1,019,210
                    5.20%, 10/01/1999
       1,685,000    Harford County, Maryland,                          1,720,233
                    5.00%, 12/01/1999
       1,435,000    Chesterfield County, Virginia                      1,452,005
                    Public Improvement Series A,
                    4.50%, 01/01/2000
       1,275,000    Charlotte, North Carolina Water &                  1,296,191
                    Sewer, 4.75%, 02/01/2000
       1,105,000    Dallas, Texas,                                     1,134,371
                    5.50%, 02/15/2000
       2,000,000    Spartanburg County School                          2,040,740
                    District 7, South Carolina,
                    5.00%, 03/01/2000
       3,470,000    Richmond County Board of                           3,539,643
                    Education, Georgia,
                    4.50%, 03/01/2001
       1,150,000    Fairfax County, Virginia Series B,                 1,180,119
                    5.50%, 05/01/2001


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
         500,000    New York City Series G,                         $    532,990
                    5.70%, 02/01/2003
                                                                    ------------
Total Local General Obligations
(Cost $16,849,034)                                                    17,002,750
                                                                    ------------
Tax Lease: 4.36%
       1,620,000    New York State Urban Development                   1,624,180
                    Corp., Correctional Facilities
                    Service Contract Series A,
                    4.50%, 01/01/1999
       1,100,000    Ohio State Public Facilities                       1,113,772
                    Commission, Higher Education
                    Capital Facilities Series 2B,
                    4.50%, 11/01/1999
       1,900,000    Ohio State Public Facilities                       1,925,574
                    Commission, Higher Education
                    Capital Facilities Series 2A,
                    4.50%, 12/01/1999
       2,200,000    New York State Thruway Authority,                  2,248,642
                    Service Contract Revenue,
                    5.20%, 04/01/2000
                                                                    ------------
Total Tax Lease (Cost $6,870,587)                                      6,912,168
                                                                    ------------
Special Tax: 4.68%
       1,050,000    New Jersey State Transportation                    1,063,262
                    Trust Fund, Transportation
                    Systems Series B,
                    5.00%, 06/15/1999
       1,555,000    Illinois State Sales Tax Revenue                   1,573,458
                    Series Y, 5.00%, 06/15/1999
       1,000,000    New Jersey State Transportation                    1,025,250
                    Trust Fund, Transportation
                    Systems Series A,
                    5.00%, 06/15/2000
       3,700,000    Arizona State Transportation                       3,761,087
                    Board Excise Tax Revenue,
                    4.50%, 07/01/2000
                                                                    ------------
Total Special Tax (Cost $7,365,997)                                    7,423,057
                                                                    ------------
Total Tax Supported (Cost $51,953,982)                                52,319,146
                                                                    ------------
--------------------------------------------------------------------------------
REVENUE:                                                                  23.24%
--------------------------------------------------------------------------------
Airport Revenue: 1.19%
       1,830,000    Denver City & County, Colorado                     1,892,421
                    Airport Revenue Series A,
                    7.00%, 11/15/1999
                                                                     -----------
Total Airport Revenue (Cost $1,884,885)                                1,892,421
                                                                     -----------
Electric Revenue: 4.19%
       1,000,000    North Carolina Eastern Municipal                   1,002,920
                    Power Agency Series A,
                    5.00%, 01/01/1999

36      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       5,545,000    Omaha Public Power District,                    $  5,639,930
                    Nebraska Electric Revenue Series A,
                    4.85%, 02/01/2000
                    (Notes F & G, p. 38)
                                                                    ------------
Total Electric Revenue (Cost $6,613,424)                               6,642,850
                                                                    ------------
Health Care Revenue: 6.47%
         355,000    Cumberland County Municipal                          355,454
                    Authority, Pennsylvania Revenue,
                    5.50%, 11/15/1998
       2,410,000    Philadelphia Hospitals & Higher                    2,425,352
                    Education Facilities Authority,
                    Pennsylvania, Jefferson Health
                    Systems Revenue Series A,
                    4.75%, 05/15/1999
       1,650,000    Pennsylvania Economic Development                  1,657,359
                    Financing Authority Revenue,
                    Northwestern Human Services
                    Series A, 4.15%, 06/01/1999
         725,000    Franklin County, Ohio Healthcare                     725,319
                    Facilities Revenue, Ohio
                    Presbyterian Services,
                    4.40%, 07/01/1999
         525,000    Hawaii State Department of                           527,541
                    Budget & Finance, Wilcox Memorial
                    Hospital Project,
                    4.70%, 07/01/1999
         365,000    Garden City Hospital Finance                         365,730
                    Authority, Michigan,
                    4.75%, 09/01/1999
       1,000,000    Bell County, Texas Health                          1,034,240
                    Facilities, Scott & White
                    Memorial Hospital,
                    7.40%, 09/01/1999
       1,980,000    Montgomery County, Ohio Hospital                   2,004,057
                    Revenue, Grandview Hospital &
                    Medical Center,
                    5.00%, 12/01/1999
       1,100,000    Saginaw General Hospital,                          1,158,443
                    Michigan Hospital Finance
                    Authority Revenue,
                    7.625%, 10/01/2019
                                                                    ------------
Total Health Care Revenue (Cost $10,206,363)                          10,253,495
                                                                    ------------
Higher Education Revenue: 0.64%
       1,000,000    University of Cincinnati, Ohio                     1,010,050
                    Series A1, 5.00%, 06/01/1999
                                                                    ------------
Total Higher Education Revenue
(Cost $1,007,469)                                                      1,010,050
                                                                    ------------
Water/Sewer Revenue: 8.61%
       1,000,000    Metropolitan Water Reclamation                     1,007,150
                    District of Greater Chicago,
                    Illinois, Capital Improvement
                    Bonds, 6.30%, 01/01/1999


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,075,000    Virgin Islands Water & Power                    $  2,082,698
                    Authority Electric Systems
                    Revenue, 4.25%, 07/01/1999
       1,720,000    Athens-Clarke County, Georgia                      1,749,876
                    Water & Sewer Revenue,
                    5.00%, 01/01/2000
       1,745,000    Fort Worth, Texas Water & Sewer                    1,777,091
                    Revenue, 5.00%, 02/15/2000
       3,135,000    Minnesota Public Facilities Authority,             3,196,697
                    Water Pollution Control Revenue,
                    5.00%, 03/01/2000
       3,730,000    Texas Water Resources Finance                      3,837,946
                    Authority Revenue,
                    7.40%, 08/15/2000
                    (Notes H & I, p. 38)
                                                                    ------------
Total Water/Sewer Revenue (Cost $13,596,019)                          13,651,458
                                                                    ------------
Miscellaneous Revenue: 0.32%
         500,000    Douglas County, Nebraska Zoo                         500,915
                    Facilities Revenue, Henry Doorly
                    Zoo Aquarium Project,
                    6.00%, 06/01/2003
                                                                    ------------
Total Miscellaneous Revenue (Cost $502,302)                              500,915
                                                                    ------------
Industrial Development/Pollution
Control Revenue: 1.82%
       1,000,000    St. Charles Parish, Louisiana                      1,053,940
                    Pollution Control Revenue,
                    Louisiana Power & Light Co.
                    Project, 8.25%, 06/01/2014
       1,760,000    Oconee County, South Carolina                      1,833,550
                    Pollution Control Revenue, Duke
                    Power Co. Project Series 1987A,
                    7.50%, 02/01/2017
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $2,883,141)                                      2,887,490
                                                                    ------------
Total Revenue (Cost $36,693,603)                                      36,838,679
                                                                    ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   5.32%
--------------------------------------------------------------------------------
Housing: 5.32%
       4,200,000    Franklin County, Ohio Housing                      4,217,682
                    Revenue, Rosewind Limited
                    Partnership, 5.20%, 01/01/1999
       4,210,000    Florida Housing Finance Agency,                    4,218,799
                    Floating Rate Multi-Family
                    Revenue Series J,
                    4.85%, 12/01/2005
                                                                    ------------
Total Housing (Cost $8,444,778)                                        8,436,481
                                                                    ------------
Total Asset-Backed Securities
(Cost $8,444,778)                                                      8,436,481
                                                                    ------------

                      Schedule of Investments--Municipal Bond Portfolios      37

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $159,513,764)              101.08%         $160,263,318
(Note J, below)
Cash and Other Assets, Less Liabilities             (1.08)           (1,710,135)
                                                   ------          ------------
Net Assets (Equivalent to $12.57
per share based on 12,615,659
shares of capital stock outstanding)               100.00%         $158,553,183
                                                   ======          ============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                Contract            Unrealized
Quantity         Description                     Amount            Depreciation
--------------------------------------------------------------------------------
30               U.S. 30 Year                  $3,870,125          $    (73,938)
                 Treasury Bond
                 December 1998
                                                                   ------------
Total Short Futures Contract                                       $    (73,938)
                                                                   ------------
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) $100,000 principal amount pledged as collateral for futures transactions
(C) $4,240,000 principal amount segregated as collateral for futures transactions
(D) When-issued security
(E) Delayed-delivery security
(F) $2,000,000 principal amount segregated as collateral for delayed-delivery securities
(G) $1,500,000 principal amount segregated as collateral for when-issued securities
(H) $1,700,000 principal amount segregated as collateral for when-issued securities
(I) $800,000 principal amount segregated as collateral for futures transactions
(J) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

--------------------------------------------------------------------------------
(K) Allocation of Portfolio net assets at September 30, 1998:
    Arizona                                       5.57%
    California                                    1.90
    Colorado                                      1.83
    Florida                                      10.91
    Georgia                                       3.34
    Hawaii                                        0.33
    Illinois                                      4.91
    Louisiana                                     3.41
    Maryland                                      4.91
    Massachusetts                                 3.30
    Michigan                                      2.91
    Minnesota                                     2.02
    Nebraska                                      3.87
    Nevada                                        1.72
    New Jersey                                    4.12
    New York                                      3.65
    North Carolina                                3.38
    Ohio                                         10.39
    Pennsylvania                                  5.54
    South Carolina                                2.44
    Tennessee                                     1.90
    Texas                                        10.85
    Virginia                                      1.66
    Washington                                    2.45
    Wisconsin                                     0.65
    U.S. Virgin Islands                           1.31
    District of Columbia                          1.81
    Cash and Other Assets, Less Liabilities      (1.08)
                                                ------
    Total                                       100.00%
                                                ======
See Notes to Financial Statements.

38      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------
Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    6.87%
--------------------------------------------------------------------------------
Repurchase Agreement: 0.17%
         172,000    State Street Bank & Trust Co.,                  $    172,000
                    Repurchase Agreement, dated
                    9/30/1998, 5.35%, maturing
                    10/01/1998 for $172,026, collateral
                    115,000 principal amount U.S.
                    Treasury Bond, 12.00%,
                    08/15/2013, value $178,214
                                                                    ------------
Total Repurchase Agreement (Cost $172,000)                               172,000
                                                                    ------------
Municipal Note: 1.55%
       1,525,000    Los Angeles County, California                     1,540,037
                    Tax & Revenue Anticipation Notes
                    Series A, 4.50%, 06/30/1999
                                                                    ------------
Total Municipal Note (Cost $1,535,257)                                 1,540,037
                                                                    ------------
Tax Exempt Variable-Rate Demand Notes: 5.15%
       1,000,000    California State Economic                          1,000,000
                    Development Financing Authority
                    Revenue, California
                    Independent Systems Project D,
                    Daily Floater, Putable Daily,
                    4.00%, 04/01/2008
       1,100,000    Orange County Water District,                      1,100,000
                    California Certificates of Participation,
                    Daily Floater, Putable Daily,
                    3.875%, 08/18/2015
       3,000,000    Orange County, California                          3,000,000
                    Improvement Bond, Irvine Coast
                    Assessment District No. 88-1,
                    Daily Floater, Putable Daily,
                    4.00%, 09/02/2018
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $5,100,000)                                                      5,100,000
                                                                    ------------
Total Short-Term Investments
(Cost $6,807,257)                                                      6,812,037
                                                                    ------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     36.86%
--------------------------------------------------------------------------------
       2,250,000    Riverside County Asset Leasing                     2,356,583
                    Corporation, California Leasehold
                    Revenue, Riverside County
                    Hospital Project Series A,
                    7.40%, 06/01/2014,
                    Prerefunded 06/01/1999 @102


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       3,820,000    Los Angeles Convention & Exhibition             $  4,013,980
                    Center Authority, California
                    Certificates of Participation Series A,
                    7.375%, 08/15/2018,
                    Prerefunded 08/15/1999 @101.50
       1,320,000    South Gate Public Financing Authority,             1,395,874
                    California Tax Allocation Revenue,
                    South Gate Redevelopment Project
                    Series A-2, 7.375%, 09/01/2009,
                    Prerefunded 09/01/1999 @102
       3,750,000    North City West School Facilities                  3,981,337
                    Financing Authority, California
                    Community Facilities District No. 1
                    Special Tax Series A,
                    7.85%, 09/01/2019,
                    Prerefunded 09/01/1999 @102
       1,400,000    San Bernardino Joint Powers                        1,497,790
                    Financing Authority, California
                    Tax Allocation Revenue, Tri-City
                    Redevelopment Project Series B,
                    7.65%, 01/01/2015,
                    Prerefunded 01/01/2000 @102
       2,955,000    Stockton-East Water District,                      3,175,768
                    California Certificates of
                    Participation, 1990 Project Series A,
                    AMBAC, 7.30%, 04/01/2020,
                    Prerefunded 04/01/2000 @102
       3,745,000    Northern California Transmission                   4,001,046
                    Agency Revenue Series A, MBIA,
                    7.00%, 05/01/2024,
                    Prerefunded 05/01/2000 @101.50
       1,000,000    California Health Facilities                       1,079,890
                    Financing Authority, Health
                    Dimensions Series A,
                    7.50%, 05/01/2015,
                    Prerefunded 05/01/2000 @102
       3,000,000    California State Department of                     3,210,900
                    Water Resources, Central Valley
                    Project, Water Systems Series I,
                    6.95%, 12/01/2025,
                    Prerefunded 06/01/2000 @101.50
       1,345,000    Puerto Rico Commonwealth,                          1,464,718
                    7.70%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
       3,000,000    Castaic Lake Water Agency,                         3,262,200
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project,
                    7.35%, 08/01/2020,
                    Prerefunded 08/01/2000 @102
       2,700,000    Los Angeles County, California                     2,899,530
                    Certificates of Participation,
                    Correctional Facilities Project,
                    6.50%, 09/01/2013,
                    Prerefunded 09/01/2000 @102

*See Note 1, page 26 in Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      39

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       2,850,000    California State Public Works Board             $  3,086,664
                    Lease Revenue, Department of
                    Corrections State Prison
                    Series A, 7.00%, 09/01/2009,
                    Prerefunded 09/01/2000 @102
       1,000,000    Los Angeles, California Wastewater                 1,084,820
                    System Revenue Series D,
                    MBIA, 6.70%, 12/01/2021,
                    Prerefunded 12/01/2000 @102
                                                                    ------------
Total Prerefunded/Escrowed (Cost $36,358,363)                         36,511,100
                                                                    ------------
--------------------------------------------------------------------------------
INSURED:                                                                  19.75%
--------------------------------------------------------------------------------
       1,000,000    San Francisco City & County,                       1,009,570
                    California Series 1, FGIC,
                    4.50%, 06/15/1999
       1,000,000    Santa Clara Unified School                         1,031,440
                    District, California, FGIC,
                    7.00%, 08/01/1999
       1,650,000    Los Angeles Convention &                           1,698,758
                    Exhibition Center Authority,
                    California Certificates of
                    Participation, AMBAC,
                    6.60%, 08/15/1999
       1,000,000    University of California Revenue,                  1,060,250
                    Multiple Purpose Projects Series D,
                    MBIA, 10.00%, 09/01/1999
       1,100,000    Anaheim Public Financing Authority,                1,120,306
                    California Revenue, Anaheim
                    Electric Utility Projects, MBIA,
                    5.00%, 10/01/1999
       1,000,000    Riverside, California                              1,017,350
                    Certificates of Participation,
                    1997 Lease Refunding Project,
                    MBIA, 4.75%, 11/01/1999
       1,260,000    Orange County Local                                1,291,487
                    Transportation Authority,
                    California Sales Tax Revenue,
                    First Senior Measure M, MBIA,
                    5.40%, 02/15/2000
       1,000,000    Pasadena, California Unified                       1,019,700
                    School District Series A, FGIC,
                    4.75%, 05/01/2000
       1,020,000    California Health Facilities Authority,            1,047,050
                    Valley Presbyterian Hospital,
                    MBIA, 5.25%, 05/01/2000
       3,500,000    Southern California Public Power                   3,561,355
                    Authority, Transmission Project
                    Revenue, Subordinated Southern
                    Transmission Project Series A,
                    MBIA, 4.50%, 07/01/2000
       3,600,000    Central Valley Financing Authority,                3,663,108
                    California Cogeneration Project
                    Revenue, Carson Ice General Project,
                    MBIA, 4.50%, 07/01/2000


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,000,000    Sierra View Local Health Care                   $  1,020,010
                    District, California Revenue,
                    ACA, 4.75%, 07/01/2000
       1,000,000    Pasadena, California Electric Revenue,             1,022,720
                    MBIA, 4.75%, 08/01/2000
                                                                    ------------
Total Insured (Cost $19,427,580)                                      19,563,104
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            28.52%
--------------------------------------------------------------------------------
State General Obligations: 5.37%
       1,700,000    California State,                                  1,762,543
                    9.00%, 06/01/1999
       3,450,000    California State,                                  3,558,123
                    5.90%, 02/01/2000
                                                                    ------------
Total State General Obligations                                        5,320,666
(Cost $5,164,419)                                                   ------------

Local General Obligations: 13.48%
       1,460,000    East Bay Regional Park District,                   1,475,622
                    California, 4.25%, 09/01/1999
       1,000,000    Riverside County, California Tax &                 1,013,050
                    Revenue Anticipation Notes,
                    4.50%, 09/30/1999
       1,000,000    San Diego County, California Tax &                 1,013,050
                    Revenue Anticipation Notes,
                    4.50%, 09/30/1999
       3,500,000    San Bernardino County, California                  3,545,675
                    Tax & Revenue Anticipation Notes,
                    4.50%, 09/30/1999
       1,000,000    Santa Clara County, California                     1,013,080
                    Tax & Revenue Anticipation Notes,
                    4.50%, 10/01/1999
       3,710,000    San Diego, California Unified                      3,758,527
                    School District, Tax & Revenue
                    Anticipation Notes Series A,
                    4.50%, 10/01/1999
       1,500,000    Los Angeles, California Refunding                  1,528,770
                    Series A, 4.50%, 09/01/2000
                                                                    ------------
Total Local General Obligations (Cost $13,264,892)                    13,347,774
                                                                    ------------
Tax Lease: 3.37%
       1,000,000    California State Public Works                      1,008,700
                    Board Lease Revenue, Community
                    Colleges Series A,
                    5.00%, 04/01/1999
       1,250,000    Los Angeles County Capital Asset                   1,274,800
                    Leasing Corp., California Lease
                    Revenue, Equipment Program Series A,
                    5.00%, 06/01/2000
       1,000,000    Puerto Rico Urban Renewal &                        1,055,630
                    Housing Corp.,
                    7.875%, 10/01/2004
                                                                    ------------
Total Tax Lease (Cost $3,310,977)                                      3,339,130
                                                                    ------------

40      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
Special Tax: 6.30%
       1,000,000    California Commerce Community                   $  1,007,670
                    Development Commission, Tax
                    Allocation Refunding
                    Redevelopment Project No. 1,
                    Series A, 4.50%, 08/01/1999
         620,000    Stockton Community Facilities                        622,350
                    District Number 90-2, California
                    Brookside Estates,
                    4.60%, 08/01/1999
         255,000    Fairfield Public Financing                           256,073
                    Authority, California Revenue
                    Reassessment,
                    4.40%, 09/02/1999
         500,000    Virgin Islands Public Financing                      507,295
                    Authority Revenue, Subordinated
                    Lien Fund Loan Notes Series D,
                    5.50%, 10/01/1999
       1,275,000    Los Angeles Community                              1,295,757
                    Redevelopment Agency, California
                    Central Business District I,
                    5.00%, 11/15/1999
       2,500,000    Orange County Local                                2,547,650
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series A, 5.00%, 02/15/2000
                                                                    ------------
Total Special Tax (Cost $6,201,511)                                    6,236,795
                                                                    ------------
Total Tax Supported (Cost $27,941,799)                                28,244,365
                                                                    ------------
--------------------------------------------------------------------------------
REVENUE:                                                                   5.61%
--------------------------------------------------------------------------------
Electric Revenue: 1.32%
       1,280,000    Virgin Islands Water & Power Authority,            1,302,515
                    Electric Systems Revenue Refunding,
                    5.00%, 07/01/2000
                                                                    ------------
Total Electric Revenue (Cost $1,296,009)                               1,302,515
                                                                    ------------
Miscellaneous Revenue: 3.65%
       2,500,000    Long Beach, California Harbor                      2,556,175
                    Revenue Series A, AMT,
                    5.00%, 05/15/2000
       1,000,000    Long Beach, California Harbor                      1,055,840
                    Revenue, 7.15%, 05/15/2000
                                                                    ------------
Total Miscellaneous Revenue (Cost $3,572,007)                          3,612,015
                                                                    ------------
Industrial Development/Pollution
Control Revenue: 0.64%
         600,000    St. Charles Parish, Louisiana                        632,364
                    Pollution Control Revenue,
                    Louisiana Power & Light Co.
                    Project, 8.25%, 06/01/2014
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $635,468)                                          632,364
                                                                    ------------
Total Revenue (Cost $5,503,484)                                        5,546,894
                                                                    ------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $96,038,483)                        97.61%  $ 96,677,500
(Note B, below)
Cash and Other Assets, Less Liabilities                      2.39      2,372,189
                                                           -------  ------------
Net Assets (Equivalent to $12.61
per share based on 7,855,273
shares of capital stock outstanding)                       100.00%  $ 99,049,689
                                                           =======  ============
--------------------------------------------------------------------------------
(A)Explanation of abbreviations:
   Insured-bond abbreviations:
   ACA-ACAFinancial Guaranty Corporation
   AMBAC-AMBAC Indemnity Corporation
   FGIC-Financial Guaranty Insurance Company
   MBIA-Municipal Bond Investors Assurance Corporation
   Other Abbreviations:
   AMT-Subject to Alternative Minimum Tax
(B)At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      41

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                               September 30, 1998
--------------------------------------------------------------------------------

Principal Amount    Description                                    Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     2.54%
--------------------------------------------------------------------------------
         500,000    New York State Job Development                  $    500,000
                    Authority, State Guaranteed
                    Series A-1-A-42, Daily Floater,
                    Putable Daily, 4.10%, 03/01/2005
       1,000,000    New York City, Series B,                           1,000,000
                    Sub-Series B5, Daily Floater,
                    Putable Daily, 3.95%, 08/15/2022
         500,000    Long Island Power Authority,                         500,000
                    New York Electric Systems Revenue
                    Series 6, Daily Floater, Putable Daily,
                    4.10%, 05/01/2033
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $2,000,000)                                                      2,000,000
                                                                    ------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     24.77%
--------------------------------------------------------------------------------
       1,000,000    New York City Series E,                            1,019,060
                    5.00%, 02/15/2000,
                    Escrowed to Maturity
       2,500,000    New York City Series A,                            2,664,700
                    7.25%, 03/15/2020,
                    Prerefunded 03/15/2000 @101.50
       1,970,000    New York City Series A,                            2,078,567
                    7.50%, 03/15/2000,
                    Escrowed to Maturity
       1,300,000    New York State Dormitory                           1,405,664
                    Authority, State University
                    Educational Facilities Series A,
                    7.625%, 05/15/2005,
                    Prerefunded 05/15/2000 @102
       1,000,000    New York State Dormitory                           1,082,450
                    Authority, State University
                    Series A, 7.70%, 05/15/2012,
                    Prerefunded 05/15/2000 @102
       1,000,000    New York State Dormitory                           1,083,880
                    Authority, City University Series F,
                    7.50%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
       1,200,000    MTA, New York  Commuter                            1,300,656
                    Facilities Service Contract
                    Series 3, 7.50%, 07/01/2016,
                    Prerefunded 07/01/2000 @102



--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       8,115,000    New York State Dormitory Authority,             $  8,846,567
                    City University Systems Series F,
                    7.875%, 07/01/2017,
                    Prerefunded 07/01/2000 @102
                    (Notes A, B & C, p. 44)
                                                                    ------------
Total Prerefunded/Escrowed (Cost $19,520,489)                         19,481,544
                                                                    ------------
--------------------------------------------------------------------------------
INSURED:                                                                  27.97%
--------------------------------------------------------------------------------
       1,000,000    Hempstead Town, New York, AMBAC,                   1,006,450
                    5.00%, 02/15/1999
         255,000    Wallkill, New York, FGIC,                            256,364
                    4.50%, 03/01/1999
       1,000,000    Geneva, New York Industrial                        1,004,950
                    Development Agency, Civic
                    Facilities Revenue, AMBAC,
                    4.50%, 03/01/1999
       1,475,000    New York State Thruway Authority                   1,483,865
                    Highway & Bridge Trust Fund
                    Series A, AMBAC,
                    4.50%, 04/01/1999
       1,100,000    Albany City School District,                       1,110,670
                    New York Series A, FGIC,
                    5.00%, 05/01/1999
       1,645,000    Averill Park Central School                        1,663,079
                    District, New York, FGIC,
                    5.25%, 05/01/1999
       1,000,000    New York State Dormitory                           1,007,690
                    Authority, Good Samaritan
                    Hospital, Asset Guaranty,
                    4.50%, 07/01/1999
       1,645,000    Erie County, New York Series A,                    1,672,224
                    FGIC, 5.25%, 08/15/1999
       1,245,000    Erie County, New York Series B,                    1,265,605
                    FGIC, 5.25%, 08/15/1999
       1,275,000    North Hempstead, New York, FGIC,                   1,288,846
                    4.50%, 09/01/1999
         700,000    Nassau County, New York Series T,                    710,843
                    FGIC, 5.125%, 09/01/1999
       1,500,000    Nassau County, New York Series X,                  1,527,405
                    AMBAC, 5.00%, 11/01/1999
       2,675,000    Middletown, New York, City School                  2,739,842
                    District, FGIC, 5.50%, 11/01/1999
         900,000    Wallkill, New York, FGIC,                            912,996
                    4.625%, 03/01/2000
       1,000,000    New York State Municipal Bond                      1,013,950
                    Bank Agency, Special Program
                    Revenue Series A, AMBAC,
                    4.50%, 03/15/2000

*See Note 1, page 26 in Notes to Financial Statements.

42      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,070,000    Nassau County, New York                         $  1,087,848
                    Industrial Development Agency,
                    Civic Facility Revenue,
                    Hofstra University Project, MBIA,
                    4.50%, 07/01/2000
       1,300,000    Long Island Power Authority, New                   1,325,246
                    York Electric Systems Revenue
                    General Series A, FSA,
                    5.00%, 12/01/2015
         600,000    Triborough Bridge & Tunnel                           615,048
                    Authority, New York Special
                    Obligation Series A, MBIA,
                    5.125%, 01/01/2018 (Note E, p. 44)
         300,000    Long Island Power Authority, New                     302,622
                    York Electric Systems Revenue,
                    General Series A, FSA,
                    5.00%, 12/01/2018
                                                                    ------------
Total Insured (Cost $21,831,789)                                      21,995,543
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            33.63%
--------------------------------------------------------------------------------
State General Obligations: 3.78%
       1,000,000    Puerto Rico Commonwealth,                          1,012,870
                    5.50%, 07/01/1999
       1,935,000    New York State Series D,                           1,965,631
                    4.50%, 07/15/2000
                                                                    ------------
Total State General Obligations
(Cost $2,963,134)                                                      2,978,501
                                                                    ------------
Local General Obligations: 8.48%
       1,000,000    Monroe County, New York Series A,                  1,006,350
                    4.75%, 03/01/1999
       3,100,000    Monroe County, New York Series A,                  3,124,800
                    4.50%, 06/01/1999
       1,500,000    Westchester County, New York                       1,524,090
                    Series D, 4.625%, 11/15/1999
       1,000,000    Oyster Bay, New York Series A,                     1,012,790
                    4.40%, 12/01/1999
                                                                    ------------
Total Local General Obligations
(Cost $6,627,898)                                                      6,668,030
                                                                    ------------
Tax Lease: 12.32%
       1,000,000    New York State Dormitory                           1,003,890
                    Authority, Mental Health Services
                    Facilities Series A,
                    4.40%, 02/15/1999
       1,480,000    New York State Dormitory                           1,515,283
                    Authority, State University
                    Series B, 7.25%, 05/15/1999
       1,710,000    New York State Urban Development                   1,725,082
                    Corp., Correctional Facilities
                    Series A, 4.50%, 01/01/2000


--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
       1,980,000    New York State Dormitory Authority,             $  1,985,386
                    Revenue Bonds, North General
                    Hospital Series G,
                    4.10%, 02/15/2000
       1,615,000    New York State Dormitory Authority,                1,638,466
                    Brookdale Hospital Series J,
                    5.00%, 02/15/2000
         750,000    New York State Thruway Authority,                    766,582
                    Service Contract Revenue,
                    5.20%, 04/01/2000
       1,000,000    Puerto Rico Urban Renewal &                        1,055,630
                    Housing Corp.,
                    7.875%, 10/01/2004
                                                                    ------------
Total Tax Lease (Cost $9,656,851)                                      9,690,319
                                                                    ------------
Special Tax: 9.05%
       1,145,000    MAC New York Series H,                             1,158,946
                    5.00%, 07/01/1999
       1,000,000    MAC New York Series I,                             1,012,180
                    5.00%, 07/01/1999
       1,000,000    MAC New York Series L,                             1,012,180
                    5.00%, 07/01/1999
       1,910,000    New York State Thruway Authority,                  1,931,927
                    Highway & Bridge Trust Fund
                    Series C, 4.50%, 04/01/2000
       1,915,000    New York State Local Government                    1,999,739
                    Assistance Corp. Series A,
                    6.70%, 04/01/2000
                                                                    ------------
Total Special Tax (Cost $7,078,791)                                    7,114,972
                                                                    ------------
Total Tax Supported (Cost $26,326,674)                                26,451,822
                                                                    ------------
--------------------------------------------------------------------------------
REVENUE:                                                                   9.19%
--------------------------------------------------------------------------------
Health Care Revenue: 0.14%
         105,000    New York State Medical Care                          108,650
                    Facilities Finance Agency,
                    Hospital & Nursing Home Revenue
                    Series A, FHA,
                    8.00%, 02/15/2028, Partially
                    Prerefunded 08/15/1998 @102
                                                                    ------------
Total Health Care Revenue (Cost $108,149)                                108,650
                                                                    ------------
Toll Revenue: 5.41%
       1,700,000    New York State Bridge Authority                    1,707,378
                    Revenue, 5.00%, 01/01/1999
       2,500,000    Triborough Bridge & Tunnel                         2,546,775
                    Authority, New York Revenue
                    Series A, 5.00%, 01/01/2000
                                                                    ------------
Total Toll Revenue (Cost $4,223,311)                                   4,254,153
                                                                    ------------

                      Schedule of Investments--Municipal Bond Portfolios      43

--------------------------------------------------------------------------------
Principal Amount    Description                                     Market Value
--------------------------------------------------------------------------------
Water/Sewer Revenue: 1.34%
       1,000,000    New York State Environmental                   $  1,052,730
                    Facilities Corp., Huntington
                    Project Series A, AMT,
                    7.50%, 10/01/2012
                                                                   ------------
Total Water/Sewer Revenue (Cost $1,050,100)                           1,052,730
                                                                   ------------
Miscellaneous Revenue: 2.30%
       1,780,000    Port Authority of New York &                      1,812,093
                    New Jersey, Consolidated
                    One Hundred Eighth Series, AMT,
                    4.75%, 07/15/2000
                                                                   ------------
Total Miscellaneous Revenue (Cost $1,801,227)                         1,812,093
                                                                   ------------
Total Revenue (Cost $7,182,787)                                       7,227,626
                                                                   ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                    1.53%
--------------------------------------------------------------------------------
Housing: 1.53%
       1,200,000    Virgin Islands Housing Finance                    1,203,384
                    Authority, Single Family Revenue,
                    Mortgage Backed Securities Series B,
                    FGIC, AMT, 4.00%, 06/01/2000
                                                                   ------------
Total Housing (Cost $1,200,000)                                       1,203,384
                                                                   ------------
Total Asset-Backed Security
(Cost $1,200,000)                                                     1,203,384
                                                                   ------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $78,061,739)                     99.63%    $ 78,359,919
(Note F, below)
Cash and Other Assets, Less Liabilities                   0.37          291,880
                                                       -------     ------------
Net Assets (Equivalent to $12.47
per share based on 6,309,282
shares of capital stock outstanding)                   100.00%     $ 78,651,799
                                                       =======     ============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                              Contract               Unrealized
Quantity            Description                Amount               Depreciation
--------------------------------------------------------------------------------
15                  U.S. 30 Year             $1,934,531            $    (37,500)
                    Treasury Bond
                    December 1998
                                                                   ------------
Total Short Futures Contract                                       $    (37,500)
                                                                   ------------
--------------------------------------------------------------------------------

(A)$80,000 principal amount pledged is collateral for futures transactions
(B)$2,800,000 principal amount segregated as collateral for futures transactions
(C)$900,000 principal amount segregated as collateral for when-issued securities
(D)Explanation of abbreviations:
   Insured-bond abbreviations:
   AMBAC-AMBAC Indemnity Corporation
   FGIC-Financial Guaranty Insurance Company
   FSA-Financial Security Assurance, Inc.
   MBIA-Municipal Bond Investors Assurance Corporation
   Other Abbreviations:
   AMT-Subject to Alternative Minimum Tax
   FHA-Federal Housing Administration
(E)When-issued security
(F)At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

44      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

                     This page intentionally left blank.

                         Sanford C. Bernstein Fund, Inc.

                                 ANNUAL REPORT
                               SEPTEMBER 30, 1998

                            Schedule of Investments
                                Stock Portfolios

                            -----------------------

                              International Value
                             Emerging Markets Value

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.


In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedule of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein International Value Portfolio and Bernstein Emerging Markets Value Portfolio (two of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 19, 1998

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein International value Portfolio
                               September 30, 1998



Shares                    Description                              Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 96.34%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 2.09%
--------------------------------------------------------------------------------
Broadcasting & Publishing
   7,069,515              PMP Communications Ltd.                  $  11,436,084
                          (Note A, p. 6)

Building Materials
   1,770,388              Boral Ltd. (Note A, p. 6)                    2,465,252

Energy Sources
   3,774,000              Caltex Australia Ltd. (Note A, p. 6)         9,124,039

Paper & Forest Products
   7,299,793              Amcor Ltd. (Note A, p. 6)                   25,420,923

Real Estate
   4,134,000              Schroders Property Fund                      6,319,974
                          (Note A, p. 6)
  23,520,769              Westfield Trust                             46,689,734
     762,311              Westfield Trust RFD (08/31/98)               1,382,225
                          (Note B, p. 6)
                                                                   -------------

Total Australian Stocks
(Cost $127,801,661)                                                  102,838,231
                                                                   -------------
--------------------------------------------------------------------------------
AUSTRIA:                                                                   1.35%
--------------------------------------------------------------------------------
Banking
     959,445              Bank Austria AG (Note A, p. 6)              41,155,818

Construction & Housing
      36,800              Wienerberger Baustoffindustrie AG            7,109,749

Food & Household Products
     116,501              Brau-Union Goess-Reinighaus                  6,296,279
     105,492              Oesterreichische                             5,432,845
                          Brau-Beteiligungs AG

Metal-Steel
     223,771              Voest-Alpine Stahl AG                        6,010,650
                                                                   -------------

Total Austrian Stocks
(Cost $94,192,431)                                                    66,005,341
                                                                   -------------
--------------------------------------------------------------------------------
CANADA:                                                                    4.29%
--------------------------------------------------------------------------------
Banking
     750,000              Canadian Imperial Bank of Commerce          14,036,842
   2,706,600              National Bank of Canada                     39,921,662

Broadcasting & Publishing
     600,000              Quebecor Printing Inc.                      11,013,144
   1,542,400              Torstar Corp. (Class B)                     16,986,673

Conglomerates
     260,000              Edperbrascan Corp. (Class A)                 3,707,103

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Electrical & Electronics
     331,600              Celestica Inc. (Note B, p. 6)             $  4,184,536
   1,186,500              C-MAC Industries Inc. (Note B, p. 6)        14,194,909

Food & Household Products
     322,500              Saskatchewan Wheat Pool (Class B)            2,367,826

Machinery & Engineering
     600,000              Finning International Inc.                   4,641,253

Metal-Steel
   3,138,900              Dofasco Inc.                                34,980,694

Retail
   1,295,000              T. Eaton Company Ltd.                        5,942,509
                          (Notes B & D, p. 6)

Utilities-Electric, Gas & Water
     984,350              Nova Scotia Power Inc.                      10,808,524
   1,069,400              Suncor Inc.                                 34,526,173
     700,000              Westcoast Energy Inc.                       13,192,828
                                                                   -------------
Total Canadian Stocks
(Cost $212,223,402)                                                  210,504,676
                                                                   -------------
--------------------------------------------------------------------------------
FINLAND:                                                                   1.93%
--------------------------------------------------------------------------------
Food & Household Products
     161,000              Huhtamaki Oy (Note A, p. 6)                  4,971,384

Health & Personal Care
   2,719,000              Tamro Oy (Note A, p. 6)                     14,652,493

Insurance
     761,900              Sampo Insurance Co.-'A' Free                21,742,883
                          (Note A, p. 6)

Machinery & Engineering
     229,800              Rauma Oy (Note A, p. 6)                      2,598,781
     788,900              Valmet Oy (Note A, p. 6)                     9,231,891

Merchandising
     424,900              Kesko Ltd. (Note A, p. 6)                    5,599,036

Paper & Forest Products
   5,107,800              Enso Oy 'R' (Note A, p. 6)                  36,164,972
                                                                   -------------
Total Finnish Stocks
(Cost $106,007,192)                                                   94,961,440
                                                                   -------------
--------------------------------------------------------------------------------
FRANCE:                                                                    9.74%
--------------------------------------------------------------------------------
Automobiles
      30,830              Peugeot S.A. (Note A, p. 6)                  5,263,309
   1,298,428              Renault S.A. (Note A, p. 6)                 51,938,975
      75,277              Sylea                                        4,274,811

Banking
     410,000              Banque Nationale de Paris                   21,965,070
     272,347              Credit National (Note A, p. 6)              12,256,053
      60,415              Societe Generale (Note A, p. 6)              6,689,042

Broadcasting & Publishing
      14,335              Metropole Television S.A.                    2,175,926
     301,845              Television Francaise 1 (TF1)                51,746,705


*See Note 1, page 26 in Notes to Financial Statements.

                                Schedule of Investments--Stock Portfolios      1

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Building Materials
     225,333              Lafarge                                   $ 19,958,778

Business & Public Services
     249,152              Vivendi (Note B, p. 6)                      49,654,208

Electrical & Electronics
     214,891              Alcatel Alsthom (Note A, p. 6)              19,110,632

Energy Sources
      43,638              ESSO SAF                                     3,397,651
     421,526              Societe Nationale Elf Aquitaine             52,015,155

Health & Personal Care
     700,000              Rhone-Poulenc (Note A, p. 6)                29,376,049

Machinery & Engineering
     412,460              Vallourec                                   15,732,965

Merchandising
      16,817              Galeries Lafayette S.A.                     16,186,941

Metal-Steel
   1,844,098              Usinor S.A. (Note A, p. 6)                  20,516,323

Real Estate
     200,014              Sefimeg                                     13,219,255
     334,408              Simco                                       26,096,699

Textiles/Apparel
     293,000              Chargeurs S.A. (Note A, p. 6)               14,388,907

Utilities-Electric, Gas & Water
     248,780              Suez Lyonnaise des Eaux                     42,382,964
                          (Note A, p. 6)
                                                                   -------------

Total French Stocks
(Cost $421,151,017)                                                  478,346,418
                                                                   -------------
--------------------------------------------------------------------------------
GERMANY:                                                                  15.80%
--------------------------------------------------------------------------------
Banking
   3,114,730              Commerzbank (Note A, p. 6)                  84,305,396
   1,736,650              Dresdner Bank (Note A, p. 6)                64,684,350
   2,752,660              IKB Deutsche Industriebank                  56,043,857

Building Materials
      43,033              Dyckerhoff AG (Vorzug)                      14,430,660

Business & Public Services
      57,450              Herlitz AG (Stamm) (Notes A & B, p. 6)       2,476,960
      79,600              Herlitz AG (Vorzug) (Note B, p. 6)           2,764,634
     947,635              Metro AG (Vorzug)                           39,154,954

Chemicals
   1,973,500              BASF AG                                     74,806,162
   1,182,700              Bayer AG                                    44,688,985

Electrical & Electronics
   1,534,300              Siemens AG (Stamm)                          84,802,473

Food & Household Products
       6,250              Sudzucker AG (Stamm)                         3,282,284
      16,475              Sudzucker AG (Vorzug) (Note A, p. 6)         8,632,369

Health & Personal Care
     622,660              Dragerwerk AG (Vorzug)                      10,477,407
      96,176              Merck KGaA (Note A, p. 6)                    3,887,470

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
      22,800              Wella AG (Stamm)                          $ 13,380,041
      10,975              Wella AG (Vorzug) (Note A, p. 6)             7,755,023

Insurance
     105,100              Hannover Rueckversicherungs AG              13,090,692
      16,608              Mannheimer Aktiengesellschaft                9,506,624

Machinery & Engineering
       9,040              MAN AG (Stamm) (Note A, p. 6)                2,912,375
     104,511              MAN AG (Vorzug)                             21,340,909

Non-Financial
      61,470              Grohe (Friedrich) AG (Vorzug)               17,005,982

Telecommunications
     395,180              Deutsche Telekom AG (Note A, p. 6)          12,281,710

Tires & Rubber
   1,760,000              Continental AG (Note A, p. 6)               42,051,558

Utilities-Electric, Gas & Water
   2,047,000              VEBA AG                                    106,643,313
      51,920              Viag AG                                     35,692,182
                                                                   -------------

Total German Stocks
(Cost $685,621,061)                                                  776,098,370
                                                                   -------------
--------------------------------------------------------------------------------
HONG KONG:                                                                 0.54%
--------------------------------------------------------------------------------
Conglomerates
  10,000,000              First Pacific Co., Ltd. (Note A, p. 6)       2,935,938
   6,618,000              Jardine Strategic Holdings Ltd.              7,279,800
                          (Note A, p. 6)

Electrical & Electronics
  11,486,000              QPL International Holdings Ltd.              1,111,721

Financial Services
   3,906,000              Liu Chong Hing Investment Ltd.               2,028,914

Real Estate
   9,000,000              Great Eagle Holdings (Note A, p. 6)          9,291,761
   6,474,000              Tai Cheung Holdings                          1,253,227

Transportation-Shipping
   7,574,000              Orient Overseas International Ltd.           2,639,092
                                                                   -------------
Total Hong Kong Stocks
(Cost $44,460,556)                                                    26,540,453
                                                                   -------------
--------------------------------------------------------------------------------
ITALY:                                                                    11.67%
--------------------------------------------------------------------------------
Automobiles
  23,721,568              Magneti Marelli S.p.A. ORD                  32,880,954
                          (Note A, p. 6)

Banking
  31,392,000              Banca Commerciale Italiana                 189,304,797
                          (Note A, p. 6)
   1,819,200              Banca Popolare di Bergamo                   37,044,164
                          (Note A, p. 6)
   3,422,000              Banca Popolare di Milano                    24,543,700
                          (Note A, p. 6)



2      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Chemicals
   4,110,000              Montefibre S.p.A. ORD (Note A, p. 6)     $   2,751,371
     740,000              Montefibre S.p.A. RNC                          520,037

Conglomerates
   1,364,000              IFIL Finanziaria di                          4,405,225
                          Partecipazioni S.p.A.
      52,500              Italmobiliare S.p.A. RNC                     1,256,323
                          (Note A, p. 6)

Energy Sources
  14,702,580              ENI S.p.A. (Note A, p. 6)                   90,256,106

Machinery & Engineering
   3,583,423              Finmeccanica S.p.A. ORD                      3,015,403
                          (Note B, p. 6)

Telecommunications
  18,803,055              Telecom Italia S.p.A. ORD                  128,664,770
                          (Note A, p. 6)
  11,910,673              Telecom Italia S.p.A. RNC                   55,611,762

Utilities-Electric, Gas & Water
   2,191,000              AEM S.p.A. (Notes A & B, p. 6)               2,932,129
                                                                   -------------

Total Italian Stocks
(Cost $343,882,917)                                                  573,186,741
                                                                   -------------
--------------------------------------------------------------------------------
JAPAN:                                                                    30.82%
--------------------------------------------------------------------------------
Appliances & Household Durables
  10,516,000              Matsushita Electric Industrial Co., Ltd.   142,799,886
                          (Note A, p. 6)

Automobiles
   1,282,000              Aisin Seiki Co., Ltd. (Note A, p. 6)        11,712,133
     393,000              Toyoda Gosei Co., Ltd.                       1,234,193

Banking
     413,490              Bank of Iwate                               18,766,797
     390,000              Bank of Kyoto (Note A, p. 6)                 1,633,029
   1,540,000              Biwako Bank                                  4,058,416
     575,000              Eighteenth Bank Ltd.                         2,528,819
   3,381,000              Higo Bank (Note A, p. 6)                    12,746,348
   2,194,000              Hyakugo Bank (Note A, p. 6)                  8,191,061
     207,000              Hyakujushi Bank                              1,041,023
   2,896,000              Kagoshima Bank                              10,875,502
       2,700              Kita-Nippon Bank Ltd.                          116,785
   2,450,000              Michinoku Bank                              11,908,787
  20,800,000              Mitsui Trust & Banking Co., Ltd.            18,423,922
                          (Note A, p. 6)
   1,961,120              Miyazaki Bank (Note A, p. 6)                 6,388,480
     368,000              Nanto Bank                                   1,513,971
   1,733,000              Oita Bank (Note A, p. 6)                     8,106,489
   9,150,000              Sakura Bank (Note A, p. 6)                  13,396,288
   6,078,000              Toho Bank (Note A, p. 6)                    21,045,304
     162,300              Yamagata Bank (Note A, p. 6)                   712,858

Beverage & Tobacco
      15,000              Chukyo Coca-Cola Bottling Co., Ltd.            115,296
     422,000              Hokkaido Coca-Cola Bottling Co., Ltd.        3,923,282
   1,340,000              Kinki Coca-Cola Bottling Co., Ltd.          14,419,676
                          (Note A, p. 6)

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
     164,940              Kita Kyushu Coca-Cola Bottling           $   3,622,268
                          Co., Ltd. (Note A, p. 6)
     715,000              Sanyo Coca-Cola Bottling Co., Ltd.           6,437,904
                          (Note A, p. 6)
     687,000              Shikoku Coca-Cola Bottling Co., Ltd.         6,542,857
                          (Note A, p. 6)

Broadcasting & Publishing
     500,000              Asatsu Inc. (Note A, p. 6)                   8,821,053

Business & Public Services
   1,254,000              Toppan Printing Co., Ltd. (Note A, p. 6)    12,860,831

Chemicals
   1,393,000              Kansai Paint Co., Ltd. (Note A, p. 6)        2,549,321

Construction & Housing
   3,681,400              Daito Trust Construction Co., Ltd.          23,607,527
                          (Note A, p. 6)
   4,677,000              Sekisui House Ltd. (Note A, p. 6)           37,969,273

Cosmetics & Toiletries
   3,149,000              Lion Corp. (Note A, p. 6)                   10,926,583

Electrical & Electronics
   3,842,000              Canon Sales Co., Inc. (Note A, p. 6)        49,752,919
   7,145,000              Hitachi Ltd. (Note A, p. 6)                 31,382,451
   2,612,000              Mitsubishi Electric Corp. (Note A, p. 6)     4,015,372
   6,500,000              Sharp Corp. (Note A, p. 6)                  38,684,525
   2,590,000              Taiyo Yuden Co., Ltd. (Note A, p. 6)        25,804,251
  18,356,000              Toshiba Corp. (Note A, p. 6)                65,977,053

Energy Sources
   2,651,000              General Sekiyu Group (Note A, p. 6)          8,926,905

Financial Services
     234,000              Daiwa Securities Co., Ltd.                     548,150
                          (Note A, p. 6)
   3,253,000              Nikko Securities Co., Ltd.                   6,977,262
                          (Note A, p. 6)

Food & Household Products
   1,382,400              Ezaki Glico Co., Ltd. (Note A, p. 6)         6,942,106

Health & Personal Care
   6,699,000              Chugai Pharmaceutical Co., Ltd.             45,753,570
                          (Note A, p. 6)
   1,367,000              Daiichi Pharmaceutical Co., Ltd.            18,272,697
                          (Note A, p. 6)
   1,322,000              Kissei Pharmaceutical Co., Ltd.             18,677,646
                          (Note A, p. 6)
   1,341,000              Yamanouchi Pharmaceutical Co., Ltd.         28,860,874
                          (Note A, p. 6)

Insurance (Non-Life)
   5,247,900              Chiyoda Fire & Marine (Note A, p. 6)        15,405,056
   6,653,000              Dai-Tokyo Fire & Marine (Note A, p. 6)      18,896,554
   2,589,000              Koa Fire & Marine (Note A, p. 6)             7,580,981
     664,000              Mitsui Marine & Fire (Note A, p. 6)          2,722,009
   7,562,000              Nippon Fire & Marine (Note A, p. 6)         24,080,156

Leisure
   2,542,200              Heiwa Corp. (Note A, p. 6)                  20,768,603
     513,700              Sankyo Co., Ltd. (Note A, p. 6)              6,956,882


                                Schedule of Investments--Stock Portfolios      3

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Machinery & Engineering
   6,250,000              Makita Corp. (Note A, p. 6)               $ 71,648,177
  12,050,000              Mitsubishi Heavy Industries, Ltd.           41,194,316
                          (Note A, p. 6)
     973,000              Sintokogio (Note A, p. 6)                    2,635,408

Merchandising
   2,162,700              Aoki International Co., Ltd.                 8,232,524
                          (Note A, p. 6)
   3,033,900              Aoyama Trading Co., Ltd.                    64,629,027
                          (Note A, p. 6)
   1,867,900              Deodeo Corp. (Note A, p. 6)                 13,126,781
   1,167,000              Laox Co., Ltd. (Note A, p. 6)                7,030,789
   3,053,000              Sumitomo Corp.                              12,180,263

Metal-Steel
   5,013,000              Kurimoto Ltd. (Note A, p. 6)                12,550,389
   2,981,000              Maruichi Steel Tube Ltd.                    33,213,145
   8,900,000              Nisshin Steel Co., Ltd. (Note A, p. 6)       9,446,945
   2,709,400              Tokyo Steel Manufacturing Co., Ltd.          9,500,403
                          (Note A, p. 6)
     441,000              Toyo Seikan Kaisha, Ltd.                     5,765,139
   1,049,000              Yamato Kogyo Co., Ltd. (Note A, p. 6)        5,567,329
   6,420,000              Yodogawa Steel Works Ltd.                   24,626,329
                          (Note A, p. 6)

Miscellaneous Materials
   2,709,000              Yamamura Glass Co., Ltd. (Note A, p. 6)      2,974,635

Multi-Industry
  19,000,000              Itochu Corp. (Note A, p. 6)                 23,644,813
  16,591,000              Marubeni Corp. (Note A, p. 6)               19,553,829
  14,268,000              Nissho Iwai Corp. (Note A, p. 6)             9,191,347

Real Estate
   6,377,000              Daiwa Kosho Lease Co., Ltd.                 20,493,414
                          (Note A, p. 6)
   1,046,000              TOC Co. (Note A, p. 6)                       8,001,683

Textiles/Apparel
   1,345,000              Gunze Ltd. (Note A, p. 6)                    2,884,850
   2,453,000              Tokyo Style Co., Ltd. (Note A, p. 6)        20,919,767
      51,000              Wacoal Corp. (Note A, p. 6)                    488,328
     350,400              World Co., Ltd. (Note A, p. 6)              10,003,732

Transportation-Road & Rail
   3,594,000              Seino Transportation Co., Ltd.              18,179,816
                          (Note A, p. 6)

Transportation-Shipping
  12,436,000              Kawasaki Kisen Kaisha Ltd.                  18,207,238
                          (Note A, p. 6)
  17,398,000              Mitsui O.S.K. Lines Ltd.                    25,089,900
   7,887,000              Nippon Yusen Kabushiki Kaisha               23,152,057
                          (Note A, p. 6)

Utilities-Electric, Gas & Water
     935,400              Chugoku Electric Power Co., Inc.            14,995,980
                          (Note A, p. 6)
   1,165,000              Hokkaido Electric Power Co., Inc.           16,800,628
                          (Note A, p. 6)
     401,800              Hokuriku Electric Power Co., Inc.            5,882,654
                          (Note A, p. 6)

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
   3,633,000              Kyushu Electric Power Co., Inc.          $  58,907,758
                          (Note A, p. 6)
     541,200              Shikoku Electric Power Co., Inc.             8,161,282
                          (Note A, p. 6)
     617,400              Tohoku Electric Power Co., Inc.              9,129,592
                          (Note A, p. 6)
                                                                   -------------
Total Japanese Stocks
(Cost $2,291,108,817)                                              1,513,992,251
                                                                   -------------
--------------------------------------------------------------------------------
MALAYSIA (Note E, p. 6):                                                   0.17%
--------------------------------------------------------------------------------
Automobiles
   1,000,000              Oriental Holdings Berhad                       740,526

Conglomerates
   6,978,800              Malaysia Mining Corp. Berhad                 1,131,300

Financial Services
   9,501,812              Commerce Asset Holding Berhad                2,678,011

Leisure
   1,637,000              Berjaya Land Berhad                            410,112

Miscellaneous Materials
   4,000,000              Golden Hope Plantations Berhad               1,746,316

Telecommunications
   6,737,000              Technology Resources Industries              1,501,642
                          Berhad

Transportation-Airlines
   1,100,000              Malaysian Airline System Berhad                303,947
                                                                   -------------

Total Malaysian Stocks
(Cost $22,209,463)                                                     8,511,854
                                                                   -------------
--------------------------------------------------------------------------------
NORWAY:                                                                    0.61%
--------------------------------------------------------------------------------
Banking
   1,369,100              Christiania Bank OG                          4,314,313
                          (Notes A & B, p. 6)

Energy Sources
     280,000              Norsk Hydro A.S.A.                          10,205,572
     800,000              Saga Petroleum A.S.A.                        8,222,883

Paper & Forest Products
     290,000              Norske Skogindustrier A.S.A.                 7,275,494
                          (Note B, p. 6)
                                                                   -------------

Total Norwegian Stocks
(Cost $40,499,223)                                                    30,018,262
                                                                   -------------
--------------------------------------------------------------------------------
SINGAPORE:                                                                 0.96%
--------------------------------------------------------------------------------
Banking
   1,300,000              Development Bank of Singapore                5,236,967
                          Ltd. (Foreign) (Note A, p. 6)
   2,470,000              United Overseas Bank Ltd. (Foreign)          7,199,289
                          (Note A, p. 6)

Electrical & Electronics
   1,222,200              Creative Technology Ltd.                    10,999,800
                          (Note B, p. 6)


4      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Machinery & Engineering
   4,315,000              Keppel Fels Ltd.                         $   4,780,243

Multi-Industry
  15,210,150              Natsteel Ltd.                               11,173,333

Real Estate
   2,670,000              Keppel Land Ltd. (Note A, p. 6)              1,154,680
   4,599,000              Singapore Land Ltd.                          6,593,353
                                                                   -------------

Total Singapore Stocks
(Cost $75,492,967)                                                    47,137,665
                                                                   -------------
--------------------------------------------------------------------------------
SPAIN:                                                                     6.61%
--------------------------------------------------------------------------------
Banking
   6,064,720              Argentaria S.A.                            120,709,017

Construction & Housing
   1,227,455              Dragados Y Construcciones S.A.              32,646,230

Energy Sources
     460,150              Repsol S.A. (Note A, p. 6)                  19,451,862

Utilities-Electric, Gas & Water
   2,601,907              Fuerzas Electricas de Cataluna S.A.         25,389,377
   8,431,704              Union Electrica Fenosa S.A.                126,533,482
                                                                   -------------

Total Spanish Stocks
(Cost $164,391,345)                                                  324,729,968
                                                                   -------------
--------------------------------------------------------------------------------
SWEDEN:                                                                    0.25%
--------------------------------------------------------------------------------
Appliances & Household Durables
     555,750              Electrolux AB (Class A)                      7,303,636

Paper & Forest Products
      25,000              Svenska Cellulosa AB                           494,418

Real Estate
      56,080              Nackebro Fastighets AB (Note A, p. 6)        1,005,326
     253,190              Tornet Fastighets AB                         3,715,068
                                                                   -------------

Total Swedish Stocks
(Cost $7,437,276)                                                     12,518,448
                                                                   -------------
--------------------------------------------------------------------------------
UNITED KINGDOM:                                                            9.51%
--------------------------------------------------------------------------------
Automobiles
   4,633,398              Lex Service plc                             27,097,691

Beverage & Tobacco
     613,000              Imperial Tobacco Group plc                   6,487,451
     450,000              Matthew Clark plc                              941,005

Broadcasting & Publishing
   4,196,500              Mirror Group plc                            10,344,976
   4,549,267              Trinity plc                                 31,091,503

Building Materials
     364,434              Hanson plc                                   2,311,011

Chemicals
     950,000 Imperial Chemical Industries plc                          7,485,961

Conglomerates
   4,638,218              BTR plc                                      8,378,270
   1,664,900              Powell Duffryn plc                          11,406,895



--------------------------------------------------------------------------------
Quantity                  Description                               Market Value
--------------------------------------------------------------------------------

Construction & Housing
  15,636,789              Tarmac plc                                $ 22,064,796

Energy Sources
   1,719,119              Premier Oil plc                                730,668
   6,179,400              Shell Transport & Trading Co., plc          37,426,173

Food & Household Products
  11,102,960              Hazlewood Foods plc                         34,543,322
   4,038,269              Hillsdown Holdings plc                       7,346,040

Health & Personal Care
   6,250,000              Smith & Nephew plc                          14,557,099

Insurance
   4,615,809              CGU plc                                     71,528,442
   4,925,354              Guardian Royal Exchange plc                 21,394,522
   3,051,098              Royal & Sun Alliance Insurance              26,454,562
                          Group plc

Merchandising
       7,141              Safeway plc                                     33,477
   5,081,600              Somerfield plc                              36,068,759

Metal-Steel
   4,143,900              British Steel plc                            7,485,356

Textiles/Apparel
   2,250,000              Courtaulds plc                               7,267,924

Utilities-Electric, Gas & Water
     699,099              Anglian Water plc                           11,267,336
     749,035              Anglian Water plc (Class B)                    598,514
                          (Note B, p. 6)
  3,354,949               Pennon Group plc                            62,741,204
                                                                   -------------

Total United Kingdom Stocks
(Cost $387,210,703)                                                  467,052,957
                                                                   -------------
Total Equities
(Cost $5,023,690,031)                                              4,732,443,075
                                                                   -------------
--------------------------------------------------------------------------------
WARRANTS--HONG KONG REAL ESTATE
(Note B, p. 6):                                                            0.00%
--------------------------------------------------------------------------------
  1,011,229               Great Eagle Holdings                             1,305
                          (Expiration 11/30/1998)
                                                                   -------------

Total Warrants (Cost $0)                                                   1,305
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      0.60%
--------------------------------------------------------------------------------
 29,635,000               State Street Bank & Trust Co.,              29,635,000
                          Repurchase Agreement,
                          dated 09/30/1998, 5.25%,
                          maturing 10/01/1998 for $29,639,322,
                          collateral 19,245,000 principal
                          amount U.S. Treasury Bond,
                          9.875%, 11/15/2015,
                          value $30,232,702
                                                                   -------------

Total Repurchase Agreement
(Cost $29,635,000)                                                    29,635,000
                                                                   -------------


                                Schedule of Investments--Stock Portfolios      5

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $5,053,325,031)             96.94%        $4,762,079,380
(Note F, below)
Cash and Other Assets, Less Liabilities              3.06            150,503,417
(Note G, below)
                                                 --------         --------------

Net Assets (Equivalent to $17.63
per share based on 278,635,991
shares of capital stock outstanding)               100.00%        $4,912,582,797
                                                 ========         ==============
--------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                             Unrealized
                                              Contract      Appreciation/
Quantity           Description                 Amount      (Depreciation)
--------------------------------------------------------------------------------
500                Hong Kong Hang Seng     $24,268,998      $  670,345
                   October 1998
850                Japanese TOPIX           66,594,043      (1,664,141)
                   December 1998
                                                            ----------

Total Long Stock Index Futures Contracts                    $ (993,796)
                                                            ==========
--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity           Description                          Market Value
--------------------------------------------------------------------------------

2,017,525          Australian Dollar                    $ 1,195,485
21,260,286         Austrian Schilling                     1,809,463
6,103,109          British Pound                         10,375,890
2,015,128          Canadian Dollar                        1,321,005
1,990,939          Deutschemark                           1,192,214
11,479,790         Finnish Markka                         2,257,801
13,859,721         French Franc                           2,475,038
34,105,403         Hong Kong Dollar                       4,401,379
3,453,333,670      Italian Lira                           2,092,105
1,028,986,371      Japanese Yen                           7,532,568
5,263,841          Malaysian Ringgit (Note E, below)        969,655
1,927,066          Netherlands Guilder                    1,023,212
5,143,028          Norwegian Krone                          695,568
5,502,472          Singapore Dollar                       3,259,758
105,835,096        Spanish Peseta                           745,659
3,084,847          Swedish Krona                            393,601
760,099            Swiss Franc                              550,637
                                                        -----------
Total Foreign Currencies                                $42,291,038
                                                        ===========
--------------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(B) Non-income-producing security
(C) Explanation of abbreviations:
    RFD-Restricted for Dividends
    Vorzug-German Preference Share
    Stamm-German Ordinary Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
(D) Affiliated company (see Note 3B of the Notes to Financial Statements)
(E) Fair-valued security (see Note 1A of the Notes to Financial Statements)
(F) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.
(G) Includes $4,387,776 (Hong Kong dollars) and $7,466,783 (Japanese yen) U.S. dollar equivalent pledged as collateral for futures transactions
(H) Allocation of assets by industry as of September 30, 1998:
    Appliances & Household Durables               3.06%
    Automobiles                                   2.75
    Banking                                      17.73
    Beverage & Tobacco                            0.86
    Broadcasting & Publishing                     2.92
    Building Materials                            0.80
    Business & Public Services                    2.18
    Chemicals                                     2.70
    Conglomerates                                 0.82
    Construction & Housing                        2.51
    Cosmetics & Toiletries                        0.22
    Electrical & Electronics                      7.12
    Energy Sources                                4.89
    Financial Services                            0.25
    Food & Household Products                     1.62
    Health & Personal Care                        4.19
    Insurance                                     3.33
    Insurance (Non-Life)                          1.40
    Leisure                                       0.57
    Machinery & Engineering                       3.66
    Merchandising                                 3.32
    Metal-Steel                                   3.45
    Miscellaneous Materials                       0.10
    Multi-Industry                                1.29
    Non-Financial                                 0.35
    Paper & Forest Products                       1.41
    Real Estate                                   2.80
    Retail                                        0.28
    Telecommunications                            4.03
    Textiles/Apparel                              1.14
    Tires & Rubber                                0.86
    Transportation-Airlines                       0.01
    Transportation-Road & Rail                    0.37
    Transportation-Shipping                       1.41
    Utilities-Electric, Gas & Water              11.94
    Repurchase Agreement                          0.60
    Cash and Other Assets, Less Liabilities       3.06
                                                ------
   Total                                        100.00%
                                                ======

See Notes to Financial Statements.


6      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                               September 30, 1998


Shares                    Description                              Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 93.91%
--------------------------------------------------------------------------------
ARGENTINA:                                                                 7.27%
--------------------------------------------------------------------------------
Beverage & Tobacco
     295,082              Nobleza Piccardo S.A.I.C.                $     737,819

Energy Sources
   3,388,520              Astra Cia Argentina de Petroleo S.A.         3,744,895
   1,790,000              Central Costanera S.A. (Class B)             4,153,444
     185,000              YPF S.A.                                     4,792,243
      60,000              YPF S.A. ADR                                 1,560,000

Financial Services
     249,000              Bansud S.A. (Class B) (Note B, p. 11)          734,664

Food & Household Products
     650,000              Garovaglio y Zorraquin S.A.                    598,093

Metal-Steel
   3,342,088              Siderca S.A.I.C.                             4,011,127

Real Estate
     615,000              IRSA Inversiones y                           1,304,002
                          Representaciones S.A.
       3,700              IRSA Inversiones y                              79,550
                          Representaciones S.A. GDR

Utilities-Electric, Gas & Water
   1,943,759              Central Puerto S.A.                          4,665,745
                                                                   -------------

Total Argentine Stocks
(Cost $35,005,865)                                                    26,381,582
                                                                   -------------
--------------------------------------------------------------------------------
BRAZIL:                                                                    7.71%
--------------------------------------------------------------------------------
Appliances & Household Durables
  14,000,000              Brasmotor S.A. (PFD)                         1,210,511

Banking
 321,900,000              Banco Bradesco S.A. (PFD)                    1,900,797

Energy Sources
     106,400              Centrais Geradoras do Sul do                   505,400
                          Brasil S.A. ADR
  80,000,000              Companhia Energetica de Minas                1,741,111
                          Gerais (PFD)
 413,100,000              Companhia Paranaense de Energia              1,993,279

Financial Services
   4,406,000              Itausa Investimentos Itau S.A.               2,415,876

Food & Household Products
 173,026,676              Ceval Alimentos S.A. (Note B, p. 11)           322,568
     493,493              Santista Alimentos S.A.                        220,635



--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Metal-Steel
  67,700,000              Companhia Siderurgica de Tubarao         $     434,029
                          (PFD) (Class B)
   4,714,293              Gerdau Metalurgica S.A.                         67,605
  83,558,114              Gerdau Metalurgica S.A. (PFD)                1,656,431
 191,486,156              Gerdau S.A. (PFD)                            1,663,763

Paper & Forest Products
     952,000              Companhia Suzano de Papel e                    562,149
                          Celulose (PFD)
 218,663,014              Votorantim Celulose Papel S.A. (PFD)         2,213,469

Utilities-Electric, Gas & Water
   1,064,000              Centrais Eletricas Brasileiras ADR          11,039,000
                                                                   -------------

Total Brazilian Stocks
(Cost $39,010,149)                                                    27,946,623
                                                                   -------------
--------------------------------------------------------------------------------
CHILE:                                                                     3.95%
--------------------------------------------------------------------------------
Banking
     196,800              Banco BHIF S.A. ADR                          1,881,900

Beverage & Tobacco
     342,500              Compania Cervecerias Unidas                  6,293,437
                          S.A. ADR

Energy Sources
     314,959              Gener S.A. ADR                               4,704,700

Food & Household Products
     124,500              Cristalerias de Chile ADR                    1,455,094
                                                                   -------------

Total Chilean Stocks
(Cost $18,967,946)                                                    14,335,131
                                                                   -------------
--------------------------------------------------------------------------------
CHINA:                                                                     4.06%
--------------------------------------------------------------------------------
Appliances & Household Durables
   3,000,000              Guangdong Kelon Electrical                   2,013,215
                          Holdings Co., Ltd.

Chemicals
  56,100,000              Jilin Chemical Industrial Co., Ltd.          2,932,132
                          (Note C, p. 11)
  13,600,000              Shanghai Petrochemical Co., Ltd.             1,386,537

Energy Sources
  14,102,000              Harbin Power Equipment Co., Ltd.               900,848
   6,330,000              Yanzhou Coal Mining Co., Ltd.                1,102,816
                          (Note B, p. 11)

Utilities-Electric, Gas & Water
     623,000              Huaneng Power International Inc.,            6,385,750
                          Ltd. ADR (Note B, p. 11)
                                                                   -------------

Total Chinese Stocks
(Cost $29,103,221)                                                    14,721,298
                                                                   -------------

*See Note 1, page 26 in Notes to Financial Statements.


                                Schedule of Investments--Stock Portfolios      7

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
INDIA:                                                                     5.60%
--------------------------------------------------------------------------------
Automobiles
     572,200              Ashok Leyland Ltd.                       $     339,167
     310,000              Ashok Leyland Ltd. GDR                         511,500
     525,000              Tata Engineering &                           1,707,518
                          Locomotive Co., Ltd.

Chemicals
   1,035,700              Indo Gulf Fertilisers &                        754,257
                          Chemicals Corp., Ltd.
     600,000              Indo Gulf Fertilisers &                        450,000
                          Chemicals Corp., Ltd. GDR
     285,000              Indo Gulf Fertilisers &                        228,000
                          Chemicals Corp., Ltd. GDR, Rule 144A
   1,254,900              Southern Petrochemical Industries              609,261
                          Corp., Ltd.
   1,049,000              Southern Petrochemical Industries            2,360,250
                          Corp., Ltd. GDS

Financial Services
   1,859,150              Industrial Credit & Investment               2,333,249
                          Corp. of India Ltd.
      17,000              Industrial Credit & Investment                 142,375
                          Corp. of India Ltd. GDR
     303,000              Industrial Credit & Investment               2,537,625
                          Corp. of India Ltd. GDR, Rule 144A
                          (Note B, p. 11)

Health & Personal Care
     578,950              Cheminor Drugs Ltd.                          2,169,527

Utilities-Electric, Gas & Water
   1,092,000              BSES Ltd.                                    4,081,810
     157,000              BSES Ltd. GDR                                2,080,250
                                                                   -------------

Total Indian Stocks
(Cost $34,490,891)                                                    20,304,789
                                                                   -------------
--------------------------------------------------------------------------------
INDONESIA:                                                                 2.40%
--------------------------------------------------------------------------------
Automobiles
  16,001,000              PT Gajah Tunggal                               186,927

Chemicals
  29,596,000              PT Indorama Synthetics (Note B, p. 11)       2,765,981

Food & Household Products
  12,403,500              PT Sinar Mas Agro Resources &                1,159,206
                          Technology Corp. (Note B, p. 11)

Paper & Forest Products
     656,500              Asia Pulp & Paper Co., Ltd. ADR              3,487,656
                          (Note B, p. 11)
   9,628,500              PT Inti Indorayon Utama (Note B, p. 11)        157,476

Telecommunications
   1,680,500              PT Indosat                                     906,999
       5,500              PT Indosat ADR                                  29,219
                                                                   -------------
Total Indonesian Stocks
(Cost $37,566,302)                                                     8,693,464
                                                                   -------------



--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
ISRAEL:                                                                    7.54%
--------------------------------------------------------------------------------
Banking
   1,500,000              Bank Leumi Le-Israel                     $   2,215,663
   3,203,338              Israel Discount Bank                         2,923,977

Electrical & Electronics
     556,991              Israel Electric Wire & Cable                 1,707,757

Financial Services
      43,000              PEC Israel Economic Corp. ADR                1,101,875
                          (Note B, p. 11)

 Health & Personal Care
     482,100              Elscint Ltd. (Note B, p. 11)                 5,122,312

Multi-Industry
   1,999,527              Israel Land Development                      9,775,731
                          (Notes B & C, p. 11)
       8,500              Israel Land Development ADR                    114,750
                          (Notes B & C, p. 11)
Telecommunications
     570,000              Bezeq The Israeli                            1,686,869
                          Telecommunication Corp., Ltd.

Textiles/Apparel
   2,913,527              Kitan Consolidated Ltd. (Note B, p. 11)      2,682,171
                                                                   -------------

Total Israeli Stocks
(Cost $24,986,814)                                                    27,331,105
                                                                   -------------
--------------------------------------------------------------------------------
MALAYSIA (Note D, p. 11):                                                  5.80%
--------------------------------------------------------------------------------
Automobiles
   3,220,560              Oriental Holdings Berhad                     2,384,910
   2,696,000              Tan Chong Motor Berhad                         399,788

Building Materials
   4,659,500              Cement Industries of Malaysia Berhad         1,647,991

Conglomerates
  15,581,800              Malaysia Mining Corp. Berhad                 2,525,892

Construction & Housing
   2,000,000              YTL Corp. Berhad                             1,097,895

Financial Services
  14,067,000              Commerce Asset Holding Berhad                3,964,673

Leisure
   4,602,000              Berjaya Land Berhad                          1,152,922

Miscellaneous Materials
   6,210,000              Golden Hope Plantations Berhad               2,711,155
   1,822,000              Kuala Lumpur Kepong Berhad                   1,429,791

Real Estate
   2,101,000              Bolton Properties Berhad                       313,491

Telecommunications
   4,752,000              Technology Resources Industries              1,059,196
                          Berhad

Transportation-Airlines
   3,159,000              Malaysian Airline System Berhad                872,881



8      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Shares                    Description                              Market Value
--------------------------------------------------------------------------------
 Utilities-Electric, Gas & Water
   2,174,000              Tenaga Nasional Berhad                   $   1,465,734
                                                                   -------------

Total Malaysian Stocks
(Cost $69,519,210)                                                    21,026,319
                                                                   -------------
--------------------------------------------------------------------------------
MEXICO:                                                                    5.88%
--------------------------------------------------------------------------------
Banking
   4,254,000              Grupo Financiero Serfin S.A. de C.V.           333,713
                          (Note B, p. 11)

Chemicals
   2,727,200              Cydsa S.A.                                   2,535,189

Financial Services
     150,000              Grupo Financiero Banamex S.A. de C.V.          145,617
     552,000              Grupo Financiero Banamex S.A. (NVP)            487,154

Food & Household Products
     494,000              Grupo Minsa S.A. de C.V. ADR                 1,745,203
                          (Note B, p. 11)

Merchandising
   6,240,000              Controladora Comercial Mexicana              3,353,128
                          S.A. de C.V.
     102,250              Controladora Comercial Mexicana              1,124,750
                          S.A. de C.V. GDR

Metal-Nonferrous
     450,144              Grupo Mexico S.A. (NVP)                      1,147,651

Metal-Steel
   1,442,000              Hylsamex S.A.                                1,696,803

Telecommunications
     165,000              Telefonos de Mexico S.A.                       370,514
     190,325              Telefonos de Mexico S.A. ADR                 8,398,090
                                                                   -------------

Total Mexican Stocks
(Cost $41,063,863)                                                    21,337,812
                                                                   -------------
--------------------------------------------------------------------------------
PHILIPPINES:                                                               4.02%
--------------------------------------------------------------------------------
Banking
   2,221,980              Philippine Commercial International          4,977,235
                          Bank
   2,217,577              Philippine National Bank (Note B, p. 11)     1,545,968

Conglomerates
   7,829,820              First Philippine Holding Corp.               2,281,833
                          (Class B) (Notes B & C, p. 11)
  74,880,000              JG Summit Holding Inc. (Note B, p. 11)       1,489,043

Food & Household Products
  22,069,500              Universal Robina Corp.                         857,558

Real Estate
  57,108,500              Robinson's Land Corp. - Series 'B'           1,958,006
                          (Notes B & C, p. 11)

Transportation-Shipping
  43,030,000              William Gothong & Aboitiz                    1,475,314
                          (Note B, p. 11)
                                                                   -------------

Total Philippine Stocks
(Cost $54,744,006)                                                    14,584,957
                                                                   -------------

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
PORTUGAL:                                                                  7.10%
--------------------------------------------------------------------------------
Banking
     200,450              Banco Pinto & Sotto Mayor S.A.           $   3,258,988

Insurance
     423,000              Companhia de Seguros Imperio S.A.            3,285,485
                          (Note B, p. 11)

Paper & Forest Products
     397,000              Portucel Industrial-Empresa                  2,306,859
                          Produtora de Celulose S.A.

Utilities-Electric, Gas & Water
     709,000              Electricidade de Portugal S.A.              16,912,404
                                                                   -------------

Total Portugese Stocks
(Cost $25,337,565)                                                    25,763,736
                                                                   -------------
--------------------------------------------------------------------------------
SINGAPORE:                                                                 0.07%
--------------------------------------------------------------------------------
Automobiles
   8,088,000              Tan Chong International Ltd.                   248,418
                          (Note B, p. 11)
                                                                   -------------

Total Singapore Stocks
(Cost $0)                                                                248,418
                                                                   -------------
--------------------------------------------------------------------------------
SOUTH AFRICA:                                                              7.05%
--------------------------------------------------------------------------------
Automobiles
     672,300              Toyota South Africa Ltd.                     1,858,683

Banking
   1,165,362              ABSA Group Ltd.                              4,242,907

Beverage & Tobacco
     611,800              Rembrandt Group Ltd.                         3,658,674

Chemicals
   2,204,300              AECI Ltd.                                    3,881,503

Metal-Steel
  20,082,662              S.A. Iron & Steel Industrial                 4,510,078
                          Corp., Ltd.

Mining
      83,424              AngloGold Ltd.                               4,371,502
      17,385              AngloGold Ltd. ADR                             456,356
     193,900              De Beers Consolidated Mines Ltd.             2,553,334
       2,500              De Beers Consolidated Mines Ltd.                31,406
                          ADR
                                                                   -------------

Total South African Stocks
(Cost $53,841,020)                                                    25,564,443
                                                                   -------------
--------------------------------------------------------------------------------
SOUTH KOREA:                                                               7.21%
--------------------------------------------------------------------------------
Banking
   1,584,579              Daegu Bank (Note B, p. 11)                   1,652,087
     428,060              Jeon Buk Bank (Note B, p. 11)                  427,829
   1,309,350              Kwang Ju Bank (Note B, p. 11)                1,082,691
   1,171,940              Kyung Nam Bank (Note B, p. 11)                 985,921
   1,256,830              Pusan Bank (Note B, p. 11)                     957,929

Beverage & Tobacco
      86,618              Hite Brewery Co., Ltd.                         399,847


                                Schedule of Investments--Stock Portfolios      9

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Building Materials
      82,430              Asia Cement Manufacturing Co., Ltd.      $     334,284

Chemicals
     409,848              Hyosung T&C Co., Ltd.                        2,372,300

Electrical & Electronics
   2,090,000              Daewoo Electronics Co. (Note B, p. 11)       4,358,080

Energy Sources
     530,000              Ssangyong Oil Refining Co., Ltd.             4,458,745

Metal-Steel
      95,000              Pohang Iron & Steel Co., Ltd.                3,012,403

Multi-Industry
     890,310              Daewoo Corp.                                 1,555,602
     319,279              Samsung Corp.                                  718,564

Tires & Rubber
     294,660              Korea Kumho Petrochemical Co.                  423,743

Utilities-Electric, Gas & Water
     154,000              Korea Electric Power Corp.                   2,137,120
      25,000              Kukdong City Gas Co., Ltd.                     357,721
                          (Note B, p. 11)
      60,000              Seoul City Gas Co., Ltd.                       918,929
                                                                   -------------

Total South Korean Stocks
(Cost $65,969,652)                                                    26,153,795
                                                                   -------------
--------------------------------------------------------------------------------
TAIWAN:                                                                    8.06%
--------------------------------------------------------------------------------
Building Materials
   3,685,500              Pacific Construction                         1,353,311

Chemicals
   8,533,761              Far Eastern Textile                          5,177,231
  15,329,520              Shinkong Synthetic Fibers Corp.              5,539,986

Electrical & Electronics
     394,405              Teco Electric & Machinery Ltd. GDR           3,362,303

Financial Services
   3,721,472              China Bills Finance Corp.                    1,474,545
   1,586,250              Chung Hsing Bills Finance Corp.                709,093
                          (Note B, p. 11)
   2,018,940              International Bills Finance Corp.              925,958

Food & Household Products
   7,569,867              Great Wall Enterprises Co.                   3,427,864
                          (Note B, p. 11)

Metal-Steel
   2,294,825              China Steel Corp.                            1,365,571
     486,992              China Steel Corp. GDS                        5,904,778
                                                                   -------------

Total Taiwanese Stocks
(Cost $41,228,279)                                                    29,240,640
                                                                   -------------
--------------------------------------------------------------------------------
THAILAND:                                                                  4.04%
--------------------------------------------------------------------------------
Banking
   4,295,000              Bangkok Bank Public Co.,                     4,072,376
                          Ltd. (Foreign) (Note B, p. 11)
   2,979,500              Thai Farmers Bank Public Co.,                1,996,378
                          Ltd. (Foreign) (Note B, p. 11)

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Building Materials
   4,728,100              Thai-German Ceramic Industry             $     406,461
                          Co., Ltd. (Foreign) (Note B, p. 11)

Financial Services
      10,000              Asia Credit Public Co., Ltd. (Foreign)           3,161
                          (Note B, p. 11)
   2,550,000              Industrial Finance Corporation of              502,908
                          Thailand (Foreign)
   3,019,200              National Finance & Securities Public           305,355
                          Co., Ltd. (Foreign) (Note B, p. 11)

Food & Household Products
   1,552,300              Saha Pathana Inter-Holding Ltd.                353,242
                          (Foreign) (Note B, p. 11)

Insurance
     374,100              Ayudhya Insurance Public Co.,                1,513,426
                          Ltd. (Foreign)
     444,000              Bangkok Insurance Public Co.,                1,347,155
                          Ltd. (Foreign)

Telecommunications
     192,900              Jasmine International Public Co., Ltd.          65,845
                          (Local) (Note B, p. 11)
  14,247,200              Jasmine International Public Co., Ltd.       3,692,384
                          (Foreign) (Note B, p. 11)
   3,754,900              Thai Telephone & Telecommunication             398,750
                          Public Co., Ltd. (Foreign)
                          (Note B, p. 11)
                                                                   -------------

Total Thai Stocks
(Cost $50,313,983)                                                    14,657,441
                                                                   -------------
--------------------------------------------------------------------------------
TURKEY:                                                                    6.15%
--------------------------------------------------------------------------------
Aerospace & Defense
  37,000,000              Aselsan Elektronik Sanayi Ve                   933,232
                          Ticaret A.S.

Automobiles
   6,000,000              Ford Otomotiv Sanayi A.S.                    1,362,015

Banking
 677,295,933              Yapi ve Kredi Bankasi A.S.                   7,687,393
 325,713,786              Yapi ve Kredi Bankasi A.S.                   3,696,892
                          Non-Tradable Receipts (Note B, p. 11)

Building Materials
  48,650,000              Baticim Bati Anadolu Cimento                 2,804,742
                          Sanayii A.S.

Chemicals
  50,948,000              Sasa Sun'i Ve Sentetik Elyaf                   816,916

Food & Household Products
 180,000,000              Arcelik A.S.                                 4,215,760

Multi-Industry
     204,000              Haci Omer Sabanci Holding A.S. ADR             770,100
                                                                   -------------

Total Turkish Stocks
(Cost $30,481,626)                                                    22,287,050
                                                                   -------------
Total Equities
(Cost $651,630,392)                                                  340,578,603
                                                                   -------------

10      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

--------------------------------------------------------------------------------
Quantity                  Description                               Market Value
--------------------------------------------------------------------------------
WARRANTS--MALAYSIA REAL ESTATE
(Notes B & D, below):                                                      0.00%
--------------------------------------------------------------------------------
     87,500 Bolton Properties Berhad                               $       4,029
            (Expiration 09/15/2001)
                                                                   -------------

Total Warrants
(Cost $25,098)                                                             4,029
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      2.15%
--------------------------------------------------------------------------------
  7,811,000  State Street Bank & Trust Co.,                            7,811,000
             Repurchase Agreement,
             dated 09/30/1998, 5.25%,
             maturing 10/01/1998 for $7,812,139,
             collateral 7,910,000 principal
             amount U.S. Treasury Note,
             6.25%, 03/31/1999,
             value $7,969,325
                                                                   -------------

Total Repurchase Agreement
(Cost $7,811,000)                                                      7,811,000
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $659,466,490)               96.06%          $348,393,632
(Note E, below)
Cash and Other Assets, Less Liabilities              3.94             14,292,077
                                                   ------           ------------
Net Assets (Equivalent to $10.11
per share based on 35,870,455
shares of capital stock outstanding)               100.00%          $362,685,709
                                                   ======           ============

--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                  Description                               Market Value
--------------------------------------------------------------------------------
    245,976               Argentine Peso                              $  246,014
    703,997               Brazilian Real                                 593,865
  5,146,582               Hong Kong Dollar                               664,178
 27,041,824               Indian Rupee                                   637,328
 40,800,419               Indonesian Rupiah                                3,813
  2,452,078               Israeli Shekel                                 637,674
    435,691               Malaysian Ringgit (Note D, below)               80,259
  4,298,626               Mexican Peso                                   421,517
 23,954,165               New Taiwan Dollar                              695,331
146,211,131               Philippine Peso                              3,341,968
 10,356,953               Portuguese Escudo                               60,484
  3,669,417               South African Rand                             624,289
 10,626,163               Thai Baht                                      268,677
 93,525,344               Turkish Lira                                       337
                                                                      ----------

Total Foreign Currencies                                              $8,275,734
                                                                      ----------
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    ADR-American Depository Receipts
    GDR-Global Depository Receipts
    PFD-Preference Share
    GDS-Global Depository Share
    NVP-Non-Voting Preference Share
(B) Non-income-producing security
(C) Affiliated company (see Note 3B of the Notes to Financial Statements)
(D) Fair-valued security (see Note 1A of the Notes to Financial Statements)
(E) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Allocation of assets by industry as of September 30, 1998:
    Aerospace & Defense                           0.26%
    Appliances & Household Durables               0.89
    Automobiles                                   2.48
    Banking                                      12.64
    Beverage & Tobacco                            3.06
    Building Materials                            1.80
    Chemicals                                     8.77
    Conglomerates                                 1.73
    Construction & Housing                        0.30
    Electrical & Electronics                      2.60
    Energy Sources                                8.18
    Financial Services                            4.90
    Food & Household Products                     3.96
    Health & Personal Care                        2.01
    Insurance                                     1.69
    Leisure                                       0.32
    Merchandising                                 1.23
    Metal-Nonferrous                              0.32
    Metal-Steel                                   6.71
    Mining                                        2.04
    Miscellaneous Materials                       1.14
    Multi-Industry                                3.57
    Paper & Forest Products                       2.41
    Real Estate                                   1.01
    Telecommunications                            4.58
    Textiles/Apparel                              0.74
    Tires & Rubber                                0.12
    Transportation-Airlines                       0.24
    Transportation-Shipping                       0.41
    Utilities-Electric, Gas & Water              13.80
    Repurchase Agreement                          2.15
    Cash and Other Assets, Less Liabilities       3.94
                                               -------
   Total                                        100.00%
                                               =======
See Notes to Financial Statements.



                               Schedule of Investments--Stock Portfolios      11

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





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

                         Sanford C. Bernstein Fund, Inc.

                                  ANNUAL REPORT
                               SEPTEMBER 30, 1998

                             Schedule of Investments
                                  Taxable Bond
                                   Portfolios

                               -----------------

                              Intermediate Duration
                               Short Duration Plus
                            Government Short Duration

                         Sanford C. Bernstein Fund, Inc.

                        Report of Independent Accountants


To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.


In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 19, 1998

-------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                               September 30, 1998

-------------------------------------------------------------------------------
Principal Amount  Description                                     Market Value*
-------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                107.42%
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   8.21%
-------------------------------------------------------------------------------
Commercial Paper  (Note A, p. 8): 0.17%
  4,189,000       Prudential Funding Corp.,                       $   4,189,000
                  10/01/1998
                                                                  -------------

Total Commercial Paper (Cost $4,189,000)                              4,189,000
                                                                  -------------
U.S. Government Agencies: 8.04%
 30,315,000       Federal Home Loan Bank                             30,041,862
                  Consolidated Discount Notes,
                  Discount rate 5.27%, 12/04/1998
                  (Note B, p. 8)
 36,550,000       Federal National Mortgage                          36,165,494
                  Association Discount Notes,
                  Discount rate 5.275%, 12/15/1998
  4,730,000       Federal Home Loan Bank                              4,679,673
                  Consolidated Discount Notes,
                  Discount rate 5.26%, 12/16/1998
 80,655,000       Federal Farm Credit Bank                           80,918,742
                  Medium-Term Notes,
                  5.60%, 05/03/1999 (Note C, p. 8)
 52,325,000       Federal Home Loan Bank                             52,607,450
                  Consolidated Medium-Term Notes,
                  5.54%, 07/15/1999 (Note D, p. 8)
                                                                  -------------
Total U.S. Government Agencies
(Cost $203,768,197)                                                 204,413,221
                                                                  -------------
Total Short-Term Investments
(Cost $207,957,197)                                                 208,602,221
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
SECURITIES:                                                              15.33%
-------------------------------------------------------------------------------
284,995,719       3.625%, 07/15/2002                                286,331,779
                  (Notes E & F, p. 8)
105,047,610       3.375%, 01/15/2007                                103,439,121
                  (Notes G & H, p. 8)
                                                                  -------------
Total U.S. Treasury Inflation Protection
Securities (Cost $385,358,979)                                      389,770,900
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY BOND:                                                       1.73%
-------------------------------------------------------------------------------
 44,128,178       3.625%, 04/15/2028 (Note I, p. 8)                  44,017,901
                                                                  -------------
Total U.S. Treasury Bond (Cost $43,769,631)                          44,017,901
                                                                  -------------
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES:                                                 5.85%
-------------------------------------------------------------------------------
 38,245,000       Student Loan Marketing Association                 38,395,915
                  Medium-Term Notes,
                  5.63%, 06/02/1999 (Notes J & K, p. 8)

*See Note 1, page 26 in Notes to Financial Statements.



-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  109,585,000     Student Loan Marketing Association               $110,194,074
                  Medium-Term Notes,
                  5.53%, 07/16/1999 (Note L, p. 8)
                                                                  -------------
Total U.S. Government Agencies
(Cost $147,859,554)                                                 148,589,989
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     5.30%
-------------------------------------------------------------------------------
  8,979,850       Federal National Mortgage                           8,883,756
                  Association Remic Trust Series
                  1997-67 Class GA,
                  4.00%, 02/25/2009
  5,239,913       Federal National Mortgage                           5,272,663
                  Association Remic Trust Series
                  1994-20 Class Z,
                  6.50%, 02/25/2009
  6,107,628       Federal National Mortgage                           6,307,269
                  Association Series 1993-215 Class H,
                  9.00%, 08/25/2017
  7,437,274       Federal National Mortgage                           7,479,778
                  Association Remic Trust Series
                  1992-10 Class ZA,
                  8.00%, 09/25/2018
  8,940,000       Federal National Home Loan                          8,166,422
                  Mortgage Series 1584 HA,
                  3.50%, 11/15/2021
  4,700,000       G.E. Capital Mortgage Services,                     4,678,639
                  Inc. Series 1993-10 Class A15,
                  6.50%, 09/25/2023
  1,194,539       G.E. Capital Mortgage Services,                     1,203,109
                  Inc. Series 1994-11 Class A1,
                  6.50%, 03/25/2024
  2,835,000       Federal National Mortgage                           3,150,773
                  Association Series 1994-G6 Class PY,
                  7.75%, 05/17/2024
  1,506,402       Prudential Home Mortgage                            1,533,604
                  Securities Series 1994-15 Class A1,
                  8.00%, 05/25/2024
 12,269,423       Federal National Mortgage                          12,468,377
                  Association Series 2072 Class
                  PM, 6.25%, 07/15/2024 (Note J, p. 8)
      2,794       Residential Funding Mortgage Inc.,                      2,791
                  Securities 1 Series 1994-S15
                  Class A8, 7.75%, 07/25/2024
  2,307,000       Citicorp Mortgage Securities, Inc.                  2,289,478
                  Series 1994-11 Class A9,
                  6.25%, 08/25/2024
  2,313,767       Ryland Mortgage Securities Corp.                    2,327,800
                  Series 1993-4 Class A2,
                  7.50%, 08/25/2024
 29,072,000       Federal Home Loan Mortgage Corp.                   29,704,985
                  Series 2082 Class PG,
                  6.25%, 10/15/2026 (Note J, p. 8)
 12,216,000       Federal Home Loan Mortgage                         12,483,396
                  Association Series 2085 Class PD,
                  6.25%, 11/15/2026 (Note J, p. 8)

                        Schedule of Investments--Taxable Bond Portfolios      1

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
 15,049,794       Federal Home Loan Mortgage Corp.                 $ 15,377,473
                  Series 2078 Class PD,
                  6.25%, 12/15/2026 (Note J, p. 8)
 12,957,000       Federal Home Loan Mortgage Corp.                   13,390,904
                  Series 2086 Class PJ,
                  6.50%, 09/15/2028 (Note J, p. 8)
                                                                  -------------
Total Mortgage Derivatives (Cost $129,987,660)                      134,721,217
                                                                  -------------
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                   16.73%
-------------------------------------------------------------------------------
  1,435,635       Federal National Mortgage                           1,557,105
                  Association DUS Pool #073565,
                  7.31%, 07/01/2003 (Note J, p. 8)
 11,744,053       EMAC Owner Trust Series 1998-1                     12,005,569
                  Class A1, Rule 144A,
                  6.11%, 07/15/2003 (Note J, p. 8)
  1,491,296       Federal National Mortgage                           1,620,625
                  Association DUS Pool #073712,
                  7.235%, 10/01/2003 (Note J, p. 8)
  1,954,140       Federal Home Loan Mortgage Corp.                    2,091,851
                  Pool #W20002,
                  6.775%, 11/01/2003 (Note J, p. 8)
  1,958,566       Federal National Mortgage                           2,119,117
                  Association DUS Pool #073733,
                  7.06%, 11/01/2003 (Note J, p. 8)
  1,530,943       Federal National Mortgage                           1,643,159
                  Association DUS Pool #073789,
                  6.85%, 12/01/2003 (Note J, p. 8)
  5,000,000       Beverly Finance Corp., Rule 144A,                   5,696,350
                  8.36%, 07/15/2004
 11,815,825       TVO Southwest Mortgage Series                      13,149,962
                  1994-MF1 Class A1, Rule
                  144A, 9.37%, 11/18/2004 (Note J, p. 8)
 11,300,000       CTFS Funding Corp. Series 1997-1                   12,171,467
                  Class A2, Rule 144A,
                  6.716%, 12/19/2004 (Note J, p. 8)
  9,315,000       Morgan Stanley Capital I                            9,921,891
                  Series 1997-LB1 Class A2,
                  Rule 144A, 6.86%, 07/15/2005
                  (Note J, p. 8)
 11,437,238       Chase Commercial Mortgage                          12,452,350
                  Securities Corp. Series 1996-1
                  Class A1, 7.60%, 12/18/2005
  7,900,000       DLJ Mortgage Acceptance Corp.                       8,860,095
                  Series 1996-CF1 Class A2,
                  7.669%, 02/12/2006 (Note J, p. 8)
  9,530,472       Chase Commercial Mortgage                          10,188,694
                  Securities Corp. Series 1996-2
                  Class A2, 6.90%, 09/19/2006
  1,896,073       Federal National Mortgage                           2,076,915
                  Association DUS Pool #073798,
                  6.94%, 12/01/2006 (Note J, p. 8)
  2,688,147       Federal National Mortgage                           2,964,225
                  Association DUS Pool #073980,
                  7.04%, 03/01/2007 (Note J, p. 8)


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
 25,115,877       Federal National Mortgage                        $ 27,450,599
                  Association DUS Pool #313709,
                  6.907%, 06/01/2007 (Note J, p. 8)
 11,621,289       Federal National Mortgage                          12,721,337
                  Association DUS Pool #313543,
                  6.98%, 06/01/2007 (Note J, p. 8)
 19,206,568       Federal National Mortgage                          21,139,132
                  Association Mega DUS Pool
                  #313672, 7.033%, 06/01/2007 (Note J, p. 8)
  9,035,000       Credit Suisse First Boston                          9,362,112
                  Mortgage Securities Corp.
                  Series 1997-C2 Class A2,
                  6.52%, 07/17/2007
 15,340,000       Federal National Mortgage                          16,889,724
                  Association Series 1997-M5
                  Class C, 6.74%, 08/25/2007
 17,150,000       Deutsche Mortgage & Asset                          18,171,986
                  Receiving Corp. Series 1998-C1
                  Class B, 6.664%, 02/15/2008
                  (Note J, p. 8)
 11,680,000       GMAC Commercial Mortgage                           12,566,827
                  Security Inc. Series 1998-C1 Class C,
                  6.806%, 04/15/2008 (Note J, p. 8)
 12,000,000       Fairfax Funding Trust Series                       12,828,948
                  1998-1A Class A, Rule 144A,
                  6.483%, 04/02/2013 (Note J, p. 8)
     12,935       Federal National Mortgage                              15,075
                  Association DUS Pool #303305,
                  12.00%, 05/01/2016
  3,169,757       FMAC Loan Receivables Trust                         3,239,631
                  Series 1998-A Class A1,
                  6.20%, 09/15/2020 (Note J, p. 8)
  4,897,880       FMAC Loan Receivables Trust                         5,121,487
                  Series 1998-A Class A2,
                  6.50%, 09/15/2020 (Note J, p. 8)
  3,260,000       FMAC Loan Receivables Trust                         3,440,924
                  Series 1998-A Class A3,
                  6.69%, 09/15/2020 (Note J, p. 8)
  6,890,000       Federal National Mortgage                           7,307,913
                  Association Series 1998-M2
                  Class B, 6.247%, 03/17/2021
  1,636,249       Asset Securitization Corp.                          1,696,766
                  Series 1996-D3 Class A1A,
                  7.01%, 10/13/2026
 10,015,000       Merrill Lynch Mortgage Investors                    9,658,496
                  Inc. Series 1998-C1 Class B,
                  6.75%, 11/15/2026 (Note J, p. 8)
  8,694,403       J.P. Morgan Commercial Mortgage                     9,077,304
                  Finance Corp. Series 1996-C2 Class A,
                  6.47%, 11/25/2027
  6,105,000       RMF Commercial Series 1995-1                        6,236,575
                  Class A2, 7.10%, 11/28/2027
                  (Note J, p. 8)
 11,500,000       DLJ Mortgage Acceptance Corp.                      12,377,128
                  Series 1995-CF2 Class A1B, Rule 144A,
                  6.85%, 12/17/2027 (Note J, p. 8)

2      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  3,540,190       Allied Capital Commercial Mortgage               $  3,599,078
                  Trust Series 1998-1 Class A,
                  Rule 144A, 6.31%, 09/01/2028
                  (Note J, p. 8)
  3,724,560       Asset Securitization Corp.                          3,999,600
                  Series 1997-MD7 Class A1A,
                  7.32%, 01/13/2030
 16,154,000       J.P. Morgan Commercial Mortgage                    17,391,025
                  Finance Corp. Series 1998-C6
                  Class B, 6.735%, 01/15/2030
                  (Notes J & M, p. 8)
 13,605,000       Nomura Asset Securities Corp.                      15,023,389
                  Series 1998-D6 Class A2,
                  6.769%, 03/15/2030 (Note N, p. 8)
  8,655,000       Mortgage Capital Funding Inc.                       9,301,503
                  Series 1998-MC1 Class B,
                  6.779%, 03/18/2030 (Note J, p. 8)
 12,400,000       Morgan Stanley Capital I                           13,166,717
                  Series 1998-XL1 Class A2, 6.45%,
                  06/03/2030 (Note J, p. 8)
 10,232,063       Morgan Stanley Capital I                           10,838,170
                  Series 1997-XL1 Class A1, 6.59%,
                  10/03/2030 (Note J, p. 8)
 17,465,000       Goldman Sachs Mortgage Securities                  18,658,523
                  Corp. II Series 1998 Class A2,
                  6.562%, 04/13/2031 (Note J, p. 8)
 12,435,000       Lehman Brothers Large Loan                         13,169,598
                  Series 1997-LLI Class A2,
                  6.84%, 10/12/2034
 11,688,627       Credit Suisse First Boston                         12,026,136
                  Mortgage Securities Corp.
                  Series 1997-C2 Class A1,
                  6.40%, 01/17/2035
 11,417,375       First Union Lehman Brothers-Bank of                11,943,910
                  America Series 1998 C2 Class A1,
                  6.28%, 11/18/2035 (Note J, p. 8)
  7,245,894       Federal National Mortgage                           8,181,737
                  Association Series 1997-M2 Class Z,
                  7.35%, 01/17/2037
                                                                  -------------
Total Commercial Mortgage-Backed Securities
(Cost $402,883,554)                                                 425,120,725
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  19.28%
-------------------------------------------------------------------------------
  4,959,232       Federal National Mortgage                           5,014,428
                  Association Pool #432293,
                  6.00%, 06/01/2013
  5,346,842       Federal National Mortgage                           5,406,352
                  Association Pool #251811,
                  6.00%, 07/01/2013
  4,786,980       Government National Mortgage                        5,195,501
                  Association Pool #267832,
                  9.50%, 11/15/2017
  2,476,955       Government National Mortgage                        2,656,509
                  Association Pool #312952,
                  9.00%, 08/15/2021


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  3,413,982       Government National Mortgage                     $  3,701,576
                  Association Pool #780118,
                  9.50%, 08/15/2021
  4,459,046       Government National Mortgage                        4,834,675
                  Association Pool #780049,
                  9.50%, 11/15/2021
  4,220,617       Government National Mortgage                        4,576,162
                  Association Pool #780254,
                  9.50%, 11/15/2021
  2,999,050       Government National Mortgage                        3,141,505
                  Association Pool #392349,
                  8.00%, 07/15/2024
  3,324,612       Government National Mortgage                        3,597,895
                  Association Pool #780012,
                  9.50%, 10/15/2024
     40,696       Federal Home Loan Mortgage Corp.                       42,970
                  Gold Pool #C80286,
                  9.00%, 03/01/2025
     19,307       Federal Home Loan Mortgage Corp.                       20,387
                  Gold Pool #D59810,
                  9.00%, 04/01/2025
        151       Federal Home Loan Mortgage Corp.                          157
                  Pool #C80297, 8.50%, 05/01/2025
     19,248       Federal Home Loan Mortgage Corp.                       20,323
                  Gold Pool #G00350,
                  9.00%, 05/01/2025
  4,220,684       Government National Mortgage                        4,381,956
                  Association Pool #409928,
                  7.50%, 08/15/2025
  2,225,439       Government National Mortgage                        2,310,473
                  Association Pool #410088,
                  7.50%, 08/15/2025
  4,225,930       Government National Mortgage                        4,387,403
                  Association Pool #409946,
                  7.50%, 09/15/2025
  5,873,602       Government National Mortgage                        6,098,033
                  Association Pool #413123,
                  7.50%, 09/15/2025
  4,862,863       Government National Mortgage                        5,048,673
                  Association Pool #387136,
                  7.50%, 11/15/2025
 10,716,862       Government National Mortgage                       11,118,745
                  Association Pool #415757,
                  7.50%, 11/15/2025
  2,727,092       Government National Mortgage                        2,831,294
                  Association Pool #418352,
                  7.50%, 11/15/2025
  5,881,516       Government National Mortgage                        6,106,249
                  Association Pool #419244,
                  7.50%, 11/15/2025
  5,671,697       Government National Mortgage                        5,884,386
                  Association Pool #414843,
                  7.50%, 12/15/2025
  7,543,401       Government National Mortgage                        7,826,278
                  Association Pool #405558,
                  7.50%, 01/15/2026

                        Schedule of Investments--Taxable Bond Portfolios      3

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
 13,398,295       Government National Mortgage                     $ 14,031,230
                  Association Pool #425449,
                  8.00%, 08/15/2026
     71,424       Government National Mortgage                           76,387
                  Association Pool #442121,
                  8.50%, 11/15/2026
    768,697       Government National Mortgage                          797,408
                  Association Pool #433505,
                  7.50%, 04/15/2027
 20,000,000       Government National Mortgage                       20,825,000
                  Association Pool #708545,
                  7.50%, 04/15/2027
  4,454,116       Government National Mortgage                        4,620,478
                  Association Pool #451150,
                  7.50%, 12/15/2027
  5,922,696       Government National Mortgage                        6,178,319
                  Association Pool #780750,
                  8.00%, 12/15/2027
  5,438,285       Government National Mortgage                        5,640,535
                  Association Pool #449500,
                  7.50%, 01/15/2028
  6,207,919       Government National Mortgage                        6,438,792
                  Association Pool #458760,
                  7.50%, 01/15/2028
 17,943,801       Government National Mortgage                       18,611,130
                  Association Pool #462482,
                  7.50%, 01/15/2028
 18,783,105       Government National Mortgage                       19,481,649
                  Association Pool #462493,
                  7.50%, 01/15/2028
 11,813,041       Government National Mortgage                       12,300,329
                  Association Pool #780751,
                  7.50%, 02/15/2028
 28,510,000       Federal National Mortgage                          29,008,925
                  Association Pool TBA,
                  6.50%, 10/14/2028 (Note O, p. 8)
119,725,000       Government National Mortgage                      122,418,812
                  Association Pool TBA,
                  6.50%, 10/21/2028 (Note O, p. 8)
 93,315,000       Government National Mortgage                       96,318,810
                  Association Pool TBA,
                  7.00%, 10/21/2028 (Note O, p. 8)
 37,685,000       Government National Mortgage                       39,074,823
                  Association Pool TBA,
                  7.50%, 10/21/2028 (Note O, p. 8)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $482,952,135)                                                 490,024,557
                                                                  -------------
-------------------------------------------------------------------------------
FINANCE:                                                                  4.38%
-------------------------------------------------------------------------------
  1,605,000       Lehman Brothers Inc.                                1,651,272
                  Senior Subordinated Notes,
                  10.00%, 05/15/1999
  7,570,000       Capital One Bank Medium-Term                        7,625,034
                  Notes, 6.83%, 05/17/1999


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  5,165,000       Associates Corp. of North America                $  5,266,750
                  Notes, 7.25%, 09/01/1999
  2,270,000       Lehman Brothers Holdings, Inc.                      2,276,431
                  Medium-Term Notes,
                  7.11%, 09/27/1999
  5,725,000       Lehman Brothers, Inc.                               5,726,454
                  Medium-Term Notes,
                  6.84%, 10/07/1999
  7,470,000       Salomon Inc. Medium-Term Notes,                     7,709,563
                  6.625%, 11/30/2000
 10,325,000       Paine Webber Group, Inc.                           10,987,824
                  Medium-Term Notes,
                  7.605%, 07/17/2017 (Note P, p. 8)
  6,340,000       Transamerica Capital II,                            7,002,467
                  Rule 144A, 7.65%, 12/01/2026
 11,645,000       AON Capital Trust A,                               13,885,847
                  8.205%, 01/01/2027
 21,785,000       Southtrust Bank North America,                     22,908,670
                  6.125%, 01/09/2028,
                  Putable 01/09/2008 @100
                  (Note Q, p. 8)
  7,000,000       Travelers Capital III,                              8,172,430
                  7.625%, 12/01/2036
 13,415,000       Associates Corp. of North America                  13,744,875
                  Notes, 5.96%, 05/15/2037, Putable
                  Annually 05/15/1999-05/15/2036 @100
  3,795,000       Transamerica Capital III,                           4,267,136
                  Rule 144A, 7.625%, 11/15/2037
                                                                  -------------

Total Finance (Cost $106,510,200)                                   111,224,753
                                                                  -------------
-------------------------------------------------------------------------------
INDUSTRIAL:                                                              11.81%
-------------------------------------------------------------------------------
  7,140,000       Boise Cascade Corp.,                                7,541,625
                  9.90%, 03/15/2000
  9,450,000       Owens Corning Medium-Term Notes,                    9,726,601
                  7.00%, 05/15/2000
  8,255,000       B.A.T. Crave Trust                                  8,458,651
                  Series 1997-800, Rule 144A,
                  6.68%, 08/12/2000
  4,005,000       RJR Nabisco Inc.,                                   4,158,952
                  8.00%, 07/15/2001
 13,060,000       Philip Morris Inc.,                                13,778,039
                  7.25%, 09/15/2001 (Note R, p. 8)
  3,197,000       Boise Cascade Corp.,                                3,601,197
                  9.85%, 06/15/2002
  4,115,000       RJR Nabisco Inc.,                                   4,412,967
                  8.625%, 12/01/2002
  3,290,000       Grove Worldwide LLC Senior                          2,928,100
                  Subordinated Notes, Rule 144A,
                  9.25%, 05/01/2008,
                  Callable 05/01/2003 @104.625
  2,000,000       Auburn Hills Trust-Chrysler,                        3,390,760
                  Credit Sensitive Notes,
                  12.00%, 05/01/2020
  6,680,000       Coca-Cola Enterprises Inc.,                         8,345,177
                  8.50%, 02/01/2022

4      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  6,160,000       Motorola, Inc. Debentures,                       $  6,571,426
                  6.50%, 09/01/2025,
                  Putable 09/01/2005 @100
 10,630,000       Ford Motor Co.,                                    11,921,003
                  7.50%, 08/01/2026 (Note J, p. 8)
 10,000,000       Coca-Cola Enterprises Inc.,                        10,594,310
                  6.95%, 11/15/2026
 10,955,000       TTX Co. Medium Term Notes,                         10,914,324
                  Rule 144A, 5.98%, 07/15/2027,
                  Putable 07/15/1999 @100 (Note J, p. 8)
 16,000,000       Dayton Hudson Corp.,                               16,121,120
                  5.865%, 08/15/2027, Putable Annually
                  08/15/1999-08/15/2026 @100
  6,265,000       Sherwin Williams Medium-Term Notes,                 6,327,149
                  5.50%, 10/15/2027
  5,860,000       Archer Daniels Midland Co.,                         6,242,131
                  6.75%, 12/15/2027
 21,340,000       Anheuser Busch Companies Inc.,                     22,434,955
                  6.50%, 01/01/2028 (Note S, p. 8)
 14,045,000       International Business Machines                    14,746,267
                  Corp., 6.50%, 01/15/2028
 11,150,000       TRW Inc. Senior Notes,                             11,636,586
                  6.65%, 01/15/2028
  7,925,000       Ingersoll Rand Medium-Term Notes,                   8,189,283
                  6.015%, 02/15/2028, Putable Annually
                  02/15/2001-02/15/2027 @100
  6,015,000       Ford Motor Co.,                                     7,838,327
                  8.90%, 01/15/2032
 17,295,000       Merck & Co. Medium-Term Notes                      17,764,905
                  Series B, 5.76%,
                  05/03/2037, Putable Annually
                  05/03/1999-05/03/2036 @100
                  (Note T, p.8)
 14,125,000       Cargill Inc. Medium-Term Notes,                    14,236,164
                  Rule 144A, 5.95%, 05/15/2037, Putable
                  Annually 05/15/1999-05/15/2036 @100
  5,020,000       Xerox Corp. Medium-Term Notes,                      5,079,688
                  5.875%, 06/15/2037,
                  Putable 06/15/1999 @100
  9,920,000       Dayton Hudson Corp.,                                9,978,329
                  5.895%, 06/15/2037, Putable Annually
                  06/15/1999-06/15/2036 @100
 17,750,000       Xerox Corp. Medium-Term Notes,                     17,943,830
                  5.545%, 07/22/2037, Putable Annually
                  07/22/1999-07/22/2036 @100
                  (Note U, p. 8)
 17,760,000       American General Institutional                     18,465,036
                  Capital Series A, Rule 144A,
                  7.57%, 12/01/2045
  4,425,000       American General Institutional                      5,258,095
                  Capital Series B, Rule 144A,
                  8.125%, 03/15/2046
  5,945,000       International Business Machines                     6,710,419
                  Corp., 7.125%, 12/01/2096
  4,315,000       Ford Motor Co. Delaware                             4,942,876
                  Debentures, 7.70%, 05/15/2097
                                                                  -------------
Total Industrial  (Cost $291,211,525)                               300,258,292
                                                                  -------------


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
UTILITIES:                                                                2.44%
-------------------------------------------------------------------------------
  8,310,000       Commonwealth Edison Co.,                         $  8,592,207
                  9.05%, 10/15/1999
  6,570,000       Niagara Mohawk Power Corp.,                         6,758,625
                  6.875%, 03/01/2001
 11,685,000       Ameritech Capital Funding Corp.,                   12,334,102
                  6.55%, 01/15/2028
 10,735,000       GTE Corp. Debentures,                              11,484,518
                  6.94%, 04/15/2028
 15,810,000       United States West Capital Funding                 16,330,908
                  Inc. Debentures, 6.875%, 07/15/2028
                  (Note V, p. 8)
  5,350,000       New Jersey Bell Telephone Co.                       6,638,761
                  Debentures, 7.85%, 11/15/2029,
                  Putable 11/15/1999 @100
                                                                  -------------
Total Utilities (Cost $58,893,442)                                   62,139,121
                                                                  -------------
-------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                       2.89%
-------------------------------------------------------------------------------
  4,025,000       Virgin Islands Public Finance                       4,025,000
                  Authority Revenue, Taxable
                  Refunding Subordinated Lien Loan
                  Notes B, 6.28%, 10/01/1998
  2,075,000       New York State Job Development                      2,086,578
                  Authority Series B,
                  6.19%, 03/01/1999
  3,880,000       New York City General Obligation                    3,918,839
                  Series E, 6.35%, 08/01/1999
 12,045,000       Long Island Power Authority, New                   12,192,672
                  York Electric Systems Revenue,
                  5.94%, 12/01/1999
 12,000,000       New York City General Obligation                   12,356,640
                  Series B, 6.85%, 08/15/2000
 33,245,000       Florida Residential Property &                     35,269,288
                  Casualty Series A, Rule
                  144A, 7.25%, 07/01/2002 (Note W, p. 8)
  3,500,000       Richmond County, Georgia                            3,500,000
                  Development Authority Industrial
                  Development Revenue,
                  Monsanto Co. Project,
                  6.00%, 06/01/2020
                                                                  -------------
Total Taxable Municipals (Cost $71,329,937)                          73,349,017
                                                                  -------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  4.80%
-------------------------------------------------------------------------------
  2,650,000       Health Care Receivables,                            2,670,956
                  Securitization Program Notes
                  Series 1997-1A Class A, Rule 144A,
                  6.339%, 07/01/2000 (Note J, p. 8)
  4,200,000       Health Care Receivables,                            4,267,322
                  Securitization Program Notes
                  Series 1996-1 Class A, Rule 144A,
                  7.20%, 07/01/2000 (Note J, p. 8)
  7,465,000       Felco Funding II Series 1998-1                      7,523,100
                  Class A1, 5.97%, 10/15/2000
                  (Note J, p. 8)

                        Schedule of Investments--Taxable Bond Portfolios      5

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
 17,399,000       Felco Funding II Auto Lease-Backed               $ 17,626,214
                  Notes Series 1998-1 Class A2,
                  Rule 144A, 5.98%, 09/15/2001
                  (Note J, p. 8)
  7,550,000       Health Care Receivables,                            7,665,590
                  Securitization Program Notes
                  Series 1996-1A Class A, Rule 144A,
                  6.22%, 06/01/2002 (Note J, p. 8)
  3,270,000       The Money Store Auto Trust                          3,343,035
                  Series 1996-2, 6.435%, 06/20/2003
  1,191,490       Newcourt Receivables Asset Trust                    1,201,135
                  Series 1996-2, Asset-Backed Notes
                  Class A, 6.87%, 06/20/2004
  2,787,986       Copelco Capital Funding Corp. II,                   2,836,999
                  Class A Lease-Backed Notes
                  Series 1996-A, 6.34%, 07/20/2004
  1,885,564       Copelco Capital Funding Corp. II,                   1,903,769
                  Class B Lease-Backed Notes
                  Series 1996-A, 6.59%, 07/20/2004
 10,780,635       Capital Asset Research Funding,                    10,872,788
                  Rule 144A, 6.40%, 12/15/2004
                  (Note J, p. 8)
  1,282,740       Newcourt Receivables Asset Trust                    1,289,212
                  Series 1996-3, Asset-Backed Notes
                  Class A, 6.24%, 12/20/2004
 11,325,000       Newcourt Receivables Asset Trust                   11,559,597
                  Series 1997-1, Asset-Backed Notes
                  Class A4, 6.193%, 05/20/2005
  7,351,720       New York City Tax Lien Trust                        7,490,587
                  Series 1997-1 Class A, Rule 144A,
                  6.46%, 05/25/2005 (Note J, p. 8)
    482,327       New York City Tax Lien Trust                          491,232
                  Series 1997-1 Class B, Rule 144A,
                  6.56%, 05/25/2005 (Note J, p. 8)
  4,763,418       ABFS Equipment Contract Trust,                      4,815,825
                  Series 1998-A Class A,
                  6.10%, 10/15/2005 (Note J, p. 8)
  1,128,182       Green Tree Financial Corp.                          1,140,276
                  Series 1996-A, Class A2,
                  5.70%, 02/15/2018
 17,366,386       Green Tree Recreational, Equipment &               17,677,105
                  Consumer Trust Series 1998-A
                  Class A1C, 6.18%, 06/15/2019
                  (Note J, p. 8)
  8,150,000       Green Tree Financial Corp.                          8,726,140
                  Series 1998-4, Class A7,
                  6.87%, 03/01/2028 (Note J, p. 8)
  8,500,000       Green Tree Financial Corp.                          8,962,153
                  Series 1998-6, Class A8,
                  6.66%, 06/01/2030 (Note J, p. 8)
                                                                  -------------
Total Asset-Backed Securities
(Cost $119,556,430)                                                 122,063,035
                                                                  -------------


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
HIGH YIELD:                                                               6.19%
-------------------------------------------------------------------------------
  1,040,000       Loewen Group International,                       $ 1,003,384
                  Rule 144A, 6.70%, 10/01/1999
  1,000,000       Century Communications Corp.,                       1,037,500
                  9.50%, 08/15/2000
 10,500,000       Medpartners Inc.                                    8,505,000
                  Senior Subordinated Notes,
                  6.875%, 09/01/2000
  1,900,000       Niagara Mohawk Power Corp.                          1,936,537
                  Senior Notes Series B,
                  7.00%, 10/01/2000
  3,990,000       Revlon Worldwide,                                   3,062,325
                  0.00%, 03/15/2001
  5,440,000       Continental Airlines Inc.,                          5,630,400
                  9.50%, 12/15/2001
  3,155,000       Fleming Companies Inc. Senior                       3,218,100
                  Notes, 10.625%, 12/15/2001,
                  Callable 12/15/1999 @103
  6,200,000       Adelphia Communications,                            6,463,500
                  9.25%, 10/01/2002
  4,305,000       Century Communications Corp.,                       3,051,169
                  0.00%, 03/15/2003
  2,200,000       US Air Inc.,                                        2,343,000
                  9.625%, 09/01/2003
  1,955,529       America West Airlines,                              2,027,991
                  10.50%, 01/02/2004 (Note J, p. 8)
  4,920,000       Kaufman & Broad Home Corp.                          4,895,400
                  Senior Notes, 7.75%, 10/15/2004
  4,035,000       Unisys Corp.,                                       4,539,375
                  11.75%, 10/15/2004,
                  Callable 10/15/2001 @103.92
  3,210,000       Tenet Healthcare Corp. Senior Notes,                3,407,030
                  8.00%, 01/15/2005
  6,595,000       Cheasapeake Energy Senior Notes                     5,951,987
                  Series B, 9.625%, 05/01/2005
  2,835,000       NVR Inc. Senior Notes,                              2,764,125
                  8.00%, 06/01/2005,
                  Callable 06/01/2003 @104
  4,090,000       Westpoint Stevens Inc., Rule 144A,                  4,161,575
                  7.875%, 06/15/2005
  6,105,000       Jones International Networks Ltd.,                  6,066,844
                  Rule 144A, 11.75%, 07/01/2005
  2,805,000       DR Horton Inc. Senior Notes,                        2,924,213
                  10.00%, 04/15/2006,
                  Callable 04/15/2001 @105
 21,240,000       Korea Development Bank, Global                     16,079,530
                  Bond, U.S. Dollar Denominated Notes,
                  7.25%, 05/15/2006
  4,695,000       Generac Portable Products,                          4,477,856
                  Rule 144A, 11.25%, 07/01/2006
    660,000       Ball Corp. Senior Notes, Rule 144A,                   671,550
                  7.75%, 08/01/2006
  4,150,000       Price Communications Wireless                       4,077,375
                  Senior Secured Notes, Rule 144A,
                  9.125%, 12/15/2006

6      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  2,050,000       MDC Holdings Inc.,                               $  1,973,125
                  8.375%, 02/01/2008
  3,640,000       Standard Pacific Corp., Rule 144A,                  3,421,600
                  8.00%, 02/15/2008
  3,150,000       Interface Inc. Senior Notes,                        3,398,062
                  7.30%, 04/01/2008
  1,240,000       Pool Energy Services Co.                            1,109,800
                  Senior Subordinated Notes,
                  Rule 144A, 8.625%, 04/01/2008
  2,225,000       Beazer Homes USA Senior Notes,                      2,080,375
                  Rule 144A, 8.875%,
                  04/01/2008
  1,219,651       Continental Airlines Inc.,                          1,318,127
                  11.50%, 04/02/2008 (Note J, p. 8)
  5,755,000       Jones Intercable Inc. Senior Notes,                 5,942,038
                  7.625%, 04/15/2008
  6,025,000       Enterprises Shipholding,                            5,332,125
                  8.875%, 05/01/2008
  2,360,000       P & L Coal Holdings Corp.,                          2,324,600
                  Rule 144A, 9.625%, 05/15/2008
  1,000,000       Clearview Cinema Group Inc.                           977,500
                  Senior Notes, Rule 144A,
                  7.60%, 06/01/2008
  4,990,000       Loewen Group International Inc.                     4,771,094
                  Senior Guaranteed Notes, Rule 144A,
                  7.60%, 06/01/2008 (Note J, p. 8)
  1,495,000       Tenet Healthcare Corp.                              1,551,092
                  Senior Notes, Rule 144A,
                  7.625%, 06/01/2008
  1,090,000       United Rentals Inc., Rule 144A,                     1,070,925
                  9.50%, 06/01/2008
  4,900,000       Hadco Corp., Rule 144A,                             4,489,625
                  9.50%, 06/15/2008
  4,610,000       United Rentals Inc. Senior                          4,316,112
                  Subordinated Notes, Rule 144A,
                  8.80%, 08/15/2008
  2,920,000       Great Lakes Dredge & Dock,                          2,876,200
                  Rule 144A, 11.25%, 08/15/2008
  1,770,000       Niagara Mohawk Power Corp. Senior                   1,897,086
                  Notes Series G, 7.75%, 10/01/2008
  6,605,000       Grove Holdings LLC Senior Discount                  2,642,000
                  Development Notes, Rule 144A,
                  0.00%, 05/01/2009
  5,525,000       Monterrey Power, Rule 144A,                         3,757,000
                  9.625%, 11/15/2009
  3,865,000       CSC Holdings Inc.,                                  3,807,025
                  7.875%, 02/15/2018
                                                                  -------------
Total High Yield (Cost $167,694,728)                                157,351,277
                                                                  -------------
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                            2.48%
-------------------------------------------------------------------------------
  9,390,000       CP Limited Partnership Senior Notes,                9,812,926
                  8.75%, 03/02/2000
  8,290,000       Meditrust Notes,                                    8,548,814
                  7.375%, 07/15/2000
  9,625,000       Omega Healthcare Investments Inc.,                  9,926,070
                  6.95%, 06/15/2002


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
 10,545,000       Trinet Corp. Realty Trust,                       $ 11,040,088
                  6.75%, 03/01/2003
 12,735,000       Security Capital Group Inc.,                       13,140,100
                  Rule 144A, 6.95%, 06/15/2005
  6,455,000       EOP Operating LP, Rule 144A,                        6,055,861
                  7.25%, 02/15/2018
  4,510,000       Meditrust Notes,                                    4,439,522
                  7.82%, 09/10/2026 (Note J, p. 8)
                                                                  -------------
Total Real Estate Investment Trusts
(Cost $61,978,055)                                                   62,963,381
                                                                  -------------
Total U.S. Dollar Investments
(Cost $2,677,943,027)                                             2,730,196,386
                                                                  -------------
-------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                              2.42%
-------------------------------------------------------------------------------
FINANCE-BRITISH POUND DENOMINATED:                                        1.04%
-------------------------------------------------------------------------------
BP 12,700,000
                  Capital One Master Trust,                          21,696,861
                  7.625%, 08/10/1999
BP 2,625,000
                  General Motors Acceptance Corp.,                    4,680,525
                  Floating Rate Note,
                  7.50391%, 09/25/2002 (Note J, p. 8)
                                                                  -------------
Total Finance-British Pound Denominated
(Cost $25,889,776)                                                   26,377,386
                                                                  -------------
-------------------------------------------------------------------------------
FINANCE-ITALIAN LIRA DENOMINATED:                                         0.86%
-------------------------------------------------------------------------------
IL 36,345,000,000
                  SCCR Ltd.,                                         22,019,083
                  4.838%, 05/15/2000 (Note J, p. 8)
                                                                  -------------
-------------------------------------------------------------------------------
Total Finance-Italian Lira Denominated
(Cost $20,734,922)                                                   22,019,083
                                                                  -------------
-------------------------------------------------------------------------------
GOVERNMENT-DEUTSCHEMARK DENOMINATED:                                      0.52%
-------------------------------------------------------------------------------
DM 18,260,000
                  Deutschland Republic,                              13,165,089
                  6.25%, 01/04/2024
                                                                  -------------
Total Government-Deutschemark
Denominated (Cost $12,955,310)                                       13,165,089
                                                                  -------------
Total Non-U.S. Dollar Investments
(Cost $59,580,008)                                                   61,561,558
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $2,737,523,035)             109.84%      $2,791,757,944
(Note X, p. 8)
Cash and Other Assets, Less Liabilities              (9.84)        (250,209,040)
                                                    ------       --------------

Net Assets (Equivalent to $13.49
per share based on 188,389,761
shares of capital stock outstanding)                100.00%      $2,541,548,904
                                                    ======       ==============

                        Schedule of Investments--Taxable Bond Portfolios      7

-------------------------------------------------------------------------------
LONG FUTURES CONTRACT
-------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity          Description                   Amount             Appreciation
-------------------------------------------------------------------------------
700               German 5 Year Bond           $112,609,092         $ 1,165,211
                  December 1998
                                                                ---------------
Total Long Futures Contract                                         $ 1,165,211
                                                                ---------------
-------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
-------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity          Description                   Amount             Depreciation
-------------------------------------------------------------------------------
2,338             U.S. 5 Year                 $261,552,734          $(7,207,665)
                  Treasury Note
                  December 1998
                                                                ---------------
Total Short Futures Contract                                        $(7,207,665)
                                                                ---------------

-------------------------------------------------------------------------------
FOREIGN CURRENCY
-------------------------------------------------------------------------------
Quantity          Description                                      Market Value
-------------------------------------------------------------------------------

15,520,838        Deutschemark                                      $ 9,294,193
                                                                ---------------

Total Foreign Currency                                              $ 9,294,193
                                                                ---------------
-------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1998 was purchased at a rate of 5.75%.
(B) $30,315,000 principal amount segregated as collateral for when-issued securities
(C) $80,655,000 principal amount segregated as collateral for when-issued securities
(D) $52,325,000 principal amount segregated as collateral for when-issued securities
(E)  $5,000,000 principal amount pledged as collateral for futures transactions
(F) $277,000,000 principal amount segregated as collateral for futures transactions
(G)  $1,650,000 principal amount pledged as collateral for futures transactions
(H) $100,000,000 principal amount segregated as collateral for futures transactions
(I) $40,000,000 principal amount segregated as collateral for futures transactions
(J)  Fair-valued security
(K) $38,245,000 principal amount segregated as collateral for when-issued securities
(L) $109,585,000 principal amount segregated as collateral for when-issued securities
(M) $16,154,000 principal amount segregated as collateral for when-issued securities
(N) $13,605,000 principal amount segregated as collateral for when-issued securities
(O)  When-issued security
(P) $10,325,000 principal amount segregated as collateral for when-issued securities
(Q) $21,785,000 principal amount segregated as collateral for when-issued securities
(R) $13,060,000 principal amount segregated as collateral for when-issued securities
(S) $21,340,000 principal amount segregated as collateral for futures transactions
(T) $17,295,000 principal amount segregated as collateral for when-issued securities
(U) $17,750,000 principal amount segregated as collateral for when-issued securities
(V) $15,810,000 principal amount segregated as collateral for when-issued securities
(W) $33,245,000 principal amount segregated as collateral for when-issued securities
(X) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

8      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

-------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Short Duration Plus Portfolio
                               September 30, 1998

-------------------------------------------------------------------------------
Principal Amount  Description                                     Market Value*
-------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                 97.43%
-------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 13):                                        18.85%
-------------------------------------------------------------------------------
 23,521,000       Prudential Funding Corp.,                        $ 23,521,000
                  10/01/1998
 21,995,000       Dupont E I De Nemours & Co.,                       21,882,826
                  11/04/1998
 22,245,000       G.E. Capital Corp., 11/04/1998                     22,131,761
 22,500,000       Merrill Lynch & Co., 11/04/1998                    22,385,250
 22,345,000       PHH Corp., 11/04/1998                              22,225,131
                                                                  -------------
Total Commercial Paper (Cost $112,145,968)                          112,145,968
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     17.53%
-------------------------------------------------------------------------------
  4,730,000       5.875%, 01/31/1999                                  4,750,698
 24,360,000       6.375%, 04/30/1999                                 24,611,225
 61,545,000       6.25%, 05/31/1999                                  62,198,977
 12,065,000       6.625%, 06/30/2001                                 12,757,893
                                                                  -------------
Total U.S. Treasury Notes (Cost $103,443,483)                       104,318,793
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
SECURITY:                                                                13.70%
-------------------------------------------------------------------------------
 81,120,202       3.625%, 07/15/2002                                 81,500,493
                  (Notes B & C, p. 13)
                                                                  -------------
Total U.S. Treasury Inflation Protection
Security (Cost $81,081,305)                                          81,500,493
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     1.19%
-------------------------------------------------------------------------------
  3,314,565       Federal National Mortgage                           3,333,507
                  Association Remic Trust Series
                  1992-10 Class ZA, 8.00%, 09/25/2018
  1,428,632       Prudential Home Mortgage                            1,425,639
                  Securities Series 1993-54 Class A6,
                  6.50%, 01/25/2024
  1,124,944       G.E. Capital Mortgage Services,                     1,132,262
                  Inc. Series 1994-5 Class A4,
                  6.50%, 02/25/2024
    270,415       G.E. Capital Mortgage Services,                       272,356
                  Inc. Series 1994-11 Class A1,
                  6.50%, 03/25/2024
    909,463       Prudential Home Mortgage                              925,886
                  Securities Series 1994-15 Class A1,
                  8.00%, 05/25/2024
      1,524       Residential Funding Mortgage Inc.,                      1,523
                  Securities 1 Series 1994-S15
                  Class A8, 7.75%, 07/25/2024
                                                                  -------------
Total Mortgage Derivatives (Cost $7,077,202)                          7,091,173
                                                                  -------------
*See Note 1, page 26 in Notes to Financial Statements.


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                   12.07%
-------------------------------------------------------------------------------
  3,593,882       Morgan Stanley Capital Inc.                      $  3,655,104
                  Series 1997-ALIC Class A1A,
                  6.30%, 10/15/2000
  2,700,000       Morgan Stanley Capital Inc.                         2,792,246
                  Series 1997-ALIC Class A1B,
                  6.44%, 11/15/2002
  2,250,247       DLJ Mortgage Acceptance Corp.                       2,412,996
                  Series 1993-MF12 Class A1,
                  7.35%, 09/18/2003
  2,800,713       DLJ Mortgage Acceptance Corp.                       3,031,929
                  Series 1994-MF11 Class A1,
                  8.10%, 06/18/2004 (Note D, p. 13)
  2,495,000       Morgan Stanley Capital I                            2,657,554
                  Series 1997-LB1 Class A2, Rule 144A,
                  6.86%, 07/15/2005 (Note D, p. 13)
  4,695,337       Chase Commercial Mortgage                           5,112,071
                  Securities Corp. Series 1996-1
                  Class A1, 7.60%, 12/18/2005
  4,215,000       Morgan Stanley Capital I                            4,551,989
                  Series 1996-WFI Class A2, Rule 144A,
                  7.22%, 01/16/2006 (Note D, p. 13)
  1,548,976       Federal National Mortgage Association               1,556,225
                  Series 1998-M2 Class A,
                  5.929%, 05/25/2006
  3,331,362       Prudential Securities Secured                       3,436,516
                  Financing Corp. Series 1998-C1
                  Class A1A1, 6.105%, 09/15/2007
  6,253,563       Federal National Mortgage                           6,409,445
                  Association-ACES Series 1998 M4
                  Class A, 6.06%, 09/25/2011
                  (Note D, p. 13)
  3,045,000       Fairfax Funding Trust Series 1998-1A                3,255,346
                  Class A, Rule 144A,
                  6.483%, 04/02/2013 (Note D, p. 13)
  2,817,562       FMAC Loan Receivables Trust                         2,879,672
                  Series 1998-A Class A1,
                  6.20%, 09/15/2020 (Note D, p. 13)
  2,801,914       FDIC Remic Trust Commercial                         2,918,012
                  Mortgage Class 1996-C1,
                  6.75%, 05/25/2026
  3,753,213       Goldman Sachs Mortgage Securities                   3,886,677
                  Corp. II Series 1996-PL
                  Class A1, 7.02%, 02/15/2027
  1,645,000       RMF Commercial Series 1995-1                        1,680,453
                  Class A2, 7.10%, 11/28/2027
                  (Note D, p. 13)
  1,019,197       Allied Capital Commercial Mortgage                  1,036,150
                  Trust Series 1998-1 Class A,
                  Rule 144A, 6.31%, 01/01/2028
                  (Note D, p. 13)
  2,661,165       J. P. Morgan Commercial Mortgage                    2,737,713
                  Finance Corp. Series 1997-C4
                  Class A1, 6.939%, 12/25/2028

                        Schedule of Investments--Taxable Bond Portfolios      9

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  2,847,852       First Union Lehman Brothers                       $ 2,976,106
                  Commercial Mortgage
                  Series 1997-C1 Class A1,
                  7.15%, 04/18/2029
  4,003,356       J. P. Morgan Commercial Mortgage                    4,160,984
                  Finance Corp. Series 1998-C6
                  Class A1, 6.373%, 01/15/2030
  2,995,001       LB Commercial Conduit Mortgage                      3,091,065
                  Trust Series 1998-C1 Class A1,
                  6.33%, 02/18/2030
  3,073,014       Credit Suisse First Boston                          3,161,747
                  Mortgage Securities Corp.
                  Series 1997-C2 Class A1,
                  6.40%, 01/17/2035
  4,247,067       First Union Lehman Brothers-Bank of                 4,442,929
                  America Series 1998-C2 Class A1,
                  6.28%, 11/18/2035 (Note D, p. 13)
                                                                  -------------
Total Commercial Mortgage-Backed Securities
(Cost $69,742,576)                                                   71,842,929
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   1.51%
-------------------------------------------------------------------------------
      5,579       Government National Mortgage                            5,954
                  Association Pool #183717,
                  9.00%, 11/15/2016
  8,490,753       Government National Mortgage                        8,996,037
                  Association Pool #780772,
                  8.00%, 12/15/2017
                                                                  -------------
Total Mortgage Pass-Throughs (Cost $8,954,466)                        9,001,991
                                                                  -------------
-------------------------------------------------------------------------------
FINANCE:                                                                  8.72%
-------------------------------------------------------------------------------
  2,740,000       Capital One Bank Medium-Term                        2,759,920
                  Notes, 6.83%, 05/17/1999
  5,025,000       General Motors Acceptance Corp.,                    5,145,097
                  8.625%, 06/15/1999
  5,575,000       Associates Corp. of North America                   5,684,827
                  Notes, 7.25%, 09/01/1999
  5,305,000       Case Manhattan Corp.,                               5,432,850
                  7.75%, 11/01/1999
  2,795,000       Associates Corp. of North America                   2,897,839
                  Notes, 8.35%, 12/09/1999 (Note D, p. 13)
  5,710,000       Golden West Financial,                              5,838,418
                  7.00%, 01/15/2000
  2,500,000       Paine Webber Group, Inc.                            2,584,500
                  Subordinated Medium-Term Notes,
                  7.70%, 02/11/2000
  5,795,000       Ford Motor Credit Co. Medium-Term                   5,822,138
                  Notes, 5.73%, 02/23/2000 (Note D, p. 13)
  4,500,000       Key Bank North America,                             4,529,903
                  5.75%, 04/25/2000
  1,500,000       Paine Webber Group, Inc.                            1,517,169
                  Subordinated Medium-Term Notes,
                  5.963%, 07/20/2000 (Note D, p. 13)
  6,800,000       Case Credit Corp. Medium-Term                       6,837,094
                  Notes, 5.95%, 08/01/2000 (Note D, p. 13)


-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  2,750,000       Salomon Inc. Medium-Term Notes,                   $ 2,838,193
                  6.625%, 11/30/2000
                                                                 --------------
Total Finance (Cost $51,413,020)                                     51,887,948
                                                                 --------------
-------------------------------------------------------------------------------
INDUSTRIAL:                                                               2.13%
-------------------------------------------------------------------------------
  2,875,000       Sears Roebuck Acceptance Corp.                      2,910,075
                  Medium-Term Notes,
                  6.27%, 11/15/1999
  1,500,000       Owens Corning Medium-Term Notes,                    1,543,905
                  7.00%, 05/15/2000
  4,820,000       Whirlpool Corp.,                                    5,169,980
                  9.50%, 06/15/2000
  3,000,000       Merck & Co. Medium-Term Notes,                      3,081,510
                  5.76%, 05/03/2037, Putable Annually
                  05/03/1999-05/03/2036 @100
                                                                  -------------
Total Industrial (Cost $12,531,617)                                  12,705,470
                                                                  -------------
-------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                       5.13%
-------------------------------------------------------------------------------
  1,025,000       Virgin Islands Public Finance                       1,025,000
                  Authority Revenue, Taxable
                  Refunding Subordinated Lien Loan
                  Notes B, 6.28%, 10/01/1998
  2,040,000       New York State Job Development                      2,051,383
                  Authority Series B,
                  6.19%, 03/01/1999
  3,945,000       Chicago, Illinois Tax Increment                     3,974,114
                  Allocation Series B,
                  6.00%, 06/01/1999
  3,605,000       New York City General Obligation                    3,629,622
                  Series B, 5.95%, 08/01/1999
  5,250,000       New York City General Obligation                    5,302,553
                  Series E, 6.35%, 08/01/1999
  1,490,000       New York State Environmental                        1,509,385
                  Facilities Series A,
                  6.31%, 09/15/1999
  4,690,000       New York State Power Authority                      4,759,834
                  Revenue & General Purpose Series D,
                  6.08%, 02/15/2000
  5,800,000       Richmond County, Georgia                            5,800,000
                  Development Authority Industrial
                  Development Revenue,
                  Monsanto Co. Project,
                  6.00%, 06/01/2020
  2,490,000       Torrance, California Redevelopment                  2,500,508
                  Agency, Taxable Refunding Tax
                  Allocation Senior Lien,
                  6.81%, 09/01/2028
                                                                 --------------
Total Taxable Municipals (Cost $30,321,352)                          30,552,399
                                                                 --------------

10      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  9.37%
-------------------------------------------------------------------------------
    500,000       Health Care Receivables,                            $ 503,954
                  Securitization Program Notes
                  Series 1997-1A Class A, Rule 144A,
                  6.339%, 07/01/2000 (Note D, p. 13)
  1,700,000       Health Care Receivables,                            1,727,249
                  Securitization Program Notes
                  Series 1996-1 Class A, Rule 144A,
                  7.20%, 07/01/2000 (Note D, p. 13)
  5,310,000       Copelco Capital Funding Corp.                       5,340,617
                  Series 1998-A Class A2,
                  5.78%, 08/15/2000 (Note D, p. 13)
  8,635,000       Felco Funding II Series 1998-1                      8,702,206
                  Class A1, 5.97%, 10/15/2000
                  (Note D, p. 13)
    862,651       TLFC IV Equipment Lease Trust                         867,831
                  Series 1996-1 Class A,
                  5.98%, 11/20/2002
  7,375,000       Case Equipment Loan Trust                           7,454,606
                  Series 1998-B Class A3,
                  5.81%, 05/15/2003 (Note D, p. 13)
  1,380,000       The Money Store Auto Trust                          1,410,822
                  Series 1996-2, 6.435%, 06/20/2003
  1,200,103       Newcourt Receivables Asset Trust                    1,209,818
                  Series 1996-2, Asset-Backed Note
                  Class A, 6.87%, 06/20/2004
    223,434       Copelco Capital Funding Corp. II,                     227,363
                  Class A Lease-Backed Notes
                  Series 1996-A, 6.34%, 07/20/2004
    709,855       Copelco Capital Funding Corp. II,                     716,708
                  Class B Lease-Backed Notes
                  Series 1996-A , 6.59%, 07/20/2004
  3,061,700       Capital Asset Research Funding,                     3,087,872
                  Rule 144A, 6.40%, 12/15/2004
                  (Note D, p. 13)
    963,035       Newcourt Receivables Asset Trust                      967,894
                  Series 1996-3, Asset-Backed Note
                  Class A, 6.24%, 12/20/2004
  6,215,000       Newcourt Receivables Asset Trust                    6,343,744
                  Series 1997-1, Asset-Backed Note
                  Class A4, 6.193%, 05/20/2005
  2,480,368       New York City Tax Lien Trust                        2,527,220
                  Series 1997-1 Class A, Rule 144A,
                  6.46%, 05/25/2005 (Note D, p. 13)
    149,482       New York City Tax Lien Trust                          152,241
                  Series 1997-1 Class B, Rule 144A,
                  6.56%, 05/25/2005 (Note D, p. 13)
  6,200,000       Green Tree Financial Corp.                          6,289,187
                  Series 1997-1 Class A3,
                  6.17%, 09/20/2005
  1,210,644       ABFS Equipment Contract Trust                       1,223,963
                  Series 1998-A Class A,
                  6.10%, 10/15/2005 (Note D, p. 13)
  1,895,000       New York City Tax Lien Trust                        1,915,699
                  Series 1998-1 Class A, Rule 144A,
                  5.93%, 07/25/2006 (Note D, p. 13)



-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
  1,895,616       Green Tree Financial Corp.                       $  1,914,061
                  Series 1996-A Class A1,
                  5.55%, 02/15/2018
  3,115,937       Green Tree Recreational Equipment &                 3,171,687
                  Consumer Trust Series 1998-A
                  Class A1C, 6.18%, 06/15/2019
                  (Note D, p. 13)
                                                                   ------------
Total Asset-Backed Securities (Cost $55,063,034)                     55,754,742
                                                                   ------------
-------------------------------------------------------------------------------
HIGH YIELD:                                                               4.05%
-------------------------------------------------------------------------------
    295,000       Loewen Group International,                           284,614
                  Rule 144A, 6.70%, 10/01/1999
    265,000       Century Communications Corp.,                         274,937
                  9.50%, 08/15/2000
    855,000       Niagara Mohawk Power Corp.                            871,442
                  Senior Notes Series B,
                  7.00%, 10/01/2000
    920,000       Revlon Worldwide,                                     706,100
                  0.00%, 03/15/2001
    800,000       Continental Airlines Inc.,                            828,000
                  9.50%, 12/15/2001
    839,000       Fleming Companies Inc.                                855,780
                  Senior Notes, 10.625%, 12/15/2001,
                  Callable 12/15/1999 @103
  1,515,000       Adelphia Communications,                            1,579,387
                  9.25%, 10/01/2002
    790,000       Century Communications Corp.,                         559,912
                  0.00%, 03/15/2003
  1,140,000       Loewen Group International,                         1,086,728
                  Rule 144A, 7.20%, 06/01/2003
    300,000       US Air Inc.,                                          319,500
                  9.625%, 09/01/2003
    463,152       America West Airlines,                                480,314
                  10.50%, 01/02/2004 (Note D, p. 13)
    750,000       Kaufman & Broad Home Corp.                            746,250
                  Senior Notes, 7.75%, 10/15/2004
    605,000       Unisys Corp.,                                         680,625
                  11.75%, 10/15/2004,
                  Callable 10/15/2001 @103.92
    565,000       Tenet Healthcare Corp. Senior Notes,                  599,680
                  8.00%, 01/15/2005
    600,000       NVR Inc. Senior Notes,                                585,000
                  8.00%, 06/01/2005,
                  Callable 06/01/2003 @104
    980,000       Westpoint Stevens Inc.,                               997,150
                  Rule 144A, 7.875%, 06/15/2005
    745,000       Jones International Networks Ltd.,                    740,344
                  Rule 144A, 11.75%, 07/01/2005
  5,795,000       Korea Development Bank, Global                      4,387,047
                  Bond, U.S. Dollar Denominated Notes,
                  7.25%, 05/15/2006
    630,000       Generac Portable Products,                            600,862
                  Rule 144A, 11.25%, 07/01/2006
    540,000       Standard Pacific Corp.,                               507,600

                       Schedule of Investments--Taxable Bond Portfolios      11

-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
                  Rule 144A, 8.00%, 02/15/2008
    595,000       Interface Inc. Senior Notes,                      $   641,856
                  7.30%, 04/01/2008
    195,000       Pool Energy Services Co. Senior                       174,525
                  Subordinated Notes, Rule 144A,
                  8.625%, 04/01/2008
    605,000       Beazer Homes USA Senior Notes,                        565,675
                  Rule 144A, 8.875%, 04/01/2008
    719,157       Continental Airlines Inc.,                            777,222
                  11.50%, 04/02/2008 (Note D, p. 13)
    925,000       Jones Intercable Inc. Senior Notes,                   955,062
                  7.625%, 04/15/2008
    910,000       Enterprises Shipholding,                              805,350
                  8.875%, 05/01/2008
    345,000       P & L Coal Holdings Corp.,                            339,825
                  Rule 144A, 9.625%, 05/15/2008
    410,000       United Rentals Inc.,                                  402,825
                  Rule 144A, 9.50%, 06/01/2008
    755,000       Hadco Corp.,                                          691,769
                  Rule 144A, 9.50%, 06/15/2008
    675,000       United Rentals Inc.                                   631,969
                  Senior Subordinated Notes,
                  Rule 144A, 8.80%, 08/15/2008
    410,000       Great Lakes Dredge & Dock,                            403,850
                  Rule 144A, 11.25%, 08/15/2008
                                                                    -----------
Total High Yield (Cost $25,383,187)                                  24,081,200
                                                                    -----------
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                            2.22%
-------------------------------------------------------------------------------
  2,365,000       Post Apartment Homes LP,                            2,391,086
                  6.22%, 12/31/1999
  2,880,000       CP Limited Partnership                              3,009,715
                  Senior Notes, 8.75%, 03/02/2000
  2,845,000       Archstone Communities Trust                         2,859,205
                  Medium-Term Notes,
                  6.17%, 10/13/2000 (Note D, p. 13)
  3,145,000       Archstone Communities Trust                         3,179,212
                  Medium-Term Notes,
                  6.37% 10/15/2001 (Note D, p. 13)
  1,725,000       Security Capital Group Inc.,                        1,779,872
                  Rule 144A, 6.95%, 06/15/2005
                                                                   ------------
Total Real Estate Investment Trusts
(Cost $13,057,592)                                                   13,219,090
                                                                   ------------
-------------------------------------------------------------------------------
INSURED/GUARANTEED:                                                       0.96%
-------------------------------------------------------------------------------
  5,635,000       Dutchess County New York Resource                   5,686,955
                  Recovery Agency, Taxable Solid
                  Waste Systems Series A, MBIA,
                  5.93%, 01/01/2014
                                                                   ------------
Total Insured/Guaranteed (Cost $5,635,000)                            5,686,955
                                                                   ------------
Total U.S. Dollar Investments
(Cost $575,849,802)                                                 579,789,151
                                                                   ------------



-------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value
-------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                              1.69%
-------------------------------------------------------------------------------
FINANCE-BRITISH POUND DENOMINATED:                                        0.63%
-------------------------------------------------------------------------------
BP 1,800,000
                  Capital One Master Trust,                        $  3,075,146
                  7.625%, 08/10/1999
BP 375,000
                  General Motors Acceptance Corp.,                      668,646
                  Floating Rate Note,
                  7.50391%, 09/25/2002 (Note D, p. 13)
                                                                   ------------
Total Finance-British Pound Denominated
(Cost $3,674,373)                                                     3,743,792
                                                                   ------------
-------------------------------------------------------------------------------
FINANCE-ITALIAN LIRA DENOMINATED:                                         0.54%
-------------------------------------------------------------------------------
IL 325,000,000
                  General Electric Capital Corp.,                       197,165
                  8.00%, 10/29/1998
IL 4,935,000,000
                  SCCR Ltd.,                                          2,989,797
                  4.838%, 05/15/2000 (Note D, p. 13)
                                                                    -----------
Total Finance-Italian Lira Denominated
(Cost $2,998,567)                                                     3,186,962
                                                                    -----------
-------------------------------------------------------------------------------
GOVERNMENT-DEUTSCHEMARK DENOMINATED:                                      0.52%
-------------------------------------------------------------------------------
DM 4,330,000
                  Deutschland Republic,                               3,121,842
                  6.25%, 01/04/2024
                                                                   ------------
Total Government-Deutschemark
Denominated (Cost $3,072,123)                                         3,121,842
                                                                   ------------
Total Non-U.S. Dollar Investments
(Cost $9,745,063)                                                    10,052,596
                                                                   ------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $585,594,865)            99.12%            $589,841,747
(Note E, p. 13)
Cash and Other Assets, Less Liabilities           0.88                5,245,421
                                                 -----             ------------
Net Assets (Equivalent to $12.53
per share based on 47,481,108
shares of capital stock outstanding)            100.00%            $595,087,168
                                                ======             ============

-------------------------------------------------------------------------------
LONG FUTURES CONTRACT
-------------------------------------------------------------------------------
                                                    Contract         Unrealized
Quantity          Description                        Amount        Appreciation
-------------------------------------------------------------------------------
86                German 5 Year Bond              $13,837,344      $    140,149
                  December 1998
                                                                   ------------
Total Long Futures Contract                                        $    140,149
                                                                   ------------

-------------------------------------------------------------------------------
FOREIGN CURRENCY
-------------------------------------------------------------------------------
Quantity          Description                                      Market Value
-------------------------------------------------------------------------------
2,876,015         Deutschemark                                     $  1,722,216
                                                                   ------------
Total Foreign Currency                                             $  1,722,216
                                                                   ------------
12      Sanford C. Bernstein Fund, Inc.--1998 Annual Report

-------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1998 were purchased at an average rate of 5.53%.
(B) $225,000 principal amount pledged as collateral for futures transactions
(C) $17,000,000 principal amount segregated as collateral for futures transactions
(D) Fair-valued security
(E) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


-------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Bernstein Government Short Duration Portfolio
                               September 30, 1998

-------------------------------------------------------------------------------
Principal Amount  Description                                     Market Value*
-------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, below):                                         1.83%
-------------------------------------------------------------------------------
  2,533,000       Prudential Funding Corp.,                        $  2,533,000
                  10/01/1998
                                                                   ------------
Total Commercial Paper (Cost $2,533,000)                              2,533,000
                                                                   ------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     73.02%
-------------------------------------------------------------------------------
  8,480,000 5.00%, 02/15/1999                                         8,493,254
  4,000,000 6.25%, 03/31/1999                                         4,033,752
 12,000,000 6.375%, 04/30/1999                                       12,123,756
  3,500,000 6.25%, 05/31/1999                                         3,537,191
 19,520,000 5.625%, 10/31/1999                                       19,733,510
 15,790,000 7.50%, 10/31/1999                                        16,268,642
  3,515,000 5.50%, 02/29/2000                                         3,562,234
 15,000,000 6.375%, 05/15/2000                                       15,445,320
  6,930,000 5.75%, 11/15/2000                                         7,120,582
  9,915,000 6.625%, 06/30/2001                                       10,478,926
                                                                   ------------
Total U.S. Treasury Notes (Cost $99,406,764)                        100,797,167
                                                                   ------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                             13.51%
-------------------------------------------------------------------------------
 18,565,633 3.625%, 07/15/2002                                       18,652,669
                                                                    -----------
Total U.S. Treasury Inflation Protection Security
(Cost $18,551,709)                                                   18,652,669
                                                                    -----------
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY:                                                  10.11%
-------------------------------------------------------------------------------
 13,635,000       Federal Home Loan Bank,                            13,948,728
                  5.50%, 08/13/2001
                                                                    -----------
Total U.S. Government Agency
(Cost $13,817,779)                                                   13,948,728
                                                                    -----------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $134,309,252)            98.47%            $135,931,564
(Note B, below)
Cash and Other Assets, Less Liabilities           1.53                2,105,629
                                                 -----             ------------
Net Assets (Equivalent to $12.66
per share based on 10,904,533
shares of capital stock outstanding)            100.00%            $138,037,193
                                                ======             ============
-------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1998 was purchased at a rate of 5.75%.
(B) At September 30, 1998, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


*See Note 1, page 26 in Notes to Financial Statements.

                       Schedule of Investments--Taxable Bond Portfolios      13